Registration No. 333-131007

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

☐ Pre-Effective Amendment No.	☒ Post-Effective Amendment No. 2

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 82

Massachusetts Mutual Variable Annuity Separate Account 4

(Exact Name of Registrant)

Massachusetts Mutual Life Insurance Company

(Name of Depositor)

1295 State Street, Springfield, Massachusetts 01111

(Address of Depositor’s Principal Executive Offices)

(413) 788-8411

Patricia J. Walsh

Corporate Vice President and Associate General Counsel

Massachusetts Mutual Life Insurance Company

1295 State Street

Springfield, Massachusetts 01111

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:    Continuous.

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485.

☒	on May 1, 2008 pursuant to paragraph (b) of Rule 485.

☐	60 days after filing pursuant to paragraph (a) of Rule 485.

☐	on pursuant to paragraph (a) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Individual or Group Immediate Variable Annuity Contract

CROSS REFERENCE TO ITEMS

REQUIRED BY FORM N-4

N-4 Item	Caption in Prospectus
1	Cover Page

2	Index of Special Terms

3	Table of Fees and Expenses

4	Condensed Financial Information

5	The Company; Investment Choices

6	Expenses; Distributors

7	Contract Roles; Purchasing a Contract; Voting Rights; Reservation of Rights; Cover Page

8	The Income Phase

9	Death Provisions

10	Distribution

11	Right to Cancel Your Contract; Suspension of Payments or Transfers; Withdrawals

12	Federal Taxes

13	Legal Proceedings

14	Additional Information Caption in Statement of Additional Information

Caption in Statement of Additional Information
15	Cover Page

16	Table of Contents

17	Company

18	Distribution; Experts

19	Purchase of Securities Being Offered

20	Distribution

21	Not Applicable

22	Not Applicable

23	Financial Statements

PART A

INFORMATION REQUIRED IN A PROSPECTUS

Massachusetts Mutual Life Insurance Company

Massachusetts Mutual Variable Annuity Separate Account 4

MassMutual RetireEase SelectSM Immediate Variable and Fixed Annuity

This prospectus describes a single premium individual immediate variable and fixed annuity. The contract is designed for persons who would like to generate variable or a combination of variable and fixed annuity payments from an annuity contract. It is available as either a non-qualified contract or as a qualified contract for use with a traditional Individual Retirement Annuity (IRA) under section 408(b) of the Internal Revenue Code of 1986, as amended (Tax Code).

You, the owner, have a number of investment choices in this contract. Subject to state availability, these investment choices include a fixed investment choice, called the general account, and variable investment choices available through our separate account. Through our separate account you may elect a number of sub-accounts, each of which invests in one of the following funds:

AIM Variable Insurance Funds

•	AIM V.I. Financial Services Fund (Series I Shares)
•	AIM V.I. Global Health Care Fund (Series I Shares)
•	AIM V.I. Technology Fund (Series I Shares)

Fidelity® Variable Insurance Products

•	Fidelity® VIP Contrafund® Portfolio (Initial Class)

ING Variable Products Trust

•	ING VP Real Estate Portfolio (Class S)

MML Series Investment Fund

•	MML Asset Allocation Fund
•	MML Blue Chip Growth Fund
•	MML Concentrated Growth Fund (Class I)
•	MML Emerging Growth Fund
•	MML Equity Income Fund
•	MML Equity Index Fund (Class I)
•	MML Foreign Fund
•	MML Global Fund (Class I)
•	MML Growth & Income Fund
•	MML Growth Equity Fund
•	MML Income & Growth Fund
•	MML Large Cap Growth Fund
•	MML Large Cap Value Fund
•	MML Mid Cap Growth Fund
•	MML Mid Cap Value Fund
•	MML NASDAQ-100® Fund*
•	MML Small Cap Growth Equity Fund
•	MML Small Cap Index Fund
•	MML Small/Mid Cap Value Fund (formerly known as MML Small Cap Value Fund)

MML Series Investment Fund II

•	MML Blend Fund
•	MML Enhanced Index Core Equity Fund
•	MML Equity Fund
•	MML Inflation-Protected and Income Fund (formerly known as MML Inflation-Protected Bond Fund)
•	MML Managed Bond Fund
•	MML Money Market Fund
•	MML Small Cap Equity Fund
•	MML Small Company Opportunities Fund

Oppenheimer Variable Account Funds

•	Oppenheimer Balanced Fund/VA
•	Oppenheimer Capital Appreciation Fund/VA
•	Oppenheimer Global Securities Fund/VA
•	Oppenheimer High Income Fund/VA
•	Oppenheimer Main Street Fund®/VA
•	Oppenheimer MidCap Fund/VA
•	Oppenheimer Strategic Bond Fund/VA

Panorama Series Fund, Inc.

•	Oppenheimer International Growth Fund/VA

PIMCO Variable Insurance Trust

•	PIMCO VIT CommodityRealReturn Strategy Portfolio (Advisor Class)
*

NASDAQ®, NASDAQ-100® and NASDAQ-100 Index® are trademarks of The NASDAQ Stock Market, Inc. (together with its affiliates, “NASDAQ”) and are licensed for use by the Fund. The Fund has not been passed on by NASDAQ as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by NASDAQ. NASDAQ MAKES NO WARRANTIES AND BEARS NO LIABILITY WITH RESPECT TO THE FUND.

Please read this prospectus before investing. You should keep it for future reference. It contains important information about the contract.

To learn more about the contract, you can obtain a copy of the Statement of Additional Information (SAI), dated May 1, 2008. We filed the SAI with the Securities and Exchange Commission (SEC) and it is legally a part of this prospectus. The SEC maintains a web site (http://www.sec.gov) that contains the SAI, material incorporated by reference and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on page 46 of this prospectus. For a free copy of the SAI, or for general inquiries, call our Retirement Income Service Center at (800) 272-2216 (press 2) or write to our Retirement Income Service Center using the following address: MassMutual Financial Group, Annuity Service Center HUB, P.O. Box 9067, Springfield, MA 01102-9067. (Overnight Mail Address: MassMutual Financial Group, Annuity Service Center HUB, W058, 1295 State Street, Springfield, MA 01111-0111)

The contract:

•	is not a bank or credit union deposit or obligation.
•	is not FDIC or NCUA insured.
•	is not insured by any federal government agency.
•	is not guaranteed by any bank or credit union.
•	may go down in value.

The SEC has not approved this contract or determined that this prospectus is accurate or complete. Any representation that it has is a criminal offense.

May 1, 2008

Index of Special Terms

We have tried to make this prospectus as readable and understandable for you as possible. By the very nature of the contract, however, certain technical words or terms are unavoidable. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term.

Page

Age	5

Annuitant	11

Annuity Date	15

Annuity Options	16

Annuity Payments	15

Retirement Income Service Center	4

Annuity Unit Value	37

Assumed Investment Rate (AIR)	15

Commuted Value	36

Contract Year	15

Good Order	4

Non-Qualified Contract	39

Purchase Payment	12

Qualified Contract	39

Separate Account	23

Sub-account	23

Index of Special Terms

Contacting the Company

How to Contact Us.  You may contact us by calling your registered representative or our Retirement Income Service Center at (800) 272-2216 (press 2) Monday through Friday between 8 a.m. and 8 p.m. Eastern Time. You may also e-mail us by visiting www.massmutual.com/annuities and clicking on “Service Request Form.” Additionally, you may write to our Retirement Income Service Center using the following address: MassMutual Financial Group, Annuity Service Center HUB, P.O. Box 9067, Springfield, MA 01102-9067 or to our overnight mail address at MassMutual Financial Group, Annuity Service Center HUB, W058, 1295 State Street, Springfield, MA 01111-0111.

Sending Forms and Written Requests in Good Order.  From time to time, you may want to submit a written request for a withdrawal, a change of beneficiary, or some other action. We can only act upon your request if we receive it in “good order.” Contact our Retirement Income Service Center to learn what information we require for your request to be in “good order.” Generally, your request must include the information and/or documentation we need to complete the action without using our own discretion to carry it out. Additionally, some actions may require that you submit your request on our form.

Overview

The following is intended as a summary. Please read each section of this prospectus for additional detail.

Contract Type.  The contract described in this prospectus is a single premium individual immediate variable and fixed annuity. The contract is designed for persons who would like to generate variable or a combination of variable and fixed annuity payments from an annuity contract. It is available as either a non-qualified contract or as a qualified contract for use with a traditional Individual Retirement Annuity (IRA) under section 408(b) of the Internal Revenue Code of 1986, as amended.

The Prospectus and the Contract.  This prospectus describes general provisions of the contract, but is not intended to address all details of the contract. Where the prospectus and contract differ, the contract will control. You should read your contract for more information about its terms and conditions. Your contract may include state-specific requirements which are not described in this prospectus. Each contract is subject to the law of the state in which the contract is issued. Some of the terms of your contract may differ from the terms of the contract delivered in another state because of state-specific legal requirements. Some of the subject matters in which there may be state-specific contract provisions include:

•	the surrender charge;

•	the availability of certain investment choices;

•	certain contract features;

•	free look rights;

•	the minimum interest rate credited to the general account;

•	premium taxes; and

•	fund transfer rights.

If you would like information regarding state-specific contract provisions, you should contact your registered representative or call our Retirement Income Service Center at the number shown on page 1 of this prospectus.

Contract Roles and Rights.  There are six basic terms for roles under the contract: the owner(s), the annuitant, the joint annuitant, the beneficiary, the payee and MassMutual. The contract is an agreement between “you,” the owner and “us,” Massachusetts Mutual Life Insurance Company. It is important that you understand who will have what rights, if any, under the contract. For example, upon death of the annuitant and joint annuitant, if any, the current owner(s) relinquish all contract rights to the designated beneficiary.

Contacting the Company/Overview

You should carefully discuss your intentions with your registered representative to ensure you assign an annuitant, joint annuitant and beneficiaries in a manner that will carry out your wishes. See “Contract Roles” and “Death Provisions.”

Annuity Payments.  We make annuity payments based on the annuity option you elect. When you elect an annuity option you also elect a number of features including but not limited to: duration, number of payees, payments to beneficiaries, and whether payments will be variable or a combination of fixed and variable annuity payments. We require you to elect variable annuity payments or a combination of fixed and variable annuity payments during your first contract year. Any time after your first contract year, if you want to elect only fixed annuity payments, you may do so by electing the general account as your only investment choice.

Variable Annuity Payments.  If you choose variable annuity payments, payment amounts will vary with the investment performance of the funds you elect.

Fixed Annuity Payments.  If you elect fixed annuity payments, payment amounts will not vary (unless you elect Inflation Protector).

See “Annuity Payments,” and for a description of additional contract features available with certain annuity options see “MassMutual Budget ProtectorSM,” “MassMutual Payment ProtectorSM,” and “MassMutual Inflation ProtectorSM.”

Free Look/Right to Cancel the Contract.  After you receive the contract, you generally have ten calendar days during which you can cancel the contract. See “Right to Cancel Your Contract.”

Death Provisions.  Upon the death of the annuitant and joint annuitant, if any, certain annuity options may provide continuing payments. After death of the owner(s) and/or the annuitant and joint annuitant, if any, in some cases the beneficiary will assume ownership rights under the contract. See “Death Provisions.”

Withdrawals.  Some annuity options allow you to withdraw a portion or all of any remaining guaranteed payments. A surrender charge may apply. See “Withdrawals.”

Transfers.  You may transfer among the investment choices, subject to certain restrictions. See “Transfers and Transfer Programs.”

Fees.  Certain fees associated with the contract will reduce annuity payments. See “Table of Fees and Expenses” and “Expenses.”

Taxation.  The Internal Revenue Code of 1986, as amended, (Tax Code), has certain rules that apply to the contract. There are some rules that only apply to your contract if it is issued as a non-qualified contract, an IRA, an inherited IRA or a custodial IRA. Tax penalties may apply if rules are not followed. See “Federal Taxes.”

Definition of Age.  In this prospectus the term “age,” except when discussed in regards to specific tax provisions, is defined as “insurance age,” which is a person’s age on his/her birthday nearest the date for which the age is being determined. This means we calculate your age based on your nearest birthday, which could be either your last birthday or your next. For example: A person’s 50th birthday is May 1, 2008; today’s date is December 1, 2008; that person’s insurance age is age 51. Even though the person has not yet turned 51 by the calendar, his insurance age is 51. This will happen every year on the day a person moves to within six months of his or her next birthday.

Overview

Table of Fees and Expenses

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract.

I. The first table describes the fees and expenses that you will pay at the time that you transfer between investment choices, make a withdrawal or surrender the contract. We do not deduct a sales charge when you purchase a contract. Premium taxes may also be deducted, but are not reflected below.

Owner Transaction Expenses

	Current	Maximum

Transfer Fee	None	Twelve free transfers per contract year, thereafter, $20 per transfer.
Surrender Charge for partial or full withdrawals (as a percentage of amount withdrawn)	8%[1]	8%[1]

[1] Surrender Charge Schedule
Contract year when withdrawal is made:*	1	2	3	4	5	6	7	8	9	10 or later

Percentage of amount withdrawn:	8%	8%	7%	6%	5%	4%	3%	2%	1%	0%

*	There are restrictions on if and when you may make a withdrawal. See “Withdrawals.”

II. The next table describes fees and expenses you will pay periodically during the time you own the contract, not including fees and expenses deducted by the funds you elect.

Periodic Contract Charges

	For contracts without Payment Protector	For contracts with Payment Protector
Separate Account Annual Expenses
Mortality and Expense Risk Charge	1.10%	1.10%
Administrative Charge	0.15%	0.15%
MassMutual Payment Protector Charge	0.0%	0.50%

Total Separate Account Annual Expenses	1.25%	1.75%

There is an accumulation unit value history in “Appendix B – Condensed Financial Information.”

Table of Fees and Expenses

Annual Fund Operating Expenses

When a sub-account purchases shares of a fund, the annual fund operating expenses are reflected in the purchase price. So, while you own the contract, if you elect any sub-accounts as investment choices, the annuity payments will be impacted by the annual fund operating expenses charged by the fund in which that sub-account invests. The first table shows the minimum and maximum total annual fund operating expenses charged by any of the funds, expressed as a percentage of average net assets, for the year ended December 31, 2007. More detail concerning each fund’s expenses that you may pay periodically during the time that you own the contract, is contained in the second table below and in each fund prospectus.

Charge	Minimum	Maximum
Total Annual Fund Operating Expenses that are deducted from fund assets, including management fees, distribution, and/or 12b-1 fees, and other expenses.	0.42%	1.44%

The following table provides more specific information about the total annual fund operating expenses of each fund. The fees and expenses reflected in this table are expressed as a percentage of average net assets for the year ended December 31, 2007.

Investment Management Fees and Other Expenses

Fund	Management Fees	Other Expenses		12b-1 Fees	Acquired Fund Fees and Expenses		Total Annual Fund Operating Expenses
AIM V.I. Financial Services Fund – Series I	0.75%	0.36%		—	—		1.11%	[2]
AIM V.I. Global Health Care Fund – Series I	0.75%	0.32%		—	0.01%	[1]	1.08%	[2,3]
AIM V.I. Technology Fund – Series I	0.75%	0.35%		—	0.01%	[1]	1.11%	[2]
Fidelity® VIP Contrafund® Portfolio (Initial Class)	0.56%	0.09%		—	—		0.65%	[4]
ING VP Real Estate Portfolio (Class S)	0.75%	0.17%		0.25%	—		1.17%	[5]
MML Asset Allocation Fund	0.55%	0.04%	[6]	—	—		0.59%
MML Blend Fund	0.40%	0.04%	[6]	—	—		0.44%
MML Blue Chip Growth Fund	0.75%	0.09%		—	—		0.84%
MML Concentrated Growth Fund (Class I)	0.60%	0.31%		—	—		0.91%
MML Emerging Growth Fund	1.05%	0.39%		—	—		1.44%	[8]
MML Enhanced Index Core Equity Fund	0.55%	0.15%	[6]	—	—		0.70%
MML Equity Fund	0.38%	0.04%		—	—		0.42%
MML Equity Income Fund	0.75%	0.03%	[6]	—	—		0.78%
MML Equity Index Fund (Class I)	0.10%	0.35%		—	—		0.45%	[9]
MML Foreign Fund	0.89%	0.11%		—	—		1.00%
MML Global Fund (Class I)	0.60%	0.55%		—	—		1.15%	[7]
MML Growth & Income Fund	0.50%	0.04%	[6]	—	—		0.54%
MML Growth Equity Fund	0.80%	0.30%		—	—		1.10%	[8]
MML Income & Growth Fund	0.65%	0.05%		—	—		0.70%
MML Inflation-Protected and Income Fund	0.57%	0.04%		—	—		0.61%
MML Large Cap Growth Fund	0.65%	0.07%		—	—		0.72%
MML Large Cap Value Fund	0.77%	0.05%		—	—		0.82%
MML Managed Bond Fund	0.44%	0.02%		—	—		0.46%
MML Mid Cap Growth Fund	0.77%	0.04%		—	—		0.81%
MML Mid Cap Value Fund	0.84%	0.04%	[6]	—	—		0.88%

Table of Fees and Expenses

Fund	Management Fees	Other Expenses		12b-1 Fees	Acquired Fund Fees and Expenses		Total Annual Fund Operating Expenses
MML Money Market Fund	0.49%	0.07%		—	—		0.56%
MML NASDAQ-100® Fund	0.45%	0.54%		—	—		0.99%	[8]
MML Small Cap Equity Fund	0.65%	0.27%	[6]	—	—		0.92%
MML Small Cap Growth Equity Fund	1.07%	0.08%	[6]	—	—		1.15%
MML Small Cap Index Fund	0.35%	0.09%	[6]	—	—		0.44%
MML Small/Mid Cap Value Fund	0.75%	0.04%		—	—		0.79%
MML Small Company Opportunities Fund	1.05%	0.08%		—	0.01%	[10]	1.14%
Oppenheimer Balanced Fund/VA (Non-Service)	0.72%	0.03%	[11]	—	—		0.75%	[12,13]
Oppenheimer Capital Appreciation Fund/VA (Non-Service)	0.64%	0.01%	[11]	—	—		0.65%	[12]
Oppenheimer Global Securities Fund/VA (Non-Service)	0.62%	0.03%	[11]	—	—		0.65%	[12]
Oppenheimer High Income Fund/VA (Non-Service)	0.73%	0.03%	[11]	—	—		0.76%	[14]
Oppenheimer International Growth Fund/VA (Non-Service)	0.97%	0.04%	[11]	—	—		1.01%	[12]
Oppenheimer Main Street Fund®/VA (Non-Service)	0.64%	0.01%	[11]	—	—		0.65%	[12]
Oppenheimer MidCap Fund/VA (Non-Service)	0.68%	0.01%	[11]	—	—		0.69%	[12]
Oppenheimer Strategic Bond Fund/VA (Non-Service)	0.57%	0.02%	[11]	—	0.02%		0.61%	[15]
PIMCO VIT CommodityRealReturn Strategy Portfolio (Advisor Class)	0.49%	0.34%		0.25%	0.05%		1.13%	[16]

1. Acquired Fund Fees and Expenses are not fees or expenses incurred by the Fund directly but are expenses of the investment companies in which the Fund invests. You incur these fees and expenses indirectly through the valuation of the Fund’s investment in those investment companies. The impact of the Acquired Fund Fees and Expenses are included in the total returns of the Fund.

2. The Fund’s advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses to 1.30% of average daily net assets. In determining the advisor’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the percentages shown in this table: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund’s Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the Fund. The expense limitation agreement is in effect through at least April 30, 2009.

3. Effective July 1, 2007, the Fund’s adviser contractually agreed to waive 100% of the advisory fee it receives from affiliated money market funds on investments by the Fund in such affiliated money market funds. If this fee waiver agreement was reflected in the table Total Annual Fund Operating Expenses would be 1.07%. This waiver agreement is in effect through at least April 30, 2009.

4. A portion of the brokerage commissions that the Fund pays may be reimbursed and used to reduce the Fund’s expenses. In addition, through arrangements with the Fund’s custodian, credits realized as a result of uninvested cash balances are used to reduce the Fund’s custodian expenses. Including these reductions, the Total Annual Fund Operating Expenses would have been 0.64%. These offsets may be discontinued at any time.

5. The advisor has entered into a written expense limitation agreement with the portfolio under which it will limit expenses of the portfolio to 1.55%, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by the advisor within three years. The expense limit will continue through at least May 1, 2009. The expense limitation agreement is contractual and shall renew automatically for one-year terms unless the advisor provides written notice of the termination of the expense limitation agreement within 90 days of the then-current term or upon termination of the investment management agreement.

6. Other Expenses include Acquired Fund Fees and Expenses, which represent approximate expenses borne indirectly by the Fund in its most recent fiscal year through investments in other pooled investment vehicles. The amount of Acquired Fund Fees and Expenses may change in the coming year due to a number of factors including, among others, a change in allocation of the Fund’s investments among other pooled investment vehicles.

Table of Fees and Expenses

7. MassMutual has agreed to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expenses) through April 30, 2009. The agreement cannot be terminated unilaterally by MassMutual. The expenses shown for the Fund do not reflect this cap. If this table did reflect the cap, the Total Annual Fund Operating Expenses would be 0.90% for MML Global Fund (Class I).

8. MassMutual has agreed to bear expenses of the Funds (other than the management fees, interest, taxes, brokerage commissions, extraordinary litigation and legal expenses, or other non-recurring or unusual expenses) in excess of 0.11% of the average daily net asset values of the MML Growth Equity Fund and MML NASDAQ-100® Fund and 0.20% of the average daily net asset values of the MML Emerging Growth Fund through April 30, 2009. Such agreements cannot be terminated unilaterally by MassMutual. The expenses shown for the Funds do not include this reimbursement. If this table did reflect these reimbursements, the Total Annual Fund Operating Expenses would be: 0.91% for MML Growth Equity Fund; 0.56% for MML NASDAQ-100® Fund; and 1.25% for MML Emerging Growth Fund.

9. MassMutual has agreed to bear the expenses (other than the management and administrative fees, interest, taxes, brokerage commissions, extraordinary litigation and legal expenses, or other non-recurring or unusual expenses) in excess of 0.05% of the average daily net asset values through April 30, 2009. Such agreements cannot be terminated unilaterally by MassMutual. We did not reimburse any expenses of the MML Equity Index Fund (Class I) in 2007.

10. Acquired Fund Fees and Expenses represent approximate expenses borne indirectly by the Fund in its most recent fiscal year through investments in other pooled investment vehicles. The amount of Acquired Fund Fees and Expenses may change in the coming year due to a number of factors including, among others, a change in allocation of the Fund’s investments among other pooled investment vehicles.

11. The Other Expenses in the table are based on, among other things, the fees the Fund would have paid if the transfer agent had not waived a portion of its fee under a voluntary undertaking to the Fund to limit these fees to 0.35% of average daily net assets per fiscal year. That undertaking may be amended or withdrawn at any time. For the Fund’s fiscal year ended December 31, 2007, the transfer agent fees did not exceed the expense limitation.

12. The Manager will voluntarily waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Oppenheimer Institutional Money Market Fund. During the fiscal year, these amounts were not material to the ratios in the table. The Fund also receives certain credits from the Fund’s custodian that, during the fiscal year, reduced its custodial expenses by less than 0.01% of average daily net assets.

13. Effective September 1, 2007, the Manager voluntarily agreed to waive a portion of the advisory fee and/or reimburse certain expenses so that the Total Annual Operating Expenses of the Fund will not exceed 0.67% on an annual basis. After applying these waivers for the partial year from September 1, 2007 through December 31, 2007, the Management Fees were 0.70% and the Total Annual Fund Operating Expenses for the full year ended December 31, 2007 were 0.73%. This voluntary waiver and/or reimbursement may be withdrawn at any time.

14. The Manager will voluntarily waive and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in Oppenheimer Institutional Money Market Fund. The Fund also receives certain credits from the Fund’s custodian that, during the fiscal year, reduced its custodial expenses by 0.01% of average daily net assets. After these waivers and credits, the actual Other Expenses as percentages of average daily net assets were 0.01% and Total Annual Fund Operating Expenses as percentages of average daily net assets were 0.74%.

15. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in Oppenheimer Institutional Money Market Fund and OFI Master Loan Fund LLC. The Fund also had a reduction to custodian expenses of $2,906. After the waivers/reductions the actual Other Expenses and Total Annual Fund Operating Expenses as a percentage of average daily net assets were 0.00% and 0.57%.

16. The advisor has contractually agreed to waive the advisory fee and the administration fee, respectively, paid to the advisor by PIMCO Cayman Commodity Portfolio I LTD. (the Subsidiary). This waiver may not be terminated by the advisor and will remain in effect for as long as the advisor’s contract with the Subsidiary is in place. If the table reflected these waivers, the Total Annual Fund Operating Expenses would be 1.08%.

(See the fund prospectuses for more information.)

Table of Fees and Expenses

The Company

In this prospectus, “we,” “us,” and “our” refer to Massachusetts Mutual Life Insurance Company (MassMutual). MassMutual is a diversified financial services company providing life insurance, disability income insurance, long-term care insurance, annuities, retirement and other products to individual and institutional customers. MassMutual is organized as a mutual life insurance company. MassMutual’s home office is located at 1295 State Street, Springfield, Massachusetts 01111-0001.

Contract Roles

Owner

In General.  In this prospectus, “you” and “your” refer to the owner and joint owner, if any, of the contract. The owner is named at the time you apply for a contract. The owner can be an individual or a non-natural person. If your contract is qualified, the owner and the annuitant must be the same, unless the contract is a custodial IRA. The owner (and joint owner, if any) has all ownership rights under the contract while the annuitant and joint annuitant, if any, are alive.

Generally, you will want to designate yourself as the annuitant or sole primary beneficiary, so that you do not lose your contract rights during your lifetime.

Joint Owners.  If your contract is non-qualified, joint owners can own the contract. The contract cannot be owned jointly by an individual and a non-natural person. Unless otherwise indicated in the prospectus, if there are joint owners, we require signatures of both joint owners for transactions.

Non-Natural Owners.  When a non-natural person (e.g., a corporation, limited liability company, partnership or certain other entities) owns a non-qualified contract, the contract will generally not be treated as an annuity for tax purposes. However, if a trust or other entity holds the contract as an agent for a natural person, the contract will generally be treated as an annuity for tax purposes. Before purchasing a contract to be owned by a non-natural person or changing ownership on an existing contract that will result in it being owned by a non-natural person, you should consult a tax adviser to determine the tax impact.

Changing Owners.  We allow you to change an owner if your contract is non-qualified or a custodial IRA. An ownership change may be a taxable event. To change the owner, submit a written request, in good order, to our Retirement Income Service Center. The change will take effect as of the date you sign the written request. We will not be liable for any payment made or action taken before we record the change.

Ownership Rights at Time of Application.  At the time of application, subject to certain restrictions, you have the right to elect or designate the following:

•	an owner and joint owner;

•	an annuitant and, if applicable, a joint annuitant;

•	a payee, or up to four payees, to whom we will make annuity payments;

•	the frequency of payments, the annuity option, the assumed investment rate and the annuity payment start date;

•	a beneficiary or beneficiaries;

•	what portion of your purchase payment will be used to purchase fixed annuity payments and what portion will purchase variable annuity payments;

•	the initial allocation among investment choices; and

•	any optional features we may make available.

Ownership Rights between Date of Contract Issue and First Annuity Payment Date. Between the date of contract issue and the first annuity payment date, subject to certain restrictions, you have the right to:

•	cancel the contract during the free look period;

•	change beneficiaries;

The Company/Contract Roles

•	change payees;

•	change owners;

•	change allocations among investment choices;

•	elect or cancel the Automatic Rebalancing Program (you cannot revoke this if you have a current election of Payment Protector).

Ownership Rights Between the First Annuity Payment Date and Prior to Death of the Annuitants.  Between the first annuity payment date and prior to death of the annuitants, subject to certain restrictions, you have the right to:

•	change the beneficiaries;

•	change payees;

•	change the owners;

•	change allocations among investment choices;

•	make a partial or full withdrawal if the elected annuity option allows, and subject to certain restrictions;

•	revoke election of Payment Protector (restrictions apply);

•	elect or cancel the Automatic Rebalancing Program (you cannot revoke this if you have a current election of Payment Protector).

Ownership Rights Upon Death.  A beneficiary who assumes ownership rights after death of the owners and/or the annuitants, has restricted rights under the contract. See “Death Provisions.”

Annuitant and Joint Annuitant

You will designate an annuitant when you purchase the contract. If you elect an annuity option for two annuitants, you must designate an annuitant and a joint annuitant. The age and gender of the annuitant and joint annuitant will be considered when we value your annuity payments, as permitted by law. You designate the annuitant and any joint annuitant at the time of application and you may not change the designations once we issue your contract except as we describe under “Death Provisions – Death Before the First Annuity Payment Date.” The annuitant and joint annuitant have no rights under the contract. If your contract is qualified, you, the owner, must be the annuitant (unless the contract is a custodial IRA). The Tax Code may impose additional restrictions on who can be designated an annuitant and if more than one annuitant is permitted.

Generally, you will want to designate yourself as the annuitant or sole primary beneficiary, so that you do not lose your contract rights during your lifetime.

In this prospectus, the plural term “annuitants” will mean “annuitant and joint annuitant, if any.”

Beneficiary

The beneficiary will assume restricted ownership rights of the contract:

•	upon the death of the owner and joint owner, if any; and/or

•	upon the death of the annuitant and joint annuitant, if any.

After death of the annuitant and joint annuitant, if any, if there are continuing annuity payments, we will stop those payments until the beneficiary designates payee(s). See “Death Provisions.”

You name the beneficiaries at the time of application. You can change the beneficiaries at any time, unless you assign an irrevocable beneficiary. In that case, a change of beneficiary requires the consent of any irrevocable beneficiary. To change the beneficiary, subject to the rights of each irrevocable beneficiary, submit a written request, in good order, to our Retirement Income Service Center. The change will take effect as of the date you sign the written request. We will not be liable for any payment made or action taken before we record the change. You can designate that one or more beneficiaries be restricted from requesting a lump-sum payment of death proceeds.

If you do not designate a beneficiary, we will designate a beneficiary according to our rules described in “Death Provisions – Default Beneficiaries.” If you have a qualified contract with a joint annuitant, the joint annuitant must be the sole primary beneficiary.

Payee

The payee is the person you designate on the application to receive annuity payments from the contract. Currently, you may designate up to four payees. If you have multiple payees, you may request that each receive a specified dollar amount or percentage of payment. To change payees and/or the dollar amounts or percentages paid to payees, submit a written request, in good order, to our Retirement Income Service Center. The change will take

Contract Roles

effect as of the date you sign the written request. We will not be liable for any payment made or action taken before we record the change. If you designate payees other than yourself, there may be tax consequences. The payee role has no rights under the contract.

Purchasing a Contract

How to purchase the contract.  You may purchase the contract by submitting your purchase payment and the required application forms to your registered representative or to our Retirement Income Service Center:

First Class Mail

MassMutual Financial Group

Annuity Service Center HUB

P.O. Box 9067

Springfield, MA 01102-9067

Overnight Mail

MassMutual Financial Group

ASC HUB – W058

1295 State Street

Springfield, MA 01111-0111

Wire Transfer

JP Morgan Chase Bank

New York, New York

ABA #021000021

MassMutual Account #323956297

Ref: Annuity Contract #

Name: (Your Name)

We have the right to reject any application or purchase payment.

Required purchase payment amount.  To purchase a contract you must make one payment of at least $10,000. After your initial payment, no additional purchase payments may be made.

The maximum purchase payment amount we accept without our prior approval is based on the age of the oldest annuitant on the contract issue date:

•	$3,000,000 if the oldest annuitant is age 75 or under including contracts owned by a personal trust;

•	$500,000 if the owner is non-natural or if the oldest annuitant is age 76 or over.

Multiple Transfers or Rollovers.  If your initial purchase payment includes multiple transfers or rollovers we will proceed as follows:

We will treat transfer/rollover payments received within 60 calendar days from our receipt of the first payment as a single purchase payment. Subject to our procedures described under “Purchasing a Contract – Allocation of Purchase Payment,” we will apply the single purchase payment to the contract upon the earlier of:

(a)	our receipt of all transfer/rollover payments; or

(b)	60 calendar days from our receipt of the 1st payment.

For the time between our receipt of the payment and the contract issue date:

(1)	any portion of the purchase payment you allocated to the general account will not receive a credit; and

(2)	any portion of the purchase payment allocated to a sub-account will not receive a credit nor will it receive any sub-account performance.

If the minimum purchase payment amount is not satisfied within 60 calendar days from our receipt of the first payment, the purchase payment(s) will be returned and we will not issue you a contract. If, on the 60th calendar day since our receipt of the first payment, the amount received to date meets the minimum purchase payment requirement, we will issue your contract with the amount received to date regardless of the fact that the entire amount of the anticipated single purchase payment has not been received by us. If you would prefer we open separate contracts at the time each transfer/rollover is received, you must submit a separate application for each.

Age Requirements.  If you are requesting a lifetime annuity option, the annuitants must be between the ages of 18 and 90 when we issue the contract. If you request a non-lifetime annuity option, then the annuitant must not be older than 100 when we issue the contract. We define age in “Overview.”

Allocation of Purchase Payment.  When you purchase your contract, you elect your investment choices among those we currently offer. At that time, you may not allocate more than 70% of

Contract Roles/Purchasing a Contract

your purchase payment to the general account. You may later change your allocations subject to restrictions detailed in “Transfers and Transfer Programs.”

Once we receive your purchase payment and the necessary information in good order at our Retirement Income Service Center, we will issue your contract and apply your purchase payment to the contract within two business days. If we do not have the information required to issue your contract, we will contact you. When we receive all of the necessary information, we will then apply your purchase payment within two business days. If for some reason we are unable to complete this process within five business days, we will either issue a refund or obtain your permission to keep your purchase payment until we obtain all of the necessary information. We have the right to reject any application or purchase payment. We reserve the right to allocate your purchase payment to the MML Money Market Fund until the end of the right to cancel period.

Purchasing Two or More Contracts.  If you purchase two or more of the RetireEase Select contracts, subject to certain restrictions, you may request that we combine certain administrative services such as statements and payments.

Replacement of Life Insurance or Annuities

A “replacement” occurs when a new policy or contract is purchased and, in connection with the sale, an existing policy or contract is surrendered, lapsed, forfeited, assigned to the replacing insurer, otherwise terminated, or used in a financed purchase. A “financed purchase” occurs when the purchase of a new life insurance policy or annuity contract involves the use of funds obtained from the values of an existing life insurance policy or annuity contract through withdrawal, surrender or loan.

There are circumstances in which replacing your existing life insurance policy or annuity contract can benefit you. As a general rule, however, replacement is not in your best interest.

Accordingly, you should make a careful comparison of the costs and benefits of your existing policy or contract and the proposed policy or contract to determine whether replacement is in your best interest.

Suitability

According to federal securities law, a registered representative is required to recommend a security only when he/she believes that the security is suitable for the customer. The registered representative must have reasonable grounds for believing that the recommendation is suitable for such customer based upon the facts disclosed by the customer as to his/her other security holdings and his/her financial situation and needs.

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are charges associated with these benefits and advantages. Owning a variable annuity can represent a long-term financial commitment.

Before you purchase a variable annuity contract, you should consider:

•	your investment horizon.

•	if you can afford to make the initial purchase payment based on your other assets and income.

•	if you understand how the product works and how charges may impact your contract performance.

•	if you are willing to tolerate market fluctuations based on underlying fund performance.

•	if you have a need for the benefits offered with a variable annuity such as tax-deferral and lifetime income.

Purchasing a Contract/Replacement of Life Insurance or Annuities/Suitability

•	if using a variable annuity contract to fund a tax-qualified plan such as an IRA is the right investment decision for you, since a variable annuity does not provide any additional tax advantages.

•

if purchasing a variable annuity is the right investment decision for you if the owner of the contract will be a non-natural person, since generally tax-deferral is not provided when a non-natural person owns a variable annuity contract.

•

if purchasing a variable annuity is the right investment decision for you if you are an older person, given the long-term financial commitment, potential market fluctuations and charges associated with a variable annuity, as well as whether you are in a tax bracket that justifies the need for tax-deferral.

•

if you are replacing your current annuity contract by purchasing the proposed variable annuity contract. If so, carefully compare the costs and benefits of your existing annuity contract with the costs and benefits of the proposed variable annuity contract, and understand what benefits of your existing annuity contract you may be forfeiting.

•

if your registered representative is receiving additional compensation for selling this variable annuity contract. Please refer to the “Distribution” section for more information about additional compensation arrangements.

•

if you are purchasing this contract with the intention to make frequent fund transfers. If you are, you should not purchase this variable annuity contract. Please refer to the “Limits on Frequent Trading and Market Timing Activity” section for more information.

Please note that we and our affiliates offer a variety of annuity contracts. Each contract is designed to satisfy a customer’s need for a long-term retirement product. Please ask your registered representative for more information about the annuity contracts we issue to determine if one of them is a suitable investment for you based upon your needs and financial situation.

Right to Cancel Your Contract

You have a right to examine your contract. If you change your mind about owning your contract, you can cancel it within 10 calendar days after receiving it. However, this time period may vary by state. When you cancel the contract within this time period, we will not assess a surrender charge. Within seven days after we receive the contract back from you at our Retirement Income Service Center, we will refund the purchase payment amount allocated to the general account and the value of the purchase payment amount allocated to the separate account, reduced by any amounts withdrawn or annuity payments made. If you purchase this contract as an IRA or if your state requires it, we will return at least your purchase payment, reduced by any amounts withdrawn or annuity payments made. For contracts issued in New York, you will receive your contract value plus any previously deducted charges.

Suitability/Right to Cancel Your Contract

Annuity Payments

Under the contract provisions, we will make payments to the payee(s) you designate. You may designate up to four payees.

What Affects Annuity Payment Amounts?  When you purchase the contract, some of the factors that may affect the amount of annuity payments include:

•	age of the annuitants;

•	gender of the annuitants;

•	the amount of your purchase payment;

•	the annuity option elected;

•	the number of guaranteed annuity payments elected (if any);

•	whether you elect variable or a combination of fixed and variable annuity payments; and

•	the elected assumed investment rate.

We require you to elect variable annuity payments or a combination of fixed and variable annuity payments during your first contract year. Any time after your first contract year, if you want to only elect fixed payments, you may do so by electing the general account as your only investment choice. Your first contract year is the annual period which begins on the date we issue your contract. Subsequent contract years begin on each anniversary of the date on which we issue your contract.

Variable Annuity Payments.  If you choose variable annuity payments, payment amounts will vary with the investment performance of the funds you elect.

Fixed Annuity Payments.  If you elect fixed annuity payments, payment amounts will not vary (unless you elect Inflation Protector).

Minimum Payment Amounts.  The minimum allowable annuity payment is $100. However, we will allow payments lower than $100 if the payment amount is:

a)	lowered solely due to the market performance of your investment choices;

b)	lowered because we are dividing it for payments to beneficiaries; and/or
c)	lowered when an annuity option with reduced payments to the survivor is elected and the reduced payments to a survivor are in effect.

Payment Dates and Frequencies.  You can choose the date of your first annuity payment. We call that date the annuity date. Your annuity date must be within one year of the date we issue your contract. You will choose the frequency and dates of annuity payments at the time we issue your contract. If you do not elect your first annuity payment date we will assume it is one month after we issue your contract. Once your contract is issued, you cannot change the frequency or date of annuity payments. The following payment frequencies are available: monthly, quarterly, semi-annually, and annually. Unless you elect otherwise, we will make annuity payments monthly. If any annuity payment is less than $100, we may change the frequency of annuity payments.

If the amount of the annuity payment will depend on the age or sex of the annuitants we will not issue your contract without adequate proof of the age and sex of the annuitants.

Assumed Investment Rate (AIR).  If you elect variable annuity payments, you must also elect an AIR of 1%, 3% or 5%. If you elect Payment Protector, you must elect 1%. You elect this rate when we issue your contract and you cannot change it once we issue your contract. Refer to Appendix A for more information on electing an assumed investment rate percentage.

The AIR is the benchmark used to determine variable annuity payment amounts. Payments are based on the “net investment return” relative to the AIR. “Net investment return” is the annualized aggregate investment performance of the sub-accounts in which you are invested after deduction of contract charges and expenses. For example, if the net investment return equals the AIR, the payment amount will stay the same. If the net investment return is higher than the AIR, the payment amount will increase. If the net investment return is lower than the AIR, the payment amount will decrease. The AIR is not a guaranteed rate of return.

If you elect a 5% AIR, the first annuity payment will be higher than if you elected a lower AIR,

Annuity Payments

but subsequent payments will increase only if the net investment return of the sub-accounts you elected is greater than 5% annually. Payment amounts will decline if the net investment return is less than 5%.

If you elect a 3% AIR, the first annuity payment will be lower than if you elected the 5% AIR, but subsequent payments will increase more rapidly and decline more slowly depending upon the net investment return of the sub-accounts you elected. Subsequent payments will increase only if the net investment return of the sub-accounts you elected is greater than 3% annually. Payment amounts will decline if the net investment return is less than 3%.

If you elect a 1% AIR, the first annuity payment will be lower than if you elected the 3% rate or the 5% rate, but subsequent payments will increase more rapidly and decline more slowly depending upon the net investment return of the sub-accounts you elected. Subsequent payments will increase only if the net investment return of the sub-accounts you elected is greater than 1% annually. Payment amounts will decline if the net investment return is less than 1%.

Annuity Options.  The available annuity options are listed in this section in the Annuity Options table. We may consent to other plans of payment in addition to those listed.

Limitations on Annuity Options.  Annuity options may be subject to state availability. If you purchase this contract as a tax-qualified contract such as a traditional IRA, an inherited IRA or a custodial IRA, the Tax Code may impose restrictions on the types of payment options you may elect.

Annuity Options

(In this table, the term “guaranteed payments” means those payments continuing during the elected guaranteed period.)

Lifetime Annuity Options
1)	Single Life Annuity — No Refund	One Annuitant Length of Payment Period: For as long as the annuitant lives. Annuity Payments After Death: None. All payments end upon the annuitant’s death. Right to Make Withdrawals: No.
2)	Single Life Annuity — Period Certain

One Annuitant

Length of Payment Period:  For a guaranteed period or as long as the annuitant lives, whichever is longer. You elect a guaranteed period (minimum 5 years/maximum 50 years) when we issue your contract. Guaranteed periods of greater than 30 years are subject to our approval.

Annuity Payments After Death:  When the annuitant dies, if there are remaining guaranteed payments, they will continue to be paid to the payee(s) designated by the beneficiary.

Right to Make Withdrawals:  Yes. Restrictions apply, see “Withdrawals.”

3)	Joint and Survivor Life Annuity — No Refund

One Annuitant, One Joint Annuitant

Length of Payment Period:  For as long as either annuitant lives.

Annuity Payments After Death:  100% of the payment will continue for as long as the surviving annuitant lives. No payments will continue after the death of both annuitants.

Right to Make Withdrawals:  No.

Annuity Payments

Lifetime Annuity Options
4)	Joint and Survivor Life Annuity — Period Certain

One Annuitant, One Joint Annuitant

Length of Payment Period:  For a guaranteed period or as long as either annuitant lives, whichever is longer. You elect a guaranteed period (minimum 5 years/maximum 50 years) when we issue your contract. Guaranteed periods of greater than 30 years are subject to our approval.

Annuity Payments After Death:  100% of the payment will continue for as long as the surviving annuitant lives. When both annuitants die, if there are remaining guaranteed payments, they will continue to be paid to the payee(s) designated by the beneficiary.

Right to Make Withdrawals:  Yes. Restrictions apply, see “Withdrawals.”

5)	Joint and Survivor Life Annuity — Reducing at Death of either annuitant — No Refund

One Annuitant, One Joint Annuitant

Length of Payment Period:  For as long as either annuitant lives.

Annuity Payments After Death:  A reduced payment will continue for as long as the surviving annuitant lives. You elect at the time of contract issue whether payments will continue at  1/2,  2/3, or  3/4 of the former value. No payments will continue after the death of both annuitants.

Right to Make Withdrawals:  No.

6)	Joint and Survivor Life Annuity — Reducing at Death of either annuitant — Period Certain

One Annuitant, One Joint Annuitant

Length of Payment Period:  For a guaranteed period or as long as the surviving annuitant lives, whichever is longer. You elect a guaranteed period (minimum 5 years/maximum 50 years) when we issue your contract. Guaranteed periods of greater than 30 years are subject to our approval.

Annuity Payments After Death:  100% of the payment will continue for the guaranteed period. When an annuitant dies, any remaining guaranteed payments will continue. When the guaranteed period is ended, a percentage of the payment will continue for as long as the surviving annuitant lives. You elect at the time of contract issue whether payments will continue at  1/2,  2/3, or  3/4 of the former value.

When both annuitants die, any remaining guaranteed payments will continue to be paid to the payee(s) designated by the beneficiary.

Right to Make Withdrawals:  Yes. Restrictions apply, see “Withdrawals.”

Annuity Payments

Lifetime Annuity Options
7)	Joint and Survivor Life Annuity — Reducing at Death of Annuitant — No Refund

One Annuitant, One Joint Annuitant

Length of Payment Period:  For as long as either annuitant lives.

Annuity Payments After Death:  There are different payments after death depending on whether the annuitant or the joint annuitant dies first.

a) If the joint annuitant dies first, then 100% of the payment will continue for as long as the annuitant lives.

b) If the annuitant dies first, then a percentage of the payment will continue for the life of the joint annuitant. You elect the percentage at the time of contract issue. Available percentages are:  1/2,  2/3 or  3/4.

No payments will continue after the death of both annuitants.

Right to Make Withdrawals:  No.

8)	Joint and Survivor Life Annuity — Reducing at Death of Annuitant — Period Certain

One Annuitant, One Joint Annuitant

Length of Payment Period:  For a guaranteed period or as long as either surviving annuitant lives, whichever is longer. You elect a guaranteed period (minimum 5 years/maximum 50 years) when we issue your contract. Guaranteed periods of greater than 30 years are subject to our approval.

Annuity Payments After Death:  When either annuitant dies, 100% of any remaining guaranteed payments will continue. When the guaranteed period is ended, there are different payments after death depending on whether the annuitant or the joint annuitant dies first.

a) If the joint annuitant dies first , then 100% of the payment will continue for as long as the annuitant lives.

b) If the annuitant dies first, then a percentage of the payment will continue for the life of the joint annuitant. You elect at the time of contract issue whether payments will continue at  1/2,  2/3, or  3/4 of the former value.

When both annuitants die, remaining guaranteed payments, if any, will continue to be paid to the payee(s) designated by the beneficiary.

Right to Make Withdrawals:  Yes. Restrictions apply, see “Withdrawals.”

Annuity Payments

Non-Lifetime Annuity Option
9)	Period Certain Only Annuity

One Annuitant

Length of Payment Period:  For a guaranteed period. You elect a guaranteed period (minimum 5 years/maximum 50 years) when we issue your contract. Guaranteed periods of greater than 30 years are subject to our approval.

After your first contract year, once each contract year, you may elect to extend or shorten the guaranteed period subject to certain restrictions detailed following this table.

Annuity Payments After Death:  When the annuitant dies, any remaining guaranteed payments will continue to be paid to the payee(s) designated by the beneficiary.

Right to Make Withdrawals:  Yes. Restrictions apply, see “Withdrawals.”

Change of Guaranteed Period.  If you elected the period certain only annuity option, then after your first contract year, once each contract year, you may elect to extend or shorten the length of your guaranteed payment period by submitting a written request, in good order, to our Retirement Income Service Center. A beneficiary who becomes owner of the contract can shorten the payment period, but cannot extend the payment period.

If you elect to change the payment period, when we receive your written request, we will re-calculate annuity payment amounts based on the commuted value of the remaining guaranteed payments. Future annuity payment amounts may be lower or higher due to this change. See “Commuted Value.”

Availability is subject to state and federal laws, and is based on the minimum and maximum period certain annuity options and rates we offer at the time of your request.

You may not change the payment period if Payment Protector is in effect. If Budget Protector is in effect, any revised payment period must be expressed in full years.

Your request must be for a payment period that we offer at the time of your request and your election must result in payment amounts that meet our minimum payment requirements.

Annuity Payments

Additional Features

MassMutual Inflation ProtectorSM

What is MassMutual Inflation Protector?  MassMutual Inflation Protector (Inflation Protector) is only applicable if you elect the general account as an investment choice at some time over the life of your contract. Usually, when you elect the general account as an investment choice, your fixed annuity payments, those annuity payments attributable to the general account, are equal over the life of your contract. If you elect Inflation Protector, your initial fixed annuity payments will be lower than if you had not elected this feature. However, commencing one year after your first annuity payment date and on each subsequent anniversary, the payments attributable to the general account will increase annually by a percentage you elect: either 1%, 2%, 3% or 4% on a compound basis. You elect this percentage at the time of contract issue and you cannot later change your election. A higher percentage will result in lower initial payments and higher payments in the future.

What is the Charge for Inflation Protector?  There is no charge for this feature.

How to Elect Inflation Protector.  You may only elect this feature at the time your contract is issued. However, the feature will not take effect until you elect the general account as an investment choice and begin receiving a portion or all of your annuity as fixed annuity payments. You may elect this feature and elect variable annuity payments, however, the inflation protector does not apply to the variable annuity payments. This feature does not apply to fixed annuity payments resulting from election of Budget Protector. We will restrict eligibility for this feature as required by the Tax Code.

Can I Cancel Inflation Protector?  Once elected, you cannot cancel this feature.

MassMutual Payment ProtectorSM

What is MassMutual Payment Protector?  If you elect MassMutual Payment Protector (Payment Protector), we guarantee that each of your variable annuity payments will never be less than the guaranteed minimum payment. The guaranteed minimum payment equals 90% of your initial estimated variable annuity payment. If a variable annuity payment falls below the guaranteed amount, we will increase that payment to equal the guaranteed amount.

If you elect the general account as an investment choice, the portion of your fixed annuity payments attributable to those assets will not be used when calculating the guaranteed minimum payment or in determining if a payment equals the guaranteed minimum payment.

Allocation Restrictions.  While you are participating in Payment Protector, you may not make transfers from the general account to the sub-accounts and you may not elect the MML Money Market sub-account as an investment choice. Additionally, while you are participating in Payment Protector we require that you either:

1)	Participate in the Asset Allocation Program (see “Transfers and Transfer Programs – Asset Allocation Program”); or

2)	Maintain your allocations within the parameters set by our Custom Allocation Choice feature.

You may switch between (1) and (2), but while you have an election of Payment Protector you must elect one or the other.

Custom Allocation Choice.  If you elect the Custom Allocation Choice feature, we will tell you the Custom Allocation Choice parameters. The parameters are the minimum and maximum that may be allocated to each style of investment choice offered through the contract. For a more detailed description of the Custom Allocation Choice parameters contact our Retirement Income Service Center or your registered representative.

Additional Features

Important Considerations

•	The Custom Allocation Choice parameters do not guarantee that investment performance will not be volatile or go down in value.

•

Allocation to a single investment choice style may outperform allocation according to the Custom Allocation Choice parameters, so that you would have obtained better returns in a single sub-account or sub-accounts representing a single style.

•	The timing of your investment and the frequency of automatic rebalancing may affect performance.

•	The value of the funds will fluctuate, and when redeemed, may be worth more or less than the original cost.

•

We reserve the right to terminate or change the Custom Allocation Choice parameters at any time. Any such modifications will be filed with the Securities and Exchange Commission and will impact contracts issued on or after the effective date of such filing.

Impact of Transfers on Annuity Payment Amounts.  If you transfer from any of the sub-accounts to the general account, the amount of subsequent variable annuity payments and the guaranteed minimum payment amount will be reduced proportionally. The amount of subsequent fixed annuity payments will be increased as a result of the transfer.

Impact of Withdrawals on Annuity Payment Amounts.  If you make a withdrawal, the amount of subsequent variable annuity payments and the amount of the guaranteed minimum payment amount will be reduced proportionally.

Annuity Payments Reducing Upon Death and Payment Protector.  If you elected an annuity option with payments reducing upon the death of an annuitant and/or joint annuitant, and the contract is in the phase where reduced payments are being made, the guaranteed minimum annuity payment will be reduced by the same percentage.

Cost of Payment Protector.  The charge for Payment Protector is equal on an annual basis to 0.50% of the daily value of your contract assets attributable to the sub-accounts, after fund expenses are deducted. The charge will continue for the life of the contract, unless you cancel the feature, in which case the charge will be discontinued as of the first business day the cancellation is effective. See “MassMutual Payment ProtectorSM – How to Cancel Payment Protector.”

How to Elect Payment Protector.  To elect Payment Protector you must:

•	Elect the feature at time of contract issue;

•	Elect an assumed investment rate of 1% (see “Annuity Payments – Assumed Investment Rate”);

•	Maintain your allocations among investment choices within the parameters of our Custom Allocation Choice feature or the Asset Allocation Program; and

•	Participate in the Automatic Rebalancing Program (see “Transfers and Transfer Programs – Automatic Rebalancing Program”).

You may only elect Payment Protector if at time of contract issue:

•	you elect a period certain only annuity option for at least 15 and no more than 30 years; or

•	you elect a lifetime annuity option with period certain of 30 years or less and the annuitants are under age 80 at time of contract issue; or

•	you elect a lifetime annuity option and the annuitants are under age 80 at time of contract issue.

How to Cancel Payment Protector.  You may cancel Payment Protector on your fifth contract anniversary or on any subsequent anniversary. Your written request, in good order, must be received at our Retirement Income Service Center within thirty-one calendar days prior to the contract anniversary upon which the cancellation is to be in effect. Once cancelled, you may not re-elect the feature.

If you cancel Payment Protector, we no longer require that your allocations remain within the parameters of our Custom Allocation Choice feature or the Asset Allocation Program. You may elect to continue or cancel your participation in the Automatic Rebalancing Program and the Asset Allocation Program.

Additional Restrictions.  While this feature is elected, you may not elect Budget Protector.

Additional Features

MassMutual Budget ProtectorSM

What is MassMutual Budget Protector?  Usually, if you elect variable annuity payments, each payment varies based upon fund performance, so you are unsure of the exact next payment amount. MassMutual Budget Protector (Budget Protector) allows you to invest in variable funds through our sub-accounts, but generate a level annuity payment over a 12-month period. For example, if you elect a monthly payment frequency, and Budget Protector calculates the payment to be $100, then the payment will continue to be $100 a month for the twelve-month period.

When we issue your contract we will tell you the estimated level payment for the first twelve-month period. On the anniversary of your first annuity payment and each subsequent anniversary, we will calculate the amount of each level payment to be paid over the next twelve-months based on the performance of your elected sub-accounts.

For your first annuity payment date and on each annuity payment anniversary thereafter, we determine the number of annuity income units necessary to make the level payments for the following year. We then redeem the annuity income units from your elected sub-accounts and transfer them to the general account. We generate your annuity payments based on the transferred amount and on the interest rate we credit through the general account. The rate credited may vary from the rate offered if you were to elect the general account as an investment choice and you did not elect Budget Protector.

The payment amounts in any one twelve-month period may be greater than or less than the payment amounts in the prior twelve-month period due to the investment performance of the sub-accounts you elect.

If you elect a combination of fixed and variable annuity payments, this feature only applies to the variable portion of the payments.

Transfers and Withdrawals.  Transfers among and partial withdrawals from the investment choices will not impact the amount of payments during a current twelve-month period, but will be reflected when we calculate the payments for the subsequent twelve-month period.

If you make a full withdrawal, the withdrawal amount will be comprised of the remaining current twelve-month period annuity payments and the commuted value of remaining guaranteed payments beyond that twelve-month period.

Change of Guaranteed Period.  If your contract permits you to change your guaranteed period, and you do so, the action will not impact the dollar amount of payments during the current twelve-month period, but will be reflected when we calculate the payments for the subsequent twelve-month period. See “Annuity Payments – Change of Guaranteed Period.”

Annuity Payments Reducing Upon Death and Budget Protector.  You may have elected an annuity option with payments reducing by a certain percentage upon the death of an annuitant and/or joint annuitant. If you did, then upon the applicable death, the remaining payments during that current twelve-month period and for subsequent twelve-month periods will be reduced by the percentage you elected.

What is the Charge for Budget Protector?  There is no charge for this feature.

How to Elect Budget Protector.  To elect Budget Protector you must:

•	elect the feature at time of contract issue; and

•	if you elect a period certain only annuity option, you must elect annuity payments for a guaranteed period in full years.

Can I Cancel Budget Protector?  Once elected, this feature cannot be cancelled, except upon death of the annuitant and joint annuitant, if any. In this case, the beneficiaries will have the option of canceling Budget Protector. If there is a single beneficiary who cancels this feature, cancellation will not take effect until the anniversary of your first annuity payment. If there are multiple beneficiaries and they all choose to cancel this feature, cancellation will occur immediately. If there are multiple beneficiaries, and any beneficiary chooses to retain the Budget Protector, the remaining guaranteed period left on the contract will be rounded down to the nearest whole year and we will adjust annuity payment amounts accordingly.

We reserve the right to cancel this feature for all contract owners, without discrimination, at any time. If we do so, your level payments will continue to be made until the next anniversary of your first annuity payment date.

Additional Restrictions.  While this feature is elected, you may not elect Payment Protector.

Additional Features

Investment Choices

You have a number of investment choices in this contract. These investment choices currently include a general account as well as a number of funds offered through our separate account sub-accounts.

The Separate Account

We established Massachusetts Mutual Variable Annuity Separate Account 4 (the separate account) as a separate account under Massachusetts law on July 9, 1997. The separate account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940.

The separate account holds the assets that underlie the contracts, except those assets allocated to our general account. We keep the separate account assets separate from the assets of our general account and other separate accounts. The separate account is divided into sub-accounts, each of which invests exclusively in a single investment choice.

We own the assets of the separate account. We credit gains to, or charge losses against, the separate account, whether or not realized, without regard to the performance of other investment accounts. The separate account’s assets may not be used to pay any of our liabilities other than those arising from the contracts. If the separate account’s assets exceed the required reserves and other liabilities, we may transfer the excess to our general account. The obligations of the separate account are not our generalized obligations and will be satisfied solely by the assets of the separate account.

The Funds

The contract offers the following funds. We may add or eliminate funds.

Investment Funds in Which the Sub-Accounts Purchase Shares	Investment Fund’s Adviser and Sub-Adviser	Asset Class
AIM Variable Insurance Funds
AIM V.I. Financial Services Fund (Series I Shares)	Adviser: Invesco Aim Advisors, Inc. Sub-Adviser: Advisory entities affiliated with Invesco Aim Advisors, Inc.	Sector
AIM V.I. Global Health Care Fund (Series I Shares)	Adviser: Invesco Aim Advisors, Inc. Sub-Adviser: Advisory entities affiliated with Invesco Aim Advisors, Inc.	Sector
AIM V.I. Technology Fund (Series I Shares)	Adviser: Invesco Aim Advisors, Inc. Sub-Adviser: Advisory entities affiliated with Invesco Aim Advisors, Inc.	Sector
Fidelity® Variable Insurance Products
Fidelity® VIP Contrafund® Portfolio (Initial Class)

Adviser: Fidelity Management & Research Company

Sub-Adviser: FMR Co., Inc.; Fidelity Research & Analysis Company; Fidelity Management & Research (U.K.) Inc.; Fidelity International Investment Advisors; Fidelity International Investment Advisors (U.K.) Limited; Fidelity Investments Japan Limited

Large Cap Blend

Investment Choices

Investment Funds in Which the Sub-Accounts Purchase Shares	Investment Fund’s Adviser and Sub-Adviser	Asset Class
ING Variable Products Trust
ING VP Real Estate Portfolio (Class S)	Adviser: ING Investments, LLC Sub-Adviser: ING Clarion Real Estate Securities L.P.	Sector
MML Series Investment Fund
MML Asset Allocation Fund	Adviser: MassMutual Sub-Adviser: Capital Guardian Trust Company	Balanced
MML Blue Chip Growth Fund	Adviser: MassMutual Sub-Adviser: T. Rowe Price Associates, Inc.	Large Cap Growth
MML Concentrated Growth Fund (Class I)	Adviser: MassMutual Sub-Adviser: Legg Mason Capital Management, Inc.	Large Cap Growth
MML Emerging Growth Fund	Adviser: MassMutual Sub-Adviser: Delaware Management Company and Insight Capital Research & Management, Inc.	Small/Mid-Cap Growth
MML Equity Income Fund	Adviser: MassMutual Sub-Adviser: T. Rowe Price Associates, Inc.	Large Cap Value
MML Equity Index Fund (Class I)	Adviser: MassMutual Sub-Adviser: Northern Trust Investments, N.A.	Large Cap Blend
MML Foreign Fund	Adviser: MassMutual Sub-Adviser: Templeton Investment Counsel, LLC	International/Global
MML Global Fund (Class I)	Adviser: MassMutual Sub-Adviser: Neuberger Berman Management, Inc.	International/Global
MML Growth & Income Fund	Adviser: MassMutual Sub-Adviser: Capital Guardian Trust Company	Large Cap Blend
MML Growth Equity Fund	Adviser: MassMutual Sub-Adviser: Grantham, Mayo, Van Otterloo & Co. LLC	Large Cap Growth
MML Income & Growth Fund	Adviser: MassMutual Sub-Adviser: American Century Investment Management, Inc.	Large Cap Value
MML Large Cap Growth Fund	Adviser: MassMutual Sub-Adviser: AllianceBernstein L.P.	Large Cap Growth

Investment Choices

Investment Funds in Which the Sub-Accounts Purchase Shares	Investment Fund’s Adviser and Sub-Adviser	Asset Class
MML Large Cap Value Fund	Adviser: MassMutual Sub-Adviser: Davis Selected Advisers, L.P.	Large Cap Value
MML Mid Cap Growth Fund	Adviser: MassMutual Sub-Adviser: T. Rowe Price Associates, Inc.	Small/Mid-Cap Growth
MML Mid Cap Value Fund	Adviser: MassMutual Sub-Adviser: American Century Investment Management, Inc.	Small/Mid-Cap Value
MML NASDAQ-100® Fund	Adviser: MassMutual Sub-Adviser: Northern Trust Investments, N.A.	Large Cap Growth
MML Small Cap Growth Equity Fund	Adviser: MassMutual Sub-Advisers: Waddell & Reed Investment Management Company and Wellington Management Company, LLP	Small/Mid-Cap Growth
MML Small Cap Index Fund	Adviser: MassMutual Sub-Adviser: Northern Trust Investments, N.A.	Small/Mid-Cap Blend
MML Small/Mid Cap Value Fund	Adviser: MassMutual Sub-Adviser: AllianceBernstein L.P.	Small/Mid-Cap Value
MML Series Investment Fund II
MML Blend Fund	Adviser: MassMutual Sub-Adviser: Babson Capital Management LLC	Balanced
MML Enhanced Index Core Equity Fund	Adviser: MassMutual Sub-Adviser: Babson Capital Management LLC	Large Cap Blend
MML Equity Fund	Adviser: MassMutual Sub-Advisers: AllianceBernstein L.P. and OppenheimerFunds, Inc.	Large Cap Value
MML Inflation-Protected and Income Fund	Adviser: MassMutual Sub-Adviser: Babson Capital Management LLC	Fixed Income
MML Managed Bond Fund	Adviser: MassMutual Sub-Adviser: Babson Capital Management LLC	Fixed Income
MML Money Market Fund	Adviser: MassMutual Sub-Adviser: Babson Capital Management LLC	Short Term/Stable Value

Investment Choices

Investment Funds in Which the Sub-Accounts Purchase Shares	Investment Fund’s Adviser and Sub-Adviser	Asset Class
MML Small Cap Equity Fund	Adviser: MassMutual Sub-Adviser: OppenheimerFunds, Inc.	Small/Mid-Cap Blend
MML Small Company Opportunities Fund	Adviser: MassMutual Sub-Adviser: OppenheimerFunds, Inc.	Small/Mid-Cap Blend
Oppenheimer Variable Account Funds
Oppenheimer Balanced Fund/VA	Adviser: OppenheimerFunds, Inc. Sub-Adviser: N/A	Balanced
Oppenheimer Capital Appreciation Fund/VA	Adviser: OppenheimerFunds, Inc. Sub-Adviser: N/A	Large Cap Growth
Oppenheimer Global Securities Fund/VA	Adviser: OppenheimerFunds, Inc. Sub-Adviser: N/A	International/Global
Oppenheimer High Income Fund/VA	Adviser: OppenheimerFunds, Inc. Sub-Adviser: N/A	Fixed Income
Oppenheimer Main Street Fund®/VA	Adviser: OppenheimerFunds, Inc. Sub-Adviser: N/A	Large Cap Blend
Oppenheimer MidCap Fund/VA	Adviser: OppenheimerFunds, Inc. Sub-Adviser: N/A	Small/Mid-Cap Growth
Oppenheimer Strategic Bond Fund/VA	Adviser: OppenheimerFunds, Inc. Sub-Adviser: N/A	Fixed Income
Panorama Series Fund, Inc.
Oppenheimer International Growth Fund/VA	Adviser: OppenheimerFunds, Inc. Sub-Adviser: N/A	International/Global
PIMCO Variable Insurance Trust
PIMCO VIT CommodityRealReturn Strategy Portfolio (Advisor Class)	Adviser: Pacific Investment Management Company LLC Sub-Adviser: N/A	Sector

There is no assurance that the funds will achieve their stated objective. The fund prospectuses contain more detailed information about the funds. We will deliver current fund prospectuses to you. You may also contact our Retirement Income Service Center and request current fund prospectuses at any time. You should read the information contained in the fund prospectuses carefully before investing.

Investment Choices

Compensation We Receive From Funds, Advisers and Sub-Advisers

Compensation We Receive From Advisers and Sub-Advisers.  We and certain of our insurance affiliates receive compensation from the advisers and sub-advisers to some of the funds. We may use this compensation for any corporate purpose, including paying expenses that we incur in promoting, issuing, distributing and administering the contract and, providing services, on behalf of the funds, in our role as intermediary to the funds. The amount of this compensation is determined by multiplying a specified annual percentage rate by the average net assets held in that fund that are attributable to the variable annuity and variable life insurance products issued by us and our affiliates that offer the particular fund (MassMutual’s variable contracts). These percentage rates differ, but currently do not exceed 0.40%. Some advisers or sub-advisers pay us more than others; some do not pay us any such compensation.

The compensation is not reflected in the expenses that are disclosed for the funds in “Table of Fees and Expenses - Annual Fund Operating Expenses” because this compensation is not paid directly out of the funds’ assets. However, these payments may be derived, in whole or in part, from the advisory fee deducted from fund assets. Contract owners, through their indirect investment in the funds, bear the costs of these advisory fees (see the funds’ prospectuses for more information).

In addition, we may receive fixed dollar payments from the advisers and sub-advisers to certain funds so that the adviser and sub-adviser can participate in sales meetings conducted by MassMutual. Attending such meetings provides advisers and sub-advisers with opportunities to discuss and promote their funds. For a list of the funds whose advisers and sub-advisers currently pay such compensation, visit massmutual.com/compensation or call our Retirement Income Service Center at the number shown on page 1 of this prospectus.

Compensation We Receive From Funds.  We and certain of our affiliates also receive compensation from certain funds pursuant to Rule 12b-1 under the Investment Company Act of 1940. This compensation is paid out of the fund’s assets and may be as much as 0.25% of the average net assets of an underlying fund which are attributable to MassMutual’s variable contracts. This compensation is specified as 12b-1 fees in the “Table of Fees and Expenses – Annual Fund Operating Expenses.” An investment in a fund with a 12b-1 fee will increase the cost of your investment in this contract.

Compensation In General.  The compensation that we receive may be significant and we may profit from this compensation. Additionally, when electing the funds that will be available with MassMutual’s variable contracts, we consider the amount of compensation that we receive from the funds, their advisers, sub-advisers, or their distributors along with the funds’ name recognition, asset class, the manager’s reputation, and fund performance.

The General Account

Purchase payments allocated to the general account and transfers to the general account become part of our general account which supports insurance and annuity obligations. The general account has not been registered under the Securities Act of 1933 (1933 Act) nor is the general account registered under the Investment Company Act of 1940 (1940 Act) because of exemptive and exclusionary provisions. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 Act or the 1940 Act. We have been advised that the staff of the Securities and Exchange Commission has not reviewed the disclosures in this prospectus which relate to the general account. Disclosures regarding the general account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in this prospectus.

You do not participate in the investment performance of the assets in the general account. We will credit an interest rate at a rate not less than the minimum allowed by state law at the time we issue your contract. We reserve the right to change the guaranteed minimum interest rate for newly issued contracts, subject to applicable state law.

Investment Choices

Transfers and Transfer Programs

Each contract year you may make twelve free transfers among the investment choices, subject to the restrictions below. If you make more than twelve transfers in a calendar year we may deduct a fee (see “Transfers and Transfer Programs – Transfer Fee”). We have the right to terminate, suspend or modify the transfer and transfer program provisions described in this prospectus.

Transfers into the General Account.  After your first contract year, you may transfer into the general account from any of the sub-accounts.

Transfers out of the General Account.  You may make one transfer per contract year out of the general account into any of the sub-accounts. However no transfers can be made from the general account to the MML Money Market Fund. If you are participating in Payment Protector, you may not make transfers out of the general account. Transfers out of the general account are done on a first-in, first-out basis. In other words, amounts attributed to the earliest allocation to the general account are transferred first, then amounts attributed to the next oldest allocation are transferred, and so on.

Transfer Requests.  You may make transfers by submitting a written request, in good order, to our Retirement Income Service Center. You must clearly indicate the amount and investment choices from and to which you wish to transfer.

Transfer effective date.  Your transfer is effective on the business day we receive your request, in good order, at our Retirement Income Service Center. If we receive your transfer request at our Retirement Income Service Center on a non-business day or after our business day closes, your transfer request will be effective on the next business day.

Transfer Fee.  Currently we do not assess a transfer fee. However, we reserve the right to allow twelve transfers per year and charge an amount of $20 per transfer in excess of twelve as provided in the contract.

Impact of Transfers on Annuity Payments. Transfers between sub-accounts will be made by converting the number of annuity units being transferred to the number of annuity units of the sub-account to which the transfer is made. The result is that the next annuity payment, if it were made at that time, would be the same amount that it would have been without the transfer. Thereafter, annuity payments will reflect changes in the value of the new annuity units within the current investment choices.

The amount transferred from a sub-account into the general account will be based on the commuted value of the payments being transferred from that sub-account. See “Commuted Value.” We will first calculate the value of the annuity units being transferred out of the sub-account. That value will then be used to purchase fixed annuity payments. The value of the fixed annuity payments will be based on the annuity option in effect, the age and gender of the annuitant and joint annuitant, if any, and the current annuity purchase rates in effect at the time of the transfer.

The amount transferred from the general account into any sub-account(s) will be based on the commuted value of the future payments being transferred from the general account, see “Commuted Value.” The amount transferred to the sub-accounts will be used to purchase annuity units of the sub-account(s) to which the transfer is made. Thereafter, annuity payments will reflect changes in the value of the new annuity units.

Transfers and Elective Features.  There may be additional transfer impacts and restrictions if you elected any of the following: Automatic Rebalancing Program, Budget Protector, Payment Protector, and Inflation Protector. See those prospectus sections for additional detail.

Transfers and Transfer Programs

Automatic Rebalancing Program

Over time, the performance of each sub-account may cause your allocation to shift from your original allocation. If you elect the Automatic Rebalancing Program you will request that we periodically transfer among sub-accounts to reflect your desired allocations. You may cancel or elect the program at any time. For more detail regarding participation in this program, contact your registered representative or our Retirement Income Service Center.

If you elect Payment Protector, you must participate in the Automatic Rebalancing Program and you may not cancel your participation unless you first cancel your election of Payment Protector. For additional detail see “MassMutual Payment ProtectorSM.”

Asset Allocation Program

What is the Asset Allocation Program (AAP)?  If you participate in the AAP, you choose one of several asset allocation models. We will follow the guidelines of your elected asset allocation model when allocating among investment choices available through the contract. The asset allocation model you elect will determine your investment choices and how much is allocated to each investment choice. If you elect the AAP you must participate in the Automatic Rebalancing Program, allowing us to periodically rebalance your allocations so they continue to follow your elected asset allocation model strategy. See “Transfers and Transfer Programs – Automatic Rebalancing Program.”

Electing an Asset Allocation Model.   You can elect to participate in the AAP at any time. You should consult with your registered representative to assist you in determining which asset allocation model in the program is best suited to your financial needs, investment time horizon, and is consistent with your risk comfort level. You should periodically review those factors to determine if you need to change asset allocation models.

Transfer Limitations.  While participating in the AAP you may make a transfer by changing asset allocation models. If you do submit a transfer request other than a request to change your asset allocation model, we will terminate your participation in the AAP and notify you of the termination. There are two exceptions to this: 1) If you transfer from or to the general account, we will not cancel the AAP; and 2) If you are participating in Payment Protector, we will not terminate your participation in the AAP. Instead, we will notify you of the transfer choices available with Payment Protector: a) you may change asset allocation models; b) you may cancel the AAP by electing the Custom Allocation Choice feature and make transfers within the parameters of that feature; or c) you may cancel Payment Protector and the AAP and request a transfer outside of the AAP models. There are restrictions regarding when you can cancel, see “MassMutual Payment ProtectorSM” for additional detail.

Electing a Different Asset Allocation Model.  At any time, you may change your asset allocation model to any of the available asset allocation models by contacting our Retirement Income Service Center.

Canceling Participation in AAP.  You can cancel your participation in the AAP at any time by contacting our Retirement Income Service Center. You can re-elect participation in the AAP at any time.

Important Considerations

•	There is no assurance that an asset allocation model will not lose money or that investment results will not experience some volatility.

•	Historical market and asset class performance may differ in the future from the historical performance and assumptions upon which the asset allocation models are built.

•	Allocation to a single asset class may outperform an asset allocation model, so that you would have obtained better returns in a single fund or funds representing a single asset class than in an asset allocation model. Asset allocation model performance is dependent upon the performance of the funds in the model.

•	We have the right to terminate or change the AAP at any time.

Limits on Frequent Trading and Market Timing Activity

This contract and its investment choices are not designed to serve as vehicles for what we have determined to be frequent trading or market

Transfers and Transfer Programs

timing trading activity. We consider these activities to be abusive trading practices that can disrupt the management of a fund in the following ways:

•	by requiring the fund to keep more of its assets liquid rather than investing them for long-term growth, resulting in lost investment opportunity; and

•	by causing unplanned portfolio turnover.

These disruptions, in turn, can result in increased expenses and can have an adverse effect on fund performance that could impact all owners and beneficiaries under the contract, including long-term owners who do not engage in these activities. Therefore, we discourage frequent trading and market timing trading activity and will not accommodate frequent transfers among the funds. Organizations and individuals that intend to trade frequently and/or use market timing investment strategies should not purchase this contract. We have adopted policies and procedures to help us identify those individuals or entities that we determine may be engaging in frequent trading and/or market timing trading activities.

We monitor trading activity to uniformly enforce those procedures. However, those who engage in such activities may employ a variety of techniques to avoid detection. Therefore, despite our efforts to prevent frequent trading and the market timing of funds among the sub-accounts of the separate account, there can be no assurance that we will be able to identify all those who trade frequently or those who employ a market timing strategy, and curtail their trading in every instance.

In addition, some of the funds are available with variable products issued by other insurance companies. We do not know the effectiveness of the policies and procedures used by these other insurance companies to detect frequent trading and/or market timing. As a result of these factors, the funds may reflect lower performance and higher expenses across all contracts as a result of undetected abusive trading practices.

If we or the investment adviser to any of the funds available with this contract, determine that an owner’s transfer patterns reflect frequent trading or employment of a market timing strategy, we will not allow the owner to submit transfer requests by overnight mail, facsimile transmissions, the telephone, our web site, or any other type of electronic medium. Additionally, we may reject any single trade that we determine to be abusive or harmful to the fund. Orders for the purchase of fund shares may be subject to acceptance by the fund. Therefore, we reserve the right to reject, without prior notice, any fund transfer request if the investment in the fund is not accepted for any reason.

The funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the funds describe the funds’ frequent trading and market timing policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. We have entered into a written agreement, as required by SEC regulation, with each fund or its principal underwriter that obligates us to provide to the fund promptly upon request certain information about the trading activity of individual contract owners, and to execute instructions from the fund to restrict or prohibit further purchases or transfers by specific contract owners who violate the frequent trading or market timing policies established by the fund.

Contract owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the funds generally are “omnibus” orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the funds in their ability to apply their frequent trading or market timing policies and procedures. It may also require that we restrict or prohibit further purchases or transfers as requested by a fund on all contracts owned by a contract owner whose trading activity under one variable contract has violated a fund’s frequent trading or market timing policy. If a fund believes that an omnibus order reflects one or more transfer requests from contract owners engaged in frequent trading or market timing activity, the fund may reject the entire omnibus order.

We will notify you in writing if we reject a transfer or if we implement a restriction due to frequent trading or the use of market timing investment strategies. If we do not accept a transfer request, no change will be made to your allocations per that request. We will then allow

Transfers and Transfer Programs

you to resubmit the rejected transfer by regular mail only.

Additionally, we may in the future take any of the following restrictive actions that are designed to prevent the employment of a frequent trading or market timing strategy:

•	not accept transfer instructions from an owner or other person authorized to conduct a transfer;

•	limit the number of transfer requests that can be made during a contract year; and

•	require the value transferred into a fund to remain in that fund for a particular period of time before it can be transferred out of the fund.

We will apply any restrictive action we take uniformly to all owners we believe are employing a frequent trading or market timing strategy. These restrictive actions may not work to deter frequent trading or market timing activity.

We reserve the right to revise our procedures for detecting frequent trading and/or market timing at any time without prior notice if we determine it is necessary to do so in order to better detect frequent trading and/or market timing, to comply with state or federal regulatory requirements, or to impose different restrictions on frequent traders and/or market timers. If we modify our procedures, we will apply the new procedure uniformly to all owners.

Withdrawals

Income taxes, tax penalties, a surrender charge and certain restrictions may apply to any withdrawal you make.

If you elect an annuity option without a period certain, you cannot make any withdrawals.

Right to Make Partial Withdrawals.  Subject to the limitations described in this prospectus, you have the right to make partial withdrawals (also called partial surrenders) of remaining guaranteed payments if you elected an annuity option with a period certain.

Right to Make Full Withdrawals.  Subject to the limitations described in this prospectus, you have the right to make a full withdrawal (also called full surrenders) of remaining guaranteed payments if you elected a period certain only annuity option.

Limits on Number of Withdrawals.  If you elected a period certain only annuity option you may make one withdrawal each contract year. If you elected a lifetime annuity option with period certain you may not make a withdrawal during your first contract year. However, you may make one withdrawal each subsequent contract year.

Amount Available to Withdraw.  The amount available for withdrawal is based on the commuted value of any remaining guaranteed payments. See “Commuted Value.” Additionally, we limit the amount available for a partial withdrawal, so that each remaining guaranteed payment is a minimum amount of $100. In some states there are restrictions on receiving a lump-sum payment of remaining fixed guaranteed payments.

Deduction of Withdrawals.  Any request for a withdrawal will be taken proportionally from your elected sub-accounts on the business day we receive your request in good order. If we cannot satisfy the entire withdrawal request from your elected sub-accounts and you have elected the general account as an investment choice, then the remaining portion will be taken from the general account, as applicable. Withdrawals out of the general account are done on a first-in, first-out basis. In other words, amounts attributed to the earliest allocation to the general account are withdrawn first, then amounts attributed to the next oldest allocation are withdrawn, and so on.

Minimum Partial Withdrawal Amounts.  Your partial withdrawal must be at least $5,000.

Withdrawal Requests.  To request a withdrawal, submit our fully completed partial surrender or surrender form in good order to our Retirement Income Service Center.

Withdrawal Effective Date.  Your withdrawal is effective on the business day we receive, at our Retirement Income Service Center, our partial surrender or surrender form, in good order, and, if applicable, a “letter of acceptance.” If we receive this item(s) at our Retirement Income Service Center on a non-business day or after our business day closes, your withdrawal request will be effective on the next business day.

Transfers and Transfer Programs/Withdrawals

Delivery of Withdrawal Amount.  Withdrawals will be sent to the payee(s) you designate. We will pay any withdrawal amount within 7 calendar days of the withdrawal effective date, unless we are required to suspend or postpone withdrawal payments.

Partial Withdrawals Used to Pay Investment Advisory Fees.  Some contract owners have their assets managed by one or more investment advisers. The investment advisers may assess a fee for their services. Their fees are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus. Some contract owners authorize their investment advisers to take one or more partial withdrawals from the contract in order to collect advisory or investment management fees. Withdrawals taken from this contract to pay such fees may be subject to a surrender charge, income tax and/or tax penalties. We encourage you to determine whether engaging in this activity is appropriate for you.

Withdrawal Charge.  Withdrawals may be subject to a surrender charge. We will deduct any applicable surrender charge from the amount you withdraw. See “Expenses – Surrender Charge for Partial and Full Withdrawals.”

Impact of Withdrawals on Annuity Payments.  The amount available for you to withdraw is the commuted value of the remaining guaranteed annuity payments. Once a portion of the commuted value is withdrawn, the remaining guaranteed annuity payments will be reduced proportionally. If you elected a lifetime annuity option with period certain, withdrawals will affect remaining guaranteed payment amounts, but will not affect payments after the guaranteed period continuing for life. See “Commuted Value.”

Withdrawals and Elected Features.  There may be additional withdrawal impacts and restrictions if you elected any of the following: Budget Protector, Payment Protector, and Inflation Protector. See those prospectus sections for additional detail.

Death Provisions

The following is a discussion of how contract rights and annuity payments are impacted by the death of the contract owner(s), the annuitant and/or the joint annuitant.

Death Before the First Annuity Payment Date

Death of Owner.  If an owner who is not an annuitant or joint annuitant dies, the surviving owner, if any, retains ownership of the contract unless you designate otherwise. If there is no surviving owner, the beneficiary assumes ownership rights. We will pay any annuity payments to the payee(s) we have on record. The new owner may change the payee(s) on record.

Death of Annuitant.  If the Annuitant dies and:

1)	if there is a surviving joint annuitant, the annuity payments will be adjusted so that they equal what would have been paid under a single life annuity option; or

2)	If there is no surviving joint annuitant, the owner (or beneficiary if the owners are deceased) may elect by written request to receive:

a)	a refund of the purchase payment amount allocated to the general account and the value of the purchase payment amount allocated to the separate account; or

b)	the guaranteed annuity payments, if any, as specified in the elected annuity option.

Death on or after the First Annuity Payment Date

Death of Annuitant.  If the Annuitant dies and:

(1)	if there is a surviving joint annuitant, we will pay the remaining annuity payments, if any, to the payee(s) we have on record; or
(2)	if there is no surviving joint annuitant, remaining guaranteed annuity payments, if any, will stop until we receive instructions from the beneficiary(ies).

The beneficiary may elect to receive a lump-sum payment of the commuted value of remaining guaranteed annuity payments. A beneficiary’s

Withdrawals/Death Provisions

right to request the commuted value may have been restricted by the owner. Additionally, in some states there are restrictions on receiving a lump-sum payment of remaining fixed guaranteed payments. If a beneficiary continues the annuity payments and later requests payment of the commuted value of remaining guaranteed annuity payments, a surrender charge may apply. See “Expenses – Surrender Charge for Partial or Full Withdrawals” and “Commuted Value.”

If upon the death of the annuitant and joint annuitant, if any, one or more of the beneficiaries is deceased and the payment allocation is in equal shares, we will evenly divide the deceased beneficiary’s allocation for distribution to the remaining beneficiaries. If the percentage allocation is unequal (example: 50%, 30%, 20%), we will divide proportionally the deceased beneficiary’s percentage for distribution to the remaining beneficiaries.

Upon the death of the annuitant and joint annuitant, if any, the owner loses all contract rights and the primary beneficiary or beneficiaries assume ownership rights. If there is more than one beneficiary, the beneficiaries will assume ownership rights of the contract in proportion to the beneficiary allocations designated. If no beneficiary allocations are designated, the beneficiaries will assume ownership in equal proportions. Written consent of all owners may be required to exercise any contract rights. We may at our discretion give separate ownership rights to each beneficiary.

Death of Owner.  While the annuitants are alive, upon the death of an owner, the surviving owner, if any, retains ownership of the contract unless you designate otherwise. Upon the death of the owner and joint owner, if any, the primary beneficiary or beneficiaries assume ownership rights. If there are multiple beneficiaries, they will assume ownership rights of the contract in equal proportions, regardless of any beneficiary allocations designated. However, for tax reporting purposes, we will report to each beneficiary in proportion to their designated allocations. Written consent of all beneficiaries may be required to exercise any contract rights. We may at our discretion give separate ownership rights to each beneficiary.

Beneficiary Rights

A beneficiary who assumes ownership rights has the right to:

1)	designate a payee, or payees to whom we will make annuity payments;

2)	change allocations among investment choices;

3)	make a partial or full withdrawal, subject to certain restrictions (see “Withdrawals”);

4)	revoke election of Payment Protector (restrictions apply);

5)	revoke election of Budget Protector (only upon death of the annuitant and joint annuitant, if any);

6)	elect or revoke the Automatic Rebalancing Program (unless Payment Protector is in effect);

7)	designate a beneficiary or beneficiaries (beneficiaries assume ownership rights upon death of annuitants or death of a beneficiary with current ownership rights); and

8)	if the beneficiary assumes ownership rights due to death of the owner(s), change the owners (the Tax Code may restrict the right to change owners).

Processing Payments After Death

We will determine the death proceeds, if any, and commence payment as of the date we receive both due proof of death and an election of the payment method. Due proof of death will be one of the following:

1.	a certified death certificate; or

2.	a certified decree of a court of competent jurisdiction as to the finding of death; or

3.	any other proof satisfactory to us.

We may adjust the annuity payment period or require a beneficiary request a lump-sum payment if we are required to make the adjustment in order to comply with the Tax Code, in particular, sections 72(s) and 401(a)(9).

Death Provisions

Default Beneficiaries

Unless you designated specific beneficiary allocations, beneficiary rights to any payment upon death will be in equal shares to the survivor(s) as follows:

1.	to the joint owner (default primary beneficiary); or if there is none,

2.	to the primary beneficiary(ies) who survive(s) your death and/or the annuitant’s death, as applicable; or if there are none

3.	to the contingent beneficiary(ies) who survive(s) your death and/or the annuitant’s death, as applicable; or if there are none

4.	to you, if the contract is owned by a non-natural person, or to your estate.

Expenses

There are charges and other expenses associated with the contracts that reduce the return on your investment in the contract. These charges and expenses are:

Separate Account Charges

Each business day we deduct certain charges from the assets of the separate account. We do this as part of our calculation of the value of the annuity units. There are three types of separate account charges: (1) the mortality and expense risk charge (2) the administrative charge and (3) charges for Payment Protector, if elected.

Mortality and Expense Risk Charge

This charge is equal, on an annual basis, to 1.10% of the daily value of the assets invested in each sub-account, after fund expenses are deducted. This charge is for:

•

the mortality risk associated with the insurance benefits provided, including our obligation to make annuity payments regardless of how long the annuitant and joint annuitant, if any, live and the guarantee of rates used to determine your annuity payments;

•	the expense risk that the current charges will be insufficient to cover the actual cost of administering the contract.

If the mortality and expense risk charge is not sufficient to cover the mortality and expense risk, we will bear the loss. If the amount of the charge is more than sufficient to cover the mortality and expense risk, we will make a profit on the charge. We may use this profit for any purpose, including the payment of marketing and distribution expenses for the contract.

Administrative Charge

This charge is equal, on an annual basis, to 0.15% of the daily value of the assets invested in each sub-account, after fund expenses are deducted. We assess this charge to reimburse us for all the expenses associated with the administration of the contract and the separate account. Some of these expenses are: preparation of the contract, confirmations, annual reports and statements, maintenance of contract records, personnel costs, legal and accounting fees, filing fees, and computer and systems costs.

Payment Protector Charge

If you elect Payment Protector, we will assess a charge. This charge is equal, on an annual basis, to 0.50% of the daily value of the assets invested in each sub-account, after fund expenses are deducted. If you cancel this feature, we will discontinue the charge on the date your cancellation is effective. See “MassMutual Payment ProtectorSM – How to Cancel Payment Protector.”

Surrender Charge for Partial or Full Withdrawals

You may have the right to make withdrawals from the contract (see “Withdrawals”). If you make a partial or full withdrawal we may deduct a surrender charge from the amount you withdraw. We use this charge to cover certain expenses among which are those relating to the sale of the contract. The amount of the charge depends on the amount you withdraw and the length of time between when we issued your contract and when you make a withdrawal.

Death Provisions/Expenses

The surrender charge is assessed as follows:

Contract Year When Withdrawal Is Made*	Percentage of Amount Withdrawn
1	8%
2	8%
3	7%
4	6%
5	5%
6	4%
7	3%
8	2%
9	1%
10 or later	0%

* There are restrictions on if and when you may make a withdrawal. See “Withdrawals.”

Death Provisions and Surrender Charge

Proceeds paid upon death are not subject to a surrender charge unless there are continuing annuity payments from the contract and at a later date, subject to contract rules, a partial or full withdrawal of remaining guaranteed payments is requested. We will then assess a surrender charge on the withdrawal. If a surrender charge is applied in this situation, the surrender charge schedule will be the one that commenced at the original contract issue date, prior to the beneficiary becoming owner.

Exchanged Contracts and Surrender Charge

A reduced surrender charge schedule may apply under this contract if another variable annuity contract issued by us or one of our affiliated insurance companies is exchanged for this contract. Exchange programs may not be available in all states. We have the right to modify, suspend or terminate any exchange program any time without prior notification. If you want more information about our current exchange programs, contact your registered representative or our Retirement Income Service Center.

Premium Taxes

Some states and other governmental entities charge premium taxes or similar taxes. We are responsible for the payment of these taxes. We will deduct these taxes from your purchase payment. Premium taxes generally range from 0% to 3.5%, depending on the state.

Transfer Fee

Currently we do not assess a transfer fee. However, we reserve the right to allow twelve transfers per year and charge an amount of $20 per transfer in excess of twelve as provided in the contract.

Income Taxes and Withholding

We will make any deductions for withholding taxes that are required by law. If we incur any income taxes due to the operation of the separate account, we will deduct them from the contract. At the present time, the separate account does not incur any income tax liability.

Fund Expenses

When our separate account sub-accounts purchase shares of their underlying fund, the shares are purchased at net asset value. The net asset value of each fund reflects investment management fees and other expenses already deducted from the assets of the fund. Therefore, fund expenses are reflected in the value of each sub-account. One or more of the funds available as an investment choice may pay us a distribution fee out of its assets. This fee is called a “12b-1” fee and along with the routine fees and expenses, it will be reflected in the value of a sub-account invested in a fund with a 12b-1 fee. Please refer to the fund prospectuses for more information regarding these expenses.

Expenses

Commuted Value

Calculating the Commuted Value of Remaining Payments

If you request a withdrawal of remaining guaranteed payments, if you make a transfer between a variable and fixed investment choice, if you request a change in the guaranteed period of the period certain only annuity option or if we make a payment upon death, we will utilize the “commuted value” when making those transactions. The commuted value for withdrawals, change of guaranteed period and payments upon death will only reflect the present value of remaining guaranteed payments. The commuted value for transfers will also reflect the present value of any payments which continue for life after the guaranteed period. Transfers and withdrawals may also be subject to a deduction for fees (see “Expenses – Surrender Charge for Partial or Full Withdrawals” and “Expenses –  Transfer Fee.”)

For Variable Annuity Payments

We determine the commuted value of variable annuity payments by using the assumed investment rate (AIR) you elect for your contract (i.e., 1%, 3% or 5%).

Payments for a Guaranteed Period.  For variable annuity payments that continue for a guaranteed period, we determine the commuted value by using the AIR as of the date of the transfer, withdrawal or change of guaranteed period.

Payments for Life.  For variable annuity payments that continue for life after the guaranteed period, we determine the commuted value by using current attained age mortality and the AIR as of the date of the transfer.

For Fixed Annuity Payments

Payments for a Guaranteed Period.  For fixed annuity payments that continue for a guaranteed period, we determine the commuted value by using the adjusted contract rate calculated as of the date of the transfer, withdrawal or change of guaranteed period. We calculate the adjusted contract rate as follows:

Adjusted Contract Rate = Contract

Rate + A – B.

Contract Rate: the Contract Rate is an interest rate we establish on the day we issue your contract.

A = the withdrawal yield

We determine the withdrawal yield as follows: “A” is the yield on the Constant Maturity Treasury Note as of the date we calculate the present value. The duration of that note will be equal to the number of years from the date of the calculation until the final guaranteed payment is due, divided by 2. Any resulting fraction (in years) will be rounded up to the next whole number.

B = the issue yield

We determine the issue yield as follows: “B” is the yield on the Constant Maturity

Treasury Note as of the later of the date the allocation was made to the general account or the date of the most recent period certain annuity option change. The duration of that note will be equal to the number of years from the later of the date the amount was applied to the general account or the date of the most recent period certain annuity option change, until the final payment is due, divided by 2. Any resulting fraction (in years) will be rounded up to the next whole number.

Payments for Life.  For fixed annuity payments that continue for life after the guaranteed period, we determine the present value by using the current attained age mortality and by using the adjusted contract rate we calculate as of the date of the transfer:

Adjusted Contract Rate = Contract

Rate + C – D.

Contract Rate: The Contract Rate is an interest rate we establish on the day we issue your contract.

C = Withdrawal Yield

We determine the withdrawal yield as follows: “C” is the yield on the Constant

Commuted Value

Maturity Treasury Note as of the date we calculate the present value. The duration of that note will be equal to the number of years of expected future lifetime of the annuitants using current attained age mortality, divided by 2. Any resulting fraction will be rounded up to the next whole number.

D = Issue Yield

We determine the issue yield as follows: “D” is the yield on the Constant Maturity Treasury Note as of the later of the date the allocation was applied to the general account or the date of the most recent period certain annuity option change. The duration of that note will be equal to the number of years of expected future lifetime of the annuitants from the later of the date the amount was applied to the general account or the date of the most recent period certain annuity option change, until the final payment is due, divided by 2. Any resulting fraction will be rounded up to the next whole number.

Constant Maturity Treasury Note Yields.   Constant Maturity Treasury Note yields are published in the daily H.15 updates by the Federal Reserve Statistical Releases. If a yield is not available for the applicable duration, rates will be interpolated. If the Constant Maturity Treasury Note yields are no longer available, we will use a substantially similar alternative.

Calculating Variable Annuity Payments

If you elect variable annuity payments, those payments will fluctuate based on the investment performance of the sub-accounts you elect as investment choices.

Amount of Variable Annuity Payments.  We determine the value of the next variable annuity payment based on the number of annuity units credited to your annuity option and the value of those units as of five calendar days prior to the scheduled annuity payment date.

Variable Annuity Units.  We use annuity units to account for all amounts allocated to or withdrawn from the sub-accounts. When we receive the necessary information to process a transaction, we determine the number of annuity units by dividing the amount allocated to (or the amount withdrawn from) the sub-account by the dollar value of one annuity unit of the sub-account as of the end of the business day during which the request for the transaction is received in good order at our Retirement Income Service Center.

When you purchase the contract, the number of annuity units is determined as follows:

•	The amount of your purchase payment applied to a sub-account; multiplied by

•	Your annuity purchase rate; divided by

•	The value of one annuity unit in that sub-account on the date we issue your contract.

The annuity purchase rate is determined based on the annuity option and assumed investment rate chosen at the time we issue your contract.

Variable Annuity Unit Value.  At the inception date of a sub-account, we arbitrarily set the annuity unit value at $10. At the end of each subsequent business day we calculate the annuity unit value for each sub-account as follows:

1)	The net investment factor for the current valuation period is multiplied by the value of the annuity unit for the sub-account for the immediately preceding valuation period.

2)	The result in (1) is then divided by an assumed investment rate factor. The assumed investment rate factor equals 1.00 plus the assumed investment rate for the number of days since the preceding valuation date.

The net investment factor for each sub-account is determined by dividing A by B and subtracting C where:

A is	(i) the net asset value per share of the underlying fund of the sub-account for the current valuation period; plus

(ii) any dividend per share declared on behalf of the underlying fund that has an ex-dividend date within the current valuation period; less

(iii) the cumulative charge or credit for taxes reserved which we determine is a result from

Commuted Value/Calculating Variable Annuity Payments

the operation or maintenance of the sub-account.

B is	the net asset value per share of the underlying fund of the sub-account for the immediately preceding valuation period.

C is	the cumulative unpaid charge for the separate account annual expenses applicable to your contract.

See “Appendix A – Annuity Payment Examples” for additional information.

Federal Taxes

NOTE: We have prepared the following information on federal taxes as a general discussion of the subject. This information is not written or intended as specific tax advice and may not be relied on for purposes of avoiding any federal tax penalties. You are encouraged to consult your own tax adviser about your own circumstances.

Taxation of the Company

MassMutual is taxed as a life insurance company under the Internal Revenue Code (Code). For federal income tax purposes, the separate account is not a separate entity from MassMutual, and its operations form a part of MassMutual.

Annuities In General

Annuity contracts are a means of both setting aside money for future needs – usually retirement- and for providing a mechanism to administer the payout of those funds. Congress recognized how important providing for retirement was and created special rules in the Code for annuities. Simply stated, these rules provide that you will generally not be taxed on the earnings on the money held in your annuity contract until you take the money out. This is referred to as tax deferral.

Diversification

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department, adequately diversified. Disqualification of the contract as an annuity contract would result in a loss of tax deferral, meaning the imposition of federal income tax to the owner with respect to earnings under the contract prior to the receipt of payments under the contract. MassMutual intends that all investment portfolios underlying the contracts will be managed in such a manner as to comply with these diversification requirements.

Investor Control of Assets

For variable annuity contracts, tax deferral also depends on the insurance company, and not you, having control of the assets held in the separate accounts. You can transfer among the sub-accounts of the separate account to another but cannot direct the investments each underlying fund makes. If you have too much “investor control” of the assets supporting the separate account funds, then you will be taxed on the gain in the contract as it is earned rather than when it is withdrawn. The Internal Revenue Service (IRS) has provided some recent guidance on investor control by issuing Revenue Rulings 2003-91 and 2003-92, but some issues remain unclear. One unanswered question is whether a contract owner will be deemed to own the assets in the contract if the variable contract offers too large a choice of funds in which to invest, and if so, what that number might be. We do not know if the IRS will issue any further guidance on this question. We do not know if any guidance would have a retroactive effect. Consequently, we reserve the right to modify the contract, as necessary, so that you will not be treated as having investor control of the assets held under the separate account.

Section 1035 Tax Free Exchanges

Section 1035 of the Code provides that a life insurance, endowment, or annuity contract may be exchanged for an annuity contract on a tax-free basis. When this type of exchange occurs, the gain in the original contract is preserved in the new contract by transferring the cost basis under the original contract to the new contract. The IRS has

Calculating Variable Annuity Payments/Federal Taxes

provided guidance that the partial exchange of an annuity contract for another annuity contract will be tax-free. However, the IRS has reserved the right to review these transactions when distributions take place from either contract within two years after the exchange. In the event that the transaction is determined to be abusive, the IRS may treat the contracts as one contract for purposes of determining gain. It is unclear whether a partial exchange into an immediate annuity would be considered abusive. At the current time, we accept the exchange of an annuity contract into an immediate annuity contract, but we are not responsible for how another insurer tax reports the transaction or how the IRS ultimately reviews the transaction. You should consult your own tax adviser before entering into any section 1035 exchange.

Non-Qualified Contracts

If you purchase the annuity contract as an individual and not under any tax-qualified retirement plan, specially sponsored program or an individual retirement annuity, your contract is referred to as a non-qualified contract. The contract is intended to be a single premium immediate annuity.

Qualified Contracts

If you purchase the contract as an individual retirement annuity (IRA) that meets the requirements of section 408, your contract is referred to as a qualified contract. IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Since this contract is intended to be a single premium immediate annuity, the only contributions accepted will be eligible rollover contributions from certain Qualified Plans or trustee-to-trustee transfers from another IRA. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of contracts intended to be qualified as IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment.

Taxation of Non-Qualified Contracts

You, as the owner of a non-qualified annuity, will generally not be taxed on any increases in the value of your contract until a distribution occurs. There are different rules as to how you are taxed depending on whether the distribution is an annuity payment or a withdrawal.

Annuity payments occur as the result of the contract reaching its annuity starting date. For an immediate annuity the purchase date is generally treated as the annuity starting date. A portion of each annuity payment is treated as a partial return of your purchase payments and is not taxed. The remaining portion of the annuity payment is treated as ordinary income. The annuity payment is divided between these taxable and non-taxable portions based on the calculation of an exclusion amount. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the contract (adjusted for any period certain or refund feature) bears to the expected return under the contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Annuity payments received after you have recovered all of your purchase payment are fully taxable. See “Federal Taxes – Income Tax Reporting and Withholding.”

Generally, withdrawals from an annuity are considered to come first from earnings in the contract and then from a return of purchase payment. However, withdrawals taken from a contract for which annuity payments have begun are taxed differently, and depend on whether the withdrawal is a partial withdrawal or a withdrawal in full satisfaction of the annuity contract. A portion of each partial withdrawal is treated as a return of your purchase payment with the remaining portion treated as ordinary income. This allocation is determined by an exclusion amount which is calculated by multiplying the remaining cost basis at the time of the withdrawal by the percentage reduction in the remaining annuity payments. A withdrawal in full surrender of the annuity contract will be treated as ordinary income to the extent that the amount received is in excess of the remaining cost basis in the contract.

The Code also provides that any amount received (both annuity payments and withdrawals) under an annuity contract which is included in income may be subject to a tax penalty. The amount of the penalty is an additional tax equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty. They include any amounts:

Federal Taxes

(1)	paid on or after you reach age 59 1/2;

(2)	paid to your beneficiary after you die;

(3)	paid if you become totally disabled (as that term is defined in the Code);

(4)	paid in a series of substantially equal periodic payments made annually (or more frequently) for your life or life expectancy or for the joint lives or joint life expectancies of you and your designated beneficiary;

(5)	paid under an immediate annuity; or

(6)	which come from purchase payments made before August 14, 1982.

With respect to (5) above, an immediate annuity is defined as a single premium contract which provides for substantially equal periodic payments to begin within one year of the purchase date of the contract. The IRS has taken the position that in most cases a deferred annuity contract that is exchanged for a single premium immediate annuity will not meet the definition of an immediate annuity for purposes of the penalty exception. If an annuity contract does not meet the immediate annuity exception because it was established through a 1035 exchange from deferred annuity, it is still eligible to meet one of the other exceptions.

With respect to (4) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% tax penalty), but for the exception, plus interest for the tax years in which the exception was used. The rules governing substantially equal periodic payments are complex. You should consult your tax adviser for more specific information.

The Code provides that multiple non-qualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. This rule does not apply to immediate annuities.

Annuity contracts issued after April 22, 1987 that are transferred for less than full and adequate consideration (including gifts) are subject to tax to the extent of gain in the contract. This does not apply to transfers between spouses or certain transfers incident to a divorce under Section 1041 of the Code.

Taxation of Qualified Contracts

If you have no cost basis for your interest in a qualified contract, the full amount of any distribution is taxable to you as ordinary income. If you do have a cost basis for all or some of your interest, a portion of the distribution is taxable, generally based on the ratio of your cost basis to your total contract value.

Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from tax-qualified retirement plans, including contracts issued and qualified as IRAs under section 408. Exceptions from the penalty tax applicable to IRAs are as follows:

1.	distributions made on or after you reach age 59 1/2;

2.	distributions made after your death;

3.	distributions made that are attributable to the employee being disabled as defined in the Code;

4.	distributions that are part of a series of substantially equal periodic payments made not less frequently than annually for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary;

5.	distributions made to you up to the amount allowable as a deduction to you under Code Section 213 for amounts you paid during the taxable year for medical care;

6.	distributions made on account of an IRS levy made on a tax-qualified retirement plan or IRA;

7.	distributions from an IRA for the purchase of medical insurance (as described in Code Section 213(d)(1)(D)) for you and your spouse and dependents if you received unemployment compensation for at least 12 weeks and have not been re-employed for at least 60 days;

8.	distributions from an IRA to the extent they do not exceed your qualified higher education expenses (as defined in Code Section 72(t)(7)) for the taxable year; and

Federal Taxes

9.	distributions from an IRA which are qualified first-time homebuyer distributions (as defined in Code Section 72(t)(8)).

With respect to (4) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used. The IRS has indicated that a modification will occur if, after the first valuation date there is (i) any addition to the account balance other than gains or losses, (ii) any nontaxable transfer of a portion of the account balance to another retirement plan, or (iii) a rollover by the taxpayer of the amount received resulting in such amount not being taxable. The rules governing substantially equal periodic payments are complex. You should consult your tax adviser or IRS Revenue Ruling 2002-62 for more specific information.

Required Distributions

For non-qualified contracts, the Code provides that a contract will not be treated as an annuity for federal tax purposes unless it contains specific distribution provisions to apply upon the contract owner’s death. Generally the rules provide that if the contract owner dies after payments have begun, the remaining interest in the contract will be distributed at least as rapidly as the method in effect at the owner’s death. If the contract owner dies before payments have begun, the remaining interest will be distributed within 5 years or over the life of the designated beneficiary. We will administer the contract in order to comply with these rules.

For qualified contracts, distributions generally must begin no later than April 1st of the calendar year following the later of (a) the year in which you attain age 70 1/2 or (b) the calendar year in which you retire. The date set forth in (b) does not apply to an IRA. Required distributions generally must be over a period not exceeding your life or life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary. Upon your death, additional distribution requirements are imposed. If your death occurs after your required beginning date, distributions must be made at least as rapidly as under the method in effect at the time of your death. If your death occurs before your required beginning date, the remaining interest must be distributed within 5 years or over the life or life expectancy of the designated beneficiary. If required minimum distributions are not made, a 50% penalty tax is imposed on the amount that should have been distributed.

The Regulations under Code section 401(a)(9) include a provision that could increase the dollar amount of required minimum distributions for individuals who fund their IRA, or tax-qualified retirement plan with an annuity contract. During the accumulation phase of the annuity contract, Treasury Regulations section 1.401(a)(9)-6, Q&A-12 requires that individuals add the actuarial present value of any additional benefits provided under the annuity (such as certain living or death benefits) to the dollar amount credited to the owner or beneficiary under the contract in order to determine the fair market value of the contract. A larger fair market value will result in the calculation of a higher required minimum distribution amount. Please consult a tax adviser to determine how this may impact your specific circumstances.

Income Tax Reporting and Withholding

Federal law requires that we file an information return on Form 1099-R with the Internal Revenue Service (with a copy to you) reporting any taxable amounts paid to you under the annuity contract. By January 31 of the calendar year following the year of the payment(s), we will issue the Form 1099-R to the owner of the annuity contract while he or she is living, regardless of how many payees have been designated to receive payments. Following the death of the owner, the Form 1099-R will be sent to each beneficiary-payee who continues to receive payments.

The portion of any distribution that is includible in the gross income of the owner is subject to federal income tax withholding. The amount of the withholding depends on the type of distribution. Withholding for periodic payments is at the same rate as wages and at the rate of 10% from non-periodic payments. However, the owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate (but not lower). Distributions from certain retirement plans, excluding IRAs, that are

Federal Taxes

not directly rolled over to another eligible retirement plan or IRA, are subject to a mandatory 20% withholding. The 20% withholding requirement generally does not apply to: a) a series of substantially equal payments made at least annually for the life or life expectancy of the owner or joint and last survivor expectancy of the owner and a designated beneficiary or for a specified period of 10 years or more; or b) distributions which are required minimum distributions. Owners should consult their own tax counsel or other tax adviser regarding withholding requirements.

Non-Resident Aliens

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal tax withholding at a rate of 30% of the amount of income that is distributed. A “non-resident alien” is a person who is neither a citizen, nor a resident, of the United States of America (U.S.). We are required to withhold the tax and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must claim the treaty benefit on Form W-8BEN, providing us with: (1) proof of residency (in accordance with Internal Revenue Service requirements); and (2) a U.S. individual taxpayer identification number. If the non-resident alien does not meet the above conditions, we will withhold 30% of the income from the distribution.

Same-Sex Marriage

Certain states treat individuals in a same-sex marriage, civil union or domestic partnership as spouses for purposes of state law. However, current federal income tax law only recognizes spouses if they are married individuals of the opposite sex. Consequently, certain transactions such as a change of ownership or continuation of the contract after death, will be reported as taxable if the individuals involved in the transaction are of the same sex, despite their treatment as spouses under state law. A tax adviser should be consulted to determine proper federal and state tax treatment of any of the transactions described above.

Non-Natural Owner

When a non-qualified contract is owned by a non-natural person (e.g., a corporation, limited liability company, partnership or certain other entities) the contract will generally not be treated as an annuity for tax purposes. This treatment is not generally applied to a contract held by a trust or other entity as an agent for a natural person. This treatment also does not apply to a contract that qualifies as an immediate annuity. Before purchasing a contract to be owned by a non-natural person or changing ownership on an existing contract that will result in it being owned by a non-natural person, you should consult a tax adviser to determine the tax impact.

State versus Federal Tax

On June 7, 2001, President Bush signed into law the “Economic Growth and Tax Relief Reconciliation Act of 2001” (“EGTRRA”). Some of EGTRRA’s provisions include increased contribution limits for tax-qualified retirement plans, catch-up contribution limits for eligible participants and enhanced rollover opportunities. It is important to note that some states do not automatically conform their state income tax codes to reflect changes to the federal income tax code. Consequently, these states will not follow the provisions enacted by EGTRRA until they conform their income tax codes to the federal code. This nonconformity may result in state income tax consequences to participants of qualified retirement arrangements. Accordingly, participants of qualified retirement arrangements are urged to seek the advice of their independent tax counsel to determine whether any adverse state income tax consequences would result from their compliance with EGTRRA’s provisions.

Federal Taxes

Other Information

Distribution

MML Distributors, LLC (MML Distributors), a limited liability corporation, is the principal underwriter of the contract. MML Distributors is a broker-dealer registered with the Securities and Exchange Commission and is a member of the Financial Industry Regulatory Authority. MML Distributors is a subsidiary of MassMutual. Pursuant to an Underwriting and Servicing Agreement, MML Distributors receives compensation for its activities as underwriter for the contract. The contract is sold by both registered representatives of MML Investors Services, Inc. (MMLISI), a subsidiary of MassMutual, and by registered representatives of other broker-dealers who have entered into distribution agreements with MML Distributors (broker-dealers). Commissions are paid to MMLISI and all broker dealers who sell the contract. Commissions for sales of the contract by MMLISI registered representatives are paid by MassMutual through MMLISI to those registered representatives. Commissions for sales of the contract by registered representatives of other broker-dealers are paid by MassMutual through MML Distributors to those broker-dealers.

Additional Compensation Paid to MMLISI. Most MMLISI registered representatives are also MassMutual insurance agents, and as such, are eligible for certain cash and non-cash benefits from MassMutual. Cash compensation includes bonuses and allowances based on factors such as sales, productivity and persistency. Non-cash compensation includes various recognition items such as prizes and awards as well as attendance at, and payment of the costs associated with attendance at, conferences, seminars and recognition trips. Sales of this contract may help these registered representatives and their supervisors qualify for such benefits.

Additional Compensation Paid to Certain Broker-Dealers. We and MML Distributors make additional commission payments to certain broker-dealers in the form of sales-based payments. We also make cash payments and non-cash payments to certain broker-dealers. The sales based payments are made to participate in those broker-dealers’ preferred provider programs or marketing support programs, or to otherwise promote this contract. Sales-based payments are paid on each sale of the contract. Cash payments are made to attend sales conferences and educational seminars sponsored by certain broker-dealers. Non-cash payments include various promotional items. The total compensation paid for the sale of this contract, including commissions and cash payments, reflects one or a combination of the following: up to 8% of purchase payments made to a contract; up to 10% of annuity payments generated from a contract; or up to 1.5% of annuity reserves. For a list of the broker-dealers to whom we currently pay additional compensation for selling this contract, visit www.massmutual.com/compensation or call our Retirement Income Service Center at the number shown on page 1 of this prospectus.

The additional compensation arrangements described in the preceding paragraphs are not offered to all broker-dealers and the terms of such arrangements may differ among broker-dealers. Such payments may give us greater access to the registered representatives of the broker-dealers that receive such compensation or may influence the way that a broker-dealer markets the contract. Any such compensation will be paid by MML Distributors or us out of the assets of either MML Distributors or us and will not result in any additional direct charge to you. The additional compensation arrangements may provide a registered representative with an incentive to sell this contract over other available variable annuity contracts whose issuers do not provide such compensation or who provide lower levels of such compensation. You may want to take these compensation arrangements into account when evaluating any recommendations regarding this contract. You may contact your broker-dealer or registered representative to find out more information about the compensation they may receive in connection with your purchase of a contract. We intend to recoup a portion of the cash and non-cash compensation payments that we make through the assessment of certain charges described in this prospectus. We may also use some of the 12b-1 distribution fee payments and other payments that we receive from certain funds to help us make these cash and non-cash payments.

Other Information

Special Arrangement

For certain group or sponsored arrangements there may be expense savings that could be passed on to the customer because our cost for sales, administration, and mortality generally vary with the size of the customer. We will consider factors such as the size of the group, the nature of the sale, the expected purchase payment volume, and other factors we consider significant in determining whether to reduce charges. Subject to applicable state laws and regulations, we reserve the right to reduce the mortality and expense risk charge, the administrative charge, or any other charge that is appropriate to reflect any expense savings. We will make any reductions according to our rules in effect when an application for a contract is approved. We may change these rules from time to time. Any reduction in charges will reflect differences in costs or services, and will not be unfairly discriminatory.

We reserve the right to modify or terminate this arrangement.

Electronic Transmission of Application Information

Subject to state availability, upon agreement with a limited number of broker-dealers and in certain conditions, we will accept electronic data transmissions of application information. Contact our Retirement Income Service Center for more information.

Assignment

Except for contracts issued in the state of New York, you may not assign the contract as collateral to another person or entity. Any purported assignment will be null and void.

Voting Rights

We are the legal owner of the fund shares. However, when a fund solicits proxies in conjunction with a vote of shareholders, it is required to obtain from you and other owners, instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares for which we have not received voting instructions, in proportion to those instructions. This will also include any shares that we own on our own behalf. This may result in a small number of contract owners controlling the outcome of the vote. If we determine that we are no longer required to comply with the above, we will vote the shares in our own right.

We determine the number of shares you may vote based on our liability for future variable monthly annuity payments.

Reservation of Rights

We reserve the right to:

•	substitute another fund for one of the funds you elected, and

•	add or eliminate sub-accounts.

If we exercise any of these rights, we will obtain prior approval from the Securities and Exchange Commission, if necessary. We will also give you notice of our intent to exercise any of these rights.

Changes to the Contract.  We reserve the right to amend the contract to meet the requirements of applicable federal or state laws or regulations, or as otherwise provided in the contract. We will notify you by written notice of such amendments.

Suspension of Payments or Transfers

We may be required to suspend or postpone payments for withdrawals or transfers from the funds for any period when:

•	the New York Stock Exchange is closed (other than customary weekend and holiday closings);

•	trading on the New York Stock Exchange is restricted;

•	an emergency exists as a result of which disposal of shares of the funds is not reasonably practicable or we cannot reasonably value the shares of the funds; or

•	during any other period when the Securities and Exchange Commission, by order, so permits for your protection.

We reserve the right to defer payment for a withdrawal from the general account for the period permitted by law but not for more than six months.

Other Information

Legal Proceedings

MassMutual is involved in litigation arising in and out of the normal course of business, which seek both compensatory and punitive damages. While MassMutual is not aware of any actions or allegations that should reasonably give rise to a material adverse impact to MassMutual’s financial position or liquidity, the outcome of litigation cannot be foreseen with certainty.

MassMutual, together with numerous other defendants, has been named in an adversary proceeding in the Enron bankruptcy. In addition, in June 2005, MassMutual’s former Chief Executive Officer (former CEO) filed a demand for arbitration contesting his termination “for cause” from MassMutual. In 2006, the arbitration panel ruled that the former CEO’s conduct did not satisfy his Employment Contract’s requirement of a “for cause” termination and awarded him a portion of the compensation and severance benefits specified in the contract. MassMutual has appealed this ruling to the Massachusetts state court. In 2007, MassMutual accrued an additional $9 million in expense, including $6 million of interest, bringing the total accrual for this matter to approximately $80 million as of December 31, 2007.

In 2005, MassMutual received final approval of a nationwide class action settlement involving alleged insurance sales practices claims. In 2006, all appeals to this settlement were resolved. The settlement class includes all policyholders, with certain limited exceptions, who have or had an ownership interest in permanent life policies, term life policies or disability income policies issued between January 1, 1983 and December 31, 2003. Through December 31, 2007, MassMutual has paid $118 million of the original $268 million accrual. Additionally in 2007, MassMutual revised this estimate and reduced the liability by $21 million.

It is the opinion of management that the ultimate resolution of these matters will not materially impact MassMutual’s financial position or liquidity. However, the outcome of a particular proceeding may be material to MassMutual’s operating results for a particular period depending upon, among other factors, the size of the loss or liability and the level of MassMutual’s income for the period.

MassMutual is subject to governmental and administrative proceedings and regulatory examinations and investigations in the ordinary course of its business. MassMutual has cooperated fully with these regulatory agencies with regard to their examinations and investigations and has responded to information requests and comments.

These examinations and investigations include industry-wide investigations of issues such as (a) late trading and market timing in connection with mutual funds and variable insurance contracts, (b) revenue sharing, (c) compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and (d) marketing, pricing and sales of retirement products. In connection with examinations and investigations, MassMutual has been contacted by various regulatory agencies and state attorneys general including the Securities and Exchange Commission, U.S. Department of Labor, Financial Industry Regulatory Authority, Commonwealth of Massachusetts Division of Insurance, the State of Connecticut Insurance Department, and the Attorneys General of Connecticut, Massachusetts and New York.

MassMutual believes that it is reasonable to expect that regulatory inquiries, examinations and investigations into the financial services industry will continue for the foreseeable future and may result in new industry-wide legislation, rules, and regulations that could significantly affect the financial services industry as a whole. It is the opinion of management that the ultimate resolution of these matters will not materially impact MassMutual’s financial position or liquidity. The outcome of a particular matter may be material to MassMutual’s operating results for a particular period depending upon, among other factors, the size of the matter and the level of MassMutual’s income for the period.

Financial Statements

We have included our company statutory financial statements and those of the separate account in the Statement of Additional Information.

Other Information

Additional Information

For further information about the contract, you may obtain a Statement of Additional Information. You can call the telephone number indicated on the cover page or you can write to us. For your convenience we have included a form for that purpose.

The table of contents for the Statement of Additional Information is as follows:

1.	Company
2.	Custodian
3.	Distribution
4.	Purchase of Securities Being Offered
5.	Experts
6.	Financial Statements

Other Information

To:	MassMutual Financial Group

Annuity Service Center HUB

P.O. Box 9067

Springfield, MA 01102-9067

Please send me the Statement of Additional Information for MassMutual RetireEase Select (AN2303SAI).

Name

Address

City	State	Zip

Telephone

[This Page Intentionally Left Blank]

Appendix A – Annuity Payment Examples

The following examples are intended to show you possible annuity payment amounts over time, assuming certain variables such as varying performance on the sub-accounts you elect and varied assumed investment rates. The examples demonstrate that if the actual net investment return equals the assumed investment rate (AIR), the payment amount will stay the same. If the net investment return is higher than the AIR, the payment amount will increase. If the net investment return is lower than the AIR, the payment amount will decrease.

The examples assume that you:

•	invest $100,000 in the contract;

•	elect a period certain only annuity option with a twenty year guaranteed period;

•	only elect one investment choice and it is a sub-account with a return, after deduction of fund expenses, as illustrated below (either 0%, 4%, or 8%);

•	elect an AIR as illustrated below (either 1%, 3%, or 5%);

•	did not elect Inflation Protector, Budget Protector or Payment Protector; and

•	do not make any withdrawals.

Sub-Account Return:	0%	0%	0%	4%	4%	4%	8%	8%	8%

Assumed Investment Rate:	1%	3%	5%	1%	3%	5%	1%	3%	5%
Sum of all payments over the 20 year guaranteed period	$88,800	$89,518	$90,209	$131,174	$128,909	$126,752	$200,308	$192,129	$184,415

Payments in 1st contract year	$5,450	$6,482	$7,591	$5,567	$6,621	$7,753	$5,682	$6,758	$7,913
Payments in 5th contract year	$4,982	$5,478	$5,941	$5,953	$6,546	$7,098	$7,067	$7,770	$8,425
Payments in 10th contract year	$4,453	$4,439	$4,373	$6,474	$6,454	$6,356	$9,281	$9,252	$9,112
Payments in 15th contract year	$3,980	$3,597	$3,218	$7,040	$6,363	$5,692	$12,189	$11,016	$9,854
Payments in 20th contract year	$3,557	$2,915	$2,369	$7,656	$6,273	$5,098	$16,007	$13,116	$10,657

Appendix A – Annuity Payment Examples

Appendix B – Condensed Financial Information

The following schedules include annuity unit values for the periods indicated. We have extracted this data from the separate account’s audited financial statements. You should read this information in conjunction with the separate account’s audited financial statements and related notes that are included in the Statement of Additional Information.

Annuity Unit Values – With Election Of Payment Protector Feature

Sub-Account	Dec. 31, 2007	Value at Inception Date
AIM V.I. Financial Services	7.40	$10.00(a)
AIM V.I. Global Health Care	10.21	10.00(a)
AIM V.I. Technology	10.24	10.00(a)
Fidelity VIP Contrafund	10.78	10.00(a)
ING VP Real Estate	8.33	10.00(a)
MML AllianceBernstein Large Cap Growth	10.44	10.00(a)
MML American Century Income & Growth	8.98	10.00(a)
MML American Century Mid Cap Value	8.75	10.00(a)
MML Babson Blend	9.95	10.00(a)
MML Babson Enhanced Index Core Equity	9.63	10.00(a)
MML Babson Inflation-Protected Bond(b)	10.57	10.00(a)
MML Babson Managed Bond	10.47	10.00(a)
MML Capital Guardian Asset Allocation	9.54	10.00(a)
MML Capital Guardian Growth & Income	9.26	10.00(a)
MML Davis Large Cap Value	9.64	10.00(a)
MML Emerging Growth	10.66	10.00(a)
MML Equity Index	9.66	10.00(a)
MML Goldman Sachs/AllianceBernstein Small Cap Value(c)	7.93	10.00(a)
MML Legg Mason Concentrated Growth	10.20	10.00(a)
MML NASDAQ-100®	10.86	10.00(a)
MML Neuberger Berman Global	9.44	10.00(a)
MML Oppenheimer/Bernstein Equity	9.20	10.00(a)
MML Oppenheimer Small Cap Equity	8.84	10.00(a)
MML Oppenheimer Small Company Opportunities	8.72	10.00(a)
MML Small Cap Index	9.03	10.00(a)
MML Templeton Foreign	10.12	10.00(a)
MML T. Rowe Price Blue Chip Growth	10.22	10.00(a)
MML T. Rowe Price Equity Income	9.38	10.00(a)
MML T. Rowe Price Growth Equity	9.78	10.00(a)
MML T. Rowe Price Mid Cap Growth	10.16	10.00(a)
MML W&R/Wellington Small Cap Growth Equity	9.82	10.00(a)
Oppenheimer Balanced	9.68	10.00(a)
Oppenheimer Capital Appreciation	10.44	10.00(a)
Oppenheimer Global Securities	9.70	10.00(a)
Oppenheimer High Income	9.43	10.00(a)
Oppenheimer International Growth	9.94	10.00(a)
Oppenheimer Main Street	9.56	10.00(a)
Oppenheimer MidCap	9.80	10.00(a)
Oppenheimer Strategic Bond	10.36	10.00(a)
PIMCO CommodityRealReturn Strategy	11.81	10.00(a)

(a)	Commencement of public offering was May 29, 2007.
(b)	This sub-account is now known as MML Babson Inflation-Protected and Income.
(c)	This sub-account is now known as MML AllianceBernstein Small/Mid Cap Value.

Appendix B – Condensed Financial Information

Annuity Unit Values – Without Election Of Payment Protector Feature

Sub-Account	Dec. 31, 2007	Value at Inception Date
AIM V.I. Financial Services	7.42	$10.00(a)
AIM V.I. Global Health Care	10.24	10.00(a)
AIM V.I. Technology	10.27	10.00(a)
Fidelity VIP Contrafund	10.82	10.00(a)
ING VP Real Estate	8.35	10.00(a)
MML AllianceBernstein Large Cap Growth	10.47	10.00(a)
MML American Century Income & Growth	9.01	10.00(a)
MML American Century Mid Cap Value	8.77	10.00(a)
MML Babson Blend	9.98	10.00(a)
MML Babson Enhanced Index Core Equity	9.65	10.00(a)
MML Babson Inflation-Protected Bond(b)	10.60	10.00(a)
MML Babson Managed Bond	10.50	10.00(a)
MML Capital Guardian Asset Allocation	9.57	10.00(a)
MML Capital Guardian Growth & Income	9.28	10.00(a)
MML Davis Large Cap Value	9.67	10.00(a)
MML Emerging Growth	10.69	10.00(a)
MML Equity Index	9.69	10.00(a)
MML Goldman Sachs/AllianceBernstein Small Cap Value(c)	7.95	10.00(a)
MML Legg Mason Concentrated Growth	10.23	10.00(a)
MML NASDAQ-100®	10.89	10.00(a)
MML Neuberger Berman Global	9.47	10.00(a)
MML Money Market	10.20	10.00(a)
MML Oppenheimer/Bernstein Equity	9.23	10.00(a)
MML Oppenheimer Small Cap Equity	8.86	10.00(a)
MML Oppenheimer Small Company Opportunities	8.75	10.00(a)
MML Small Cap Index	9.05	10.00(a)
MML Templeton Foreign	10.15	10.00(a)
MML T. Rowe Price Blue Chip Growth	10.25	10.00(a)
MML T. Rowe Price Equity Income	9.40	10.00(a)
MML T. Rowe Price Growth Equity	9.80	10.00(a)
MML T. Rowe Price Mid Cap Growth	10.19	10.00(a)
MML W&R/Wellington Small Cap Growth Equity	9.85	10.00(a)
Oppenheimer Balanced	9.71	10.00(a)
Oppenheimer Capital Appreciation	10.47	10.00(a)
Oppenheimer Global Securities	9.72	10.00(a)
Oppenheimer High Income	9.46	10.00(a)
Oppenheimer International Growth	9.97	10.00(a)
Oppenheimer Main Street	9.59	10.00(a)
Oppenheimer MidCap	9.83	10.00(a)
Oppenheimer Strategic Bond	10.39	10.00(a)
PIMCO CommodityRealReturn Strategy	11.85	10.00(a)

(a)	Commencement of public offering was May 29, 2007.
(b)	This sub-account is now known as MML Babson Inflation-Protected and Income.
(c)	This sub-account is now known as MML AllianceBernstein Small/Mid Cap Value.

Appendix B – Condensed Financial Information

Annuity Units Outstanding

Sub-Account	Dec. 31, 2007
AIM V.I. Financial Services(a)	—
AIM V.I. Global Health Care(a)	—
AIM V.I. Technology(a)	310
Fidelity VIP Contrafund(a)	60,891
ING VP Real Estate(a)	297
MML AllianceBernstein Large Cap Growth(a)	546
MML American Century Income & Growth(a)	4,314
MML American Century Mid Cap Value(a)	59,908
MML Babson Blend(a)	1,297
MML Babson Enhanced Index Core Equity(a)	—
MML Babson Inflation-Protected Bond(a),(b)	71,050
MML Babson Managed Bond(a)	55,757
MML Capital Guardian Asset Allocation(a)	9,402
MML Capital Guardian Growth & Income(a)	7,529
MML Davis Large Cap Value(a)	49,097
MML Emerging Growth(a)	674
MML Equity Index(a)	2,282
MML Goldman Sachs/AllianceBernstein Small Cap Value(a),(c)	52,969
MML Legg Mason Concentrated Growth(a)	2,205
MML NASDAQ-100®(a)	987
MML Neuberger Berman Global(a)	507
MML Money Market(a)	39
MML Oppenheimer/Bernstein Equity(a)	7,982
MML Oppenheimer Small Cap Equity(a)	—
MML Oppenheimer Small Company Opportunities(a)	3,867
MML Small Cap Index(a)	2,571
MML Templeton Foreign(a)	66,951
MML T. Rowe Price Blue Chip Growth(a)	2,637
MML T. Rowe Price Equity Income(a)	67,241
MML T. Rowe Price Growth Equity(a)	—
MML T. Rowe Price Mid Cap Growth(a)	4,545
MML W&R/Wellington Small Cap Growth Equity(a)	44,727
Oppenheimer Balanced(a)	2,909
Oppenheimer Capital Appreciation(a)	72,208
Oppenheimer Global Securities(a)	52,152
Oppenheimer High Income(a)	4,985
Oppenheimer International Growth(a)	8,144
Oppenheimer Main Street(a)	548
Oppenheimer MidCap(a)	46,366
Oppenheimer Strategic Bond(a)	71,924
PIMCO CommodityRealReturn Strategy(a)	1,312

(a)	Commencement of public offering was May 29, 2007.
(b)	This sub-account is now known as MML Babson Inflation-Protected and Income.
(c)	This sub-account is now known as MML AllianceBernstein Small/Mid Cap Value.

Appendix B – Condensed Financial Information

PART B

INFORMATION REQUIRED IN A

STATEMENT OF ADDITIONAL INFORMATION

MassMutual RetireEase SelectSM

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

(Depositor)

MASSACHUSETTS MUTUAL VARIABLE ANNUITY SEPARATE ACCOUNT 4

(Registrant)

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2008

This is not a prospectus. This Statement of Additional Information should be read in conjunction with the prospectus dated May 1, 2008, for the individual immediate variable annuity contract which is referred to herein.

For a copy of the prospectus call 1-800-272-2216 (press 2) or write: MassMutual Financial Group, Annuity Service Center HUB, P.O. Box 9067, Springfield, MA 01102-9067.

COMPANY

In this Statement of Additional Information, “we,” “us,” and “our” refer to Massachusetts Mutual Life Insurance Company (MassMutual). MassMutual is a diversified financial services company providing life insurance, disability income insurance, long-term care insurance, annuities, retirement and other products to individual and institutional customers. MassMutual is organized as a mutual life insurance company. MassMutual’s home office is located at 1295 State Street, Springfield, Massachusetts 01111-0001.

CUSTODIAN

The shares of the underlying funds purchased by the sub-accounts are held by MassMutual as custodian of Massachusetts Mutual Variable Annuity Separate Account 4 (the “separate account”).

DISTRIBUTION

MML Distributors, LLC (MML Distributors) is the principal underwriter of the contract. MML Distributors is a limited liability corporation. MML Investors Services, Inc. (MMLISI) acts as a retail distributor for the contracts. Both MML Distributors and MMLISI are broker-dealers registered with the Securities and Exchange Commission and members of the Financial Industry Regulatory Authority. MML Distributors and MMLISI are indirect wholly-owned subsidiaries of MassMutual, located at 1295 State Street, Springfield, Massachusetts 01111-0001.

Pursuant to the Underwriting and Servicing Agreement with MassMutual and the separate account, MML Distributors receives compensation for its activities as underwriter for the separate account. The compensation paid to MML Distributors in 2005, 2006, and 2007 was $412,112, $526,724 and $539,345, respectively. Commissions will be paid through MML Distributors to broker-dealers for selling the contracts. During 2007, commission payments amounted to $8,849.

Pursuant to a services agreement with MassMutual and the separate account, MMLISI receives compensation for it activities as a retail distributor for the separate account. The compensation paid to MMLISI in 2005, 2006, and 2007 was $1,214,740, $3,556,167 and $4,981,620, respectively. Commissions will be paid through MMLISI for selling the contracts. During 2007, commission payments amounted to $338,193.

The offering is on a continuous basis.

PURCHASE OF SECURITIES BEING OFFERED

Interests in the separate account are sold to contract owners as annuity units. Charges associated with such securities are discussed in the Expenses section of the prospectus for the contract. The contract does not offer any special purchase plan or exchange program not discussed in the prospectus.

1

EXPERTS

The financial statements of Massachusetts Mutual Variable Annuity Separate Account 4 (“the Account”) as of December 31, 2007 and for each of the years in the two-year period then ended and the financial highlights for each of the years in the four-year period then ended and the statutory financial statements of Massachusetts Mutual Life Insurance Company as of December 31, 2007 and 2006, and for each of the years in the three-year period ended December 31, 2007, included in this Statement of Additional Information, have been included herein in reliance upon the reports of KPMG LLP, an independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The KPMG LLP audit report dated March 6, 2008 includes explanatory language that states that the Account has restated the financial highlights for 2005 and 2004 to reflect adjustments to the investment income ratios for certain sub-accounts. In addition, the KPMG LLP audit report refers to other auditors whose report on the financial highlights of Massachusetts Mutual Variable Annuity Separate Account 4, for the year ended December 31, 2003, dated February 23, 2005, expressed an unqualified opinion on those financial highlights. The KPMG LLP audit report dated February 22, 2008 includes explanatory language that states that the Company prepared the statutory financial statements using statutory accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance, which practices differ from U.S. generally accepted accounting principles. Accordingly, the KPMG LLP audit report states that the statutory financial statements are not presented fairly in conformity with U.S. generally accepted accounting principles and further states that those statements are presented fairly, in all material respects, in conformity with statutory accounting practices. The principal business address of KPMG LLP is One Financial Plaza, 755 Main Street, Hartford, Connecticut 06103.

2

Report of Independent Registered Public Accounting Firm

The Board of Directors of Massachusetts Mutual Life Insurance Company and Contract Owners of Massachusetts Mutual Variable Annuity Separate Account 4:

We have audited the accompanying statement of assets and liabilities of Massachusetts Mutual Variable Annuity Separate Account 4 (comprised of the sub-accounts listed in Note 3) (collectively, “the Account”) as of December 31, 2007, and the related statements of operations and changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended. These financial statements and the financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits. The financial highlights for the year ended December 31, 2003, were audited by other auditors whose report thereon dated February 23, 2005, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the underlying mutual funds or their transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of Massachusetts Mutual Variable Annuity Separate Account 4 as of December 31, 2007, and the results of its operations and changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended, in conformity with U.S. generally accepted accounting principles.

As discussed in note 2, in 2006, the Account has restated the financial highlights for 2005 and 2004 to reflect adjustments to the investment income ratios for certain sub-accounts.

/s/    KPMG LLP

Boston, MA

March 6, 2008

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2007

	AIM V.I. Financial Services Sub-Account	AIM V.I. Global Health Care Sub-Account	AIM V.I. Technology Sub-Account	Fidelity® VIP Contrafund® Sub-Account	ING VP Real Estate Sub-Account	MML AllianceBernstein Large Cap Growth Sub-Account	MML American Century Income & Growth Sub-Account	MML American Century Mid Cap Value Sub-Account	MML Babson Blend Sub-Account	MML Babson Enhanced Index Core Equity Sub-Account

ASSETS
Investments
Number of shares	372,479	683,197	586,917	16,084,098	425,759	3,238,291	5,922,953	31,917,921	3,683,393	1,631,519

Identified cost	$5,318,015	$12,664,032	$7,374,312	$468,141,404	$8,157,578	$32,431,275	$60,138,893	$327,839,214	$59,298,167	$16,866,608

Value	$4,566,589	$16,437,715	$8,862,439	$448,746,340	$6,501,344	$36,722,221	$60,651,043	$293,006,515	$65,028,519	$16,508,279
Dividends receivable	-	-	-	-	-	-	-	-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	6,961	54,672	-	-	24,171	22,044	32,846	11,234,438	2,148	-

Total assets	4,573,550	16,492,387	8,862,439	448,746,340	6,525,515	36,744,265	60,683,889	304,240,953	65,030,667	16,508,279
LIABILITIES
Annuitant mortality fluctuation reserve	-	-	125	3,316	22	-	-	1,751	-	-
Payable to Massachusetts Mutual Life Insurance Company	-	-	120	4,360,560	-	-	-	-	-	27,997

Total liabilities	-	-	245	4,363,876	22	-	-	1,751	-	27,997

NET ASSETS	$4,573,550	$16,492,387	$8,862,194	$444,382,464	$6,525,493	$36,744,265	$60,683,889	$304,239,202	$65,030,667	$16,480,282

Net Assets:
Accumulation units - value	$4,573,550	$16,492,387	$8,854,916	$443,611,369	$6,522,295	$36,738,555	$60,645,027	$303,651,881	$65,017,729	$16,480,282
Contracts in payout (annuitization) period	-	-	7,278	771,095	3,198	5,710	38,862	587,321	12,938	-

Net assets	$4,573,550	$16,492,387	$8,862,194	$444,382,464	$6,525,493	$36,744,265	$60,683,889	$304,239,202	$65,030,667	$16,480,282

Outstanding units
Contract owners	421,105	1,215,264	1,017,973	24,982,196	645,116	3,067,845	4,332,678	22,968,655	5,157,806	1,208,767

UNIT VALUE
Panorama Premier	$11.77	$13.22	$3.23	$23.36	$10.08	$9.40	$15.17	$16.80	$11.10	$11.91
Panorama Passage® (Note 1)
Tier 1	11.69	13.13	3.21	17.68	10.07	9.59	11.81	18.00	11.87	11.83
Tier 2	11.60	13.03	3.19	17.55	10.04	9.52	11.72	17.86	11.78	11.75
MassMutual Artistry	10.41	11.59	3.10	15.41	10.12	7.53	10.78	18.50	11.91	16.34
MassMutual Transitions® (Note 1)
Custom Plan	10.81	13.93	11.79	18.98	10.16	12.68	14.05	14.51	13.72	14.14
Package Plan I	10.81	13.93	11.79	18.98	10.16	12.68	14.05	14.51	13.72	14.14
Package Plan II	10.60	13.66	11.57	18.61	10.10	12.44	13.77	14.23	13.46	13.87
Package Plan III	10.46	13.47	11.41	18.35	10.06	12.27	13.58	14.03	13.27	13.67
MassMutual EvolutionSM (Note 1)
Tier 1	9.16	12.14	11.51	15.94	10.05	11.61	12.30	12.27	12.24	12.76
Tier 2	9.02	11.95	11.34	15.70	9.99	11.43	12.11	12.09	12.06	12.57
Tier 3	8.94	11.84	11.23	15.55	9.94	11.33	11.99	11.97	11.94	12.45
Tier 4	9.01	11.94	11.32	15.68	9.99	11.42	12.09	12.07	12.04	12.55
Tier 5	8.87	11.75	11.15	15.44	9.92	11.24	11.91	11.88	11.86	12.36
Tier 6	8.79	11.64	11.04	15.29	9.88	11.14	11.79	11.77	11.74	12.24
Tier 7	9.01	11.94	11.32	15.68	9.97	11.42	12.09	12.07	12.04	12.55
Tier 8	8.86	11.74	11.13	15.42	9.91	11.23	11.89	11.87	11.84	12.34
MassMutual RetireEase SelectSM
Tier 1	7.40	10.21	10.24	10.78	8.33	10.44	8.98	8.75	9.95	9.63
Tier 2	7.42	10.24	10.27	10.82	8.35	10.47	9.01	8.77	9.98	9.65
MassMutual Transitions SelectSM	10.17	13.59	14.60	17.26	10.12	13.70	13.21	12.83	12.96	13.93
MassMutual Equity EdgeSM (Note 1)
Tier 1	-	-	-	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-	-	-	-

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES (Continued)

December 31, 2007

	MML Babson Inflation- Protected Bond Sub-Account	MML Babson Managed Bond Sub-Account	MML Capital Guardian Asset Allocation Sub-Account	MML Capital Guardian Growth & Income Sub-Account	MML Davis Large Cap Value Sub-Account	MML Emerging Growth Sub-Account	MML Equity Index Sub-Account	MML Goldman Sachs/ AllianceBernstein Small Cap Value Sub-Account	MML Legg Mason Concentrated Growth Sub-Account	MML Legg Mason Concentrated Growth Sub-Account

									(Class II)	(Class I)
ASSETS
Investments
Number of shares	30,174,821	21,948,173	16,721,500	19,103,250	17,549,108	1,326,078	2,742,717	25,059,845	987,838	2,144,545

Identified cost	$317,281,440	$269,096,071	$168,409,392	$191,856,710	$207,398,193	$8,220,467	$43,869,017	$246,172,711	$10,005,870	$22,502,024

Value	$318,947,858	$269,551,152	$165,710,061	$187,211,846	$231,899,090	$9,824,935	$49,533,476	$211,755,687	$10,964,999	$23,783,007
Dividends receivable	-	-	-	-	-	-	-	-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	-	-	372,168	167,964	-	31,450	194,706	12,352,700	58,402	87,607

Total assets	318,947,858	269,551,152	166,082,229	187,379,810	231,899,090	9,856,385	49,728,182	224,108,387	11,023,401	23,870,614
LIABILITIES
Annuitant mortality fluctuation reserve	5,369	5,330	10,294	8,512	2,030	-	-	1,147	-	-
Payable to Massachusetts Mutual Life Insurance Company	12,311,005	5,108,138	-	-	54,412	-	-	-	-	-

Total liabilities	12,316,374	5,113,468	10,294	8,512	56,442	-	-	1,147	-	-

NET ASSETS	$306,631,484	$264,437,684	$166,071,935	$187,371,298	$231,842,648	$9,856,385	$49,728,182	$224,107,240	$11,023,401	$23,870,614

Net Assets:
Accumulation units - value	$305,690,683	$263,666,695	$165,642,773	$187,022,503	$231,300,171	$9,849,170	$49,706,069	$223,646,693	$11,023,401	$23,848,069
Contracts in payout (annuitization) period	940,801	770,989	429,162	348,795	542,477	7,215	22,113	460,547	-	22,545

Net assets	$306,631,484	$264,437,684	$166,071,935	$187,371,298	$231,842,648	$9,856,385	$49,728,182	$224,107,240	$11,023,401	$23,870,614

Outstanding units
Contract owners	28,086,368	22,737,302	11,448,765	12,692,336	16,784,511	762,869	4,117,098	17,661,609	843,845	1,501,248

UNIT VALUE
Panorama Premier	$11.49	$-	$14.85	$15.18	$12.50	$6.65	$10.65	$16.46	$13.28	$-
Panorama Passage® (Note 1)
Tier 1	11.44	14.52	14.79	15.12	12.41	6.60	11.18	16.40	13.34	-
Tier 2	11.36	14.41	14.68	15.01	12.32	6.55	11.09	16.27	13.24	-
MassMutual Artistry	11.61	14.14	15.00	15.34	12.60	6.80	9.85	16.63	9.82	-
MassMutual Transitions® (Note 1)
Custom Plan	11.73	12.66	15.17	15.51	15.36	14.23	14.03	16.81	-	16.20
Package Plan I	11.73	12.66	15.17	15.51	15.36	14.23	14.03	16.81	-	16.20
Package Plan II	11.54	12.41	14.92	15.25	15.06	13.96	13.76	16.54	-	15.89
Package Plan III	11.41	12.24	14.75	15.08	14.85	13.76	13.57	16.35	-	15.67
MassMutual EvolutionSM (Note 1)
Tier 1	10.70	10.99	12.28	11.52	12.90	12.72	12.63	11.74	-	14.48
Tier 2	10.53	10.83	12.10	11.34	12.71	12.53	12.43	11.56	-	14.26
Tier 3	10.43	10.72	11.98	11.23	12.59	12.41	12.32	11.45	-	14.12
Tier 4	10.52	10.81	12.08	11.32	12.69	12.51	12.41	11.54	-	14.24
Tier 5	10.36	10.64	11.89	11.15	12.49	12.32	12.23	11.37	-	14.02
Tier 6	10.26	10.54	11.78	11.04	12.37	12.20	12.11	11.26	-	13.89
Tier 7	10.52	10.81	12.08	11.33	12.69	12.51	12.42	11.54	-	14.24
Tier 8	10.34	10.63	11.88	11.14	12.48	12.30	12.21	11.35	-	14.00
MassMutual RetireEase SelectSM
Tier 1	10.57	10.47	9.54	9.26	9.64	10.66	9.66	7.93	-	10.20
Tier 2	10.60	10.50	9.57	9.28	9.67	10.69	9.69	7.95	-	10.23
MassMutual Transitions SelectSM	10.86	11.19	13.02	12.50	13.94	15.67	13.72	12.23	-	15.75
MassMutual Equity EdgeSM (Note 1)
Tier 1	-	-	-	-	-	-	11.22	-	-	-
Tier 2	-	-	-	-	-	-	11.24	-	-	-
Tier 3	-	-	-	-	-	-	11.29	-	-	-

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES (Continued)

December 31, 2007

	MML Money Market Sub-Account	MML NASDAQ-100® Sub-Account	MML Neuberger Berman Global Sub-Account	MML Neuberger Berman Global Sub-Account	MML Oppenheimer Small Cap Equity Sub-Account	MML Oppenheimer Small Company Opportunities Sub-Account	MML Oppenheimer/ Bernstein Equity Sub-Account	MML Small Cap Index Sub-Account	MML T. Rowe Price Blue Chip Growth Sub-Account	MML T. Rowe Price Equity Income Sub-Account
			(Class II)	(Class I)

ASSETS
Investments
Number of shares	403	460,978	786,629	982,565	2,093,152	3,265,939	1,604,883	3,933,418	4,136,634	31,146,854

Identified cost	$402	$2,093,192	$7,904,474	$9,927,549	$22,918,192	$46,829,464	$38,107,932	$39,323,896	$42,109,809	$326,317,232

Value	$402	$2,441,549	$8,118,016	$10,130,241	$18,870,414	$36,711,641	$37,495,985	$37,603,474	$49,101,841	$335,451,614
Dividends receivable	1	-	-	-	-	-	-	-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	-	23,750	-	26,593	12,520	15,534	35,887	-	27,540	2,934,957

Total assets	403	2,465,299	8,118,016	10,156,834	18,882,934	36,727,175	37,531,872	37,603,474	49,129,381	338,386,571

LIABILITIES
Annuitant mortality fluctuation reserve	-	-	-	-	53	-	326	297	721	2,582
Payable to Massachusetts Mutual Life Insurance Company	2	-	223	-	-	-	-	48,946	-	-

Total liabilities	2	-	223	-	53	-	326	49,243	721	2,582

NET ASSETS	$401	$2,465,299	$8,117,793	$10,156,834	$18,882,881	$36,727,175	$37,531,546	$37,554,231	$49,128,660	$338,383,989

Net Assets:
Accumulation units - value	$-	$2,454,547	$8,117,793	$10,152,033	$18,881,160	$36,693,366	$37,445,644	$37,521,222	$49,077,972	$337,662,531
Contracts in payout (annuitization) period	401	10,752	-	4,801	1,721	33,809	85,902	33,009	50,688	721,458

Net assets	$401	$2,465,299	$8,117,793	$10,156,834	$18,882,881	$36,727,175	$37,531,546	$37,554,231	$49,128,660	$338,383,989

Outstanding units
Contract owners	39	280,105	818,512	838,949	1,360,458	2,317,502	2,865,652	2,477,717	3,421,574	24,181,814

UNIT VALUE
Panorama Premier	$-	$4.82	$10.04	$-	$16.79	$18.71	$10.44	$16.73	$16.07	$16.88
Panorama Passage® (Note 1)
Tier 1	-	4.79	9.83	-	15.29	18.60	11.71	16.94	16.00	16.81
Tier 2	-	4.75	9.76	-	15.17	18.46	11.63	16.81	15.88	16.68
MassMutual Artistry	-	4.93	7.01	-	14.21	18.39	12.14	14.39	16.24	17.05
MassMutual Transitions® (Note 1)
Custom Plan	-	-	-	11.97	13.40	16.67	14.85	15.35	14.45	14.73
Package Plan I	-	-	-	11.97	13.40	16.67	14.85	15.35	14.45	14.73
Package Plan II	-	-	-	11.74	13.14	16.34	14.56	15.05	14.17	14.45
Package Plan III	-	-	-	11.57	12.96	16.12	14.36	14.84	13.97	14.25
MassMutual EvolutionSM (Note 1)
Tier 1	-	13.14	-	11.49	11.41	12.64	13.22	12.38	12.83	13.14
Tier 2	-	12.94	-	11.32	11.24	12.45	13.02	12.19	12.63	12.94
Tier 3	-	12.81	-	11.21	11.13	12.33	12.89	12.08	12.51	12.82
Tier 4	-	12.92	-	11.30	11.22	12.43	13.00	12.17	12.61	12.92
Tier 5	-	12.72	-	11.13	11.05	12.24	12.80	11.99	12.42	12.72
Tier 6	-	12.60	-	11.02	10.94	12.13	12.68	11.87	12.30	12.60
Tier 7	-	12.92	-	11.30	11.22	12.43	13.00	12.18	12.62	12.92
Tier 8	-	12.70	-	11.11	11.03	12.23	12.78	11.97	12.40	12.71
MassMutual RetireEase SelectSM
Tier 1	-	10.86	-	9.44	8.84	8.72	9.20	9.03	10.22	9.38
Tier 2	10.20	10.89	-	9.47	8.86	8.75	9.23	9.05	10.25	9.40
MassMutual Transitions SelectSM	-	15.06	-	13.29	12.75	14.05	13.97	14.18	14.29	13.91
MassMutual Equity EdgeSM (Note 1)
Tier 1	-	-	-	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-	-	-	-

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES (Continued)

December 31, 2007

	MML T. Rowe Price Growth Equity Sub-Account	MML T. Rowe Price Mid Cap Growth Sub-Account	MML Templeton Foreign Sub-Account	MML W&R/Wellington Small Cap Growth Equity Sub-Account	Oppenheimer Balanced Sub-Account	Oppenheimer Capital Appreciation Sub-Account	Oppenheimer Core Bond Sub-Account	Oppenheimer Global Securities Sub-Account	Oppenheimer High Income Sub-Account	Oppenheimer International Growth Sub-Account
ASSETS
Investments
Number of shares	807,578	10,346,073	26,357,918	11,585,892	3,456,709	7,962,421	1,457,935	10,929,510	9,689,503	36,053,910

Identified cost	$5,524,760	$105,682,167	$283,037,117	$178,816,981	$55,640,344	$311,602,415	$16,115,212	$336,387,154	$80,611,796	$58,800,010

Value	$6,188,255	$115,669,093	$316,822,177	$197,185,239	$56,724,600	$375,667,010	$16,124,766	$400,020,061	$77,031,550	$76,794,828
Dividends receivable	-	-	-	-	-	-	-	-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	9,554	15,787	-	2,267,906	19,545	2,900,385	-	3,995,487	88,370	157,753

Total assets	6,197,809	115,684,880	316,822,177	199,453,145	56,744,145	378,567,395	16,124,766	404,015,548	77,119,920	76,952,581
LIABILITIES
Annuitant mortality fluctuation reserve	-	214	2,434	2,199	76	4,503	-	4,250	708	138
Payable to Massachusetts Mutual Life Insurance Company	-	-	5,310,435	-	-	-	1,717	-	-	-

Total liabilities	-	214	5,312,869	2,199	76	4,503	1,717	4,250	708	138

NET ASSETS	$6,197,809	$115,684,666	$311,509,308	$199,450,946	$56,744,069	$378,562,892	$16,123,049	$404,011,298	$77,119,212	$76,952,443

Net Assets:
Accumulation units - value	$6,197,809	$115,631,404	$310,745,614	$198,936,162	$56,713,343	$377,652,324	$16,123,049	$403,360,556	$77,048,837	$76,866,778
Contracts in payout (annuitization) period	-	53,262	763,694	514,784	30,726	910,568	-	650,742	70,375	85,665

Net assets	$6,197,809	$115,684,666	$311,509,308	$199,450,946	$56,744,069	$378,562,892	$16,123,049	$404,011,298	$77,119,212	$76,952,443

Outstanding units
Contract owners	603,905	6,447,257	18,224,240	12,982,413	4,132,456	27,966,375	999,701	23,369,687	5,843,157	3,859,607

UNIT VALUE
Panorama Premier	$8.29	$28.03	$15.91	$18.34	$13.63	$13.06	$16.13	$21.29	$13.04	$26.96
Panorama Passage® (Note 1)
Tier 1	8.10	21.00	16.20	16.38	13.54	13.20	-	21.21	13.03	17.53
Tier 2	8.04	20.84	16.08	16.26	13.43	13.10	-	21.05	12.93	17.40
MassMutual Artistry	6.07	16.32	14.64	11.27	13.42	9.35	-	14.37	13.26	12.58
MassMutual Transitions® (Note 1)
Custom Plan	10.95	17.92	17.82	17.01	14.27	13.88	-	18.14	13.85	19.83
Package Plan I	10.95	17.92	17.82	17.01	14.27	13.88	-	18.14	13.85	19.83
Package Plan II	10.74	17.57	17.48	16.68	13.99	13.61	-	17.79	13.58	19.45
Package Plan III	10.59	17.33	17.23	16.45	13.80	13.42	-	17.54	13.39	19.18
MassMutual EvolutionSM (Note 1)
Tier 1	10.44	11.48	16.21	13.60	12.00	12.61	-	15.11	11.32	17.66
Tier 2	10.28	11.40	15.96	13.39	11.81	12.41	-	14.88	11.15	17.39
Tier 3	10.18	11.35	15.81	13.27	11.70	12.30	-	14.74	11.05	17.23
Tier 4	10.26	11.40	15.94	13.37	11.79	12.40	-	14.86	11.13	17.37
Tier 5	10.11	11.33	15.70	13.17	11.61	12.21	-	14.63	10.96	17.10
Tier 6	10.01	11.28	15.55	13.04	11.50	12.09	-	14.49	10.86	16.94
Tier 7	10.26	11.39	15.94	13.38	11.80	12.40	-	14.86	11.14	17.37
Tier 8	10.09	11.31	15.68	13.15	11.60	12.19	-	14.61	10.95	17.08
MassMutual RetireEase SelectSM
Tier 1	9.78	10.16	10.12	9.82	9.68	10.44	-	9.70	9.43	9.94
Tier 2	9.80	10.19	10.15	9.85	9.71	10.47	-	9.72	9.46	9.97
MassMutual Transitions SelectSM	11.79	11.56	17.39	15.80	12.82	13.89	-	17.05	11.38	19.97
MassMutual Equity EdgeSM (Note 1)
Tier 1	-	-	-	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-	-	-	-

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES (Continued)

December 31, 2007

	Oppenheimer Main Street Sub-Account	Oppenheimer MidCap Sub-Account	Oppenheimer Money Sub-Account	Oppenheimer Strategic Bond Sub-Account	Panorama Growth Sub-Account	Panorama Total Return Sub-Account	PIMCO VIT CommodityRealReturn Strategy Sub-Account

ASSETS
Investments
Number of shares	2,881,603	3,977,264	54,985,639	75,269,448	624,643	1,385,914	344,910

Identified cost	$55,949,199	$196,353,430	$54,985,639	$384,733,419	$1,101,551	$1,725,168	$4,143,655

Value	$73,797,863	$215,050,637	$54,985,639	$418,498,130	$1,442,924	$2,120,449	$4,604,552
Dividends receivable	-	-	56,021	-	-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	4,617	6,859,001	-	-	2,133	-	-

Total assets	73,802,480	221,909,638	55,041,660	418,498,130	1,445,057	2,120,449	4,604,552
LIABILITIES
Annuitant mortality fluctuation reserve	724	1,996	12,713	12,554	-	-	-
Payable to Massachusetts Mutual Life Insurance Company	-	-	147,193	8,205,740	-	28,137	4,753

Total liabilities	724	1,996	159,906	8,218,294	-	28,137	4,753

NET ASSETS	$73,801,756	$221,907,642	$54,881,754	$410,279,836	$1,445,057	$2,092,312	$4,599,799

Net Assets:
Accumulation units - value	$73,772,829	$221,382,648	$54,466,145	$409,114,960	$1,445,057	$2,092,312	$4,584,257
Contracts in payout (annuitization) period	28,927	524,994	415,609	1,164,876	-	-	15,542

Net assets	$73,801,756	$221,907,642	$54,881,754	$410,279,836	$1,445,057	$2,092,312	$4,599,799

Outstanding units
Contract owners	5,681,730	16,336,155	4,899,885	30,915,971	107,352	144,078	401,396

UNIT VALUE
Panorama Premier	$11.30	$10.54	$13.29	$16.51	$14.90	$15.35	$11.42
Panorama Passage® (Note 1)
Tier 1	11.61	10.50	11.53	16.31	10.36	11.81	11.40
Tier 2	11.52	10.42	11.45	16.19	10.29	11.72	11.37
MassMutual Artistry	10.25	5.69	11.37	16.01	10.20	11.14	11.46
MassMutual Transitions® (Note 1)
Custom Plan	13.80	14.07	11.01	15.33	-	-	11.51
Package Plan I	13.80	14.07	11.01	15.33	-	-	11.51
Package Plan II	13.53	13.80	10.79	15.03	-	-	11.44
Package Plan III	13.34	13.61	10.64	14.83	-	-	11.39
MassMutual EvolutionSM (Note 1)
Tier 1	12.53	13.08	10.72	12.24	-	-	11.39
Tier 2	12.34	12.88	10.56	12.06	-	-	11.31
Tier 3	12.22	12.76	10.46	11.94	-	-	11.26
Tier 4	12.32	12.86	10.54	12.04	-	-	11.31
Tier 5	12.13	12.66	10.38	11.86	-	-	11.24
Tier 6	12.02	12.54	10.28	11.74	-	-	11.19
Tier 7	12.32	12.86	10.54	12.04	-	-	11.30
Tier 8	12.12	12.65	10.37	11.84	-	-	11.22
MassMutual RetireEase SelectSM
Tier 1	9.56	9.80	-	10.36	-	-	11.81
Tier 2	9.59	9.83	-	10.39	-	-	11.85
MassMutual Transitions SelectSM	13.69	14.28	10.91	12.38	-	-	11.46
MassMutual Equity EdgeSM (Note 1)
Tier 1	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

For The Year Ended December 31, 2007

	AIM V.I. Financial Services Sub-Account	AIM V.I. Global Health Care Sub-Account	AIM V.I. Technology Sub-Account	Fidelity® VIP Contrafund® Sub-Account	ING VP Real Estate Sub-Account	MML AllianceBernstein Large Cap Growth Sub-Account	MML American Century Income & Growth Sub-Account	MML American Century Mid Cap Value Sub-Account	MML Babson Blend Sub-Account	MML Babson Enhanced Index Core Equity Sub-Account
Investment income
Dividends	$96,781	$-	$-	$3,992,108	$196,387	$55,619	$1,012,075	$3,237,504	$2,013,863	$214,179

Expenses
Mortality and expense risk fees and administrative charges	66,338	178,882	93,339	4,563,040	83,640	387,071	732,836	3,271,175	764,981	182,477

Net investment income (loss)	30,443	(178,882)	(93,339)	(570,932)	112,747	(331,452)	279,239	(33,671)	1,248,882	31,702

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	374,529	813,695	486,534	10,672,066	60,755	416,601	1,210,556	1,831,338	1,930,932	493,018
Realized gain distribution	365,366	-	-	106,247,107	281,857	-	3,039,513	35,935,091	-	1,588,692

Realized gain (loss)	739,895	813,695	486,534	116,919,173	342,612	416,601	4,250,069	37,766,429	1,930,932	2,081,710

Change in net unrealized appreciation/depreciation of investments	(2,137,822)	1,036,184	132,535	(59,687,229)	(1,989,233)	4,166,004	(5,518,347)	(50,862,625)	(121,457)	(1,541,914)

Net gain (loss) on investments	(1,397,927)	1,849,879	619,069	57,231,944	(1,646,621)	4,582,605	(1,268,278)	(13,096,196)	1,809,475	539,796

Net increase (decrease) in net assets resulting from operations	(1,367,484)	1,670,997	525,730	56,661,012	(1,533,874)	4,251,153	(989,039)	(13,129,867)	3,058,357	571,498

Capital transactions:
Transfer of net premiums	872,074	797,171	1,086,117	104,773,366	3,254,213	1,246,600	2,662,435	86,774,314	2,109,891	639,348
Transfers due to death benefits	(49,668)	(28,737)	(31,317)	(1,718,517)	(33,592)	(164,969)	(425,427)	(1,076,075)	(618,169)	(167,850)
Transfers due to annuity benefit payments	-	-	(337)	(22,877)	(155)	(67)	(567)	(17,931)	(603)	-
Transfers due to withdrawal of funds	(420,468)	(1,167,761)	(631,625)	(18,106,686)	(349,384)	(2,549,807)	(4,672,288)	(12,636,561)	(5,287,750)	(1,092,359)
Transfers due to loans, net of repayments	(1,212)	(6,389)	(7,005)	(16,744)	(9,001)	946	(6,097)	(4,060)	19,929	(425)
Transfers due to cost of insurance	(13,487)	(30,053)	(21,683)	(899,844)	(10,297)	(66,822)	(90,255)	(748,284)	(87,628)	(30,264)
Transfers due to contingent deferred sales charges	(384)	(843)	(348)	(3,053)	(36)	(602)	(2,326)	(2,061)	(2,317)	(568)
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	-	(278)	(91,814)	(842)	(572)	(5,693)	(78,411)	(817)	-
Transfers between Sub-Accounts and to/from Fixed Account	(1,200,065)	(981,210)	(544,036)	(16,053,488)	(292,953)	(1,432,774)	(1,924,016)	12,985,311	(2,388,881)	(302,407)

Net increase (decrease) in net assets resulting from capital transactions	(813,210)	(1,417,822)	(150,512)	67,860,343	2,557,953	(2,968,067)	(4,464,234)	85,196,242	(6,256,345)	(954,525)

Total increase (decrease)	(2,180,694)	253,175	375,218	124,521,355	1,024,079	1,283,086	(5,453,273)	72,066,375	(3,197,988)	(383,027)

NET ASSETS, at beginning of the year	6,754,244	16,239,212	8,486,976	319,861,109	5,501,414	35,461,179	66,137,162	232,172,827	68,228,655	16,863,309

NET ASSETS, at end of the year	$4,573,550	$16,492,387	$8,862,194	$444,382,464	$6,525,493	$36,744,265	$60,683,889	$304,239,202	$65,030,667	$16,480,282

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2007

	MML Babson Inflation- Protected Bond Sub-Account	MML Babson Managed Bond Sub-Account	MML Capital Guardian Asset Allocation Sub-Account	MML Capital Guardian Growth & Income Sub-Account	MML Davis Large Cap Value Sub-Account	MML Emerging Growth Sub-Account	MML Equity Index Sub-Account	MML Goldman Sachs/ AllianceBernstein Small Cap Value Sub-Account	MML Legg Mason Concentrated Growth Sub-Account	MML Legg Mason Concentrated Growth Sub-Account
									(Class II)	(Class I)
Investment income
Dividends	$11,275,367	$12,211,637	$4,129,954	$2,344,967	$2,223,963	$-	$767,775	$2,118,651	$29,375	$49,064

Expenses
Mortality and expense risk fees and administrative charges	3,225,271	2,739,885	1,813,562	2,088,888	2,406,503	84,557	583,359	2,380,453	161,074	208,348

Net investment income (loss)	8,050,096	9,471,752	2,316,392	256,079	(182,540)	(84,557)	184,416	(261,802)	(131,699)	(159,284)

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(439,564)	(366,072)	1,018,033	1,716,001	3,043,407	376,596	1,432,786	(191,362)	332,842	412,511
Realized gain distribution	-	-	4,147,642	7,594,317	-	-	-	-	616,365	1,285,074

Realized gain (loss)	(439,564)	(366,072)	5,165,675	9,310,318	3,043,407	376,596	1,432,786	(191,362)	949,207	1,697,585

Change in net unrealized appreciation/depreciation of investments	8,875,972	4,360,645	(7,304,269)	(11,628,088)	1,359,082	726,069	(133,041)	(42,853,284)	698,346	815,128

Net gain (loss) on investments	8,436,408	3,994,573	(2,138,594)	(2,317,770)	4,402,489	1,102,665	1,299,745	(43,044,646)	1,647,553	2,512,713

Net increase (decrease) in net assets resulting from operations	16,486,504	13,466,325	177,798	(2,061,691)	4,219,949	1,018,108	1,484,161	(43,306,448)	1,515,854	2,353,429

Capital transactions:
Transfer of net premiums	97,181,444	62,269,680	12,785,830	9,348,467	78,799,270	1,133,149	12,369,765	75,587,904	183,849	3,405,300
Transfers due to death benefits	(1,691,387)	(2,093,790)	(1,767,370)	(1,123,110)	(857,941)	(38,008)	(313,795)	(697,298)	(164,768)	(93,330)
Transfers due to annuity benefit payments	(33,752)	(32,560)	(39,553)	(27,666)	(15,335)	(126)	(138)	(13,003)	-	(375)
Transfers due to withdrawal of funds	(10,609,929)	(10,518,655)	(9,515,763)	(10,270,372)	(7,762,677)	(412,667)	(1,987,196)	(7,624,610)	(2,142,663)	(904,954)
Transfers due to loans, net of repayments	(1,955)	120	(7,336)	(7,216)	(10,316)	(2,714)	(618)	(3,158)	1,870	-
Transfers due to cost of insurance	(748,921)	(585,597)	(293,838)	(367,711)	(605,311)	(12,889)	(40,673)	(578,905)	-	(37,157)
Transfers due to contingent deferred sales charges	(226)	(941)	(1,235)	(1,215)	(1,256)	(124)	(930)	(213)	(1,229)	-
Transfers due to net charge (credit) to annuitant mortality fluctuation	(107,248)	(83,249)	(10,395)	(6,203)	(66,734)	(726)	(3,371)	(63,364)	-	(2,191)
Transfers between Sub-Accounts and to/from Fixed Account	6,995,911	8,435,435	649,445	(7,960,534)	3,506,778	1,151,869	(715,925)	29,798,261	(237,341)	1,120,289

Net increase (decrease) in net assets resulting from capital transactions	90,983,937	57,390,443	1,799,785	(10,415,560)	72,986,478	1,817,764	9,307,119	96,405,614	(2,360,282)	3,487,582

Total increase (decrease)	107,470,441	70,856,768	1,977,583	(12,477,251)	77,206,427	2,835,872	10,791,280	53,099,166	(844,428)	5,841,011

NET ASSETS, at beginning of the year	199,161,043	193,580,916	164,094,352	199,848,549	154,636,221	7,020,513	38,936,902	171,008,074	11,867,829	18,029,603

NET ASSETS, at end of the year	$306,631,484	$264,437,684	$166,071,935	$187,371,298	$231,842,648	$9,856,385	$49,728,182	$224,107,240	$11,023,401	$23,870,614

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2007

	MML Money Market Sub-Account	MML NASDAQ-100® Sub-Account	MML Neuberger Berman Global Sub-Account	MML Neuberger Berman Global Sub-Account	MML Oppenheimer Small Cap Equity Sub-Account	MML Oppenheimer Small Company Opportunities Sub-Account	MML/ Oppenheimer Bernstein Equity Sub-Account	MML Small Cap Index Sub-Account	MML T. Rowe Price Blue Chip Growth Sub-Account	MML T. Rowe Price Equity Income Sub-Account
			(Class II)	(Class I)
Investment income
Dividends	$8	$553	$130,426	$153,417	$146,965	$-	$786,944	$332,977	$203,620	$5,285,613

Expenses
Mortality and expense risk fees and administrative charges	2	23,301	125,592	103,514	230,258	424,034	417,801	416,871	491,616	3,546,799

Net investment income (loss)	6	(22,748)	4,834	49,903	(83,293)	(424,034)	369,143	(83,894)	(287,996)	1,738,814

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	-	130,387	202,540	102,770	60,765	760,535	1,139,500	274,678	806,818	1,889,704
Realized gain distribution	-	-	323,632	396,384	1,743,354	8,732,511	4,539,391	1,536,272	-	10,796,219

Realized gain (loss)	-	130,387	526,172	499,154	1,804,119	9,493,046	5,678,891	1,810,950	806,818	12,685,923

Change in net unrealized appreciation/depreciation of investments	-	157,423	(269,954)	(310,738)	(2,122,192)	(12,298,926)	(5,465,527)	(2,227,508)	4,546,225	(11,356,949)

Net gain (loss) on investments	-	287,810	256,218	188,416	(318,073)	(2,805,880)	213,364	(416,558)	5,353,043	1,328,974

Net increase (decrease) in net assets resulting from operations	6	265,062	261,052	238,319	(401,366)	(3,229,914)	582,507	(500,452)	5,065,047	3,067,788

Capital transactions:
Transfer of net premiums	473	560,346	138,902	702,781	1,393,550	3,574,894	5,162,454	1,908,486	3,649,446	93,979,849
Transfers due to death benefits	-	(23,621)	(69,256)	(46,315)	(143,676)	(37,714)	(67,610)	(119,614)	(91,395)	(1,149,857)
Transfers due to annuity benefit payments	(14)	(174)	-	(49)	(181)	(446)	(2,766)	(1,013)	(1,857)	(22,018)
Transfers due to withdrawal of funds	-	(145,797)	(1,400,859)	(354,177)	(1,844,276)	(1,966,694)	(2,838,666)	(2,002,875)	(2,357,884)	(11,793,474)
Transfers due to loans, net of repayments	-	(6,863)	(277)	-	(5,407)	984	3,090	(5,104)	(910)	8,744
Transfers due to cost of insurance	-	(399)	-	(18,197)	(28,139)	(57,122)	(35,206)	(64,996)	(91,682)	(816,034)
Transfers due to contingent deferred sales charges	-	(113)	(816)	-	(1,324)	(122)	(660)	(330)	(78)	(489)
Transfers due to net charge (credit) to annuitant mortality fluctuation	(64)	(1,106)	-	(414)	57	(6,132)	(11,536)	(3,236)	(3,572)	(87,253)
Transfers between Sub-Accounts and to/from Fixed Account	-	272,799	(509,694)	(66,958)	(552,131)	(383,709)	3,789,082	(1,581,975)	(1,075,939)	5,660,328

Net increase (decrease) in net assets resulting from capital transactions	395	655,072	(1,842,000)	216,671	(1,181,527)	1,123,939	5,998,182	(1,870,657)	26,129	85,779,796

Total increase (decrease)	401	920,134	(1,580,948)	454,990	(1,582,893)	(2,105,975)	6,580,689	(2,371,109)	5,091,176	88,847,584

NET ASSETS, at beginning of the year	-	1,545,165	9,698,741	9,701,844	20,465,774	38,833,150	30,950,857	39,925,340	44,037,484	249,536,405

NET ASSETS, at end of the year	$401	$2,465,299	$8,117,793	$10,156,834	$18,882,881	$36,727,175	$37,531,546	$37,554,231	$49,128,660	$338,383,989

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2007

	MML T. Rowe Price Growth Equity Sub-Account	MML T. Rowe Price Mid Cap Growth Sub-Account	MML Templeton Foreign Sub-Account	MML W&R/Wellington Small Cap Growth Equity Sub-Account	Oppenheimer Balanced Sub-Account	Oppenheimer Capital Appreciation Sub-Account	Oppenheimer Core Bond Sub-Account	Oppenheimer Global Securities Sub-Account	Oppenheimer High Income Sub-Account	Oppenheimer International Growth Sub-Account
Investment income
Dividends	$32,156	$96,497	$6,926,583	$227,126	$1,413,869	$675,959	$927,156	$4,646,388	$5,494,125	$503,608

Expenses
Mortality and expense risk fees and administrative charges	69,380	1,186,434	3,226,060	2,081,286	630,775	3,973,497	228,724	4,365,487	833,232	705,047

Net investment income (loss)	(37,224)	(1,089,937)	3,700,523	(1,854,160)	783,094	(3,297,538)	698,432	280,901	4,660,893	(201,439)

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	83,356	1,470,562	2,976,435	3,579,335	599,125	9,086,113	15,383	12,619,943	54,315	3,128,221
Realized gain distribution	-	5,547,388	4,610,740	6,368,541	4,421,741	-	-	16,889,867	-	-

Realized gain (loss)	83,356	7,017,950	7,587,175	9,947,876	5,020,866	9,086,113	15,383	29,509,810	54,315	3,128,221

Change in net unrealized appreciation/depreciation of investments	168,432	9,258,856	15,723,879	2,680,171	(4,414,187)	31,778,438	(205,300)	(13,064,719)	(5,685,260)	2,866,962

Net gain (loss) on investments	251,788	16,276,806	23,311,054	12,628,047	606,679	40,864,551	(189,917)	16,445,091	(5,630,945)	5,995,183

Net increase (decrease) in net assets resulting from operations	214,564	15,186,869	27,011,577	10,773,887	1,389,773	37,567,013	508,515	16,725,992	(970,052)	5,793,744

Capital transactions:
Transfer of net premiums	228,863	8,925,494	104,923,126	72,427,416	3,533,737	105,026,846	153,500	83,964,958	4,266,309	13,921,321
Transfers due to death benefits	(19,450)	(335,654)	(1,003,484)	(692,828)	(461,637)	(1,880,715)	(42,267)	(1,398,610)	(559,223)	(152,994)
Transfers due to annuity benefit payments	-	(1,414)	(21,689)	(15,067)	(446)	(28,309)	-	(23,088)	(2,491)	(1,831)
Transfers due to withdrawal of funds	(434,215)	(8,051,401)	(10,046,563)	(6,576,474)	(3,917,022)	(14,697,126)	(3,041,780)	(18,765,587)	(4,938,948)	(3,781,707)
Transfers due to loans, net of repayments	(1,007)	(12,776)	(1,472)	(2,264)	(302)	(11,439)	-	(25,862)	4,206	(2,053)
Transfers due to cost of insurance	(11,034)	(156,390)	(834,378)	(555,058)	(84,839)	(948,805)	-	(828,250)	(112,132)	(75,544)
Transfers due to contingent deferred sales charges	(118)	(2,899)	(474)	(600)	(1,078)	(1,991)	(1,324)	(2,745)	(895)	(918)
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	(6,665)	(96,867)	(63,111)	(4,348)	(109,637)	-	(71,573)	(5,201)	(10,653)
Transfers between Sub-Accounts and to/from Fixed Account	(441,841)	1,812,991	(14,726,923)	(4,931,816)	2,266,575	(19,069,177)	(237,018)	(9,878,296)	3,026,856	12,312,981

Net increase (decrease) in net assets resulting from capital transactions	(678,802)	2,171,286	78,191,276	59,590,198	1,330,640	68,279,647	(3,168,889)	52,970,947	1,678,481	22,208,602

Total increase (decrease)	(464,238)	17,358,155	105,202,853	70,364,085	2,720,413	105,846,660	(2,660,374)	69,696,939	708,429	28,002,346

NET ASSETS, at beginning of the year	6,662,047	98,326,511	206,306,455	129,086,861	54,023,656	272,716,232	18,783,423	334,314,359	76,410,783	48,950,097

NET ASSETS, at end of the year	$6,197,809	$115,684,666	$311,509,308	$199,450,946	$56,744,069	$378,562,892	$16,123,049	$404,011,298	$77,119,212	$76,952,443

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2007

	Oppenheimer Main Street Sub-Account	Oppenheimer MidCap Sub-Account	Oppenheimer Money Sub-Account	Oppenheimer Strategic Bond Sub-Account	Panorama Growth Sub-Account	Panorama Total Return Sub-Account	PIMCO VIT CommodityRealReturn Strategy Sub-Account
Investment income
Dividends	$777,912	$-	$2,405,910	$10,990,234	$21,571	$77,303	$152,195

Expenses
Mortality and expense risk fees and administrative charges	854,170	2,354,900	558,251	4,135,054	22,246	33,011	37,235

Net investment income (loss)	(76,258)	(2,354,900)	1,847,659	6,855,180	(675)	44,292	114,960

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	3,503,146	3,196,031	-	1,633,659	232,775	152,072	(25,952)
Realized gain distribution	-	-	938	-	-	-	-

Realized gain (loss)	3,503,146	3,196,031	938	1,633,659	232,775	152,072	(25,952)

Change in net unrealized appreciation/depreciation of investments	(787,390)	6,314,934	-	19,121,876	(162,101)	(80,998)	566,553

Net gain (loss) on investments	2,715,756	9,510,965	938	20,755,535	70,674	71,074	540,601

Net increase (decrease) in net assets resulting from operations	2,639,498	7,156,065	1,848,597	27,610,715	69,999	115,366	655,561

Capital transactions:
Transfer of net premiums	4,014,061	76,472,356	11,350,073	102,571,281	56,903	48,529	1,031,364
Transfers due to death benefits	(404,750)	(882,054)	(368,972)	(2,311,576)	-	(25,661)	(42,160)
Transfers due to annuity benefit payments	(1,840)	(16,220)	(31,832)	(53,930)	-	-	(473)
Transfers due to withdrawal of funds	(6,086,782)	(8,083,256)	(15,709,125)	(15,924,093)	(441,899)	(498,696)	(141,398)
Transfers due to loans, net of repayments	(4,519)	1,155	3,384	(9,059)	430	-	-
Transfers due to cost of insurance	(134,881)	(596,439)	(59,503)	(813,739)	-	-	(1,907)
Transfers due to contingent deferred sales charges	(2,054)	(907)	(1,072)	(2,584)	(158)	(451)	(2)
Transfers due to net charge (credit) to annuitant mortality fluctuation	(26)	(67,905)	7,888	(102,059)	-	-	(1,792)
Transfers between Sub-Accounts and to/from Fixed Account	(3,455,442)	1,369,806	14,347,277	16,033,641	(75,680)	(168,461)	1,240,121

Net increase (decrease) in net assets resulting from capital transactions	(6,076,233)	68,196,536	9,538,118	99,387,882	(460,404)	(644,740)	2,083,753

Total increase (decrease)	(3,436,735)	75,352,601	11,386,715	126,998,597	(390,405)	(529,374)	2,739,314

NET ASSETS, at beginning of the year	77,238,491	146,555,041	43,495,039	283,281,239	1,835,462	2,621,686	1,860,485

NET ASSETS, at end of the year	$73,801,756	$221,907,642	$54,881,754	$410,279,836	$1,445,057	$2,092,312	$4,599,799

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

For The Year Ended December 31, 2006

	AIM V.I. Financial Services Sub-Account	AIM V.I. Global Health Care Sub-Account	AIM V.I. Technology Sub-Account	Calvert Social Balanced Sub-Account	Fidelity® VIP Contrafund® Sub-Account	Fidelity® VIP Growth Opportunities Sub-Account	ING VP Real Estate Sub-Account	Janus Aspen Balanced Sub-Account	Janus Aspen Balanced Sub-Account	MFS® Investors Trust Sub-Account	MFS® New Discovery Sub-Account

								(Institutional)	(Service)
Investment income
Dividends	$100,893	$-	$-	$-	$3,557,808	$12,995	$35,951	$-	$-	$51,888	$-

Expenses
Mortality and expense risk fees and administrative charges	67,231	176,350	84,568	35,011	3,099,505	10,066	16,900	57,622	86,759	38,189	36,762

Net investment income (loss)	33,662	(176,350)	(84,568)	(35,011)	458,303	2,929	19,051	(57,622)	(86,759)	13,699	(36,762)

Net realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments
Realized gain (loss) on sale of fund shares	283,601	504,936	221,055	941,424	4,920,678	393,007	28,466	2,371,937	4,153,252	1,981,079	2,363,905
Realized gain distribution	38,968	-	-	-	24,606,455	-	82,197	-	-	-	196,696

Realized gain (loss)	322,569	504,936	221,055	941,424	29,527,133	393,007	110,663	2,371,937	4,153,252	1,981,079	2,560,601

Change in net unrealized appreciation/depreciation of investments	522,158	302,376	610,746	(703,951)	(3,273,926)	(364,638)	332,998	(1,856,658)	(3,146,033)	(1,496,522)	(1,326,416)

Net gain (loss) on investments	844,727	807,312	831,801	237,473	26,253,207	28,369	443,661	515,279	1,007,219	484,557	1,234,185

Net increase (decrease) in net assets resulting from operations	878,389	630,962	747,233	202,462	26,711,510	31,298	462,712	457,657	920,460	498,256	1,197,423

Capital transactions:
Transfer of net premiums	339,201	1,124,479	457,462	443,153	85,224,654	7,982	1,818,175	61,765	798,947	117,409	292,290
Transfers due to death benefits	(32,175)	(106,669)	(29,284)	(7,682)	(1,318,488)	(2,137)	-	(32,049)	(51,576)	(6,059)	(9,335)
Transfers due to annuity benefit payments	-	-	(277)	-	(4,958)	-	(37)	-	-	-	-
Transfers due to withdrawal of funds	(564,231)	(1,144,415)	(354,933)	(166,358)	(12,593,330)	(78,679)	(68,033)	(224,701)	(392,395)	(159,461)	(109,603)
Transfers due to loans, net of repayments	(807)	272	(468)	906	(14,099)	(368)	-	1,556	-	46	-
Transfers due to cost of insurance	(13,763)	(29,888)	(17,834)	(2,643)	(658,462)	-	(3,463)	-	(18,611)	(5,785)	(4,754)
Transfers due to contingent deferred sales charges	(389)	(855)	(379)	(11)	(3,150)	(72)	(21)	(546)	-	(104)	(2)
Transfers due to net charge (credit) to annuitant mortality fluctuation and mortality losses	-	-	62	-	(7,593)	-	(184)	-	-	-	-
Transfers between Sub-Accounts and to/from Fixed Account	165,721	(386,532)	(129,753)	(10,734,935)	9,276,473	(2,223,000)	3,292,265	(13,485,334)	(27,343,882)	(10,727,647)	(11,679,550)

Net increase (decrease) in net assets resulting from capital transactions	(106,443)	(543,608)	(75,404)	(10,467,570)	79,901,047	(2,296,274)	5,038,702	(13,679,309)	(27,007,517)	(10,781,601)	(11,510,954)

Total increase (decrease)	771,946	87,354	671,829	(10,265,108)	106,612,557	(2,264,976)	5,501,414	(13,221,652)	(26,087,057)	(10,283,345)	(10,313,531)

NET ASSETS, at beginning of the year	5,982,298	16,151,858	7,815,147	10,265,108	213,248,552	2,264,976	-	13,221,652	26,087,057	10,283,345	10,313,531

NET ASSETS, at end of the year	$6,754,244	$16,239,212	$8,486,976	$-	$319,861,109	$-	$5,501,414	$-	$-	$-	$-

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2006

	MML AllianceBernstein Large Cap Growth Sub-Account	MML American Century Income & Growth Sub-Account	MML American Century Mid Cap Value Sub-Account	MML Babson Blend Sub-Account	MML Babson Enhanced Index Core Equity Sub-Account	MML Babson Inflation- Protected Bond Sub-Account	MML Babson Managed Bond Sub-Account	MML Capital Guardian Asset Allocation Sub-Account	MML Capital Guardian Growth & Income Sub-Account	MML Davis Large Cap Value Sub-Account	MML Emerging Growth Sub-Account

Investment income
Dividends	$135,449	$1,940,854	$4,198,572	$1,580,533	$174,888	$6,499,024	$8,044,430	$2,552,110	$1,452,524	$959,579	$-

Expenses
Mortality and expense risk fees and administrative charges	368,821	694,237	2,199,179	649,847	127,898	2,070,905	1,969,623	1,544,199	1,956,597	1,415,908	70,302

Net investment income (loss)	(233,372)	1,246,617	1,999,393	930,686	46,990	4,428,119	6,074,807	1,007,911	(504,073)	(456,329)	(70,302)

Net realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments
Realized gain (loss) on sale of fund shares	4,850,240	10,183,875	2,098,740	1,020,736	312,908	(334,014)	(483,385)	22,688,697	28,574,465	1,565,114	296,284
Realized gain distribution	-	-	18,550,443	-	551,862	-	-	186,243	-	-	-

Realized gain (loss)	4,850,240	10,183,875	20,649,183	1,020,736	864,770	(334,014)	(483,385)	22,874,940	28,574,465	1,565,114	296,284

Change in net unrealized appreciation/depreciation of investments	(3,342,494)	(2,210,710)	5,756,141	3,605,163	681,777	(4,270,091)	(271,852)	(7,671,644)	(11,755,901)	14,103,901	59,592

Net gain (loss) on investments	1,507,746	7,973,165	26,405,324	4,625,899	1,546,547	(4,604,105)	(755,237)	15,203,296	16,818,564	15,669,015	355,876

Net increase (decrease) in net assets resulting from operations	1,274,374	9,219,782	28,404,717	5,556,585	1,593,537	(175,986)	5,319,570	16,211,207	16,314,491	15,212,686	285,574

Capital transactions:
Transfer of net premiums	2,397,881	2,529,696	68,706,730	2,474,001	919,683	82,281,936	54,922,880	11,569,629	12,355,000	61,700,789	574,598
Transfers due to death benefits	(175,762)	(303,176)	(706,466)	(594,775)	(129,653)	(1,154,536)	(1,248,274)	(808,401)	(1,044,785)	(554,420)	(35,533)
Transfers due to annuity benefit payments	-	-	(2,814)	-	-	(8,055)	(5,059)	(30,745)	(23,201)	(2,570)	-
Transfers due to withdrawal of funds	(2,067,524)	(4,330,319)	(7,333,377)	(6,684,733)	(913,537)	(6,466,102)	(8,238,498)	(7,082,416)	(7,411,462)	(4,226,662)	(232,544)
Transfers due to loans, net of repayments	(2,448)	(7,674)	(3,185)	(44,434)	117	(323)	301	(2,405)	745	(5,503)	2,210
Transfers due to cost of insurance	(62,152)	(83,786)	(551,936)	(69,620)	(22,703)	(553,779)	(481,368)	(276,810)	(358,514)	(419,542)	(10,186)
Transfers due to contingent deferred sales charges	(696)	(2,509)	(1,963)	(1,991)	(436)	(227)	(818)	(1,105)	(1,132)	(1,268)	(125)
Transfers due to net charge (credit) to annuitant mortality fluctuation and mortality losses	-	-	(5,605)	-	-	(11,260)	(26,192)	(6,725)	4,953	(7,654)	-
Transfers between Sub-Accounts and to/from Fixed Account	(1,177,694)	(1,836,169)	(2,938,695)	37,597,865	10,726,082	1,797,251	2,481,048	18,632,464	(1,006,412)	2,493,325	(181,686)

Net increase (decrease) in net assets resulting from capital transactions	(1,088,395)	(4,033,937)	57,162,689	32,676,313	10,579,553	75,884,905	47,404,020	21,993,486	2,515,192	58,976,495	116,734

Total increase (decrease)	185,979	5,185,845	85,567,406	38,232,898	12,173,090	75,708,919	52,723,590	38,204,693	18,829,683	74,189,181	402,308

NET ASSETS, at beginning of the year	35,275,200	60,951,317	146,605,421	29,995,757	4,690,219	123,452,124	140,857,326	125,889,659	181,018,866	80,447,040	6,618,205

NET ASSETS, at end of the year	$35,461,179	$66,137,162	$232,172,827	$68,228,655	$16,863,309	$199,161,043	$193,580,916	$164,094,352	$199,848,549	$154,636,221	$7,020,513

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2006

	MML Equity Index Sub-Account	MML GMO Growth Equity Sub-Account	MML Goldman Sachs Small Cap Value Sub-Account	MML Legg Mason Concentrated Growth Sub-Account	MML Legg Mason Concentrated Growth Sub-Account	MML Neuberger Berman Global Sub-Account	MML Neuberger Berman Global Sub-Account	MML OTC 100 Sub-Account	MML Oppenheimer Small Cap Equity Sub-Account	MML Oppenheimer Small Company Opportunities Sub-Account

				(Class II)	(Class I)	(Class II)	(Class I)
Investment income
Dividends	$572,595	$30,682	$1,150,271	$18,027	$16,352	$100,854	$96,142	$762	$78,850	$-

Expenses
Mortality and expense risk fees and administrative charges	319,802	69,300	1,559,748	167,111	182,251	131,465	86,240	17,080	223,309	358,784

Net investment income (loss)	252,793	(38,618)	(409,477)	(149,084)	(165,899)	(30,611)	9,902	(16,318)	(144,459)	(358,784)

Net realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments
Realized gain (loss) on sale of fund shares	775,188	(43,415)	22,573,355	1,400,090	4,226,083	(842,142)	1,429,786	44,388	949,180	1,087,986
Realized gain distribution	-	-	-	-	-	-	-	-	4,938,063	3,801,079

Realized gain (loss)	775,188	(43,415)	22,573,355	1,400,090	4,226,083	(842,142)	1,429,786	44,388	5,887,243	4,889,065

Change in net unrealized appreciation/depreciation of investments	2,985,189	141,303	(781,089)	(792,396)	(3,358,479)	1,832,715	(485,358)	73,677	(3,970,848)	116,879

Net gain (loss) on investments	3,760,377	97,888	21,792,266	607,694	867,604	990,573	944,428	118,065	1,916,395	5,005,944

Net increase (decrease) in net assets resulting from operations	4,013,170	59,270	21,382,789	458,610	701,705	959,962	954,330	101,747	1,771,936	4,647,160

Capital transactions:
Transfer of net premiums	14,065,753	569,402	61,536,254	230,395	1,609,871	200,383	873,348	493,595	1,421,807	3,962,372
Transfers due to death benefits	(139,269)	(19,098)	(498,815)	(44,196)	(134,627)	(40,162)	(22,780)	-	(21,756)	(151,793)
Transfers due to annuity benefit payments	-	-	(2,220)	-	-	-	-	-	(58)	-
Transfers due to withdrawal of funds	(1,994,068)	(539,465)	(4,238,452)	(1,550,161)	(577,916)	(1,180,178)	(244,507)	(192,503)	(1,576,702)	(1,437,269)
Transfers due to loans, net of repayments	1,839	731	(3,622)	(5,134)	-	(968)	-	-	67	(4,635)
Transfers due to cost of insurance	(39,443)	(9,505)	(428,013)	-	(33,151)	-	(16,077)	(284)	(27,353)	(56,495)
Transfers due to contingent deferred sales charges	(897)	(129)	(256)	(1,378)	-	(862)	-	(105)	(1,360)	(151)
Transfers due to net charge (credit) to annuitant mortality fluctuation and mortality losses	-	-	(4,962)	-	-	-	-	-	(359)	-
Transfers between Sub-Accounts and to/from Fixed Account	(966,264)	31,080	2,750,081	(685,321)	(1,407,582)	(407,425)	64,111	60,901	(493,799)	1,363,824

Net increase (decrease) in net assets resulting from capital transactions	10,927,651	33,016	59,109,995	(2,055,795)	(543,405)	(1,429,212)	654,095	361,604	(699,513)	3,675,853

Total increase (decrease)	14,940,821	92,286	80,492,784	(1,597,185)	158,300	(469,250)	1,608,425	463,351	1,072,423	8,323,013

NET ASSETS, at beginning of the year	23,996,081	6,569,761	90,515,290	13,465,014	17,871,303	10,167,991	8,093,419	1,081,814	19,393,351	30,510,137

NET ASSETS, at end of the year	$38,936,902	$6,662,047	$171,008,074	$11,867,829	$18,029,603	$9,698,741	$9,701,844	$1,545,165	$20,465,774	$38,833,150

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2006

	MML Oppenheimer/ Bernstein Equity Sub-Account	MML Small Cap Index Sub-Account	MML T. Rowe Price Blue Chip Growth Sub-Account	MML T. Rowe Price Equity Income Sub-Account	MML T. Rowe Price Mid Cap Growth Sub-Account	MML Templeton Foreign Sub-Account	MML W&R/Wellington Small Cap Growth Equity Sub-Account	Oppenheimer Balanced Sub-Account	Oppenheimer Capital Appreciation Sub-Account	Oppenheimer Core Bond Sub-Account

Investment income
Dividends	$410,995	$334,118	$101,644	$2,776,399	$-	$2,206,621	$-	$1,092,659	$711,563	$1,064,674

Expenses
Mortality and expense risk fees and administrative charges	332,097	356,572	404,590	2,278,915	1,043,754	1,859,161	1,188,818	573,270	2,624,271	259,672

Net investment income (loss)	78,898	(22,454)	(302,946)	497,484	(1,043,754)	347,460	(1,188,818)	519,389	(1,912,708)	805,002

Net realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments
Realized gain (loss) on sale of fund shares	707,984	5,590,213	6,435,134	15,325,528	30,208,609	25,232,867	1,765,757	751,264	2,098,389	123,642
Realized gain distribution	2,044,678	1,158,911	-	1,362,970	-	136,495	-	2,401,998	-	-

Realized gain (loss)	2,752,662	6,749,124	6,435,134	16,688,498	30,728,609	25,369,362	1,765,757	3,153,262	2,098,389	123,642

Change in net unrealized appreciation/depreciation of investments	1,562,632	(3,154,550)	(2,799,765)	15,388,035	(23,854,915)	5,287,626	6,671,555	1,246,871	15,298,108	(190,484)

Net gain (loss) on investments	4,315,284	3,594,574	3,635,369	32,076,533	6,353,694	30,656,988	8,437,312	4,400,133	17,396,497	(66,842)

Net increase (decrease) in net assets resulting from operations	4,394,192	3,572,120	3,332,423	32,574,017	5,309,940	31,004,448	7,248,494	4,919,522	15,483,789	738,160

Capital transactions:
Transfer of net premiums	2,547,583	1,826,826	3,531,548	75,493,687	4,548,152	80,627,139	56,221,803	2,418,127	86,160,695	232,589
Transfers due to death benefits	(127,483)	(155,155)	(87,294)	(1,260,901)	(265,047)	(676,606)	(360,476)	(274,498)	(752,292)	(165,865)
Transfers due to annuity benefit payments	-	(118)	(259)	(3,220)	(207)	(3,182)	(3,365)	(104)	(6,805)	-
Transfers due to withdrawal of funds	(2,484,140)	(1,380,298)	(1,581,641)	(6,434,327)	(6,061,979)	(5,161,744)	(3,228,075)	(2,995,235)	(8,409,468)	(2,364,221)
Transfers due to loans, net of repayments	(2,426)	193	22	(2,968)	(8,764)	463	(2,356)	43	(8,350)	-
Transfers due to cost of insurance	(28,326)	(60,388)	(82,865)	(604,736)	(142,866)	(563,201)	(373,472)	(79,901)	(685,331)	-
Transfers due to contingent deferred sales charges	(615)	(328)	(70)	(378)	(3,090)	(374)	(714)	(1,088)	(2,069)	(1,452)
Transfers due to net charge (credit) to annuitant mortality fluctuation and mortality losses	-	(2,561)	(5,427)	(11,201)	(1,240)	(7,710)	(6,161)	(529)	(9,869)	-
Transfers between Sub-Accounts and to/from Fixed Account	45,701	11,243,143	1,332,323	2,410,635	(1,714,358)	(1,987,679)	5,016,787	(965,646)	2,573,576	(458,238)

Net increase (decrease) in net assets resulting from capital transactions	(49,706)	11,471,314	3,106,337	69,586,591	(3,649,399)	72,227,106	57,263,971	(1,898,831)	78,860,087	(2,757,187)

Total increase (decrease)	4,344,486	15,043,434	6,438,760	102,160,608	1,660,541	103,231,554	64,512,465	3,020,691	94,343,876	(2,019,027)

NET ASSETS, at beginning of the year	26,606,371	24,881,906	37,598,724	147,375,797	96,665,970	103,074,901	64,574,396	51,002,965	178,372,356	20,802,450

NET ASSETS, at end of the year	$30,950,857	$39,925,340	$44,037,484	$249,536,405	$98,326,511	$206,306,455	$129,086,861	$54,023,656	$272,716,232	$18,783,423

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2006

	Oppenheimer Global Securities Sub-Account	Oppenheimer High Income Sub-Account	Oppenheimer International Growth Sub-Account	Oppenheimer Main Street Sub-Account	Oppenheimer MidCap Sub-Account	Oppenheimer Money Sub-Account	Oppenheimer Strategic Bond Sub-Account	Panorama Growth Sub-Account	Panorama Total Return Sub-Account	PIMCO CommodityRealReturn Strategy Sub-Account
Investment income
Dividends	$2,560,562	$5,289,673	$213,510	$823,506	$-	$1,860,661	$8,820,472	$27,006	$70,064	$55,951

Expenses
Mortality and expense risk fees and administrative charges	3,174,053	756,626	403,242	801,417	1,458,059	455,253	2,796,337	26,858	36,069	8,090

Net investment income (loss)	(613,491)	4,533,047	(189,732)	22,089	(1,458,059)	1,405,408	6,024,135	148	33,995	47,861

Net realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments
Realized gain (loss) on sale of fund shares	7,213,503	34,342	1,815,705	1,234,504	1,119,630	-	842,924	117,722	27,785	(22,248)
Realized gain distribution	13,375,149	-	-	-	-	1,441	-	-	-	6,929

Realized gain (loss)	20,588,652	34,342	1,815,705	1,234,504	1,119,630	1,441	842,924	117,722	27,785	(15,319)

Change in net unrealized appreciation/depreciation of investments	23,306,875	1,207,579	8,288,132	8,216,842	2,085,217	-	8,144,771	124,557	191,189	(105,656)

Net gain (loss) on investments	43,895,527	1,241,921	10,103,837	9,451,346	3,204,847	1,441	8,987,695	242,279	218,974	(120,975)

Net increase (decrease) in net assets resulting from operations	43,282,036	5,774,968	9,914,105	9,473,435	1,746,788	1,406,849	15,011,830	242,427	252,969	(73,114)

Capital transactions:
Transfer of net premiums	73,651,236	3,888,874	6,079,788	2,987,283	61,231,148	10,794,953	80,993,171	39,803	24,784	954,145
Transfers due to death benefits	(1,135,154)	(380,270)	(203,243)	(159,694)	(489,124)	(123,603)	(1,394,551)	(2,248)	-	(27,394)
Transfers due to annuity benefit payments	(6,795)	(1,663)	(127)	(1,615)	(2,345)	(23,280)	(30,911)	-	-	-
Transfers due to withdrawal of funds	(11,738,815)	(3,725,349)	(1,946,068)	(4,648,451)	(4,477,356)	(7,855,779)	(11,282,603)	(461,281)	(344,561)	(31,141)
Transfers due to loans, net of repayments	(20,997)	(7,887)	(428)	(2,095)	(13,726)	7,831	(1,585)	684	-	-
Transfers due to cost of insurance	(637,959)	(107,971)	(55,275)	(123,337)	(408,861)	(51,554)	(612,098)	-	-	(814)
Transfers due to contingent deferred sales charges	(2,638)	(923)	(791)	(1,957)	(1,027)	(1,399)	(2,450)	(156)	(526)	-
Transfers due to net charge (credit) to annuitant mortality fluctuation and mortality losses	(7,522)	326	(787)	325	(7,379)	(39,886)	(11,946)	-	-	-
Transfers between Sub-Accounts and to/from Fixed Account	(497,026)	1,394,040	6,144,845	(1,058,761)	2,234,736	2,250,899	10,349,430	(123,236)	81,480	1,038,803

Net increase (decrease) in net assets resulting from capital transactions	59,604,330	1,059,177	10,017,914	(3,008,302)	58,066,066	4,958,182	78,006,457	(546,434)	(238,823)	1,933,599

Total increase (decrease)	102,886,366	6,834,145	19,932,019	6,465,133	59,812,854	6,365,031	93,018,287	(304,007)	14,146	1,860,485

NET ASSETS, at beginning of the year	231,427,993	69,576,638	29,018,078	70,773,358	86,742,187	37,130,008	190,262,952	2,139,469	2,607,540	-

NET ASSETS, at end of the year	$334,314,359	$76,410,783	$48,950,097	$77,238,491	$146,555,041	$43,495,039	$283,281,239	$1,835,462	$2,621,686	$1,860,485

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

Notes To Financial Statements

1.	ORGANIZATION

Massachusetts Mutual Variable Annuity Separate Account 4 (“Separate Account 4”) is a separate investment account established on July 9, 1998.

Massachusetts Mutual Life Insurance Company (“MassMutual”) maintains eight segments within Separate Account 4, they are: Panorama Premier Segment, Panorama Passage® Segment, MassMutual Artistry Segment, MassMutual Transitions® Segment, MassMutual EvolutionSM Segment, MassMutual Transitions SelectSM Segment, MassMutual Equity EdgeSM and MassMutual RetireEase SelectSM.

Panorama Passage® Segment contracts may have one of two mortality and expense risk charges calculated on the daily value of the assets invested. Tier One is contracts issued prior to May 1, 2003 during the first through tenth contract year. For these contracts the mortality and expense risk charge is 1.34%, on an annual basis, of the daily net asset value. Tier Two is contracts issued on or after May 1, 2003 during the first through tenth contract year. For these contracts the mortality and expense risk charge is 1.50%, on an annual basis, of the daily net asset value.

MassMutual Transitions® Segment contracts are available in two versions: (1) the Transitions Custom Plan and (2) the Transitions Package Plan. The Transitions Custom Plan allows contract owners to custom build their own contract by adding additional contract features to the standard Transitions Custom Plan contract. The Transitions Package Plan consists of three distinct packages of contract features called Transitions Package Plan I, Transitions Package Plan II, and Transitions Package Plan III. The Transitions Custom Plan and the Transition Package Plans have one of four expense charges calculated as a percentage of daily average account value. These expense charges all include a mortality and expense risk charge and an administrative charge and may include a charge for an elected feature on the Transitions Custom Plan only. The Transitions Custom Plan has a mortality and expense risk charge of 0.80%, an administrative charge of 0.15%, and expense charges on various elected features: Basic Death Benefit (0.00%), Basic Death Benefit with 5% roll-up feature (0.40%), Basic Death Benefit with Annual Ratchet feature (0.25%), Nursing Home waiver (0.05%), Earnings Enhancement Benefit (0.15%-0.30%) or 15% Cumulative to 30% Free Withdrawal (0.15%). The administrative expense charge for Transitions Package Plan I, II and III is 0.15%. The mortality and expense risk charge is 0.80%, 1.15% and 1.40% for the Transitions Package Plan I, II and III, respectively.

MassMutual Evolution SM Segment contracts may have one of eight expense charges calculated on the daily value of the assets invested. These expense charges all include a mortality and expense risk charge (1.40%; 1.50% prior to September 1, 2006), an administrative charge (0.15%) and may include a charge for an elected feature. The eight expense charges vary depending on which feature or combinations of features have been chosen. These features are Basic Death Benefit (0.00%), Annual Ratchet Death Benefit (0.40%), Guaranteed Minimum Income Benefit (GMIB) (0.65%) or Guaranteed Minimum Accumulation Benefit (GMAB) (0.40% or, for contracts issued on or after September 1, 2006, 0.50%). Tier 1 is contracts with an election of Basic Death Benefit; Tier 2 is contracts issued before September 1, 2006 with an election of Basic Death Benefit and GMAB; Tier 3 is contracts with an election of Basic Death Benefit and GMIB; Tier 4 is contracts with an election of Annual Ratchet Death Benefit; Tier 5 is contracts issued before September 1, 2006 with an election of Annual Ratchet Death Benefit and GMAB; Tier 6 is contracts with an election of Annual Ratchet Death Benefit and GMIB; Tier 7 is contracts issued on or after September 1, 2006 with an election of Basic Death Benefit and GMAB; Tier 8 is contracts issued on or after September 1, 2006 with an election of Annual Ratchet Death Benefit and GMAB.

MassMutual Equity EdgeSM Segment contracts may have three mortality and expense risk charges (“M&E fees”) calculated on the daily value of the assets invested in the MML Equity Index sub-account. The charge is currently equal, on an annual basis, to the following percentages of the daily value of the assets: Tier One is 1.55% M&E fees based on an elected benefit period of five years, Tier Two is 1.45% M&E fees based on an elected benefit period of seven years and Tier Three is 1.20% M&E fees based on an elected benefit period of ten years. Also, the 1.20% M&E fee is applicable to the MML Money Market sub-account.

MassMutual RetireEase SelectSM Segment contracts may have one of two expense charges calculated on the daily value of the assets invested. These expense charges each include a mortality and expense risk charge of 1.10% and an administrative charge (0.15%). The two expense charges vary depending on whether the MassMutual Payment Protector feature has been chosen. If the feature is not elected, there is no additional charge. If the feature is elected there is an additional charge of 0.50%.

Notes To Financial Statements (Continued)

Separate Account 4 is registered as a unit investment trust pursuant to the Investment Company Act of 1940 (“the 1940 Act”).

The assets and liabilities of Separate Account 4 are clearly identified and distinguished from MassMutual’s other assets and liabilities. Separate Account 4 assets are not chargeable with liabilities arising out of any other business MassMutual may conduct.

2.	PRIOR PERIOD ADJUSTMENTS

In 2006, Separate Account 4 determined that it had incorrectly calculated the investment income ratio for MML Babson Enhanced Index Core Equity Sub-Account, MML Babson Inflation-Protected Bond Sub-Account, MML Oppenheimer Small Cap Equity Sub-Account and MML Oppenheimer Small Company Opportunities Sub-Account (collectively the “Sub-Accounts”) in certain prior periods presented. The financial highlights footnote has been restated for 2005 and 2004 to reflect the correct investment income ratios as shown in the table below:

Investment Income Ratio	2005	2004

MML Babson Enhanced Index Core Equity Sub-Account:
As previously reported	6.30%	1.45%
As restated	1.25%	1.45%

MML Babson Inflation-Protected Bond Sub-Account:
As previously reported	5.56%	5.09%
As restated	5.55%	4.51%

MML Oppenheimer Small Cap Equity Sub-Account:
As previously reported	5.18%	2.51%
As restated	0.26%	0.20%

MML Oppenheimer Small Company Opportunities Sub-Account:
As previously reported	12.37%	10.63%
As restated	-	-

This restatement had no impact on the Sub-Accounts’ previously reported net assets, net asset value per share or total return.

3.	INVESTMENT OF SEPARATE ACCOUNT 4’S ASSETS

The following investment funds/portfolios were replaced (name change) with other mutual funds or liquidated effective April 28, 2006, see Note 9. American Century Variable Portfolios, Inc., American Funds Insurance Series, Calvert Variable Series, Inc., Franklin Templeton Variable Insurance Products Trust, Janus Aspen Series, MFS® Variable Insurance Trust, Scudder Investment VIT Funds and T. Rowe Price Equity Series, Inc.

Separate Account 4 consists of forty-seven sub-accounts which invest in the following mutual funds of the same name unless stated otherwise:

AIM Variable Investment Funds (“AIM V.I.”), is an open-end, diversified, management company registered under the 1940 Act with three of its Funds available to Separate Account 4: AIM V.I. Financial Services Fund (Series I Shares) AIM V.I. Global Health Care Fund (Series I Shares) and AIM V.I. Technology Fund (Series I Shares). A I M Advisors, Inc. is the investment adviser to the Funds.

Fidelity® Variable Insurance Products Fund (“Fidelity VIP”) is an open-end management investment company registered under the 1940 Act with one of its Portfolios available to Separate Account 4: Fidelity® VIP Contrafund® Portfolio (Initial Class). Fidelity Management & Research Company (“FMR”) is the investment adviser to the Portfolios. FMR Co., Inc., a wholly-owned subsidiary of FMR, serves as sub-adviser to the Portfolios. The following affiliates also serve as sub-advisers assisting FMR with foreign investments for the Fidelity® VIP Contrafund® Portfolio (Initial Class), Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc., Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, and Fidelity Investments Japan Limited.

Notes To Financial Statements (Continued)

ING Variable Products Trust (“ING”) is an open-end, investment company registered under the 1940 Act with one of its Portfolios available to Separate Account contract owners: ING VP Real Estate Portfolio (Class S). ING Investments, LLC is the investment adviser to this Portfolio. ING Clarion Real Estate Securities L.P. has been engaged by ING Investments LLC to serve as sub-adviser to this Portfolio.

MML Series Investment Fund (“MML Trust”) is an open-end, investment company registered under the 1940 Act with all nineteen of its separate series (“MML Trust Funds”) available to Separate Account 4: MML Large Cap Growth Fund (the MML AllianceBernstein Large Cap Growth Sub-Account invests in this Fund), MML Income & Growth Fund (the MML American Century Income & Growth Sub-Account invests in this Fund), MML Mid Cap Value Fund (the MML American Century Mid Cap Value Sub-Account invests in this Fund), MML Asset Allocation Fund (the MML Capital Guardian Asset Allocation Sub-Account invests in this Fund), MML Growth & Income Fund (the MML Capital Guardian Growth & Income Sub-Account invests in this Fund), MML Large Cap Value Fund (the MML Davis Large Cap Value Sub-Account invests in this Fund), MML Emerging Growth Fund, MML Equity Index Fund (Class I), MML Small Cap Value Fund (the MML Goldman Sachs/AllianceBernstein Small Cap Value Sub-Account invests in this Fund) (prior to November 28, 2007, the Sub-Account was known as MML Goldman Sachs Small Cap Value Sub-Account), MML Concentrated Growth Fund (Classes I and II) (the MML Legg Mason Concentrated Growth Sub-Account invests in this Fund), MML NASDAQ-100® Fund1 (prior to November 30, 2007, this Fund was called MML OTC 100 Fund) (prior to November 30, 2007, the Sub-Account was known as MML OTC 100 Sub-Account), MML Global Fund (Classes I and II) (the MML Neuberger Berman Global Sub-Account invests in this Fund), MML Small Cap Index Fund, MML Blue Chip Growth Fund (the MML T. Rowe Price Blue Chip Growth Sub-Account invests in this Fund). MML Equity Income Fund (the MML T. Rowe Price Equity Income Sub-Account invests in this Fund), MML Growth Equity Fund (the MML T. Rowe Price Growth Equity Sub-Account invests in this Fund) (prior to November 28, 2007, the Sub-Account was known as MML GMO Growth Equity Sub-Account), MML Mid Cap Growth Fund (the MML T. Rowe Price Mid Cap Growth Sub-Account invests in this Fund), MML Foreign Fund (the MML Templeton Foreign Sub-Account invests in this Fund) and MML Small Cap Growth Equity Fund (the MML W&R/Wellington Small Cap Growth Equity Sub-Account invests in this Fund).

[1]

NASDAQ®, NASDAQ-100® and NASDAQ-100 Index® are trademarks of The NASDAQ Stock Market, Inc. (together with its affiliates, “NASDAQ”) and are licensed for use by the Fund. The Fund/Sub-Account has not been passed on by NASDAQ as to its legality or suitability. The Fund/Sub-Account is not issued, endorsed, sold or promoted by NASDAQ. NASDAQ makes no warranties and bears no liability with respect to The Fund/Sub-Account.

MassMutual serves as investment adviser to each of these MML Trust Funds pursuant to an investment management agreement.

MassMutual has entered into a sub-advisory agreement with AllianceBernstein L.P., to serve as the investment sub-adviser to the MML Large Cap Growth Fund. MassMutual has entered into a sub-advisory agreement with American Century Investment Management, Inc. (“American Century”) whereby American Century manages the investments of the MML Income & Growth Fund and MML Mid Cap Value Fund. MassMutual has entered into a sub-advisory agreement with Capital Guardian Trust Company (“Capital Guardian”) whereby Capital Guardian manages the investments of the MML Asset Allocation Fund and MML Growth & Income Fund. MassMutual has entered into a sub-advisory agreement with Davis Selected Advisers, L.P., to serve as the investment sub-adviser to the MML Large Cap Value Fund. MassMutual has entered into sub-advisory agreements with Delaware Management Company and Insight Capital Research & Management, Inc., to serve as the investment sub-adviser to the MML Emerging Growth Fund (prior to July 11, 2006, RS Investment Management, L.P. was the Funds’ investment sub-adviser). MassMutual has entered into a sub-advisory agreement with Northern Trust Investments, N.A. (“Northern Trust”) whereby Northern Trust manages the investments of the MML Equity Index Fund (Class I), MML NASDAQ-100® Fund and MML Small Cap Index Fund. MassMutual has entered into sub-advisory agreements with Goldman Sachs Asset Management, L.P. and AllianceBernstein L.P., to serve as the investment sub-advisers to the MML Small Cap Value Fund. MassMutual has entered into a sub-advisory agreement with Legg Mason Capital Management, Inc., to serve as the investment sub-adviser to the MML Concentrated Growth Fund (Classes I and II). MassMutual has entered into a sub-advisory agreement with Neuberger Berman Management, Inc., to serve as the investment sub-adviser to the MML Global Fund (Classes I and II). MassMutual has entered into a sub-advisory agreement with T. Rowe Price Associates, Inc. (“T. Rowe Price”) whereby T. Rowe Price manages the investments of the MML Blue Chip Growth Fund, MML Equity Income Fund, MML Growth Equity Fund (prior to November 28, 2007, Grantham, Mayo, Van Otterloo & Co. LLC was the Funds’ investment sub-adviser) and MML Mid Cap Growth Fund. MassMutual has entered into a sub-advisory agreement with Templeton Investment Counsel, LLC, to serve as the investment sub-adviser to the MML Foreign Fund. MassMutual has entered into sub-advisory agreements with Waddell & Reed Investment Management Company and Wellington Management Company, LLP pursuant to which each serves as the investment sub-adviser to the MML Small Cap Growth Equity Fund.

Notes To Financial Statements (Continued)

MML Series Investment Fund II (“MML II Trust”) is an open-end, investment company registered under the 1940 Act with all of its eight separate Series (“MML II Trust Funds”) available to Separate Account 4: MML Blend Fund (the MML Babson Blend Sub-Account invests in this Fund), MML Enhanced Index Core Equity Fund (the MML Babson Enhanced Index Core Equity Sub-Account invests in this Fund), MML Inflation-Protected Bond Fund (the MML Babson Inflation Protected Bond Sub-Account invests in this Fund), MML Managed Bond Fund (the MML Babson Managed Bond Sub-Account invests in this Fund), MML Money Market Fund, MML Small Cap Equity Fund (the MML Oppenheimer Small Cap Equity Sub-Account invests in this Fund), MML Small Company Opportunities Fund (The MML Oppenheimer Small Company Opportunities Sub-Account invests in this Fund) and MML Equity Fund (the MML Oppenheimer/Bernstein Equity Sub-Account invests in this Fund).

MassMutual serves as investment adviser to each of these MML II Trust Funds pursuant to an investment management agreement. MassMutual has entered into sub-advisory agreements with Babson Capital Management LLC (“Babson Capital”), a controlled subsidiary of MassMutual, pursuant to which Babson Capital serves as the investment sub-adviser to the MML Blend Fund, MML Enhanced Index Core Equity Fund, MML Inflation-Protected Bond Fund, MML Managed Bond Fund and MML Money Market Fund. MassMutual has entered into a sub-advisory agreement with OppenheimerFunds, Inc., a controlled subsidiary of MassMutual, to serve as the investment sub-adviser to the MML Small Cap Equity Fund and MML Small Company Opportunities Fund. MassMutual has entered into sub-advisory agreements with OppenheimerFunds, Inc., and AllianceBernstein L.P. pursuant to which each serves as the investment sub-adviser to the MML Equity Fund.

Oppenheimer Variable Account Funds (“Oppenheimer Funds”) is an open-end, management investment company registered under the 1940 Act with nine of its Funds available to Separate Account 4: Oppenheimer Balanced Fund/VA, Oppenheimer Capital Appreciation Fund/VA, Oppenheimer Core Bond Fund/VA, Oppenheimer Global Securities Fund/VA, Oppenheimer High Income Fund/VA, Oppenheimer Main Street Fund®/VA, Oppenheimer MidCap Fund/VA (prior to May 1, 2006, known as Oppenheimer Aggressive Growth Fund/VA), Oppenheimer Money Fund/VA, and Oppenheimer Strategic Bond Fund/VA. OppenheimerFunds, Inc., a controlled subsidiary of MassMutual, serves as investment adviser to these Oppenheimer Funds.

Panorama Series Fund, Inc. (“Panorama Fund”) is an open-end, management investment company registered under the 1940 Act with three of its Fund/Portfolios available to Separate Account 4: Oppenheimer International Growth Fund/VA, Panorama Growth Portfolio and Panorama Total Return Portfolio. OppenheimerFunds, Inc., a controlled subsidiary of MassMutual, serves as the investment adviser to the Fund/Portfolios.

PIMCO Variable Insurance Trust (“PIMCO”) is an open-end, investment company registered under the 1940 Act with one of its Portfolios available to Separate Account 4: PIMCO VIT CommodityRealReturn Strategy Portfolio (Advisor Class). Pacific Investment Management Company LLC is the investment adviser to this Portfolio.

In addition to the forty-seven sub-accounts, some contract owners may also allocate funds to the Fixed Account which is part of MassMutual’s general investment account. The general investment account is not registered as an investment company under the 1940 Act.

4.	SIGNIFICANT ACCOUNTING POLICIES AND NEW ACCOUNTING PRONOUNCEMENTS

The following is a summary of significant accounting policies followed by Separate Account 4 in preparation of the financial statements in conformity with U.S. generally accepted accounting principles (hereinafter referred to has “generally accepted accounting principles”).

A.	Investment Valuation

Investments in the investment sub-accounts are valued at the closing net asset value of each of the respective underlying Funds/Portfolios which value their investment securities at fair value.

B.	Accounting for Investments

Investment transactions are accounted for on a trade date basis and identified cost is the basis followed in determining the cost of investments sold for financial statement purposes. Dividend income and gains from realized gain distributions are recorded on the ex-dividend date, and they are generally reinvested in the underlying investment sub-accounts.

Notes To Financial Statements (Continued)

C.	Federal Income Taxes

MassMutual is taxed under federal law as a life insurance company under the provisions of the 1986 Internal Revenue Code, as amended. Separate Account 4 is part of MassMutual’s total operations and is not taxed separately. Separate Account 4 will not be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended. Under existing federal law, no taxes are payable on net investment income and net realized capital gains attributable to contracts which depend on Separate Account 4’s investment performance. Accordingly, no provision for federal income tax has been made. MassMutual may, however, make such a charge in the future if an unanticipated change of current law results in a company tax liability attributable to Separate Account 4.

D.	Contract Charges

See Note 8B for charges associated with the contracts.

E.	Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires that management make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F.	Loans

If the certificate is a tax-sheltered annuity (“TSA”), the participants may be able to take a loan under their certificate. All such loans must conform to the requirements of the Internal Revenue Code. There are limitations on the amount of the loan the participants can take, and there is a required loan repayment schedule. When a loan is made, Separate Account 4 transfers the amount of the loan to MassMutual, thereby decreasing both the investments and net assets of Separate Account 4 by an equal amount. The contract owner is charged interest on the outstanding loan amount based on the interest rate then in effect.

G.	Annuitant Mortality Fluctuation

Separate Account 4 maintains a reserve as required by regulatory authorities to provide for mortality losses incurred. The reserve is adjusted quarterly for mortality losses and gains and its proportionate share of changes in value. Transfers to or from MassMutual are then made quarterly to adjust Separate Account 4. Net transfers from Separate Account 4 to MassMutual totaled ($1,152,813) and $143,670 for the years ended December 31, 2007 and 2006, respectively. The reserve is subject to a maximum of 3% of Separate Account 4’s annuity reserves. Any mortality losses in excess of this reserve will be borne by MassMutual. The reserve is not available to owners of contracts except to the extent necessary to cover mortality losses under the contracts.

H.	Annuity Reserves

Annuity reserves are developed by using accepted actuarial methods and are computed using the 1994 MGD8 table, except for the MassMutual RetireEase Select SM Segment which uses the Annuity 2000 table.

I.	New Accounting Pronouncements

Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements”. In September 2006, the FASB issued SFAS 157 to provide consistency and comparability in determining fair value measurements and to provide for expanded disclosures about fair value measurements. The definition of fair value maintains the exchange price notion in earlier definitions of fair value but focuses on the exit price of the asset or liability. The exit price is the price that would be received to sell the asset or paid to transfer the liability adjusted for certain inherent risks and restrictions. Expanded disclosures are also required about the use of fair value to measure assets and liabilities. The effective date is for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Separate Account does not believe that adoption of SFAS 157 will have a material impact on the Separate Account’s financial position.

Staff Accounting Bulletin (“SAB”) No. 108. In September 2006, the SEC issued SAB No. 108 to provide guidance on the consideration of the effects of prior year misstatements in quantifying current year misstatements for the purpose of a materiality assessment. SAB No. 108 addresses the diversity in practice in quantifying financial statement misstatements and requires entities to quantify the effects of an identified unadjusted error on each financial statement and financial statement disclosure by considering the impact of prior year misstatements on the current year financial

Notes To Financial Statements (Continued)

statements. Initial application of SAB No. 108 allows entities to elect not to restate prior periods but to reflect the initial application in their annual financial statements covering the first fiscal year ending after November 15, 2006. The cumulative effect of the initial application is to be reported in the carrying amounts of assets and liabilities as of the beginning of that fiscal year, and the offsetting adjustment, net of tax, is to be made to the opening balance of net assets for that year. Entities will need to disclose the nature and amount of each item, when and how each error being corrected arose, and the fact that the errors were previously considered immaterial. Adoption of SAB No. 108 as of December 31, 2006 did not have a material effect on the Separate Account’s financial statements.

5.	RELATED PARTY TRANSACTIONS

A.	Sales Agreements

MML Distributors, LLC (“MML Distributors”), a wholly-owned subsidiary of MassMutual, serves as principal underwriter of the contract/certificates pursuant to an underwriting and servicing agreement among MML Distributors, MassMutual and Separate Account 4. MML Distributors is registered with the Securities and Exchange Commission (the “SEC”) as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority (the “FINRA”). MML Distributors may enter into selling agreements with other broker-dealers who are registered with the SEC and are members of the FINRA in order to sell the contract/certificates.

Pursuant to the underwriting and servicing agreements, commissions or other fees due to registered representatives for selling and servicing the contract/certificates are paid by MassMutual on behalf of MML Distributors. MML Distributors also receives compensation for its actions as underwriter of the contract/certificates.

B.	Receivable from/Payable to MassMutual

Certain fees such as cost of insurance fees and mortality and expense risk fees are charges paid between the General Account and Separate Account 4.

Notes To Financial Statements (Continued)

6.	PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2007 were as follows:

	AIM V.I. Financial Services Sub-Account	AIM V.I. Global Health Care Sub-Account	AIM V.I. Technology Sub-Account	Fidelity® VIP Contrafund® Sub-Account	ING VP Real Estate Sub-Account	MML AllianceBernstein Large Cap Growth Sub-Account	MML American Century Income & Growth Sub-Account	MML American Century Mid Cap Value Sub-Account	MML Babson Blend Sub-Account	MML Babson Enhanced Index Core Equity Sub-Account	MML Babson Inflation- Protected Bond Sub-Account	MML Babson Managed Bond Sub-Account

Cost of purchases	$1,832,442	$1,377,752	$2,052,587	$210,354,447	$6,350,362	$2,284,689	$8,599,356	$128,835,440	$5,456,824	$3,334,393	$121,317,648	$84,526,610
Proceeds from sales	(2,283,356)	(3,071,845)	(2,299,744)	(32,286,274)	(3,411,341)	(5,618,464)	(9,753,198)	(18,905,655)	(10,578,292)	(2,628,905)	(9,910,369)	(12,496,692)

	MML Capital Guardian Asset Allocation Sub-Account	MML Capital Guardian Growth & Income Sub-Account	MML Davis Large Cap Value Sub-Account	MML Emerging Growth Sub-Account	MML Equity Index Sub-Account	MML Goldman Sachs/ AllianceBernstein Small Cap Value Sub-Account	MML Legg Mason Concentrated Growth Sub-Account	MML Legg Mason Concentrated Growth Sub-Account	MML Money Market Sub-Account	MML NASDAQ-100® Sub-Account	MML Neuberger Berman Global Sub-Account	MML Neuberger Berman Global Sub-Account
							(Class II)	(Class I)			(Class II)	(Class I)
Cost of purchases	$24,737,442	$19,765,481	$82,406,070	$3,257,045	$14,678,947	$96,760,468	$1,104,758	$8,021,961	$485	$1,214,886	$633,717	$1,767,108
Proceeds from sales	(16,883,723)	(22,509,276)	(9,467,630)	(1,558,318)	(5,363,248)	(12,889,881)	(3,033,185)	(3,502,039)	(83)	(556,277)	(2,148,478)	(1,129,763)

	MML Oppenheimer Small Cap Equity Sub-Account	MML Oppenheimer Small Company Opportunities Sub-Account	MML Oppenheimer/ Bernstein Equity Sub-Account	MML Small Cap Index Sub-Account	MML T. Rowe Price Blue Chip Growth Sub-Account	MML T. Rowe Price Equity Income Sub-Account	MML T. Rowe Price Growth Equity Sub-Account	MML T. Rowe Price Mid Cap Growth Sub-Account	MML Templeton Foreign Sub-Account	MML W&R/Wellington Small Cap Growth Equity Sub-Account	Oppenheimer Balanced Sub-Account	Oppenheimer Capital Appreciation Sub-Account
Cost of purchases	$4,268,170	$15,382,043	$15,692,033	$4,893,783	$5,976,268	$110,736,194	$378,303	$20,494,304	$112,353,572	$73,739,701	$13,206,480	$96,900,987
Proceeds from sales	(3,812,361)	(5,986,375)	(4,816,078)	(5,232,979)	(6,244,916)	(15,292,563)	(1,104,395)	(13,906,025)	(20,417,857)	(11,805,943)	(6,693,636)	(34,740,700)

	Oppenheimer Core Bond Sub-Account	Oppenheimer Global Securities Sub-Account	Oppenheimer High Income Sub-Account	Oppenheimer International Growth Sub-Account	Oppenheimer Main Street Sub-Account	Oppenheimer MidCap Sub-Account	Oppenheimer Money Sub-Account	Oppenheimer Strategic Bond Sub-Account	Panorama Growth Sub-Account	Panorama Total Return Sub-Account	PIMCO VIT CommodityRealReturn Strategy Sub-Account
Cost of purchases	$1,626,754	$98,074,593	$15,886,741	$28,480,095	$5,422,518	$72,445,095	$49,846,252	$127,441,428	$212,675	$302,936	$3,468,598
Proceeds from sales	(4,096,211)	(31,878,355)	(9,676,100)	(6,571,063)	(11,583,358)	(13,382,236)	(38,295,141)	(12,938,613)	(678,475)	(875,381)	(1,263,239)

Notes To Financial Statements (Continued)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS

The changes in outstanding units for the two years ended December 31, 2007 were as follows:

December 31, 2007	AIM V.I. Financial Services Sub-Account	AIM V.I. Global Health Care Sub-Account	AIM V.I. Technology Sub-Account	Fidelity® VIP Contrafund® Sub-Account	ING VP Real Estate Sub-Account	MML AllianceBernstein Large Cap Growth Sub-Account	MML American Century Income & Growth Sub-Account	MML American Century Mid Cap Value Sub-Account	MML Babson Blend Sub-Account	MML Babson Enhanced Index Core Equity Sub-Account	MML Babson Inflation- Protected Bond Sub-Account	MML Babson Managed Bond Sub-Account

Units purchased	67,414	63,607	89,127	6,606,767	270,767	110,661	199,189	6,427,984	172,293	46,323	9,363,404	5,780,722
Units withdrawn	(33,678)	(96,740)	(134,919)	(1,196,490)	(35,239)	(273,373)	(348,749)	(970,247)	(502,590)	(98,320)	(1,258,608)	(1,175,973)
Units transferred between Sub-Accounts and to/from the Fixed Account	(89,655)	(73,109)	(79,193)	(947,199)	(39,834)	(119,705)	(129,197)	999,148	(197,512)	(20,865)	738,856	772,779

Net increase (decrease)	(55,919)	(106,242)	(124,985)	4,463,078	195,694	(282,417)	(278,757)	6,456,885	(527,809)	(72,862)	8,843,652	5,377,528

December 31, 2007 (Continued)	MML Capital Guardian Asset Allocation Sub-Account	MML Capital Guardian Growth & Income Sub-Account	MML Davis Large Cap Value Sub-Account	MML Emerging Growth Sub-Account	MML Equity Index Sub-Account	MML Goldman Sachs/ AllianceBernstein Small Cap Value Sub-Account	MML Legg Mason Concentrated Growth Sub-Account	MML Legg Mason Concentrated Growth Sub-Account	MML Money Market Sub-Account	MML NASDAQ-100® Sub-Account	MML Neuberger Berman Global Sub-Account	MML Neuberger Berman Global Sub-Account

							(Class II)	(Class I)			(Class II)	(Class I)
Units purchased	958,709	689,178	5,786,247	80,681	1,078,136	5,517,934	17,334	220,872	47	44,586	14,754	55,322
Units withdrawn	(781,813)	(768,333)	(672,695)	(40,427)	(193,766)	(582,604)	(183,320)	(66,401)	(1)	(31,652)	(143,857)	(34,409)
Units transferred between Sub-Accounts and to/from the Fixed Account	59,509	(492,454)	242,411	82,298	(53,539)	2,284,459	(20,316)	66,906	(7)	28,697	(50,878)	(6,019)

Net increase (decrease)	236,405	(571,609)	5,355,963	122,552	830,831	7,219,789	(186,302)	221,377	39	41,631	(179,981)	14,894

December 31, 2007 (Continued)	MML Oppenheimer Small Cap Equity Sub-Account	MML Oppenheimer Small Company Opportunities Sub-Account	MML Oppenheimer/ Bernstein Equity Sub-Account	MML Small Cap Index Sub-Account	MML T. Rowe Price Blue Chip Growth Sub-Account	MML T. Rowe Price Equity Income Sub-Account	MML T. Rowe Price Growth Equity Sub-Account	MML T. Rowe Price Mid Cap Growth Sub-Account	MML Templeton Foreign Sub-Account	MML W&R/Wellington Small Cap Growth Equity Sub-Account	Oppenheimer Balanced Sub-Account	Oppenheimer Capital Appreciation Sub-Account

Units purchased	102,772	235,624	375,148	130,172	269,686	6,773,229	21,516	739,204	6,402,734	4,836,298	272,751	8,089,636
Units withdrawn	(129,673)	(116,374)	(244,940)	(137,087)	(182,569)	(960,789)	(48,732)	(428,202)	(730,128)	(511,063)	(321,108)	(1,367,711)
Units transferred between Sub-Accounts and to/from the Fixed Account	(36,431)	(17,282)	245,811	(94,816)	(76,252)	383,192	(42,849)	196,619	(919,348)	(337,333)	166,025	(1,401,279)

Net increase (decrease)	(63,332)	101,968	376,019	(101,731)	10,865	6,195,632	(70,065)	507,621	4,753,258	3,987,902	117,668	5,320,646

December 31, 2007 (Continued)	Oppenheimer Core Bond Sub-Account	Oppenheimer Global Securities Sub-Account	Oppenheimer High Income Sub-Account	Oppenheimer International Growth Sub-Account	Oppenheimer Main Street Sub-Account	Oppenheimer MidCap Sub-Account	Oppenheimer Money Sub-Account	Oppenheimer Strategic Bond Sub-Account	Panorama Growth Sub-Account	Panorama Total Return Sub-Account	PIMCO VIT CommodityRealReturn Strategy Sub-Account

Units purchased	9,685	5,115,833	347,646	739,773	305,252	5,505,509	1,060,889	8,584,618	4,513	3,929	101,882
Units withdrawn	(193,634)	(1,188,424)	(416,165)	(197,662)	(531,129)	(746,715)	(1,446,264)	(1,462,780)	(29,340)	(35,659)	(18,677)
Units transferred between Sub-Accounts and to/from the Fixed Account	(15,158)	(558,528)	239,152	627,331	(270,945)	108,582	1,286,038	1,155,731	(5,529)	(10,544)	120,588

Net increase (decrease)	(199,107)	3,368,881	170,633	1,169,442	(496,822)	4,867,376	900,663	8,277,569	(30,356)	(42,274)	203,793

Notes To Financial Statements (Continued)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

December 31, 2006	AIM V.I. Financial Services Sub-Account	AIM V.I. Global Health Care Sub-Account	AIM V.I. Technology Sub-Account	Calvert Social Balanced Sub-Account	Fidelity® VIP Contrafund® Sub-Account	Fidelity® VIP Growth Opportunities Sub-Account	ING VP Real Estate Sub-Account	Janus Aspen Balanced Sub-Account	Janus Aspen Balanced Sub-Account	MFS® Investors Trust Sub-Account	MFS® New Discovery Sub-Account
								(Institutional)	(Service)

Units purchased	27,640	96,497	51,865	39,860	6,169,124	1,022	161,288	5,754	67,007	10,208	22,355
Units withdrawn	(45,309)	(109,632)	(73,667)	(16,469)	(941,340)	(10,149)	(6,218)	(23,158)	(37,822)	(15,515)	(10,148)
Units transferred between Sub-Accounts and to/from the Fixed Account	15,626	(32,183)	7,766	(907,087)	645,318	(277,833)	294,352	(1,219,703)	(2,215,402)	(943,383)	(911,989)

Net increase (decrease)	(2,043)	(45,318)	(14,036)	(883,696)	5,873,102	(286,960)	449,422	(1,237,107)	(2,186,217)	(948,690)	(899,782)

December 31, 2006 (Continued)	MML AllianceBernstein Large Cap Growth Sub-Account	MML American Century Income & Growth Sub-Account	MML American Century Mid Cap Value Sub-Account	MML Babson Blend Sub-Account	MML Babson Enhanced Index Core Equity Sub-Account	MML Babson Inflation- Protected Bond Sub-Account	MML Babson Managed Bond Sub-Account	MML Capital Guardian Asset Allocation Sub-Account	MML Capital Guardian Growth & Income Sub-Account	MML Davis Large Cap Value Sub-Account	MML Emerging Growth Sub-Account

Units purchased	244,505	209,402	5,721,472	220,031	75,757	8,115,350	5,354,920	924,238	987,236	5,044,733	49,451
Units withdrawn	(251,315)	(356,147)	(645,836)	(683,247)	(93,886)	(794,775)	(911,487)	(594,624)	(622,205)	(424,342)	(29,697)
Units transferred between Sub-Accounts and to/from the Fixed Account	(132,321)	(145,383)	(206,252)	3,305,883	899,170	187,229	230,160	1,343,475	(35,599)	198,113	(13,600)

Net increase (decrease)	(139,131)	(292,128)	4,869,384	2,842,667	881,041	7,507,804	4,673,593	1,673,089	329,432	4,818,504	6,154

December 31, 2006 (Continued)	MML Equity Index Sub-Account	MML GMO Growth Equity Sub-Account	MML Goldman Sachs Small Cap Value Sub-Account	MML Legg Mason Concentrated Growth Sub-Account	MML Legg Mason Concentrated Growth Sub-Account	MML Neuberger Berman Global Sub-Account	MML Neuberger Berman Global Sub-Account	MML OTC 100 Sub-Account	MML Oppenheimer Small Cap Equity Sub-Account	MML Oppenheimer Small Company Opportunities Sub-Account	MML Oppenheimer/ Bernstein Equity Sub-Account
				(Class II)	(Class I)	(Class II)	(Class I)

Units purchased	1,354,583	57,764	4,385,131	24,138	123,260	24,228	77,128	47,761	114,244	274,843	222,545
Units withdrawn	(206,204)	(63,221)	(334,833)	(149,429)	(56,187)	(136,306)	(26,132)	(27,065)	(109,112)	(99,751)	(253,466)
Units transferred between Sub-Accounts and to/from the Fixed Account	(92,107)	(1,660)	186,992	(60,501)	(110,174)	(46,579)	4,322	13,513	(31,282)	87,666	(4,654)

Net increase (decrease)	1,056,272	(7,117)	4,237,290	(185,792)	(43,101)	(158,657)	55,318	34,209	(26,150)	262,758	(35,575)

Notes To Financial Statements (Continued)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

December 31, 2006 (Continued)	MML Small Cap Index Sub-Account	MML T. Rowe Price Blue Chip Growth Sub-Account	MML T. Rowe Price Equity Income Sub-Account	MML T. Rowe Price Mid Cap Growth Sub-Account	MML Templeton Foreign Sub-Account	MML W&R/Wellington Small Cap Growth Equity Sub-Account	Oppenheimer Balanced Sub-Account	Oppenheimer Capital Appreciation Sub-Account	Oppenheimer Core Bond Sub-Account	Oppenheimer Global Securities Sub-Account

Units purchased	132,642	304,353	6,147,465	406,382	5,928,967	4,144,750	206,780	7,521,102	15,337	5,116,278
Units withdrawn	(109,145)	(147,946)	(656,508)	(355,871)	(479,276)	(287,441)	(268,202)	(878,303)	(164,664)	(876,934)
Units transferred between Sub-Accounts and to/from the Fixed Account	735,002	109,383	165,505	(61,376)	(157,959)	387,937	(72,491)	226,715	(30,239)	(17,726)

Net increase (decrease)	758,499	265,790	5,656,462	(10,865)	5,291,732	4,245,246	(133,913)	6,869,514	(179,566)	4,221,618

December 31, 2006 (Continued)	Oppenheimer High Income Sub-Account	Oppenheimer International Growth Sub-Account	Oppenheimer Main Street Sub-Account	Oppenheimer MidCap Sub-Account	Oppenheimer Money Sub-Account	Oppenheimer Strategic Bond Sub-Account	Panorama Growth Sub-Account	Panorama Total Return Sub-Account	PIMCO CommodityRealReturn Strategy Sub-Account

Units purchased	339,788	402,669	255,312	4,670,401	1,067,704	7,370,010	3,798	1,905	97,673
Units withdrawn	(327,184)	(131,856)	(445,450)	(462,598)	(773,214)	(1,074,676)	(35,721)	(25,656)	(6,183)
Units transferred between Sub-Accounts and to/from the Fixed Account	119,701	376,204	(98,987)	161,949	212,286	848,828	(9,346)	5,042	106,113

Net increase (decrease)	132,305	647,017	(289,125)	4,369,752	506,776	7,144,162	(41,269)	(18,709)	197,603

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS

A.	A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios (excluding expenses of the underlying funds) and total return ratios for each of the five years in the period ended December 31, 2007 follows:

	At December 31,			For the Years Ended December 31,
	Units	Unit Value[3] (Lowest to Highest)	Net Assets	Investment Income Ratio[1]	Expense Ratio[2] (Lowest to Highest)	Total Return[3] (Lowest to Highest)
AIM V.I. Financial Services Sub-Account
2007	421,105	$8.79 to $10.81	$4,573,550	1.59%	0.95% to 2.60%	(24.23)% to (22.96)%
2006	477,024	11.60 to 14.04	6,754,244	1.63	0.95 to 2.60	14.12 to 15.34
2005	479,067	10.23 to 12.17	5,982,298	1.39	0.95 to 2.70	3.02 to 4.91
2004	476,787	9.93 to 11.60	5,721,106	0.82	0.95 to 2.80	(0.72) to 7.65
2003	356,911	10.47 to 11.94	4,046,982	0.67	0.96 to 1.49	22.00 to 28.42

AIM V.I. Global Health Care Sub-Account
2007	1,215,264	11.64 to 13.93	16,492,387	-	0.95 to 2.60	8.97 to 10.79
2006	1,321,506	10.68 to 12.57	16,239,212	-	0.95 to 2.60	3.14 to 4.24
2005	1,366,824	10.43 to 12.06	16,151,858	-	0.95 to 2.70	5.20 to 7.13
2004	1,271,343	9.91 to 11.26	14,053,380	-	0.95 to 2.80	(0.89) to 6.55
2003	892,840	8.88 to 10.57	9,228,958	-	0.95 to 1.65	18.21 to 26.53

AIM V.I. Technology Sub-Account
2007	1,017,973	11.04 to 11.79	8,862,194	-	0.95 to 2.60	4.92 to 6.68
2006	1,142,958	10.52 to 11.06	8,486,976	-	0.95 to 2.60	8.28 to 9.44
2005	1,156,994	9.78 to 10.10	7,815,147	-	0.95 to 2.70	(0.61) to 1.21
2004	1,278,112	9.84 to 9.98	7,984,172	-	0.95 to 2.80	(1.59) to 3.64
2003	1,061,897	2.55 to 9.63	5,072,909	-	0.95 to 1.55	31.91 to 43.96

Calvert Social Balanced Sub-Account
2007	-	-	-	-	-	-
2006	-	-	-	-	0.95 to 2.60	(2.02) to (1.60)
2005	883,696	10.54 to 12.07	10,265,108	1.93	0.95 to 2.70	2.77 to 4.65
2004	771,332	10.26 to 11.53	8,570,473	2.25	0.95 to 2.80	2.55 to 7.23
2003	412,869	8.64 to 10.75	4,206,977	3.27	0.95 to 1.65	13.77 to 18.16

Fidelity® VIP Contrafund® Sub-Account
2007	24,982,196	15.29 to 18.98	444,382,464	1.04	0.95 to 2.60	14.56 to 16.47
2006	20,519,118	13.35 to 16.29	319,861,109	1.35	0.95 to 2.60	9.49 to 10.66
2005	14,646,016	12.27 to 14.72	213,248,552	0.24	0.95 to 2.70	13.75 to 15.83
2004	9,266,749	10.79 to 12.71	122,073,857	0.27	0.95 to 2.80	7.86 to 14.39
2003	5,331,639	9.11 to 13.93	63,656,626	0.33	0.95 to 1.55	23.99 to 27.29

Fidelity® VIP Growth Opportunities Sub-Account
2007	-	-	-	-	-	-
2006	-	-	-	0.58	1.18 to 1.65	(6.80) to (6.64)
2005	286,960	8.02 to 8.08	2,264,976	0.89	1.18 to 1.65	7.09 to 7.59
2004	362,581	7.45 to 7.55	2,666,147	0.48	1.18 to 1.65	5.31 to 5.80
2003	409,105	6.90 to 7.17	2,850,316	0.63	1.18 to 1.65	21.00 to 28.14

ING VP Real Estate Sub-Account
2007	645,116	9.88 to 10.16	6,525,493	2.68	0.95 to 2.60	(18.50) to (17.13)
2006	449,422	12.12 to 12.26	5,501,414	1.51	0.95 to 2.60	21.73 to 22.58

Janus Aspen Balanced Sub-Account (Institutional)
2007	-	-	-	-	-	-
2006	-	-	-	-	1.18 to 1.65	(3.85) to (3.68)
2005	1,237,107	10.59 to 10.70	13,221,652	2.27	1.18 to 1.65	6.19 to 6.69
2004	1,322,321	9.98 to 10.03	13,275,484	2.22	1.18 to 1.65	6.75 to 7.25
2003	1,426,417	9.35 to 9.39	13,381,127	2.23	1.18 to 1.49	9.30 to 12.71

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,			For the Years Ended December 31,
	Units	Unit Value[3] (Lowest to Highest)	Net Assets	Investment Income Ratio[1]		Expense Ratio[2] (Lowest to Highest)	Total Return[3] (Lowest to Highest)
Janus Aspen Balanced Sub-Account (Service)
2007	-	$-	$-	-%		-%	-%
2006	-	-	-	-		0.95 to 2.60	(3.84) to (3.44)
2005	2,186,217	10.84 to 11.97	26,087,057	2.12		0.95 to 2.70	4.72 to 6.65
2004	2,018,462	10.35 to 11.22	22,640,826	2.46		0.95 to 2.80	3.54 to 7.27
2003	1,532,170	10.36 to 10.46	16,028,833	2.29		0.95 to 1.55	12.03 to 12.62

MFS® Investors Trust Sub-Account
2007	-	-	-	-		-	-
2006	-	-	-	0.49		0.95 to 2.60	(3.65) to (3.24)
2005	948,690	10.99 to 11.85	10,283,345	0.55		0.95 to 2.70	4.39 to 6.30
2004	965,337	10.53 to 11.15	9,781,354	0.60		0.95 to 2.80	5.31 to 10.30
2003	792,632	8.04 to 10.11	7,105,877	0.60		0.95 to 1.55	20.21 to 20.93

MFS® New Discovery Sub-Account
2007	-	-	-	-		-	-
2006	-	-	-	-		0.95 to 2.60	(2.72) to (2.31)
2005	899,782	10.01 to 11.29	10,313,531	-		0.95 to 2.70	2.37 to 4.25
2004	811,631	9.78 to 10.83	8,874,970	-		0.95 to 2.80	(2.18) to 5.51
2003	306,095	10.16 to 12.79	3,181,709	-		0.95 to 1.55	27.49 to 32.40

MML AllianceBernstein Large Cap Growth Sub-Account
2007	3,067,845	11.14 to 12.68	36,744,265	0.15		0.95 to 2.60	10.64 to 12.49
2006	3,350,262	10.06 to 11.28	35,461,179	0.19		0.95 to 2.60	2.78 to 3.88
2005	3,489,393	9.86 to 10.85	35,275,200	0.38		0.95 to 2.70	2.79 to 4.68
2004	3,528,328	9.59 to 10.37	33,560,836	0.13		0.95 to 2.80	(4.11) to 2.29
2003	2,339,859	6.07 to 10.14	20,768,442	0.14		0.95 to 1.55	24.47 to 31.49

MML American Century Income & Growth Sub-Account
2007	4,332,678	11.79 to 14.05	60,683,889	1.54		0.95 to 2.60	(3.33) to (1.71)
2006	4,611,435	12.20 to 14.29	66,137,162	1.56		0.95 to 2.60	14.77 to 16.00
2005	4,903,563	10.70 to 12.32	60,951,317	1.96		0.95 to 2.70	1.78 to 3.64
2004	4,824,405	10.51 to 11.89	58,322,153	1.29		0.95 to 2.80	5.11 to 11.92
2003	3,707,808	8.23 to 11.68	40,468,515	1.08		0.95 to 1.65	23.54 to 28.12

MML American Century Mid Cap Value Sub-Account
2007	22,968,655	11.77 to 14.51	304,239,202	1.19		0.95 to 2.60	(4.84) to (3.25)
2006	16,511,770	12.37 to 15.00	232,172,827	1.18		0.95 to 2.60	13.81 to 15.77
2005	11,642,386	10.87 to 12.96	146,605,421	0.74		0.95 to 2.70	2.17 to 4.04
2004	6,973,450	10.64 to 12.45	89,673,643	0.83		0.95 to 2.80	6.37 to 13.25
2003	4,190,293	10.89 to 14.15	49,088,948	0.79		0.95 to 1.65	24.07 to 27.70

MML Babson Blend Sub-Account
2007	5,157,806	11.74 to 13.72	65,030,667	3.01		0.95 to 2.60	3.17 to 4.90
2006	5,685,615	11.38 to 13.08	68,228,655	2.82		0.95 to 2.60	9.55 to 10.72
2005	2,842,948	10.46 to 11.82	29,995,757	2.73		0.95 to 2.70	1.81 to 3.68
2004	2,936,037	10.27 to 11.40	29,825,259	2.72		0.95 to 2.80	2.71 to 7.65
2003	2,541,651	8.72 to 10.59	23,757,649	2.68		0.95 to 1.65	13.05 to 17.63

MML Babson Enhanced Index Core Equity Sub-Account
2007	1,208,767	12.24 to 14.14	16,480,282	1.26		0.95 to 2.60	1.72 to 3.42
2006	1,281,629	12.03 to 13.67	16,863,309	1.44		0.95 to 2.60	13.84 to 15.06
2005	400,588	10.64 to 11.88	4,690,219	1.25	[4]	0.95 to 2.70	2.63 to 4.51
2004	421,533	10.36 to 11.37	4,718,945	1.45	[4]	0.95 to 2.80	3.64 to 9.84
2003	382,329	8.84 to 10.35	3,805,106	1.44		0.95 to 1.55	20.36 to 25.93

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,			For the Years Ended December 31,
	Units	Unit Value[3] (Lowest to Highest)	Net Assets	Investment Income Ratio[1]		Expense Ratio[2] (Lowest to Highest)	Total Return[3] (Lowest to Highest)
MML Babson Inflation-Protected Bond Sub-Account
2007	28,086,368	$10.26 to $11.73	$306,631,484	4.41%		0.95% to 2.60%	4.74% to 6.49%
2006	19,242,716	9.80 to 11.02	199,161,043	3.97		0.95 to 2.60	(1.68) to 0.02
2005	11,734,912	9.96 to 11.02	123,452,124	5.55	[4]	0.95 to 2.70	(1.15) to 0.66
2004	4,519,520	10.08 to 10.94	48,866,901	4.51	[4]	0.95 to 2.80	0.79 to 5.24
2003	1,044,765	10.35 to 10.40	10,856,137	2.25		0.95 to 1.65	3.50 to 3.99

MML Babson Managed Bond Sub-Account
2007	22,737,302	10.54 to 12.66	264,437,684	5.33		0.95 to 2.60	4.34 to 6.09
2006	17,359,774	10.10 to 11.93	193,580,916	4.79		0.95 to 2.60	1.38 to 3.13
2005	12,686,181	9.97 to 11.57	140,857,326	5.06		0.95 to 2.70	(0.43) to 1.39
2004	7,728,398	10.01 to 11.41	88,499,738	4.09		0.95 to 2.80	0.11 to 3.48
2003	4,914,339	10.92 to 12.92	55,361,694	5.82		0.95 to 1.65	1.59 to 4.63

MML Capital Guardian Asset Allocation Sub-Account
2007	11,448,765	11.78 to 15.17	166,071,935	2.41		0.95 to 2.60	(1.47) to 0.18
2006	11,212,360	11.96 to 15.14	164,094,352	0.89		0.95 to 2.60	11.01 to 12.20
2005	9,539,271	10.84 to 13.49	125,889,659	2.39		0.95 to 2.70	6.16 to 8.11
2004	7,586,230	10.21 to 12.48	94,120,425	2.71		0.95 to 2.80	2.11 to 7.32
2003	2,550,838	11.58 to 11.63	29,648,828	4.44		0.95 to 1.65	15.75 to 16.29

MML Capital Guardian Growth & Income Sub-Account
2007	12,692,336	11.04 to 15.51	187,371,298	1.16		0.95 to 2.60	(2.91) to (1.28)
2006	13,263,945	11.37 to 15.71	199,848,549	0.38		0.95 to 2.60	7.88 to 9.04
2005	12,934,513	10.61 to 14.40	181,018,866	1.41		0.95 to 2.70	2.94 to 4.83
2004	10,653,909	10.31 to 13.74	145,177,779	1.22		0.95 to 2.80	3.09 to 9.33
2003	3,389,659	12.51 to 12.57	42,584,763	1.97		0.95 to 1.65	25.09 to 25.68

MML Davis Large Cap Value Sub-Account
2007	16,784,511	12.37 to 15.36	231,842,648	1.15		0.95 to 2.60	1.54 to 3.24
2006	11,428,548	12.19 to 14.87	154,636,221	0.85		0.95 to 2.60	11.26 to 13.18
2005	6,610,044	10.95 to 13.14	80,447,040	0.99		0.95 to 2.70	6.30 to 8.26
2004	2,944,579	10.30 to 12.14	34,093,972	1.00		0.95 to 2.80	3.05 to 10.79
2003	1,498,680	9.04 to 10.96	15,562,982	1.09		0.95 to 1.55	24.44 to 28.31

MML Emerging Growth Sub-Account
2007	762,869	12.20 to 14.23	9,856,385	-		0.95 to 2.60	14.78 to 16.70
2006	640,317	10.63 to 12.20	7,020,513	-		0.95 to 2.60	3.22 to 4.32
2005	634,163	10.37 to 11.69	6,618,205	-		0.95 to 2.70	(1.81) to 0.00
2004	600,477	10.56 to 11.69	6,153,027	-		0.95 to 2.80	5.58 to 13.58
2003	347,378	4.87 to 10.29	2,898,371	-		0.95 to 1.55	38.55 to 44.59

MML Equity Index Sub-Account
2007	4,117,098	12.11 to 14.03	49,728,182	1.66		0.95 to 2.60	2.42 to 4.13
2006	3,286,267	11.82 to 13.47	38,936,902	1.90		0.95 to 2.60	13.00 to 14.21
2005	2,229,995	10.53 to 11.80	23,996,081	1.44		0.95 to 2.70	1.68 to 3.55
2004	2,277,191	10.36 to 11.39	23,534,883	1.93		0.95 to 2.80	3.57 to 9.38
2003	1,717,538	7.38 to 10.42	15,659,873	1.70		0.95 to 1.65	21.09 to 26.86

MML Goldman Sachs/AllianceBernstein Small Cap Value Sub-Account
2007	17,661,609	11.26 to 16.81	224,107,240	1.09		0.95 to 2.60	(20.42) to (19.09)
2006	10,441,820	14.15 to 20.78	171,008,074	0.47		0.95 to 2.60	16.72 to 18.73
2005	6,204,530	12.12 to 17.50	90,515,290	0.72		0.95 to 2.70	5.80 to 7.74
2004	2,343,925	11.46 to 16.25	36,483,476	0.15		0.95 to 2.80	14.56 to 22.58
2003	439,549	13.19 to 13.25	5,822,537	0.02		1.18 to 1.55	31.91 to 32.53

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,			For the Years Ended December 31,
	Units	Unit Value[3] (Lowest to Highest)	Net Assets	Investment Income Ratio[1]		Expense Ratio[2] (Lowest to Highest)	Total Return[3] (Lowest to Highest)
MML Legg Mason Concentrated Growth Sub-Account (Class II)
2007	843,845	$9.82 to $13.24	$11,023,401	0.25%		1.18% to 1.65%	13.30% to 13.84%
2006	1,030,147	8.63 to 11.69	11,867,829	0.07		1.18 to 1.65	4.15 to 4.64
2005	1,215,939	8.25 to 11.22	13,465,014	0.21		1.18 to 1.65	11.01 to 11.53
2004	1,343,212	7.39 to 10.11	13,378,278	0.25		1.18 to 1.65	16.30 to 16.84
2003	1,482,601	6.33 to 8.70	12,693,141	0.48		1.18 to 1.49	16.66 to 19.12

MML Legg Mason Concentrated Growth Sub-Account (Class I)
2007	1,501,248	13.89 to 16.20	23,870,614	0.24		0.95 to 2.60	12.07 to 13.94
2006	1,279,871	12.39 to 14.22	18,029,603	0.04		0.95 to 2.60	3.62 to 4.73
2005	1,322,972	12.04 to 13.58	17,871,303	0.01		0.95 to 2.70	9.49 to 11.50
2004	1,012,358	10.99 to 12.18	12,320,282	0.03		0.95 to 2.80	9.93 to 16.85
2003	711,254	10.32 to 10.42	7,410,941	0.29		0.95 to 1.55	18.39 to 19.11

MML Money Market Sub-Account
2007	39	10.20	401	1.97		1.25	1.96

MML NASDAQ-100® Sub-Account
2007	280,105	4.93 to 12.60	2,465,299	0.03		1.18 to 2.60	15.64 to 17.31
2006	238,474	4.20 to 10.89	1,545,165	0.06		1.18 to 2.60	5.03 to 5.53
2005	204,265	3.98 to 10.48	1,081,814	0.05		1.18 to 2.70	(1.47) to 0.11
2004	245,790	3.98 to 10.63	991,583	0.59		1.18 to 2.80	6.34 to 9.07
2003	291,864	3.58 to 3.64	1,050,328	-		1.18 to 1.65	30.50 to 46.89

MML Neuberger Berman Global Sub-Account (Class II)
2007	818,512	7.01 to 9.76	8,117,793	1.42		1.18 to 1.65	2.04 to 2.53
2006	998,493	6.84 to 9.57	9,698,741	0.52		1.18 to 1.65	10.51 to 11.03
2005	1,157,150	6.16 to 8.66	10,167,991	1.35		1.18 to 1.65	4.14 to 4.63
2004	1,341,424	5.89 to 8.31	11,305,731	1.00		1.18 to 1.65	3.06 to 3.55
2003	1,519,248	5.69 to 8.22	12,394,356	1.14		1.18 to 1.49	22.14 to 24.11

MML Neuberger Berman Global Sub-Account (Class I)
2007	838,949	11.02 to 11.97	10,156,834	1.50		0.95 to 2.60	0.90 to 2.58
2006	824,055	10.92 to 11.67	9,701,844	0.56		0.95 to 2.60	9.99 to 11.16
2005	768,737	10.00 to 10.49	8,093,419	1.26		0.95 to 2.70	2.69 to 4.57
2004	694,847	9.73 to 10.04	6,971,516	1.03		0.95 to 2.80	(2.66) to 3.54
2003	446,172	9.60 to 9.69	4,323,589	0.99		0.95 to 1.55	21.83 to 22.53

MML Oppenheimer Small Cap Equity Sub-Account
2007	1,360,458	10.94 to 13.40	18,882,881	0.72		0.95 to 2.60	(3.75) to (2.14)
2006	1,423,790	11.37 to 13.70	20,465,774	0.40		0.95 to 2.60	8.30 to 9.45
2005	1,449,940	10.56 to 12.51	19,393,351	0.26	[4]	0.95 to 2.70	(2.93) to (1.15)
2004	1,398,499	10.88 to 12.66	19,254,272	0.20	[4]	0.95 to 2.80	8.84 to 15.26
2003	1,006,985	10.88 to 14.00	12,456,383	0.23		0.95 to 1.65	24.38 to 30.12

MML Oppenheimer Small Company Opportunities Sub-Account
2007	2,317,502	12.13 to 16.67	36,727,175	-		0.95 to 2.60	(9.48) to (7.97)
2006	2,215,534	13.40 to 18.11	38,833,150	-		0.95 to 2.60	13.14 to 14.36
2005	1,952,776	11.92 to 15.84	30,510,137	-	[4]	0.95 to 2.70	7.93 to 9.91
2004	1,629,066	11.04 to 14.41	23,658,549	-	[4]	0.95 to 2.80	10.41 to 17.69
2003	795,521	12.13 to 13.99	9,969,096	7.99		0.95 to 1.65	35.91 to 40.89

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,			For the Years Ended December 31,
	Units	Unit Value[3] (Lowest to Highest)	Net Assets	Investment Income Ratio[1]	Expense Ratio[2] (Lowest to Highest)	Total Return[3] (Lowest to Highest)
MML Oppenheimer/Bernstein Equity Sub-Account
2007	2,865,652	$12.68 to $14.85	$37,531,546	2.23%	0.95% to 2.60%	1.32% to 3.02%
2006	2,489,633	12.51 to 14.41	30,950,857	1.47	0.95 to 2.60	15.65 to 16.89
2005	2,525,208	10.89 to 12.33	26,606,371	1.93	0.95 to 2.70	0.31 to 2.15
2004	2,511,303	10.86 to 12.07	25,478,188	2.31	0.95 to 2.80	8.56 to 14.75
2003	2,141,812	7.53 to 10.52	18,153,315	2.04	0.95 to 1.65	22.33 to 26.29

MML Small Cap Index Sub-Account
2007	2,477,717	11.87 to 15.35	37,554,231	0.83	0.95 to 2.60	(3.13) to (1.51)
2006	2,579,448	12.26 to 15.59	39,925,340	0.51	0.95 to 2.60	12.92 to 14.12
2005	1,820,949	10.93 to 13.66	24,881,906	0.63	0.95 to 2.70	1.42 to 3.28
2004	1,604,276	10.77 to 13.22	21,464,053	0.37	0.95 to 2.80	7.74 to 16.64
2003	783,593	10.73 to 12.78	9,126,985	0.63	0.95 to 1.65	38.67 to 44.98

MML T. Rowe Price Blue Chip Growth Sub-Account
2007	3,421,574	12.30 to 14.45	49,128,660	0.43	0.95 to 2.60	9.76 to 11.59
2006	3,410,709	11.21 to 12.95	44,037,484	0.13	0.95 to 2.60	7.28 to 8.43
2005	3,144,919	10.52 to 11.94	37,598,724	0.12	0.95 to 2.70	3.05 to 4.94
2004	2,722,668	10.21 to 11.38	31,078,953	0.79	0.95 to 2.80	2.05 to 7.66
2003	1,207,195	10.47 to 11.99	12,807,065	0.24	0.95 to 1.55	19.49 to 27.48

MML T. Rowe Price Equity Income Sub-Account
2007	24,181,814	12.60 to 14.73	338,383,989	1.78	0.95 to 2.60	0.46 to 2.15
2006	17,986,182	12.54 to 14.42	249,536,405	0.75	0.95 to 2.60	15.89 to 17.89
2005	12,329,720	10.82 to 12.23	147,375,797	1.71	0.95 to 2.70	1.09 to 2.94
2004	6,627,759	10.71 to 11.88	78,811,146	1.79	0.95 to 2.80	7.07 to 13.83
2003	2,686,161	10.34 to 12.20	28,185,183	2.00	0.95 to 1.55	21.57 to 25.18

MML T. Rowe Price Growth Equity Sub-Account
2007	603,905	10.01 to 10.95	6,197,809	0.50	0.95 to 2.60	1.70 to 3.40
2006	673,970	9.84 to 10.59	6,662,047	0.48	0.95 to 2.60	(0.12) to 0.95
2005	681,087	9.92 to 10.49	6,569,761	0.42	0.95 to 2.70	1.04 to 2.90
2004	696,634	9.82 to 10.20	6,458,309	0.54	0.95 to 2.80	(1.84) to 3.89
2003	546,060	5.49 to 9.82	4,639,923	0.03	0.95 to 1.55	14.81 to 21.78

MML T. Rowe Price Mid Cap Growth Sub-Account
2007	6,447,257	11.28 to 17.92	115,684,666	0.09	0.95 to 2.60	13.87 to 15.78
2006	5,939,636	9.90 to 15.48	98,326,511	-	0.95 to 2.60	5.01 to 5.75
2005	5,950,501	14.64 to 17.27	96,665,970	-	0.95 to 1.65	12.86 to 13.65
2004	6,122,064	12.88 to 15.30	88,359,910	-	0.95 to 1.65	16.41 to 17.22
2003	4,747,940	10.09 to 17.50	60,650,899	-	0.95 to 1.65	29.23 to 36.99

MML Templeton Foreign Sub-Account
2007	18,224,240	15.55 to 17.82	311,509,308	2.67	0.95 to 2.60	10.55 to 12.40
2006	13,470,982	14.06 to 15.86	206,306,455	0.79	0.95 to 2.60	20.28 to 22.35
2005	8,179,250	11.69 to 12.96	103,074,901	1.08	0.95 to 2.70	7.16 to 9.13
2004	3,367,745	10.91 to 11.87	39,049,003	0.95	0.95 to 2.80	9.11 to 17.41
2003	1,527,278	8.38 to 10.11	14,968,048	1.49	0.95 to 1.55	30.10 to 31.04

MML W&R/Wellington Small Cap Growth Equity Sub-Account
2007	12,982,413	13.04 to 17.01	199,450,946	0.14	0.95 to 2.60	6.80 to 8.58
2006	8,994,511	12.21 to 15.66	129,086,861	-	0.95 to 2.60	6.23 to 8.06
2005	4,749,265	11.50 to 14.49	64,574,396	-	0.95 to 2.70	8.53 to 10.52
2004	1,866,180	10.59 to 13.11	24,107,610	-	0.95 to 2.80	5.95 to 12.18
2003	909,989	7.82 to 12.84	10,889,111	-	0.95 to 1.65	35.44 to 47.23

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,			For the Years Ended December 31,
	Units	Unit Value[3] (Lowest to Highest)	Net Assets	Investment Income Ratio[1]	Expense Ratio[2] (Lowest to Highest)	Total Return[3] (Lowest to Highest)
Oppenheimer Balanced Sub-Account
2007	4,132,456	$11.50 to $14.27	$56,744,069	2.48%	0.95% to 2.60%	1.11% to 2.80%
2006	4,014,788	11.38 to 13.88	54,023,656	2.11	0.95 to 2.60	8.93 to 10.10
2005	4,148,701	10.51 to 12.61	51,002,965	1.68	0.95 to 2.70	1.05 to 2.91
2004	3,671,852	10.40 to 12.25	44,310,417	0.86	0.95 to 2.80	4.03 to 9.06
2003	2,263,601	10.88 to 11.23	25,044,650	2.11	0.95 to 1.65	18.03 to 23.84

Oppenheimer Capital Appreciation Sub-Account
2007	27,966,375	12.09 to 13.88	378,562,892	0.20	0.95 to 2.60	11.20 to 13.06
2006	22,645,729	10.87 to 12.28	272,716,232	0.32	0.95 to 2.60	5.11 to 6.93
2005	15,776,215	10.34 to 11.48	178,372,356	0.78	0.95 to 2.70	2.23 to 4.11
2004	9,980,390	10.12 to 11.03	108,297,483	0.25	0.95 to 2.80	1.17 to 5.93
2003	5,305,730	7.08 to 10.41	53,994,322	0.27	0.95 to 1.65	23.01 to 29.64

Oppenheimer Core Bond Sub-Account
2007	999,701	16.13	16,123,049	5.38	1.40	2.93
2006	1,198,808	15.67	18,783,423	5.42	1.40	3.82
2005	1,378,374	15.09	20,802,450	5.27	1.40	1.16
2004	1,523,329	14.92	22,725,398	4.85	1.40	4.03
2003	1,814,768	14.34	26,025,407	5.60	1.40	5.29

Oppenheimer Global Securities Sub-Account
2007	23,369,687	14.49 to 18.14	404,011,298	1.24	0.95 to 2.60	3.58 to 5.31
2006	20,000,806	13.99 to 17.23	334,314,359	0.92	0.95 to 2.60	14.60 to 16.58
2005	15,779,188	12.21 to 14.78	231,427,993	0.91	0.95 to 2.70	11.19 to 13.23
2004	11,125,452	10.98 to 13.05	148,093,441	0.96	0.95 to 2.80	9.80 to 18.04
2003	5,530,374	8.84 to 13.21	64,290,605	0.55	0.95 to 1.65	40.77 to 41.76

Oppenheimer High Income Sub-Account
2007	5,843,157	10.86 to 13.85	77,119,212	6.96	0.95 to 2.60	(2.68) to (1.05)
2006	5,672,524	11.16 to 13.99	76,410,783	7.33	0.95 to 2.60	6.55 to 8.39
2005	5,540,219	10.47 to 12.91	69,576,638	6.27	0.95 to 2.70	(0.48) to 1.35
2004	4,956,170	10.52 to 12.74	62,358,843	5.27	0.95 to 2.80	5.23 to 7.94
2003	3,105,998	11.31 to 11.80	36,116,101	4.50	0.95 to 1.65	10.59 to 22.80

Oppenheimer International Growth Sub-Account
2007	3,859,607	16.94 to 19.83	76,952,443	0.78	0.95 to 2.60	9.71 to 11.54
2006	2,690,165	15.44 to 17.78	48,950,097	0.58	0.95 to 2.60	27.35 to 29.55
2005	2,043,148	12.12 to 13.72	29,018,078	0.84	0.95 to 2.70	10.95 to 12.99
2004	1,751,917	10.93 to 12.15	22,271,732	1.23	0.95 to 2.80	9.28 to 16.74
2003	979,769	6.66 to 14.40	11,093,066	1.21	0.95 to 1.55	47.87 to 51.75

Oppenheimer Main Street Sub-Account
2007	5,681,730	12.02 to 13.80	73,801,756	1.00	0.95 to 2.60	1.73 to 3.43
2006	6,178,552	11.81 to 13.34	77,238,491	1.13	0.95 to 2.60	12.01 to 13.94
2005	6,467,677	10.55 to 11.71	70,773,358	1.33	0.95 to 2.70	3.08 to 4.98
2004	6,516,496	10.23 to 11.15	67,526,413	0.77	0.95 to 2.80	2.30 to 8.42
2003	5,247,122	7.71 to 10.29	49,223,810	0.77	0.95 to 1.65	20.88 to 25.59

Oppenheimer MidCap Sub-Account
2007	16,336,155	12.54 to 14.07	221,907,642	-	0.95 to 2.60	3.59 to 5.32
2006	11,468,779	12.11 to 13.36	146,555,041	-	0.95 to 2.60	0.25 to 1.98
2005	7,099,027	12.08 to 13.10	86,742,187	-	0.95 to 2.70	9.26 to 11.27
2004	3,638,059	11.05 to 11.78	36,982,430	-	0.95 to 2.80	10.54 to 18.64
2003	2,155,140	4.05 to 9.93	16,797,297	-	0.95 to 1.65	19.95 to 24.38

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,			For the Years Ended December 31,
	Units	Unit Value[3] (Lowest to Highest)	Net Assets	Investment Income Ratio[1]	Expense Ratio[2] (Lowest to Highest)	Total Return[3] (Lowest to Highest)
Oppenheimer Money Sub-Account
2007	4,899,885	$10.28 to $11.01	$54,881,754	4.83%	0.95% to 2.60%	2.28% to 3.99%
2006	3,999,222	10.05 to 10.58	43,495,039	4.62	0.95 to 2.60	1.97 to 3.73
2005	3,492,446	9.86 to 10.20	37,130,008	2.85	0.95 to 2.70	0.05 to 1.89
2004	3,151,653	9.85 to 10.01	33,429,541	0.98	0.95 to 2.80	(1.47) to 0.03
2003	2,738,168	9.92 to 12.31	29,871,100	0.79	0.95 to 1.65	(0.74) to (0.18)

Oppenheimer Strategic Bond Sub-Account
2007	30,915,971	11.74 to 15.33	410,279,836	3.17	0.95 to 2.60	6.86 to 8.65
2006	22,638,402	10.99 to 14.11	283,281,239	3.75	0.95 to 2.60	4.67 to 6.47
2005	15,494,240	10.50 to 13.25	190,262,952	3.76	0.95 to 2.70	(0.14) to 1.70
2004	8,561,743	10.51 to 13.03	111,851,321	4.03	0.95 to 2.80	5.13 to 7.65
2003	4,466,101	11.99 to 13.28	55,910,108	4.51	0.95 to 1.65	8.58 to 16.97

Panorama Growth Sub-Account
2007	107,352	10.20 to 10.29	1,445,057	1.30	1.18 to 1.65	3.13 to 3.62
2006	137,708	9.85 to 9.97	1,835,462	1.35	1.18 to 1.65	12.80 to 13.33
2005	178,977	8.69 to 8.84	2,139,469	1.66	1.18 to 1.65	4.68 to 5.17
2004	242,416	8.26 to 8.45	2,799,753	1.09	1.18 to 1.65	7.41 to 7.92
2003	255,219	7.66 to 11.28	2,743,569	1.10	1.18 to 1.65	21.19 to 25.32

Panorama Total Return Sub-Account
2007	144,078	11.14 to 11.72	2,092,312	3.24	1.18 to 1.65	4.08 to 4.58
2006	186,352	10.65 to 11.26	2,621,686	2.67	1.18 to 1.65	9.88 to 10.39
2005	205,061	9.65 to 10.25	2,607,540	2.78	1.18 to 1.65	3.07 to 3.55
2004	280,536	9.32 to 9.94	3,437,900	2.14	1.18 to 1.65	7.67 to 8.18
2003	328,269	8.61 to 11.97	3,729,478	3.06	1.18 to 1.65	15.54 to 19.68

PIMCO VIT CommodityRealReturn Strategy Sub-Account
2007	401,396	11.19 to 11.51	4,599,799	4.65	0.95 to 2.60	19.96 to 21.97
2006	197,603	9.33 to 9.43	1,860,485	5.25	0.95 to 2.60	(6.33) to (5.68)

[1]

The investment income ratios represent the dividends, excluding distributions of capital gains, received by the sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests.

[2]

The expense ratios represent the annualized contract expenses of Separate Account 4, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

[3]

The total returns are for the periods indicated, including changes in the value of the underlying fund, and the expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the related minimum and maximum expense ratio amounts, some individual contract total returns and unit values are not within the ranges presented.

[4]

In 2006, Separate Account 4 restated its previously reported investment income ratio for 2005 and 2004. This restatement had no impact on the Sub-Accounts’ previously reported net assets, net asset value per share or total return. See Note 2 to the financial statements.

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

B.	Separate Account 4 assesses charges associated with the contract. These charges are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within Separate Account 4.

Mortality and Expense Risk Charge*	0.80% - 1.55% of the daily value of the assets invested in each fund.
This charge is assessed through a reduction in unit values.

Administrative Charge	0.15% of the daily value of the assets invested in each fund.
This charge is assessed through a reduction in unit values.

Administrative Contract Maintenance Charge	$0 - $40 per contract, annually.
This charge is assessed through the redemption of units.

Contingent Deferred Sales Charge	0% - 8%
This charge is assessed through the redemption of units.
Death Benefit Options Charges for these options are assessed through a reduction in unit values.	See Note 1 for specific charges and a description of death benefit options in Separate Account 4 that are assessed through a reduction in unit values.

Rider Charges These charges are assessed through a reduction in unit values.

A. Reset Death Benefit	0.00% - 0.10% of the daily value of the assets in each fund.

B. Ratchet Death Benefit	0.00% - 0.40% of the daily value of the assets in each fund.

*	The Panorama Premier segment charges its contract owners a mortality and expense risk charge equal, on an annual basis, to 1.25% of the daily value of the assets invested in each fund. Subject to state availability, certificates issued on or after September 10, 2001 will receive an increase in the certificate value allocated to the fund by 0.15% on each certificate anniversary. The net effect of the credit is a mortality and expense risk charge of 1.10%.

Notes To Financial Statements (Continued)

9.	FUND SUBSTITUTION

Effective April 28, 2006, several funds were replaced with other funds pursuant to “fund substitutions.” These substitutions were implemented by renaming certain sub-accounts and liquidating other sub-accounts. The sub-accounts that were liquidated had the contract value transferred to a replacement sub-account.

Replaced Fund (no longer available)	Replacement Fund	Former Sub-Account	Current Sub-Account
Sub-accounts re-named:
American Century® VP Income & Growth Fund	MML Income & Growth Fund	American Century VP Income and Growth	MML American Century Income & Growth
American Century® VP Value Fund	MML Mid Cap Value Fund	American Century VP Value	MML American Century Mid Cap Value
American Funds® Asset Allocation Fund (Class 2)	MML Asset Allocation Fund	American Funds® Asset Allocation	MML Capital Guardian Asset Allocation
American Funds® Growth-Income Fund (Class 2)	MML Growth & Income Fund	American Funds® Growth-Income	MML Capital Guardian Growth & Income
Fidelity® VIP Growth Portfolio (Service Class)	MML Large Cap Growth Fund	Fidelity® VIP Growth	MML AllianceBernstein Large Cap Growth
Franklin Small Cap Value Securities Fund (Class 2)	MML Small Cap Value Fund	Franklin Small Cap Value Securities	MML Goldman Sachs Small Cap Value
Janus Aspen Forty Portfolio (Institutional Shares)	MML Concentrated Growth Fund (Class II)	Janus Aspen Forty	MML Legg Mason Concentrated Growth/(Class II)
Janus Aspen Forty Portfolio (Service Shares)	MML Concentrated Growth Fund (Class I)	Janus Aspen Forty	MML Legg Mason Concentrated Growth/(Class I)
Janus Aspen Worldwide Growth Portfolio (Institutional Shares)	MML Global Fund (Class II)	Janus Aspen Worldwide Growth	MML Neuberger Berman Global/(Class II)
Janus Aspen Worldwide Growth Portfolio (Service Shares)	MML Global Fund (Class I)	Janus Aspen Worldwide Growth	MML Neuberger Berman Global/(Class I)
Scudder VIT Small Cap Index Fund	MML Small Cap Index Fund	Scudder VIT Small Cap Index	MML Small Cap Index
T. Rowe Price Blue Chip Growth Portfolio	MML Blue Chip Growth Fund	T. Rowe Price Blue Chip Growth	MML T. Rowe Price Blue Chip Growth
T. Rowe Price Equity Income Portfolio	MML Equity Income Fund	T. Rowe Price Equity Income	MML T. Rowe Price Equity Income
T. Rowe Price Mid-Cap Growth Portfolio	MML Mid Cap Growth Fund	T. Rowe Price Mid Cap Growth	MML T. Rowe Price Mid Cap Growth
Templeton Foreign Securities Fund (Class 2)	MML Foreign Fund	Templeton Foreign Securities	MML Templeton Foreign
Sub-accounts liquidated:
Calvert Social Balanced Portfolio	MML Asset Allocation Fund	Calvert Social Balanced	MML Capital Guardian Asset Allocation
Fidelity® VIP Growth Opportunities Portfolio (Service Class)	MML Growth & Income Fund	Fidelity® VIP Growth Opportunities	MML Capital Guardian Growth & Income
Janus Aspen Balanced Portfolio (Institutional Shares)	MML Blend Fund	Janus Aspen Balanced	MML Babson Blend
Janus Aspen Balanced Portfolio (Service Shares)	MML Blend Fund	Janus Aspen Balanced	MML Babson Blend
MFS® Investors Trust Series	MML Enhanced Index Core Equity Fund	MFS® Investors Trust	MML Babson Enhanced Index Core Equity
MFS® New Discovery Series	MML Small Cap Index Fund	MFS® New Discovery	MML Small Cap Index

Independent Auditors’ Report

The Board of Directors and Policyholders of Massachusetts Mutual Life Insurance Company:

We have audited the accompanying statutory statements of financial position of Massachusetts Mutual Life Insurance Company (the “Company”) as of December 31, 2007 and 2006, and the related statutory statements of income, changes in surplus, and cash flows for each of the years in the three-year period ended December 31, 2007. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion in 2007. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described more fully in Note 2 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance (“statutory accounting practices”), which practices differ from U.S. generally accepted accounting principles. The effects on the financial statements of the variances between the statutory accounting practices and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material.

In our opinion, because of the effects of the variances between the statutory accounting practices and U.S. generally accepted accounting principles discussed in the preceding paragraph, the Company’s financial statements do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2007 and 2006, or the results of its operations or its cash flows for each of the years in the three-year period ended December 31, 2007. In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Company as of December 31, 2007 and 2006, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2007, on the basis of accounting described in Note 2.

/s/ KPMG LLP

February 22, 2008

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF FINANCIAL POSITION

	December 31,
	2007	2006
	(In Millions)
Assets:
Bonds	$40,211	$40,333
Preferred stocks	152	255
Common stocks – subsidiaries and affiliates	3,384	3,177
Common stocks – unaffiliated	765	1,145
Mortgage loans	11,402	10,007
Policy loans	8,304	7,799
Real estate	1,176	1,265
Partnerships and limited liability companies	4,875	3,776
Derivatives and other invested assets	1,453	987
Cash, cash equivalents and short-term investments	2,558	656

Total invested assets	74,280	69,400
Investment income due and accrued	717	670
Other than invested assets	1,380	1,311

Total assets excluding separate accounts	76,377	71,381
Separate account assets	42,709	37,840

Total assets	$119,086	$109,221

See notes to statutory financial statements.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF FINANCIAL POSITION, continued

	December 31,
	2007	2006
	(In Millions)
Liabilities:
Policyholders’ reserves	$56,822	$54,804
Liabilities for deposit-type contracts	4,257	3,586
Contract claims and other benefits	242	241
Policyholders’ dividends	1,391	1,245
General expenses due or accrued	715	730
Federal income taxes	82	125
Asset valuation reserve	1,515	1,694
Securities sold under agreements to repurchase	2,051	1,183
Commercial paper	250	—
Other liabilities	1,224	873

Total liabilities excluding separate accounts	68,549	64,481
Separate account liabilities	42,529	37,713

Total liabilities	111,078	102,194
Surplus	8,008	7,027

Total liabilities and surplus	$119,086	$109,221

See notes to statutory financial statements.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF INCOME

	Years Ended December 31,
	2007	2006	2005
	(In Millions)
Revenue:
Premium income	$12,837	$12,484	$11,854
Net investment income	4,617	4,155	4,022
Fees and other income	455	388	343

Total revenue	17,909	17,027	16,219

Benefits and expenses:
Policyholders’ benefits	10,564	10,187	9,531
Change in policyholders’ reserves	3,572	3,494	3,498
General insurance expenses	1,063	1,090	914
Commissions	523	513	488
State taxes, licenses and fees	124	112	111

Total benefits and expenses	15,846	15,396	14,542

Net gain from operations before dividends and federal income taxes	2,063	1,631	1,677
Dividends to policyholders	1,373	1,226	1,155

Net gain from operations before federal income taxes	690	405	522
Federal income tax expense (benefit)	119	(50)	73

Net gain from operations	571	455	449
Net realized capital (losses) gains, after tax and transfers to interest maintenance reserve	(431)	248	214

Net income	$140	$703	$663

See notes to statutory financial statements.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF CHANGES IN SURPLUS

	Years Ended December 31,
	2007	2006	2005
	(In Millions)
Surplus, beginning of year	$7,027	$6,688	$6,291
Increase (decrease) due to:
Net income	140	703	663
Change in net unrealized capital gains	455	45	209
Change in net unrealized foreign exchange capital gains	56	43	84
Change in asset valuation reserve	179	(228)	(326)
Change in nonadmitted assets	(96)	(136)	(193)
Change in reserve valuation basis	—	—	11
Change in net deferred income taxes	319	(42)	29
Prior period disability reserve adjustment	—	—	(61)
Other prior period adjustments	(87)	(46)	(15)
Other	15	—	(4)

Net increase	981	339	397

Surplus, end of year	$8,008	$7,027	$6,688

See notes to statutory financial statements.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF CASH FLOWS

	Years Ended December 31,
	2007	2006	2005
	(In Millions)
Cash from operations:
Premium and other income collected	$13,270	$12,871	$12,180
Net investment income	4,605	3,881	3,828
Benefit payments	(10,416)	(10,023)	(9,303)
Net transfers to separate accounts	(1,585)	(1,672)	(1,458)
Commissions and other expenses	(1,694)	(1,549)	(1,510)
Dividends paid to policyholders	(1,227)	(1,153)	(999)
Federal and foreign income taxes (paid) recovered	(205)	6	(340)

Net cash from operations	2,748	2,361	2,398

Cash from investments:
Proceeds from investments sold, matured, or repaid:
Bonds	14,683	14,374	21,679
Common stocks – unaffiliated	903	1,188	747
Mortgage loans	1,652	2,094	2,743
Real estate	379	157	240
Other	857	1,362	595

Total investment proceeds	18,474	19,175	26,004

Cost of investments acquired:
Bonds	(14,657)	(17,151)	(20,313)
Common stocks - unaffiliated	(528)	(1,161)	(621)
Mortgage loans	(2,962)	(3,556)	(2,459)
Real estate	(186)	(154)	(4)
Other	(2,219)	(2,290)	(2,141)

Total investments acquired	(20,552)	(24,312)	(25,538)
Net increase in policy loans	(505)	(514)	(373)

Net cash from investments	(2,583)	(5,651)	93

Cash from financing and other sources:
Net (withdrawals) deposits on deposit-type contracts	492	(1,006)	(771)
Commercial paper issued	249	—	—
Net securities sold under agreements to repurchase	868	939	192
Other cash provided (applied)	136	129	(324)

Net cash from financing and other sources	1,745	62	(903)

Net change in cash, cash equivalents and short-term investments	1,910	(3,228)	1,588
Cash, cash equivalents and short-term investments, beginning of year	656	3,884	2,296
Cash, cash equivalents and short-term investments nonadmitted	(8)	—	—

Cash, cash equivalents and short-term investments, end of year	$2,558	$656	$3,884

See notes to statutory financial statements.

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

1.	Nature of operations

MassMutual Financial Group (“MMFG”) is comprised of Massachusetts Mutual Life Insurance Company (the “Company”) and its subsidiaries. MMFG is a global, diversified financial services organization providing life insurance, disability income insurance, long-term care insurance, annuities, retirement and savings products, investment management, mutual funds, and trust services to individual and institutional customers. The Company is organized as a mutual life insurance company.

2.	Summary of significant accounting policies and practices

a.	Basis of presentation

The statutory financial statements have been prepared in conformity with the statutory accounting practices of the National Association of Insurance Commissioners (“NAIC”) and the accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance (“Division”).

Statutory accounting practices are different in some respects from financial statements prepared in accordance with United States of America (“U.S.”) generally accepted accounting principles (“GAAP”). The more significant differences between statutory accounting principles and GAAP are as follows: (a) certain acquisition costs, such as commissions and other variable costs, that are directly related to acquiring new business, are charged to current operations as incurred, whereas GAAP generally capitalizes these expenses and amortizes them based on profit emergence over the expected life of the policies or over the premium payment period; (b) statutory policy reserves are based upon the Commissioners’ Reserve Valuation Method or net level premium method and prescribed statutory mortality, morbidity and interest assumptions, whereas GAAP reserves would generally be based upon the net level premium method or the estimated gross margin method, with estimates of future mortality, morbidity and interest assumptions; (c) bonds are generally carried at amortized cost, whereas GAAP generally reports bonds at fair value; (d) deferred income taxes, which provide for book versus tax temporary differences, are subject to limitation and are charged to surplus, whereas GAAP would generally include the change in deferred taxes in net income; (e) payments received for universal and variable life insurance products and variable annuities are reported as premium income and changes in reserves, whereas GAAP would treat these payments as deposits to policyholders’ account balances; (f) majority-owned non-insurance subsidiaries and variable interest entities where the company is the primary beneficiary and certain controlled entities are accounted for using the equity method, whereas GAAP would consolidate these entities; (g) surplus notes are reported in surplus, whereas GAAP would report these notes as liabilities; (h) assets are reported at “admitted asset” value and “nonadmitted assets” are excluded through a charge against surplus, whereas GAAP records these assets net of any valuation allowance; (i) reinsurance reserve credits are reported as a reduction of policyholders’ reserves and liabilities for deposit-type contracts, whereas GAAP would report these balances as an asset; (j) an asset valuation reserve (“AVR”) is reported as a contingency reserve to stabilize surplus against fluctuations in the carrying value of stocks, real estate investments, partnerships, limited liability companies (“LLCs”), and certain credit related derivative instruments as

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

well as credit-related declines in the value of bonds and mortgage loans, whereas GAAP does not record this reserve; (k) after-tax realized capital gains and losses which result from changes in the overall level of interest rates for all types of fixed-income investments and interest-related hedging activities are deferred into the interest maintenance reserve (“IMR”) and amortized into revenue, whereas GAAP reports these gains and losses as revenue; (l) changes in the fair value of derivative financial instruments are recorded as changes in surplus, whereas GAAP generally reports these changes as revenue unless deemed an effective hedge; (m) comprehensive income is not presented, whereas GAAP presents changes in unrealized capital gains and losses, minimum pension liability, and foreign currency translations as other comprehensive income; (n) embedded derivatives are recorded as part of the underlying contract, whereas GAAP would identify and bifurcate certain embedded derivatives from the underlying contract or security and account for them separately; and (o) certain group annuity and universal life contracts which do not pass through all investment gains to contract holders are maintained in the separate accounts, whereas GAAP reports these contracts in the general account assets and liabilities of the Company.

The preparation of financial statements requires management to make estimates and assumptions that impact the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities as of the date of the statutory financial statements, and the reported amounts of revenues and expenses during the reporting periods. The most significant estimates include those used in determining the carrying values of investments, the liabilities for future policyholders’ reserves and deposit-type contracts, and the amount of investment valuation reserves on mortgage loans, real estate held for sale, other-than-temporary impairments and the liability for taxes. Future events including, but not limited to, changes in the levels of mortality, morbidity, interest rates, persistency and asset valuations and defaults, could cause actual results to differ from the estimates used in the statutory financial statements. Although some variability is inherent in these estimates, management believes the amounts presented are appropriate.

b.	Corrections of errors and reclassifications

In 2007, the Company recorded an adjustment that was attributable to the recognition of net investment income on partnerships and LLCs in a cumulative negative capital position for the years 2001 through 2006. This adjustment reduced surplus by $100 million through prior period adjustments and increased surplus by $100 million through change in net unrealized capital gains, resulting in no net impact on surplus.

In addition to the item noted above, changes to net surplus included a $5 million increase attributable to a correction of variable universal life reserves, a $5 million increase related to the reporting of tax settlements with the federal government, a $5 million increase attributable to the overstatement of the dividend accumulation liability, a $4 million increase attributable to reinsurance rate errors, $2 million of various other adjustments, partially offset by a $5 million decrease attributable to annuity related reserves, and a $3 million decrease attributable to the establishment of a liability for postemployment benefits for employee severance plans.

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

As a result of this activity, the Company recorded, in the Consolidated Statutory Statements of Changes in Surplus, a net decrease of $87 million through prior period adjustments and an increase of $100 million through the change in net unrealized capital gains.

During 2006, the Company recorded a net decrease to surplus of $103 million attributable to corrections of prior year errors. The Company recorded $46 million through other prior period adjustments, a component of changes in surplus, $41 million through the change in nonadmitted assets, and $16 million through the change in net unrealized capital gains. The $16 million decrease was attributable to a pricing error that resulted in an overstatement in the carrying value of common stock and surplus as of December 31, 2005.

In 2006, other prior period adjustments of $46 million included $18 million attributable to the establishment of a liability for post employment benefits for home office employee severance plans and $18 million attributable to the correction in non-traditional life insurance reserves related to errors in a prior year mortality study and mortality factors.

In 2006, the Company recorded tax corrections which decreased surplus by $48 million, of which $41 million was recorded through surplus as a change in nonadmitted assets, and $7 million was recorded through other prior period adjustments. In 2002 and 2003, the Company had incorrectly recorded its net deferred tax asset and federal income tax liability. The correction of these items to the net deferred tax asset in 2006 was nonadmitted. These errors relate to the reporting of tax settlements with the federal government and the adjustment to taxes following the submission of the Company’s 2001 federal income tax return.

During 2005, the Company implemented a new disability income active life reserve system. As a result, the Company recorded a prior period disability reserve adjustment. The active life reserves increased $52 million and the disabled life reserves increased $9 million, and these reserve increases of $61 million were recorded as a decrease to prior period disability reserve adjustment, a component of changes in surplus.

Certain 2006 balances have been reclassified to conform to the current year presentation.

c.	Bonds

Generally, bonds are valued at amortized cost using the constant yield interest method. Bond transactions are recorded on a trade date basis, except for private placement bonds which are recorded on the funding date.

The fair value of bonds is based on values provided by the NAIC’s Securities Valuation Office (“SVO”) when available. If SVO values are not available, quoted market values provided by other third-party organizations are used. If quoted market values are unavailable, fair value is estimated by discounting expected future cash flows using current market rates applicable to yield, credit quality and maturity of the investment or using quoted market values for comparable investments.

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

For fixed income securities that do not have a fixed schedule of payments, such as asset-backed, mortgage-backed and structured securities, the effect on amortization or accretion is revalued quarterly based on the current estimated cash flows, using either the prospective or retrospective adjustment methodologies, consistently applied by type of security. Certain high quality fixed income securities follow the retrospective method of accounting. Under the retrospective method, the recalculated effective yield equates the present value of the actual and anticipated cash flows, including new prepayment assumptions, to the original cost of the investment. Prepayment assumptions are based on borrower constraints and economic incentives such as the original term, age and coupon of the loan as affected by the interest rate environment. The current carrying value is then increased or decreased to the amount that would have resulted had the revised yield been applied since inception, and investment income is correspondingly decreased or increased. The Company has elected to use the book value as of January 1, 1994 as the cost for applying the retrospective adjustment method to securities purchased prior to that date. All other fixed securities, such as floating rate bonds and interest only securities follow the prospective method of accounting. Under the prospective method, the recalculated future effective yield equates the carrying value of the investment to the present value of the anticipated future cash flows.

Portfolios of asset-backed securities, including residential mortgage-backed securities, are evaluated on a periodic basis using scenarios customized by collateral type, performing sensitivity analysis on defaults as loan to values change, and on defaults as prepayments change using default curves under various scenarios. We combine scenario analysis with a monthly surveillance process in which we compare actual delinquencies and defaults to expectations established at the time securities are acquired and expectations considering current market conditions, and perform a statistical review of troubled loan exposures to credit support on a transaction-by-transaction basis.

Management utilized a combination of external vendor prices, broker quotations and internal models for purposes of deriving fair value. Internal inputs used in the determination of fair value included estimates of prepayment speeds, default rates, discount rates, collateral values and cash flow priority, among others. Fair values resulting from internal models are those expected to be paid by a willing market participant.

The carrying values of bonds, mortgage-backed and asset-backed securities are written down to fair value when a decline in value is considered to be other-than-temporary. The Company considers the following factors in the evaluation of whether a non-interest related decline in value is other-than-temporary: (a) the financial condition and near-term prospects of the issuer; (b) the likelihood that the Company will be able to collect all amounts due according to the contractual terms of a debt security in effect at the date of acquisition; (c) the Company’s ability and intent to hold the investment for a period of time sufficient to allow for an anticipated recovery in value; and (d) the period and degree to which the market value has been below cost. The Company considers the following factors in the evaluation of whether an interest related decline in value is other-than-temporary: (a) the Company’s near term intent to sell; (b) the Company’s contractual and regulatory obligations; and (c) the Company’s ability to hold the investment until anticipated recovery of the cost of the investment. The Company

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

conducts a quarterly management review of all bonds including those in default, not-in-good standing, or valued below 80% of cost. The Company also considers other qualitative and quantitative factors in determining the existence of other-than-temporary impairments including, but not limited to, unrealized loss trend analysis and significant short-term changes in value. If the impairment is other-than-temporary, a direct write-down is recognized in realized capital losses and a new cost basis is established.

d.	Preferred stocks

Generally, preferred stocks in good standing are valued at amortized cost. Preferred stocks not in good standing are valued at the lower of amortized cost or fair value. Fair values of preferred stocks are based on published market values, where available. For preferred stocks without readily ascertainable market values, the Company has determined an estimated fair value using broker-dealer quotations or internal models.

e.	Common stocks - subsidiaries and affiliates

Common stocks of unconsolidated subsidiaries, including MassMutual Holding LLC (“MMHLLC”) and C.M. Life Insurance Company (“C.M. Life”), are accounted for using the equity method. The Company accounts for the value of its investment in its subsidiary, MMHLLC, at its underlying GAAP net equity, adjusted for certain nonadmitted assets. Operating results, less dividend distributions, for MMHLLC are reflected as net unrealized capital gains in the Statutory Statements of Changes in Surplus. Dividend distributions by MMHLLC are recorded in net investment income. Dividend distributions to the Company are limited to the Company’s equity in MMHLLC. The cost basis of common stocks - subsidiaries and affiliates is adjusted for impairments deemed to be other-than-temporary and the impairment policy is consistent with common stocks - unaffiliated.

f.	Common stocks - unaffiliated

Common stocks, including warrants, are valued at fair value with unrealized capital gains and losses included as a change in surplus. Common stock transactions are recorded on a trade date basis.

The fair value of common stocks is based on values provided by the SVO when available. If SVO values are not available, quoted market values provided by other third-party organizations are used. If quoted market values are unavailable, fair value is estimated by using internal models.

The cost basis of common stocks is adjusted for impairments deemed to be other-than-temporary. The Company considers the following factors in the evaluation of whether a decline in value is other-than-temporary: (a) the financial condition and near-term prospects of the issuer; (b) the Company’s ability and intent to hold the investment for a period of time sufficient to allow for an anticipated recovery in value; and (c) the period and degree to which the value has been below cost. The Company conducts a quarterly management review of issuers whose common stock is not-in-good standing or valued below 80% of cost. The Company also considers other qualitative and quantitative factors

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

in determining the existence of other-than-temporary impairments including, but not limited to, unrealized loss trend analysis and significant short-term changes. If the impairment is other-than-temporary, a direct write-down to fair value is recognized in realized capital losses and a new cost basis is established.

g.	Mortgage loans

Mortgage loans are valued at the unpaid principal balance of the loan, net of unamortized premium and discount, non-refundable commitment fees and mortgage interest points, and valuation allowances. The mortgage loan portfolio is comprised of commercial mortgage loans, including mezzanine loans, and residential mortgage loan pools. Mezzanine loans are loans secured by a pledge of direct or indirect equity interest in an entity that owns real estate. Residential mortgage loan pools are pools of homogeneous residential mortgage loans substantially backed by Federal Housing Administration and Veterans Administration guarantees.

The fair value of mortgage loans is estimated by discounting expected future cash flows using current interest rates for similar loans with similar credit risk. For non-performing loans, the fair value is the estimated collateral value of the underlying real estate.

When, based upon current information and events, it is probable that the Company will be unable to collect all amounts of principal and interest due according to the contractual terms of the mortgage loan agreement, a valuation allowance is established for the excess of the carrying value of the mortgage loan over its fair value. Collectibility and estimated recoveries are assessed on a loan-by-loan basis considering all events and conditions relevant to the loan. This evaluation is inherently subjective as it requires estimates that are susceptible to significant revisions as more information becomes available, as changes occur in the market or as negotiations with the borrowing entity evolve. Changes to the valuation allowance are recorded as unrealized capital losses in surplus.

When an event occurs resulting in an impairment that is other-than-temporary, a direct write-down is recognized in realized capital losses and a new cost basis is established. An impairment is deemed other-than-temporary when foreclosure proceedings or other procedures leading to the acquisition of the collateral are initiated, the acquisition of the collateral is probable, and a reasonable estimate of the collateral value has been determined.

Interest income earned on impaired loans is accrued on the outstanding principal balance of the loan based on the loan’s contractual coupon rate. Interest is not accrued for impaired loans more than 60 days past due, for loans delinquent more than 90 days, or when collection is improbable. The Company continually monitors mortgage loans where the accrual of interest has been discontinued, and will resume the accrual of interest on a mortgage loan when the facts and circumstances of the borrower and property indicate that the payments will continue to be received per the terms of the original mortgage loan agreement or modified mortgage loan agreement.

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

h.	Policy loans

Policy loans are carried at the outstanding loan balance less amounts unsecured by the cash surrender value of the policy. At issuance, policy loans are fully secured by the cash surrender value of the policy. Unsecured amounts can occur when subsequent charges are incurred on the underlying policy without the receipt of additional premium. Unsecured amounts were $1 million as of December 31, 2007 and 2006, which were non-admitted. Policy loans earn interest calculated based upon either a fixed or a variable interest rate. Variable rate policy loans are adjusted at least annually and their fair value approximates the carrying value. For loans issued with a fixed interest rate, fair value is estimated by discounting expected future cash flows using current interest rates for similar loans with similar credit risk. Accrued investment income on policy loans more than 90 days past due is included in the unpaid balance of the policy loan.

i.	Real estate

Investment real estate, which the Company has the intent to hold for the production of income, and real estate occupied by the Company are carried at depreciated cost, less encumbrances. Depreciated cost is adjusted for impairments whenever events or changes in circumstances indicate the carrying amount of the asset may not be recoverable, with the impairment being included in realized capital losses. Depreciation is calculated using the straight-line method over the estimated useful life of the real estate holding, not to exceed 40 years. Depreciation expense is included in net investment income.

Real estate held for sale is carried at the lower of depreciated cost or fair value, less selling costs. Real estate classified as held for sale is not depreciated. Adjustments to the carrying value of real estate held for sale are recorded when fair value less selling costs is below depreciated cost and are included in realized capital losses.

Real estate acquired in satisfaction of debt is recorded at the lower of cost or fair value at the date of foreclosure.

Fair value is generally estimated using the present value of expected future cash flows discounted at a rate commensurate with the underlying risks. The Company also obtains external appraisals for a rotating sample of properties on an annual basis.

j.	Partnerships and limited liability companies

Partnerships and LLCs, except for investments in partnerships which generate low income housing tax credits (“LIHTC”), are accounted for using the equity method with the change in the equity value of the underlying investment recorded in surplus. When it appears probable that the Company will be unable to recover the outstanding carrying value of an investment, or there is evidence indicating an inability of the investee to sustain earnings to justify the carrying value of the investment, an other-than-temporary impairment is recognized in realized capital losses for the excess of the carrying value over the estimated fair value of the investment. The estimated fair value is determined by assessing the value of the partnership or LLC’s underlying assets, cash flow, current financial condition and other market factors. Distributions not deemed to be a return of capital are recorded in net investment income when received provided there are undistributed earnings in the partnerships or LLCs.

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Investments in partnerships which generate LIHTCs are carried at amortized cost unless considered impaired. Under the amortized cost method, the excess of the carrying value of the investment over its estimated residual value is amortized into income during the period in which tax benefits are allocated. For determining impairments in partnerships which generate LIHTC, the Company uses the present value of all future benefits, the majority of which are tax credits, discounted at the risk free rate of 4.25% and compares the result to its current book value. Impairments are recognized as realized capital losses.

k.	Derivatives and other invested assets

Derivatives and other invested assets consist of investments in derivative financial instruments and other miscellaneous investments.

The Company uses derivative financial instruments in the normal course of business to manage risks, primarily to reduce interest rate and duration imbalances determined in asset/liability analyses. The Company also uses a combination of derivatives and fixed income investments to create synthetic investment positions. These combined investments are created opportunistically when they are economically more attractive than the replicated instrument or when the replicated instrument is unavailable. Some of the synthetic assets are considered replicated asset transactions as defined under statutory accounting principles. The Company’s derivative strategy employs a variety of derivative financial instruments, including interest rate swaps, currency swaps, equity and credit default swaps, options, interest rate caps and floors, forward contracts, and financial futures. Investment risk is assessed on a portfolio basis and individual derivative financial instruments are not designated in hedging relationships; therefore, as allowed by accounting rules, the Company specifically and intentionally made the decision not to apply hedge accounting.

Derivative financial instruments are carried at estimated fair value, which is based primarily upon quotations obtained from independent sources. Changes in the fair value of these instruments are recorded as unrealized capital gains and losses in surplus. Gains and losses realized on the termination, closing or assignment of contracts are recorded as realized capital gains and losses. Amounts receivable and payable are accrued.

l.	Cash, cash equivalents and short-term investments

The Company considers all highly liquid investments purchased with maturities of three months or less to be cash and cash equivalents.

Short-term investments, which are carried at amortized cost, consist of all highly liquid investments purchased with maturities of greater than three months and less than or equal to 12 months. Investments in money market mutual funds and securities purchased under agreements to resell are classified as short-term investments.

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The Company has entered into contracts for securities purchased under agreements to resell whereby the Company purchases securities and simultaneously agrees to resell the same or substantially the same securities. Securities purchased under agreements to resell are accounted for as collateralized loans, with the cash paid for the securities included in the Statutory Statements of Cash Flows as a short-term investment. The underlying securities are not recorded as investments owned by the Company, but instead serve as collateral related to these short-term investments. The difference between the amount paid and the amount at which the securities will be subsequently resold is reported as interest income in net investment income. At purchase, the Company requires collateral in the form of securities having a fair value of a minimum of 102% of the securities’ purchase price. If at anytime the fair value of the collateral declines to less than 100% of the securities’ purchase price, the counterparty is obligated to provide additional collateral to bring the total collateral held by the Company to at least 102% of the securities’ purchase price.

The carrying value for these instruments approximates the fair value reported in the Statutory Statements of Financial Position.

m.	Securities lending

The Company participates in securities lending whereby certain securities are loaned to third-party brokers. The lending is either fee-based with securities as collateral or requires cash collateral. The Company retains control over loaned securities, which remain assets of the Company and are not removed from the accounting records. The Company has the ability to sell the securities while on loan and has the right to terminate a lending agreement at any time without penalty.

Under fee-based lending, the Company’s policy requires that a minimum of 102% of the fair value of the loaned securities be held in securities separately at third-party institutions as collateral. The collateral may include U.S. Treasury securities, agency bonds, agency mortgage-backed securities and investment grade corporate bonds. If at any time the fair value of the collateral declines to less than 102% of the loaned securities’ fair value, the counterparty is obligated to provide additional collateral to bring the total collateral held on behalf of the Company to at least 102% of the loaned securities’ fair value. The Company does not record or have use of the collateral. Fees received for loaning the securities, net of direct expenses, are recorded in net investment income.

Under cash collateral lending, the Company’s policy requires a minimum of 102% of the fair value of the loaned securities be held in cash collateral, which is recorded in other liabilities as a payable and in assets as cash on the Statutory Statements of Financial Position. Interest received on investment of the cash collateral, net of a rebate rate paid to the borrower, is recorded in net investment income.

n.	Investment income due and accrued

Accrued investment income consists primarily of interest and dividends. Interest is recognized on an accrual basis and dividends are recorded as earned on the ex-dividend

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

date. Due and accrued income is not recorded on: (a) bonds in default; (b) impaired bonds and mortgage loans more than 60 days past due; (c) bonds and mortgage loans delinquent more than 90 days or where collection of interest is improbable; (d) rent in arrears for more than 90 days; and (e) policy loan interest due and accrued in excess of the cash surrender value of the underlying contract.

o.	Other than invested assets

Other than invested assets primarily includes deferred and uncollected premium, deferred taxes, reinsurance recoverables, fixed assets, and goodwill.

Fixed assets are included in other than invested assets at cost less accumulated depreciation and amortization. Depreciation is determined using the straight-line method over the estimated useful lives of the assets. Estimated lives range from one to ten years for leasehold improvements and three to ten years for all other fixed assets. Most unamortized software and office equipment are nonadmitted assets.

Goodwill, which consists of a management contract assumed when the ownership of an affiliate was transferred to the Company in 2006, was $3 million, net of accumulated amortization of $8 million, as of December 31, 2007. The goodwill will be amortized to unrealized capital losses through 2008. In those instances when goodwill results from the purchase of a subsidiary, it shall be amortized as unrealized capital losses over the period in which the acquiring entity benefits economically, not to exceed ten years. Alternatively, had the goodwill resulted from certain types of assumption reinsurance it would be amortized to operations over the period in which the assuming entity benefits economically, not to exceed ten years.

Deferred premium and uncollected premium are included in other than invested assets. Deferred premium is the portion of premium not earned at the reporting date, net of loading. Loading is an amount obtained by subtracting the net premium from the gross premium and generally includes allowances for acquisition costs and other expenses. Deferred premium adjusts for the overstatement created in the calculation of reserves as the reserve computation assumes the entire year’s net premium is collected annually at the beginning of the policy year and does not take into account installment or modal payments.

Uncollected premium is gross premium that is due and unpaid as of the reporting date, net of loading. Net premium is the amount used in the calculation of reserves. The change in loading is included as an expense and is not shown as a reduction to premium income.

Ordinary new business and ordinary renewal business consist of the basic amount of premium required on the underlying life and annuity individual insurance policies.

p.	Nonadmitted assets

Assets designated as nonadmitted by the NAIC include furniture, certain electronic processing equipment, unamortized software, the amount of the deferred tax asset that

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

will not be realized by the end of the next calendar year, the pension plan asset, the interest maintenance reserve in a net asset position, certain investments in partnerships for which audits are not performed, certain intangible assets, certain other receivables, advances and prepayments, and related party amounts outstanding greater than 90 days from the due date. Such amounts are excluded from the Statutory Statements of Financial Position.

q.	Separate accounts

Separate account assets and liabilities represent segregated funds administered and invested by the Company for the benefit of individual and group variable annuity, variable life, and other insurance policyholders to meet specific investment objectives. Separate account assets consist principally of marketable securities reported at fair value and are not available to satisfy liabilities that arise from any other business of the Company. The Company receives administrative and investment advisory fees from these accounts.

Separate accounts reflect two categories of risk assumption: non-guaranteed separate accounts for which the policyholder assumes the investment risk; and guaranteed separate accounts for which the Company contractually guarantees either a minimum return or minimum account value to the policyholder. Premium income, benefits and expenses of the separate accounts are included in the Statutory Statements of Income. Investment income and realized and unrealized capital gains and losses on the assets of separate accounts accrue to policyholders and, accordingly, are not recorded in the Statutory Statements of Income.

The Company may transfer investments from the general account to seed separate accounts. Investments transferred to separate accounts are transferred at fair market value on the date the transaction occurs. Gains related to the transfer are deferred to the extent that the Company maintains a proportionate interest in the separate account. The deferred gain is recognized as the Company’s ownership decreases or when the separate account sells the underlying asset during the normal course of business. Losses associated with these transfers are recognized immediately.

r.	Policyholders’ reserves

Policyholders’ reserves provide amounts adequate to discharge estimated future obligations in excess of estimated future premium on policies in force.

Reserves for life insurance contracts are developed using accepted actuarial methods computed principally on the net level premium and the Commissioners’ Reserve Valuation Method bases using the American Experience and the 1941, 1958, 1980 and 2001 Commissioners’ Standard Ordinary mortality tables with assumed interest rates. Reserves for disability riders associated with life contracts are calculated using morbidity rates from the 1952 Period 2 Intercompany Disability Table.

Reserves for individual annuities are developed using accepted actuarial methods computed principally under the Commissioners’ Annuity Reserve Valuation Method using applicable interest rates and mortality tables, primarily, 1971 and 1983 Individual Annuity Mortality, 1994 Minimum Guaranteed Death Benefit, and Annuity 2000.

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Disability income policy reserves are generally calculated using the two year preliminary term, net level premium and fixed net premium methods, and actuarially accepted morbidity tables using the 1964 Commissioners’ Disability Table and the 1985 Commissioners’ Individual Disability Table A with assumed interest rates in accordance with applicable statutes and regulations.

Disabled life claim reserves are generally calculated using actuarially accepted methodology and actuarially accepted morbidity tables using the 1964 Commissioners’ Disability Table and 1985 Commissioners’ Individual Disability Tables A and C with assumed interest rates in accordance with applicable statutes and regulations.

Unpaid claims and claim expense reserves are related to disability and long-term care claims with long-tail payouts. Unpaid disability claim liabilities are projected based on the average of the last three disability payments paid prior to the valuation date. Claim expense reserves are based on an analysis of the unit expenses related to the processing and examination of new and ongoing claims. Interest accrued on reserves is calculated by applying NAIC prescribed interest rates to the average reserves by incurral year.

Tabular interest, tabular less actual reserves released, and tabular cost for all life and annuity contracts and supplementary contracts involving life contingencies are determined in accordance with NAIC annual statement instructions. Traditional life, permanent and term products use a formula that applies a weighted-average interest rate determined from a seriatim valuation file to the mean average reserves. Universal life, variable life, group life insurance, annuity and supplemental contracts use a formula which applies a weighted-average credited rate to the mean account value.

The Company waives deduction of deferred fractional premium at death and returns any portion of the final premium beyond the date of death. Reserves are computed using continuous functions to reflect these practices.

The same reserve methods applied to standard policies are used for substandard reserve calculations that are based on a substandard mortality rate (a multiple of standard reserve tables).

The Company had total life insurance in force of $347,841 million and $324,110 million as of December 31, 2007 and 2006, respectively. Of this total, the Company had $39,500 million and $37,083 million of life insurance in force as of December 31, 2007 and 2006, respectively, for which the gross premium was less than the net premium according to the standard valuation set by the Division. The gross premium is less than the net premium needed to establish the reserves because the statutory reserves must use industry standard mortality tables, while the gross premium calculated in pricing uses mortality tables that reflect both the Company’s experience and the transfer of mortality risk to reinsurers.

Certain variable universal life and universal life products issued by the Company offer guaranteed minimum death benefits (“GMDBs”). GMDBs provide a death benefit if the

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

contract holder dies and the contract value is less than a guaranteed amount specified in the contract. This amount is based on the premium paid less amounts withdrawn or contract value on a specified anniversary date. The liability for GMDBs is included in policyholders’ reserves and the related change in this liability is included in change in policyholders’ reserves.

Certain individual variable annuity products issued by the Company offer GMDBs and guaranteed living benefits (“VAGLBs”). The primary types of VAGLBs offered by the Company are guaranteed minimum accumulation benefits (“GMABs”) and guaranteed minimum income benefits (“GMIBs”). The liabilities for GMDBs and VAGLBs are included in policyholders’ reserves and the related changes in these liabilities are included in change in policyholders’ reserves. The Company’s GMDB and VAGLB reserves are calculated in accordance with actuarial guidelines.

Annuity GMDBs provide a death benefit if the contract value is less than the guaranteed minimum amount. Some contracts provide that guarantee upon the contract owner’s death while others provide it upon the annuitant’s death. This amount may be based on a return of premium (the premium paid less amounts withdrawn), a roll-up (an accumulation of premium at a specified interest rate adjusted for withdrawals), a reset (the contract value on a specified anniversary date adjusted for subsequent withdrawals, which is allowed to decrease when reset), or a ratchet (the contract value on a specified anniversary date adjusted for subsequent withdrawals, which is never allowed to decrease when reset). For an annuity contract, a decline in the stock market causing the contract value to fall below the specified amount will increase the net amount at risk, which is the GMDB in excess of the contract value.

In general, VAGLBs require adherence to limitations required by a Company approved asset allocation strategy. Election of a VAGLB is generally only available at contract issue.

GMABs provide the annuity contract holder with a guaranteed minimum account value at the end of the products guarantee period. If the account value is below that guarantee at the end of the period, the account value is increased to the guaranteed level and the contract continues from that point. Options for the guarantee period are ten and 20 years.

GMIBs provide the annuity contract holder with a guaranteed minimum payment when the contract is annuitized. The GMIB would be beneficial to the contract holder if the contract holder’s account value would otherwise not provide a higher annuitization value using currently offered rates at the time of annuitization.

All policyholders’ reserves and accruals are based on the various estimates discussed previously and are presented net of reinsurance. Management believes that these liabilities and accruals will be sufficient, in conjunction with future revenues, to meet future anticipated obligations of policies and contracts in force.

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

s.	Liabilities for deposit-type contracts

Reserves for funding agreements, dividend accumulations, premium deposit funds, investment-type contracts such as supplementary contracts not involving life contingencies, and certain structured settlement annuities are based on account value or accepted actuarial methods using applicable interest rates. Fair value is estimated by discounting expected future cash flows using current market rates.

t.	Policyholders’ dividends

The liability for policyholders’ dividends includes the estimated amount of annual dividends and settlement dividends expected to be paid to policyholders in the following year. Policyholders’ dividends incurred are recorded in the Statutory Statements of Income. Dividends expected to be paid to policyholders in the following year are approved annually by the Company’s Board of Directors. The allocation of these dividends to policyholders reflects the relative contribution of each group of participating policies to surplus and considers, among other factors, investment returns, mortality and morbidity experience, expenses, and income tax charges. Settlement dividends are an extra dividend payable at termination of a policy upon maturity, death, or surrender.

u.	Asset valuation reserve

The Company maintains an asset valuation reserve (“AVR”). The AVR is a contingency reserve to stabilize surplus against fluctuations in the statement value of common stocks, real estate investments, partnerships and LLCs as well as credit-related declines in the value of bonds, mortgage loans, and certain derivatives. The AVR is reported in the Statutory Statements of Financial Position and the change in AVR is reported in the Statutory Statements of Changes in Surplus.

v.	Securities sold under agreements to repurchase

The Company has entered into contracts for securities sold under agreements to repurchase whereby the Company sells securities and simultaneously agrees to repurchase the same or substantially the same securities. Securities sold with agreement to repurchase are accounted for as collateralized borrowings with the proceeds from the sale of the securities recorded as a liability and the underlying securities recorded as an investment by the Company. Earnings on these investments are recorded as investment income and the difference between the proceeds and the amount at which the securities will be subsequently reacquired is amortized as interest expense, a component of investment expense which is reported in net investment income on the Statutory Statements of Income.

The Company provides collateral as dictated by the agreements to the counterparty in exchange for a loan amount. If the fair value of the securities sold becomes less than the loan amount, the counterparty may require additional collateral.

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

w.	Other liabilities

Other liabilities primarily include liabilities related to collateral held on derivative contracts, other payable items, and amounts held for agents.

x.	Commercial paper

The Company issues commercial paper in the form of unsecured notes in minimum denominations of $250 thousand up to a total aggregation of $1 billion. These Notes have maturities up to a maximum of 270 days from the date of issue and are sold at par less a discount representing an interest factor or, if interest bearing, at par. The Notes are not redeemable or subject to voluntary prepayments by the Company. Interest on the Notes is calculated using a 360-day year based on the actual number of days elapsed. Commercial paper is reported as a liability on the Company’s Consolidated Statement of Financial Position. Due to the short-term nature of the Notes, the carrying value is assumed to approximate fair value.

y.	Participating contracts

Participating contracts issued by the Company represented 67% of the Company’s policyholders’ reserves and liabilities for deposit-type contracts as of December 31, 2007 and 2006.

z.	Reinsurance

The Company enters into reinsurance agreements with other insurance companies in the normal course of business in order to limit its insurance risk. Such transfers do not relieve the Company of its primary liability and, as such, failure of reinsurers to honor their obligations could result in losses. The Company reduces this risk by evaluating the financial condition of reinsurers and monitoring for possible concentrations of credit risk. Premium income, benefits to policyholders, and policyholders’ reserves are stated net of reinsurance. Premium, benefits and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. The Company records a receivable for reinsured benefits paid and reduces policyholders’ reserves for the portion of insurance liabilities that are reinsured. Commissions and expense allowances on reinsurance ceded and modified coinsurance reserve adjustments on reinsurance ceded are recorded as revenue.

aa.	Premium and related expense recognition

Life insurance premium revenue is generally recognized annually on the anniversary date of the policy and excess premium for flexible products is recognized when received. Annuity premium is recognized as revenue when received. Disability income premium is recognized as revenue when due. Commissions and other costs related to issuance of new policies, and policy maintenance and settlement costs are charged to current operations when incurred. Surrender fee charges on certain life and annuity products are recorded as a reduction of benefits and expenses.

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

bb.	Realized and unrealized capital gains and losses

Realized capital gains and losses, net of taxes, exclude gains and losses deferred into the interest maintenance reserve (“IMR”) and gains and losses of the separate accounts. Realized capital gains and losses are recognized in net income and are determined using the specific identification method.

All after-tax realized capital gains and losses which result from changes in the overall level of interest rates for all types of fixed-income investments and interest-related derivative activities are deferred into the IMR and amortized into revenue. These interest-related gains and losses are amortized into net investment income using the grouped method over the remaining life of the investment sold or, in the case of derivative financial instruments, over the remaining life of the underlying asset.

Unrealized capital gains and losses are recorded as a change in surplus.

3.	New accounting standards

Adoption of new accounting standards

In December 2007, the NAIC issued Statement of Statutory Accounting Principles (“SSAP”) No. 97, “Investments in Subsidiary, Controlled and Affiliated Entities (“SCAs”), A Replacement of SSAP No. 88.” SSAP No. 97 made clarifications and provided additional guidance to SSAP No. 88. The most significant clarification was related to the requirement that SCAs, including downstream noninsurance holding companies, receive an unqualified U.S. GAAP opinion or receive an unqualified opinion on financial statements prepared in accordance with a foreign GAAP that includes an audited footnote reconciliation of the foreign GAAP to U.S. GAAP to be admitted assets. A limited exception to this audit requirement was provided to downstream noninsurance holding companies, which would allow the downstream noninsurance holding company not to be audited when certain requirements are met. Provided that the entities owned by an unaudited downstream noninsurance holding company receive U.S. GAAP audits, they are permitted to be an admitted asset. Assets of an unaudited downstream holding company would be nonadmitted. This statement is effective for fiscal year 2007. The adoption of this statement did not result in an impact on the Company.

In December 2006, the NAIC issued SSAP No. 96, “Settlement Requirements for Intercompany Transactions, An Amendment to SSAP No. 25 – Accounting for and Disclosures about Transactions with Affiliates and Other Related Parties” with an effective date of January 1, 2007. This statement establishes a statutory aging threshold for admission of loans and advances to related parties outstanding as of the reporting date. In addition, this statement establishes an aging threshold for admission of receivables associated with transactions for services provided to related parties outstanding as of the reporting date. SSAP No. 96 requires that transactions between related parties be in writing and that written agreements provide for the timely settlement of amounts owed, with a specific due date. Amounts outstanding greater than 90 days from the due date are required to be nonadmitted. Adoption of this statement did not result in an impact to the Company’s financial condition or results of operations.

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

In September 2006, the NAIC issued SSAP No. 95, “Exchanges of Nonmonetary Assets, A Replacement of SSAP No. 28 – Nonmonetary Transactions” with an effective date of January 1, 2007. SSAP No. 95 establishes statutory accounting principles for nonmonetary transactions. Specific statutory requirements for certain types of nonmonetary transactions are addressed in other statements. Accounting for nonmonetary transactions shall generally be based on the fair values of the assets or services involved. Adoption of this statement did not result in an impact to the Company’s financial condition or results of operations.

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

4.	Investments

The Company maintains a diversified investment portfolio. Investment policies limit concentration in any asset class, geographic region, industry group, economic characteristic, investment quality, or individual investment.

a.	Bonds

The carrying value and fair value of bonds were as follows:

	December 31, 2007
	Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Millions)
U. S. government	$4,945	$389	$4	$5,330
All other governments	122	24	—	146
States, territories and possessions	33	—	1	32
Special revenue	4,293	60	17	4,336
Public utilities	1,440	46	17	1,469
Industrial and miscellaneous	26,762	691	592	26,861
Credit tenant loans	189	11	—	200
Parent, subsidiaries and affiliates	2,427	6	74	2,359

Total	$40,211	$1,227	$705	$40,733

	December 31, 2006
	Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Millions)
U. S. government	$4,627	$223	$11	$4,839
All other governments	101	21	—	122
States, territories and possessions	33	—	1	32
Special revenue	5,205	57	44	5,218
Public utilities	1,420	44	19	1,445
Industrial and miscellaneous	26,637	625	255	27,007
Credit tenant loans	206	12	—	218
Parent, subsidiaries and affiliates	2,104	4	106	2,002

Total	$40,333	$986	$436	$40,883

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The table below sets forth the Securities Valuation Office ratings for the bond portfolio along with what the Company believes were the equivalent rating agency designations:

		December 31,
		2007		2006
NAIC Class	Equivalent Rating Agency Designation	Carrying Value	% of Total	Carrying Value	% of Total
		($ In Millions)
1	Aaa/Aa/A	$27,245	68%	$27,358	68%
2	Baa	9,299	23	9,464	24
3	Ba	1,601	4	1,688	4
4	B	1,640	4	1,375	3
5	Caa and lower	363	1	252	1
6	In or near default	63	—	196	—

	Total	$40,211	100%	$40,333	100%

As a result of the continuing decline in the credit markets, certain bonds may have a credit quality which is lower than the December 31, 2007 NAIC class and equivalent rating agency designations in the above table.

The following table summarizes the carrying value and fair value of bonds as of December 31, 2007 by contractual maturity. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without prepayment penalties. Securities that are not due on a single maturity date are included as of the final maturity.

	Carrying Value	Fair Value
	(In Millions)
Due in one year or less	$1,743	$1,738
Due after one year through five years	8,262	8,419
Due after five years through ten years	10,980	11,109
Due after ten years	19,226	19,467

Total	$40,211	$40,733

The proceeds from sales, gross realized capital gain and loss activity on sales and other-than-temporary impairments on bonds were as follows:

	Years Ended December 31,
	2007	2006	2005
	(In Millions)
Proceeds from sales	$4,411	$6,747	$12,762
Gross realized capital gains on sales	95	90	105
Gross realized capital losses on sales	(43)	(87)	(80)
Other-than-temporary impairments	(504)	(32)	(58)

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Of the $504 million of other-than-temporary impairments, 46% were determined based on internally developed models.

Portions of realized capital gains and losses which were determined to be interest related were deferred into the IMR.

The book values of investments are written down when a decline in value is considered to be other-than-temporary. Through December 31, 2007, the Company recognized $504 million of impairment losses. The Company employs a systematic methodology to evaluate other-than-temporary impairments. The methodology to evaluate declines in value utilizes a quantitative and qualitative process ensuring that available evidence concerning the declines is evaluated in a disciplined manner.

The following is an analysis of the fair values and gross unrealized losses aggregated by bond category and length of time that the securities were in a continuous unrealized loss position as of December 31, 2007 and 2006.

	December 31, 2007
	Less than 12 months			12 months or longer
	Fair Value	Unrealized Losses	Number of Issuers	Fair Value	Unrealized Losses	Number of Issuers
	($ In Millions)
U. S. government	$222	$1	9	$155	$3	116
All other governments	25	—	1	2	—	1
States, territories and possessions	—	—	1	30	1	2
Special revenue	708	1	29	909	16	65
Public utilities	147	3	38	333	14	44
Industrial and miscellaneous	7,829	391	1,133	4,937	187	424
Credit tenant loans	45	—	2	—	—	—
Parent, subsidiaries and affiliates	426	56	11	52	1	2

Total	$9,402	$452	1,224	$6,418	$222	654

Note – The unrealized losses in this table do not include $39 million of unrealized losses related to foreign currency amounts recorded in surplus, but do include $8 million of unrealized losses on NAIC category 6 bonds.

For industrial and miscellaneous, the majority of the unrealized losses less than 12 months as of December 31, 2007 were in residential mortgage–backed securities and resulted from the widening of credit spreads and the continuing decline in the credit markets. Deterioration of underlying collateral or downgrades of credit ratings may lead to further declines in value.

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

	December 31, 2006
	Less than 12 months			12 months or longer
	Fair Value	Unrealized Losses	Number of Issuers	Fair Value	Unrealized Losses	Number of Issuers
	($ In Millions)
U. S. government	$574	$3	53	$228	$8	153
All other governments	—	—	—	2	—	1
States, territories and possessions	—	—	—	30	1	2
Special revenue	1,544	14	41	1,001	29	107
Public utilities	164	2	34	494	18	65
Industrial and miscellaneous	4,422	58	586	6,064	213	560
Credit tenant loans	35	—	3	22	—	3
Parent, subsidiaries and affiliates	118	102	7	82	1	4

	$6,857	$179	724	$7,923	$270	895

Note – The unrealized losses in this table do not include $6 million of unrealized losses related to foreign currency amounts recorded in surplus, but do include $19 million of unrealized losses on NAIC category 6 bonds.

For U.S. government and special revenue investments, the unrealized losses as of December 31, 2006 were primarily caused by increases in interest rates since original purchase. The unrealized loss for a period of 12 months or more for special revenue investments amounted to $29 million. These investments are of the highest credit quality rating and are backed by the U.S. government or government sponsored agencies. For U.S. governments, $8 million was in an unrealized loss position for a period of 12 months or more. The contractual terms of these investments are guaranteed by the full faith and credit of the U.S. government and cannot be settled for less than par at maturity.

For industrial and miscellaneous and public utilities, the majority of the unrealized losses as of December 31, 2006 were due to changes in interest rates and were spread across multiple industry sectors with no single sector experiencing a disproportionate amount of losses as compared to other sectors. For these investments, $231 million was in an unrealized loss position for a period of 12 months or more.

Based on the Company’s policies for the evaluation of impairments discussed in Note 2c, the Company did not consider these investments to be other-than-temporarily impaired as of December 31, 2007 and 2006.

The Company did not sell any securities with the NAIC’s designation 3 or below during the year ended December 31, 2007 that were reacquired within 30 days of the sale date.

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

For the year ended December 31, 2006, the Company had one wash sale transaction of an NAIC 3 rated bond with a book value of $1 million. The cost of the repurchased security and the gain on the transaction were less than $1 million.

The Company had assets in the amount of $43 million and $28 million as of December 31, 2007 and 2006, respectively, which were on deposit with government authorities or trustees as required by law.

Residential mortgage-backed securities

The Company holds certain investments backed by pools of residential mortgages. The majority of these investments are included in bonds. The mortgages in these pools have varying risk characteristics and are commonly categorized as being of U.S. Government agency and non-agency prime, Alt-A and subprime borrower quality. The mortgage collateral classified as U.S. Government agency is considered of lowest relative risk while those classified as subprime are of the highest relative risk. Of the $26,762 million of industrial and miscellaneous bonds, the Company had $12,286 million of residential mortgage-backed securities (“RMBS”) of which $7,629 million was prime, $3,419 million was Alt-A and $1,238 million was subprime. The Alt-A category includes option adjustable rate mortgages and subprime investments include “scratch and dent” pools, high loan to value pools, and pools where the borrowers have very impaired credit but the average loan to value is low, typically 70% or below. In identifying Alt-A and subprime exposure, management utilized a combination of qualitative and quantitative factors, including FICO scores and loan to value ratios.

In 2007, market conditions for subprime and Alt-A investments deteriorated due to higher delinquencies, reduced home prices, and reduced refinancing opportunities. This market turbulence has spread to other credit markets. It is unclear how long it will take for a return to more normal market conditions. Over the second half of 2007 there were a large number of credit downgrades by rating agencies for residential mortgage-backed investments. Subsequent to year end there were additional credit downgrades for securities backed by residential mortgage pools which were held by the Company, however such downgrades did not significantly change the overall credit quality mix of the RMBS portfolio.

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The actual cost, carrying value, fair value, and related gross realized losses from other-than-temporary impairments of the Company’s investments with significant subprime and Alt-A exposure were as follows:

Subprime

	December 31, 2007
	Actual Cost	Adjusted Carrying Value	Fair Value	Other-Than- Temporary Impairments
	(In Millions)
Bonds:
Residential mortgage-backed securities	$1,356	$1,237	$1,183	$123
Collateralized debt obligations	23	1	3	23

Total	$1,379	$1,238	$1,186	$146

Alt-A

	December 31, 2007
	(In millions)
	Actual Cost	Adjusted Carrying Value	Fair Value	Other-Than- Temporary Impairments
	(In Millions)
Bonds:
Residential mortgage-backed securities	$3,540	$3,346	$3,183	$205
Collateralized debt obligations	112	21	17	97
Other bonds	52	52	52	—

Total	$3,704	$3,419	$3,252	$302

The following table shows the percentage by statement value of subprime and Alt-A bonds by vintage (representing the year the pool of loans was originated) and credit quality as of December 31, 2007.

Year	AAA	AA	A	BBB	BB& Below	Total
2007	9.5%	1.0%	0.1%	0.2%	—%	10.8%
2006	37.8	1.2	0.2	0.8	0.4	40.4
2005 & prior	41.0	6.6	0.7	0.4	0.1	48.8

Total	88.3%	8.8%	1.0%	1.4%	0.5%	100.0%

Management’s judgment regarding fair value, including the difficulty of obtaining readily determinable prices for residential mortgage-backed investments and other investments impacted by the current illiquid credit market environment, depends upon evolving conditions that can alter the anticipated cash flows realized by investors. Further deterioration of market conditions and related management judgments of fair value could negatively impact the Company’s statement of operations and fair value disclosures in future periods.

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

b.	Preferred stocks

The carrying value of preferred stocks was $152 million and $255 million as of December 31, 2007 and 2006, respectively. The fair value of preferred stocks was $152 million and $273 million as of December 31, 2007 and 2006, respectively.

Through December 31, 2007, the Company had realized gains of $5 million, no realized losses, and $24 million in other-than-temporary impairments. Through December 31, 2006, the Company had $17 million in realized gains, no realized losses, and $1 million in other-than-temporary impairments. Through December 31, 2005, the Company had $17 million in realized gains, $2 million in realized losses, and $1 million in other-than-temporary impairments.

As of December 31, 2007, the Company had preferred stock with Alt-A exposure to residential mortgage-backed securities with a cost, carrying value, and fair value of $3 million.

As of December 31, 2007 and 2006, the Company had carrying values of $139 million and $145 million, respectively, in preferred stocks for which the transfer of ownership was restricted by contractual requirements.

c.	Common stocks - unaffiliated

The adjusted cost basis and carrying value of common stocks were as follows:

	December 31,
	2007	2006
	(In Millions)
Adjusted cost basis	$579	$848
Gross unrealized gains	215	320
Gross unrealized losses	(29)	(23)

Carrying value	$765	$1,145

The realized gain and loss activity of common stocks were as follows:

	Years Ended December 31,
	2007	2006	2005
	(In Millions)
Gross realized capital gains on sales	$184	$224	$160
Gross realized capital losses on sales	(39)	(33)	(14)
Other-than-temporary impairments	(38)	(8)	(18)

As of December 31, 2007, investments in common stock in an unrealized loss position included holdings with a fair value of $197 million in 405 issuers. These holdings were in an unrealized loss position of $29 million, $4 million of which were in an unrealized loss position more than 12 months. As of December 31, 2006, investments in common

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

stock with an unrealized loss position included holdings with a fair value of $71 million in 202 issuers. These holdings were in an unrealized loss position of $23 million, $8 million of which were in an unrealized loss position more than 12 months. Based upon the Company’s impairment review process, the decline in value of these securities was not considered to be other-than-temporary as of December 31, 2007 and 2006.

As of December 31, 2007, the Company had common stock with exposure to residential mortgage-backed securities of $15 million.

As of December 31, 2007 and 2006, the Company had a carrying value of $134 million and $309 million, respectively, in common stocks for which the transfer of ownership was restricted by contractual requirements.

d.	Mortgage loans

Mortgage loans, comprised of commercial mortgage loans and residential mortgage loan pools, were $11,402 million and $10,007 million as of December 31, 2007 and 2006, respectively. There was no valuation allowance recorded as of December 31, 2007, and a valuation allowance of $22 million was recorded as of December 31, 2006. The Company’s commercial mortgage loans primarily finance various types of commercial real estate properties throughout the United States. Residential mortgage loan pools are pools of homogeneous residential mortgage loans substantially backed by Federal Housing Administration (“FHA”) and Veterans Administration (“VA”) guarantees. On occasion, the Company advances funds for the payment of items such as real estate taxes, legal bills, and appraisals prepared by a Member Appraisal Institute designated appraiser to protect collateral. Typically, advances are made on problem loans for which the Company is in negotiations with the borrower. To the extent that advances are not recoverable, they are written off as a realized loss upon the disposition of the mortgage loan. Taxes, assessments and other amounts advanced on behalf of a third party that were not included in the mortgage loan carrying value total were less than $1 million as of December 31, 2007 and 2006.

As of December 31, 2007, scheduled mortgage loan maturities, net of valuation allowances, were as follows:

(In Millions)
2008	$371
2009	537
2010	953
2011	1,008
2012	1,476
Thereafter	4,397

Commercial mortgage loans	8,742
Residential mortgage loan pools	2,660

Total mortgage loans	$11,402

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Included in commercial mortgage loans in the above table were $159 million of mezzanine loans.

As of December 31, 2007 and 2006, the lending rates, including fixed and variable, on the portfolio of mortgage loans were:

	December 31, 2007			December 31, 2006
	Low	High	Weighted Average	Low	High	Weighted Average
Commercial mortgage loans	3.9%	10.4%	6.1%	3.9%	10.4%	6.3%
Residential mortgage loan pools	4.2%	13.7%	6.7%	4.1%	13.1%	6.9%
Mezzanine mortgage loans	8.0%	18.0%	11.4%	8.0%	20.0%	12.9%

During the years ended December 31, 2007 and 2006, mortgage loan lending rates, including fixed and variable, on new issues were:

	2007		2006
	Low	High	Low	High
Commercial mortgage loans	4.8%	8.9%	5.3%	9.9%
Residential mortgage loan pools	5.6%	7.2%	5.9%	7.5%
Mezzanine mortgage loans	8.0%	14.0%	9.0%	18.0%

The maximum percentage of any one commercial mortgage loan to the estimated value of secured collateral at the time the loan was originated, exclusive of mezzanine, insured, guaranteed or purchase money mortgages, was 89.5% and 86.3% as of December 31, 2007 and 2006, respectively. The maximum percentage of any one mezzanine loan to the estimated value of secured collateral at the time the loan was originated was 97.5% and 98.6% as of December 31, 2007 and 2006, respectively.

The gain and loss activity of mortgage loans was as follows:

	Years Ended December 31,
	2007	2006	2005
		(In Millions)
Gross realized investment gains	$17	$26	$65
Gross realized investment losses	(2)	(5)	(2)
Other-than-temporary impairments and write offs	(21)	—	—

As of December 31, 2007 and 2006, the Company had no restructured loans. Restructured loans typically have been modified to defer a portion of the contracted interest payments to future periods. No interest was deferred to future periods for the years ended December 31, 2007 and 2006.

Interest deferred to future periods from mortgage loans on properties under development was $8 million and $1 million, respectively, for the years ended December 31, 2007 and 2006.

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

During 2007, the Company wrote-off one mortgage loan that was foreclosed. The $22 million loss related to this loan was recorded as a realized capital loss. As of December 31, 2006, the $22 million was recorded in a valuation allowance and the change in valuation allowance was recorded through surplus.

The Company does not originate any residential mortgages but invests in residential mortgage loan pools which may contain mortgages of subprime credit quality. As of December 31, 2007, the Company had no direct subprime exposure through the origination of residential mortgage loans or purchases of unsecuritized whole-loan pools. The Company purchases seasoned loan pools, most of which are FHA insured or VA guaranteed. As of December 31, 2007, the Company had mortgages with residential mortgage-backed exposure with a carrying value of $2,660 which were FHA insured or VA guaranteed.

Impaired mortgage loans consisted of the following:

	December 31,
	2007	2006
	(In Millions)
Impaired mortgage loans with valuation allowance	$—	$22
Less valuation allowance on impaired loans	—	(22)

Net carrying value of impaired mortgage loans	$—	$—

Average recorded investment in impaired loans	$—	$21

There was no interest income on impaired loans for the year ended December 31, 2007. There was $2 million and less than $1 million interest on impaired loans for the years ended December 31, 2006 and 2005, respectively.

There were no mortgage loans with interest more than 180 days past due as of December 31, 2007 or 2006.

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The geographic distribution of mortgage loans was as follows:

	December 31,
	2007	2006
	(In Millions)
California	$2,319	$1,803
Massachusetts	653	650
Texas	621	620
Illinois	506	393
Washington	373	316
New York	319	363
All other states	3,305	3,211
Canada	646	316

Total commercial mortgage loans	8,742	7,672
Residential mortgage loan pools	2,660	2,335

Total mortgage loans	$11,402	$10,007

Included in commercial mortgage loans in the above table were $159 million of mezzanine loans.

All other states includes mortgage loans that are spread widely across various states.

Geographical concentration is considered prior to the purchase of mortgage loans and residential mortgage loan pools. There was no material negative impact to surplus based on the geographical concentrations for the years ended December 31, 2007 and 2006.

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

e.	Real estate

The carrying value of real estate was as follows:

	December 31,
	2007	2006
	(In Millions)
Held for the production of income	$1,758	$1,904
Accumulated depreciation	(614)	(600)
Encumbrances	(257)	(287)

Held for the production of income, net	887	1,017

Held for sale	198	169
Accumulated depreciation	(41)	(62)

Held for sale, net	157	107

Occupied by the Company	212	210
Accumulated depreciation	(80)	(69)

Occupied by the Company, net	132	141

Total real estate	$1,176	$1,265

The carrying value of non-income producing real estate as of December 31, 2007 was $57 million, including one residential complex for $32 million and three land parcels for $25 million, all of which were under development except one land parcel. The carrying value of non-income producing real estate as of December 31, 2006, consisting primarily of land, was $14 million. As of December 31, 2006, one non-income producing real estate property with a carrying value of less than $1 million was under development.

Depreciation expense on real estate was $87 million, $85 million, and $93 million for the years ended December 31, 2007, 2006, and 2005, respectively.

The gain and loss activity of real estate investments was as follows:

	Years Ended December 31,
	2007	2006	2005
	(In Millions)
Gross realized capital gains on sales	$208	$92	$158
Gross realized capital losses on sales	(17)	(36)	(7)
Impairment losses	—	—	(9)

The Company invests in real estate as part of its diversified investment strategy. Properties are acquired and managed for net income growth and increasing value. Properties acquired through foreclosure are managed similarly. If a property in the portfolio is underperforming or is not expected to outperform the market in the future it is recommended for sale. Upon management’s approval for the sale of a property it is classified as held for sale. Properties acquired through foreclosure are classified as held for sale.

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

During 2007, three hotels, two residential complexes, and three office complexes acquired in previous years were classified as held for sale. Of these eight properties, one hotel and one office complex were sold in 2007 for a net gain of $106 million. During 2007, ten single family residences were acquired as part of an employee relocation program and classified as held for sale. Four of these properties were sold for a net loss of less than $1 million. As of December 31, 2007, the Company held fourteen properties classified as held for sale.

Of the ten properties classified as held for sale as of December 31, 2006, two single family residences, a retail center, an industrial complex, and three office complexes were sold for a net gain of $101 million. A condominium complex was reclassified from held for sale to held for the production of income after all available condominiums were sold. Another, all land, was split into two properties, a portion of this being kept in held for sale and the rest of the land reclassified to held for the production of income. Two of the properties, a single family residence and land, remained classified as held for sale as of December 31, 2007.

During 2006, the Company completed a transition of certain insurance operations to a new office and realized a loss of $1 million on disposition of the old office. Also during 2006, three offices, a hotel, an apartment complex, a condominium complex and an industrial building acquired in previous years were classified as held for sale. Of these seven properties, the hotel and apartment complex were sold in 2006 for a net gain of $43 million. As of December 31, 2006, the Company held ten properties classified as held for sale.

During 2006, eleven single family residences were acquired as part of an employee relocation program and subsequently classified as held for sale. Of these properties, eight were sold during 2006 for a net loss of less than $1 million.

Cornerstone Property Fund

In 2004 the Company transferred real estate with a fair value of $533 million into a real estate separate account, Cornerstone Property Fund, offered to contract holders.

In 2006, the assets and liabilities of the real estate separate account were transferred to two new partnerships, Cornerstone Holding LP and Cornerstone Patriot Non-REIT Holding LP (the “new partnerships”), which are included in partnerships and LLCs in the Consolidated Statements of Financial Position. At the time of the transfer, all risks and rewards of the real estate separate account were effectively transferred to the new partnerships. This non-cash transfer effectively transferred the Company’s investment in the real estate separate account into these partnership interests. At the time of the 2006 transfer, all of the previously recorded deferred gains of $142 million were offset against the market value of the properties thereby bringing the Company’s investment in the new partnerships back to the Company’s historical cost of $398 million. The Company did not record a gain or loss associated with this transfer. For the portion of the new

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

partnerships owned by outside investors, the Company recorded a surrender of their group annuity contracts and an offsetting change in reserves to effect the movement of the outside investors’ interest from the separate account to the new partnerships.

Of the real estate investments transferred into the new partnerships, the Company retained legal title to five of the properties (the “specified properties”) with an approximate market value of $315 million. With regard to these specified properties, the Company and the new partnerships also entered into a Total Return and Property Use Contribution Agreement (“TRAPUA”). The TRAPUA conveyed full economic ownership of these properties to the new partnerships. The new partnerships are entitled to, and receive directly, all money and items flowing from the specified properties including the proceeds from sale of said properties. The new partnerships also pay all operating expenses, debt service and capital expenditures for the specified properties. The new partnerships indemnify the Company and any of its affiliates against, and agree to hold the Company harmless from, any and all losses in connection with the specified properties. As the Company retained legal title to the specified properties, the Company remains primarily liable for obligations that may arise related to these specified properties in the event the new partnerships cannot meet their obligations under the TRAPUA. The Company records these specified properties at a nominal value as real estate. In substance, the book value of the specified properties has been moved from real estate to a partnership interest.

f.	Partnerships and limited liability companies

Partnership and LLC holdings, at carrying value, had characteristics of:

	Years Ended December 31,
	2007	2006
	(In Millions)
Common stocks	$3,007	$2,332
Real estate	1,045	859
Low income housing tax credits (“LIHTCs”)	236	231
Bonds	145	74
Mortgage loans	97	68
Other	345	212

Total	$4,875	$3,776

The gain and loss activity of partnerships and LLCs was as follows:

	Years Ended December 31,
	2007	2006	2005
	(In Millions)
Gross realized capital gains on sales	$9	$67	$44
Gross realized capital losses on sales	—	(2)	(7)
Other-than-temporary impairments	(98)	(9)	(27)

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Included in other-than-temporary impairments is $63 million attributable to the continuing decline in credit markets. As of December 31, 2007, one partnership with significant subprime exposure held by the Company, Merryall Fund, had an actual cost of $55 million, fair value and carrying value of $13 million, and related gross realized losses from other-than-temporary impairments of $28 million. One partnership with significant Alt-A exposure held by the Company, Quantitative Enhanced Decisions Fund, had an actual cost of $96 million, carrying value and fair value of $45 million, and related gross realized losses from other-than-temporary impairments of $35 million. Of the $98 million of other-than-temporary impairments, all were determined based on internally developed models.

The Company invests in partnerships which generate low income housing tax credits. These investments currently have unexpired tax credits which range from 1 to 11 years and have an initial 15 year holding period requirement. For determining other-than-temporary impairments on LIHTC investments, the Company uses the present value of all future benefits, the majority of which are tax credits, discounted at a risk free rate of 4.25% and compares the result to its current book value. Other-than-temporary impairments for the year ended December 31, 2007, were $4 million on Affordable Housing Tax Credit Funds which consisted of Boston Financial Equity Tax Credit-III for $2 million, MM Guilford Fund for $1 million, and Boston Financial Equity Tax Credit I for $1 million. Other-than-temporary impairments for the year ended December 31, 2006 were $5 million, which consisted of MMA Financial LLC for $2 million and WFC Apartments LP, Countryside Corp Tax III and Alliant Tax Credit Fund for approximately $1 million each. There were no write-downs or reclassifications made during the years ended December 31, 2007 or 2006 due to forfeiture or ineligibility of tax credits or similar issues. In addition, there are no LIHTC investments currently subject to regulatory review.

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

g.	Net investment income

Net investment income was derived from the following sources:

	Years Ended December 31,
	2007	2006	2005
	(In Millions)
Bonds	$2,448	$2,410	$2,286
Preferred stocks	18	4	2
Common stocks - subsidiaries and affiliates	390	201	138
Common stocks - unaffiliated	52	66	51
Mortgage loans	702	626	585
Policy loans	606	557	524
Real estate	221	221	252
Partnerships and LLCs	445	293	230
Derivatives and other invested assets	150	181	277
Cash, cash equivalents and short-term investments	89	104	130

Subtotal investment income	5,121	4,663	4,475
Amortization of the IMR	(24)	(57)	(24)
Net gain from separate accounts	7	18	26
Less investment expenses	(487)	(469)	(455)

Net investment income	$4,617	$4,155	$4,022

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

h.	Net realized capital gains and losses

Net realized capital (losses) gains were comprised of the following:

	Years Ended December 31,
	2007	2006	2005
	(In Millions)
Bonds	$(452)	$(29)	$(33)
Preferred stocks	(19)	16	14
Common stocks - subsidiaries and affiliates	4	18	1
Common stocks - unaffiliated	107	183	128
Mortgage loans	(6)	21	63
Real estate	191	56	142
Partnerships and LLC’s	(89)	56	10
Derivatives and other	(162)	(72)	(221)
Federal and state taxes	(45)	(51)	1

Net realized capital (losses) gains before deferral to the IMR	(471)	198	105
Net losses deferred to the IMR	31	76	168
Less taxes	9	(26)	(59)

Net after tax losses deferred to the IMR	40	50	109

Net realized capital (losses) gains	$(431)	$248	$214

Net realized (losses) gains on derivative financial instruments by type were as follows:

	Years Ended December 31,
	2007	2006	2005
	(In Millions)
Interest rate swaps	$(40)	$(76)	$(120)
Currency swaps	(18)	94	(11)
Equity and credit default swaps	—	—	1
Options	(41)	1	(50)
Forward contracts	(7)	(5)	(20)
Financial futures	(34)	6	(19)

Net derivative realized capital (losses) gains	(140)	20	(219)
Other	(22)	(92)	(2)

Total derivatives and other losses	$(162)	$(72)	$(221)

The $92 million of other losses in 2006 were primarily due to the maturity of a medium term note in the second quarter which resulted in foreign currency exchange losses of $102 million.

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

i.	Securities lending

As of December 31, 2007 and 2006, securities with a fair value of $92 million and $271 million, respectively, were on loan. Collateral in the form of securities of $95 million and $280 million was held on the Company’s behalf, by a trustee, as of December 31 2007 and 2006, respectively. The Company retains control over the loaned securities, which remain assets of the Company, and are not removed from the accounting records.

j.	Securities purchased under agreements to resell and sold under agreements to repurchase

As of December 31, 2007, the Company had securities purchased under agreements to resell of $1,151 million with maturities ranging from January 2 through January 18, 2008 and interest rates ranging from 5.0% to 6.0%. The outstanding amount as of December 31, 2007 was collateralized by bonds with a fair value of $1,213 million and cash of $19 million. As of December 31, 2006, the Company did not have any securities purchased under agreements to resell. Securities purchased under agreements to resell are included in cash, cash equivalents, and short-term investments on the Statutory Statements of Financial Position.

As of December 31, 2007 and 2006, the Company had securities sold under agreements to repurchase with total carrying values of $2,051 million and $1,183 million, respectively. As of December 31, 2007, the maturities of these agreements ranged from January 3, 2008 through March 6, 2008 and the interest rates ranged from 3.1% to 5.5%. The outstanding amounts as of December 31, 2007 and 2006 were collateralized by bonds with a fair value of $2,084 million and $1,182 million, respectively and cash of $45 million as of December 31, 2007.

5.	Common stocks – subsidiaries and affiliates

The Company has two primary domestic life insurance subsidiaries, C.M. Life Insurance Company (“C.M. Life”), a subsidiary which primarily writes fixed and variable annuities and universal life insurance business, and MML Bay State Life Insurance Company (“Bay State”), a subsidiary of C.M. Life which primarily writes variable life and bank-owned life insurance business.

One of the Company’s wholly owned subsidiaries, MassMutual Holding LLC (“MMHLLC”), is the parent of subsidiaries which include retail and institutional asset management, registered broker dealers, and international life and annuity operations.

The Company recognized $15 million of other-than-temporary impairments on an affiliated company, all of which was based on internal models.

As of December 31, 2007, the Company had a carrying value of $40 million in common stocks for which the transfer of ownership was restricted by contractual requirements. As of December 31, 2006, the Company had no common stocks for which the transfer of ownership was restricted by contractual requirements.

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The Company does not rely on dividends from its subsidiaries to meet its operating cash flow requirements. For C.M. Life, substantially all of the statutory shareholder’s equity of approximately $608 million as of December 31, 2007 was subject to dividend restrictions imposed by state regulations. C.M. Life is required to obtain prior approval from the State of Connecticut Insurance Department for dividend payments in 2008.

International insurance subsidiaries primarily include operations in Japan, Taiwan and Hong Kong. Historically, the Company has reinvested a substantial portion of its unrestricted earnings in these operations.

In 2006, the ownership of Golden Retirement Resources Inc. was transferred from MMHLLC to the Company. On September 15, 2006, Golden Retirement Resources Inc. was liquidated into the Company resulting in no gain or loss.

In 2007 and 2006, the Company contributed capital of $194 million and $86 million, respectively, to its subsidiaries including MMHLLC. Additionally, in 2007, the Company received return of capital of $87 million from its subsidiaries including MMHLLC.

The Company received cash dividends from MMHLLC of $350 million and $175 million in 2007 and 2006, respectively. The carrying value of MMHLLC was $2,001 million and $1,955 million as of December 31, 2007 and 2006, respectively. The Company held debt issued by MMHLLC and its subsidiaries that amounted to $1,023 million as of December 31, 2007 and 2006. The Company recorded interest income on MMHLLC debt of $75 million and $66 million in 2007 and 2006, respectively.

Summarized below is combined statutory financial information for the unconsolidated domestic life insurance subsidiaries:

	As of and for the Years Ended December 31,
	2007	2006	2005
	(In Millions)
Total revenue	$1,088	$1,220	$1,367
Net income	97	155	137
Assets	13,262	13,674	13,544
Liabilities	12,471	12,959	12,892
Equity	791	715	652

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Summarized below is GAAP financial information for the unconsolidated subsidiaries; not included above:

	As of and for the Years Ended December 31,
	2007	2006	2005
	(In Millions)
Total revenue	$6,799	$6,364	$5,029
Net income	521	456	693
Assets	44,457	34,907	27,577
Liabilities	41,117	31,857	24,875
Equity	3,340	3,050	2,702

The GAAP equity value for the unconsolidated subsidiaries includes the statutory carrying value of MMHLLC, the carrying value of MMHLLC that is nonadmitted under statutory accounting principles, and the GAAP equity value of other unconsolidated subsidiaries that are not consolidated under MMHLLC.

6.	Derivative financial instruments

The Company uses derivative financial instruments in the normal course of business to manage risks, primarily to reduce interest rate and duration imbalances determined in asset/liability analyses. The Company also uses a combination of derivatives and fixed income investments to create synthetic investment positions. These combined investments are created opportunistically when they are economically more attractive than the replicated instrument or when the replicated instruments are unavailable. Approximately $140 million, in synthetic assets are considered replicated asset transactions as defined under statutory accounting principles. The Company’s derivative strategy employs a variety of derivative financial instruments, including interest rate swaps, currency swaps, equity and credit default swaps, options, interest rate caps and floors, forward contracts, and financial futures. Investment risk is assessed on a portfolio basis and individual derivative financial instruments are not designated in hedging relationships; therefore, as allowed by accounting rules, the Company specifically and intentionally made the decision not to apply hedge accounting.

Under interest rate swaps, the Company agrees, at specified intervals, to an exchange of variable rate and fixed rate interest payments calculated by reference to an agreed upon notional principal amount. Typically, no cash is exchanged at the outset of the contract and no principal payments are made by either party. Cash is paid or received based on the terms of the swap. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by one counterparty at each due date. Interest rate swaps are primarily utilized to more closely match the interest rate cash flows of assets and liabilities. Interest rate swaps are also used to mitigate changes in the value of assets anticipated to be purchased and other anticipated transactions and commitments.

Under currency swaps, the Company agrees to an exchange of principal denominated in two different currencies at current rates, under an agreement to repay the principal at a specified future date and rate. The Company utilizes currency swaps for the purpose of managing currency exchange risks in its assets and its liabilities.

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Credit default swaps involve a transfer of credit risk of fixed income instruments from one party to another in exchange for periodic premium payments. The buyer of the credit swap receives credit protection, whereas the seller of the swap guarantees the credit worthiness of the underlying security. This transfers the risk of default from the buyer of the swap to the seller. If a specified credit event occurs, as defined by the agreement, the seller is obligated to pay the counterparty the contractually agreed upon amount and receives in return the underlying security in an amount equal to the notional value of the credit default swap. A credit event is generally defined as default on contractually obligated interest or principal payments or bankruptcy.

The Company uses credit default swaps to either reduce exposure to particular issuers by buying protection or increase exposure to issuers by selling protection against specified credit events. The Company buys protection as an efficient means to reduce credit exposure to particular issuers or sectors in the Company’s investment portfolio. The Company sells protection to enhance the return on its investment portfolio by providing comparable exposure to fixed income securities that might not be available in the primary market or to enter into synthetic transactions by buying a high quality liquid bond to match against the credit default swap.

Options grant the purchaser the right to buy or sell a security or enter into a derivative transaction at a stated price within a stated period. The Company’s option contracts have terms of up to 15 years. A swaption is an option to enter into an interest rate swap at a future date. The Company purchases these options in order to protect against undesirable financial effects resulting from interest rate exposures that exist in its assets and/or liabilities.

Interest rate cap agreements are option contracts in which the seller agrees to limit the purchaser’s risk associated with an increase in a reference rate or index in return for a premium. Interest rate floor agreements are option contracts in which the seller agrees to limit the purchaser’s risk associated with a decline in a reference rate or index in return for a premium. The Company is exposed to policyholder surrenders during a rising interest rate environment. Interest rate cap and swaption contracts are used to mitigate the Company’s loss in this environment. These derivatives are also used to reduce the duration risk in certain investment portfolios. These derivative instruments are used to reduce the duration risk of fixed maturity investments to match certain life insurance products in accordance with the Company’s asset and liability management policy.

The Company utilizes certain other agreements including forward contracts and financial futures to reduce exposures to various risks. Forward contracts and financial futures are used by the Company to manage market risks relating to interest rates. Currency forwards are contracts in which the Company agrees with other parties to exchange specified amounts of identified currencies at a specified future date. Typically, the exchange is agreed upon at the time of the contract. The Company also uses “to be announced” (“TBAs”) forward contracts to participate in the investment return on mortgage-backed securities. The Company believes that TBAs can provide a more liquid and cost effective method than purchasing or selling individual mortgage-backed pools. Typically, the price is agreed upon at the time of the

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

contract and payment is made at a specified future date. The Company usually does not purchase TBAs with settlement by the first possible delivery date and thus accounts for these TBAs as derivatives. TBAs which settle on the first possible delivery date are accounted for as bonds. The Company’s futures contracts are exchange traded and have credit risk. Margin requirements are met with the deposit of securities. Futures contracts are generally settled with offsetting transactions.

The Company’s principal derivative market risk exposures are interest rate risk, which includes the impact of inflation, and credit risk. Interest rate risk pertains to the change in fair value of the derivative instruments as market interest rates move. The Company is exposed to credit-related losses in the event of non-performance by counterparties to derivative financial instruments. In order to minimize credit risk, the Company and its derivative counterparties require collateral to be posted in the amount owed under each transaction, subject to threshold and minimum transfer amounts that are functions of the rating on the counterparty’s long term, unsecured, unsubordinated debt. Additionally, in many instances, the Company enters into agreements with counterparties that allow for contracts in a positive position, where the Company is due amounts, to be offset by contracts in a negative position. This right of offset, combined with collateral obtained from counterparties, reduces the Company’s exposure. As of December 31, 2007 and 2006, collateral of $968 million and $873 million, respectively, was pledged by the counterparties. Market value exposure at risk, in a net gain position, net of offsets and collateral, was $314 million and $139 million at December 31, 2007 and 2006, respectively. Negative values in the carrying value of a particular derivative category can result from a counterparty’s right to offset positions in multiple derivative financial instruments. The Company regularly monitors counterparty credit ratings and exposures, derivatives positions and valuations, and the value of collateral posted to ensure counterparties are credit-worthy and the concentration of exposure is minimized. The Company monitors this exposure as part of its management of the Company’s overall credit exposures.

The following tables summarize the carrying values and notional amounts of the Company’s derivative financial instruments:

	December 31, 2007
	Assets		Liabilities
	Carrying Value	Notional Amount	Carrying Value	Notional Amount
	(In Millions)
Interest rate swaps	$892	$47,318	$(20)	$2,886
Currency swaps	179	1,143	157	677
Asset, equity and credit default swaps	32	1,253	(4)	153
Options	263	8,685	(36)	732
Interest rate caps and floors	—	140	—	—
Forward contracts	—	570	8	976
Financial futures—long positions	—	254	—	—
Financial futures—short positions	—	186	—	—

Total	$1,366	$59,549	$105	$5,424

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

	December 31, 2006
	Assets		Liabilities
	Carrying Value	Notional Amount	Carrying Value	Notional Amount
	(In Millions)
Interest rate swaps	$584	$27,582	$10	$2,318
Currency swaps	180	1,323	61	275
Asset, equity and credit default swaps	(5)	736	1	224
Options	212	6,614	(4)	120
Interest rate caps and floors	—	10	—	30
Forward contracts	(12)	1,107	(1)	224
Financial futures - long positions	—	413	—	—

Total	$959	$37,785	$67	$3,191

Notional amounts do not represent amounts exchanged by the parties and thus are not a measure of the Company’s exposure. The amounts exchanged are calculated on the basis of the notional amounts and the other terms of the instruments, which relate to interest rates, exchange rates, security prices, or financial and other indices.

The following table summarizes the Company’s notional amounts by contractual maturity and type of derivative:

	December 31,
	One Year	Two Through Five Years	Six Through Ten Years	After Ten Years	Total 2007	Total 2006
	(In Millions)
Interest rate swaps	$18,894	$13,756	$6,867	$10,687	$50,204	$29,900
Options	—	—	1,155	8,262	9,417	6,734
Currency swaps	186	458	1,000	176	1,820	1,598
Other derivatives	2,036	652	644	200	3,532	2,744

Total	$21,116	$14,866	$9,666	$19,325	$64,973	$40,976

The following table represents the Company’s net notional interest rate swap positions:

	December 31,
	2007	2006
	(In Millions)
Open interest rate swaps in a fixed receive position	$25,712	$14,176
Open interest rate swaps in a fixed pay position	16,814	10,501
Other interest related swaps	7,678	5,223

Total interest rate swaps	$50,204	$29,900

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

7.	Fair value of financial instruments

The following fair value disclosures may not necessarily be indicative of amounts that could be realized in immediate settlement of the financial instrument. The use of different assumptions or valuation methodologies may have a material impact on the estimated fair value amounts.

The following table summarizes the Company’s financial instruments:

	December 31,
	2007		2006
	Carrying Value	Fair Value	Carrying Value	Fair Value
	(In Millions)
Financial assets:
Bonds	$40,211	$40,733	$40,333	$40,883
Preferred stocks	152	152	255	273
Common stocks - unaffiliated	765	765	1,145	1,145
Mortgage loans	11,402	11,538	10,007	10,052
Policy loans	8,304	10,353	7,799	9,623
Derivative financial instruments	1,366	1,366	959	959
Cash, cash equivalents and short-term investments	2,558	2,558	656	656
Financial liabilities:
Derivative financial instruments	$105	$105	$67	$67
Commercial paper	250	250	—	—
Securities sold under agreements to repurchase	2,051	2,051	1,183	1,183
Funding agreements	2,999	3,022	2,280	2,279
Investment-type insurance contracts:
Group annuity investment contracts	6,925	6,913	7,237	7,225
Individual annuity investment contracts	2,731	2,780	2,649	2,647
Guaranteed investment contracts	473	473	586	578
Supplementary investment contracts	289	289	327	327

As of December 31, 2007 and 2006, 73.6% and 76.0%, respectively, of bonds were priced by external vendors and broker quotations. Internal models were used to price 26.4% and 24.0% of bonds as of December 31, 2007 and 2006, respectively.

The average fair value of derivative financial instrument assets was $1,163 million and $1,117 million during 2007 and 2006, respectively. The average fair value of derivative financial instrument liabilities was $86 million and $76 million during 2007 and 2006, respectively.

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

8.	Fixed assets

The Company’s fixed assets are comprised primarily of internally developed and purchased software, operating software, electronic data processing equipment, office equipment and furniture. Fixed assets were $196 million and $169 million, net of accumulated depreciation of $392 million and $349 million, as of December 31, 2007 and 2006, respectively. Depreciation expense on fixed assets was $48 million, $50 million and $55 million for the years ended December 31, 2007, 2006 and 2005, respectively.

9.	Deferred and uncollected life insurance premium

Deferred and uncollected life insurance premium are included in other than invested assets in the Company’s Statutory Statements of Financial Position. The table below summarizes the deferred and uncollected life insurance premium, gross and net of loading.

	December 31,
	2007		2006
	Gross	Net of Loading	Gross	Net of Loading
	(In Millions)
Ordinary new business	$51	$23	$49	$21
Ordinary renewal	503	544	487	520
Group life	17	17	17	17

Total	$571	$584	$553	$558

10.	Surplus notes

The following table summarizes the surplus notes issued and outstanding as of December 31, 2007:

Issue Year	Amount	Interest Rate	Maturity Date
($ In Millions)
1993	$250	7.625%	2023
1994	100	7.500%	2024
2003	250	5.625%	2033

Total	$600

These notes are unsecured and subordinate to all present and future indebtedness of the Company, policy claims and prior claims against the Company as provided by the Massachusetts General Laws. The surplus notes are all held by bank custodians for unaffiliated investors. All issuances were approved by the Commonwealth of Massachusetts Division of Insurance (the “Division”). Surplus notes are included in surplus on the Statutory Statements of Financial Position.

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

All payments of interest and principal are subject to the prior approval of the Division. Anticipated sinking fund payments are due for the notes issued in 1993 and 1994 as follows: $62 million in 2021, $88 million in 2022, $150 million in 2023, and $50 million in 2024. There are no sinking fund requirements for the notes issued in 2003. Scheduled interest on the notes issued in 2003 and 1993 is payable on May 15 and November 15 of each year to holders of record on the preceding May 1 or November 1, respectively. Scheduled interest on the notes issued in 1994 is payable on March 1 and September 1 of each year to holders of record on the preceding February 15 or August 15, respectively. Interest expense is not recorded until approval for payment is received from the Division. Through December 31, 2007, the unapproved interest was $7 million. Interest of $41 million was approved and paid during each of the years ended December 31, 2007, 2006 and 2005.

11.	Related party transactions

The Company has management and service contracts and cost-sharing arrangements with various subsidiaries and affiliates whereby the Company, for a fee, will furnish a subsidiary or affiliate, as required, operating facilities, human resources, computer software development and managerial services. The majority of these fees were from C.M. Life, which accounted for $79 million in 2007, $85 million in 2006 and $100 million in 2005. As of December 31, 2007 and 2006, the net amounts due from these subsidiaries and affiliates were $42 million and $41 million, respectively. These outstanding balances are billed quarterly and are due and payable within 30 days.

The Company has agreements with its affiliates, including OppenheimerFunds, Inc., whereby the Company receives revenue for certain recordkeeping and other services that the Company provides to customers who select, as investment options, mutual funds managed by these affiliates. As of December 31, 2007 and 2006, the net amounts due from these affiliates were $13 million and $3 million, respectively. These outstanding balances are due and payable within 90 days.

Various unconsolidated subsidiaries and affiliates, including Babson Capital Management LLC (“Babson Capital”), provide investment advisory services to the Company. In addition, an unconsolidated subsidiary provides administrative services for employee benefit plans to the Company. As of December 31, 2007 and 2006, the net amounts due to these subsidiaries and affiliates were $51 million and $48 million, respectively. These outstanding balances are billed quarterly and are due and payable within 30 days.

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following table summarizes these various transactions between the Company and the related parties:

	Years Ended December 31,
	2007	2006	2005
	(In Millions)
Fee income:
Management and service contracts, and cost- sharing arrangements	$170	$164	$167
Recordkeeping and other services	25	18	16
Fee expense:
Investment advisory services	175	166	160
Employee benefit plans administrative services	11	11	11

The Company has modified coinsurance (“Modco”) agreements with its unconsolidated Japanese affiliate, MassMutual Life Insurance Company, on certain life insurance products. Under these Modco agreements, the Company is the reinsurer and the Japanese affiliate retains the reserve and associated assets on traditional, individual life insurance policies. The predominant contract types are whole life, endowments and term insurance. Modco, a form of coinsurance, is used to allow the Japanese affiliate to keep control of the investment and management of the assets supporting the reserves. The Modco adjustment is the mechanism by which the Company funds the reserve on the reinsured portion of the risk. It is needed to adjust for the financial effect of the Japanese affiliate holding the reserves on the ceded coverage rather than the Company. As of December 31, 2007 and 2006, the net amounts due from the Japanese affiliate were $2 million and $4 million, respectively. These outstanding balances are due and payable within 90 days.

The following table summarizes the various related party transactions between the Company and the Japanese affiliate:

	Years Ended December 31,
	2007	2006	2005
	(In Millions)
Premium assumed	$47	$63	$67
Modified coinsurance adjustments, included in fees and other income	6	25	32
Policyholders’ benefits incurred	31	22	20
Expense allowances on reinsurance assumed, included in fees and other income	5	6	36

The Company has reinsurance agreements with its subsidiary, C.M. Life, and indirect subsidiary, Bay State, including stop-loss, coinsurance, modified coinsurance and yearly renewable term agreements on life insurance products. As of December 31, 2007 and 2006, the amounts due from C.M. Life and Bay State were $2 million and $7 million, respectively. These outstanding balances are due and payable with terms ranging from monthly to annually, depending on the agreement in effect.

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following table summarizes the transactions for these agreements:

	Years Ended December 31,
	2007	2006	2005
	(In Millions)
Premium assumed	$100	$108	$114
Modified coinsurance adjustments, included in fees and other income	51	50	47
Policyholders’ benefits incurred	97	109	75
Expense allowances on reinsurance assumed, included in fees and other income	25	25	26
Experience refunds paid to C.M. Life and Bay State	9	7	7

The Company participates in variable annuity exchange programs with its subsidiary, C.M. Life (including Bay State) whereby certain variable annuity contract holders of either company can make non-taxable exchanges of their contract for an enhanced variable annuity contract of the other company. The Company recorded premium income of $90 million, $74 million, and $19 million and surrender benefits of $8 million, $10 million, and $20 million in 2007, 2006, and 2005 respectively, related to these exchange programs. The Company has an agreement with C.M. Life to compensate them or be compensated for the lost revenue associated with the exchange of these contracts. As a result of these exchanges, the Company has recorded commissions payable to C.M. Life of less than $1 million as of December 31, 2007, 2006, and 2005 and has paid net commissions of $ 1 million and $4 million to C.M. Life for the years ended December 31, 2007 and 2006, respectively. For the year ended December 31, 2005, the Company received net commissions of $1 million.

The Company had an outstanding amount due to Babson Capital of $25 million at a 4.3% interest rate as of December 31, 2006. The amount was due in 2008, but was repaid in June, 2007 due to early termination of the note. Interest was payable semi-annually in arrears. Interest accrued and paid was less than $1 million for the years ended December 31, 2007 and 2006.

The Company had an outstanding amount due to Cornerstone Real Estate Advisers, LLC of $5 million at a 4.3% interest rate as of December 31, 2006. Interest was payable semi-annually in arrears. In 2007, the note agreement was amended to extend the maturity date from 2007 to 2009. Interest is payable semi-annually in arrears, at a 4.4% interest rate as of December 31, 2007. Interest accrued and paid was less than $1 million for the years ended December 31, 2007 and 2006.

The Company provided short-term financing to five affiliated investment funds by entering into contracts for securities purchased under agreement to resell. As of December 31, 2007, the Company had contracts with the affiliated funds with a total carrying value of $1,151 million.

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

12.	Reinsurance

The Company cedes insurance to unaffiliated insurers in order to limit its insurance risk. The Company’s initial retention limit per individual life insured is generally $15 million. The Company reinsures a portion of its life business under either a first dollar quota share arrangement or an in excess of the retention limit arrangement. The Company also reinsures all of its long-term care business and a portion of its disability business. The amounts reinsured are on a yearly renewable term or coinsurance basis.

The Company did not reinsure any policies with a company chartered in a country other than the U.S., excluding U.S. branches of these companies, and which is owned in excess of 10% or controlled directly or indirectly by an insured, a beneficiary, a creditor or any other person not primarily engaged in the insurance business. There are no reinsurance agreements in effect under which the reinsurer may unilaterally cancel any reinsurance for reasons other than for nonpayment of premium or other similar credits. The Company has no reinsurance agreements in effect such that the amount of losses paid or accrued through the statement date may result in a payment to the reinsurer of amounts which, in aggregate and allowing for offset of mutual credits from other reinsurance agreements with the same reinsurer, exceed the total direct premium collected under the reinsured policies.

If all reinsurance agreements were terminated by either party as of the date of this statement, the resulting reduction in surplus due to loss of reinsurance reserve credits net of unearned premium would be approximately $1,358 million assuming no return of the assets backing these reserves from the reinsurer to the Company.

Reinsurance amounts included in the Statutory Financial Statements were as follows:

	December 31,
	2007	2006
	(In Millions)
Reserves ceded	$1,559	$1,316
Amounts recoverable from reinsurers	71	89

	Years Ended December 31,
	2007	2006	2005
	(In Millions)
Premium ceded	$554	$492	$436
Reinsurance recoveries	260	243	215

Reserves ceded include $1,157 million and $992 million associated with life insurance policies as of December 31, 2007 and 2006, respectively. The remaining balance relates to long-term care and disability policies.

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

As of December 31, 2007, one reinsurer accounted for 29% of the outstanding reinsurance recoverable and the next largest reinsurer had 14% of the balance. The Company believes that no exposure to a single reinsurer represents an inappropriate concentration of risk to the Company, nor is the Company’s business substantially dependent upon any single reinsurer.

The Company also writes group health business through UniCARE Life and Health Insurance Company (“UniCARE”), a third party administrator. Pursuant to a 1994 reinsurance agreement, the Company cedes 100% of this business to UniCARE. Premium ceded was less than $1 million for the years ended December 31, 2007 and 2006.

13.	Policyholders’ liabilities

a.	Policyholders’ reserves

The following table summarizes policyholders’ reserves, net of reinsurance, and the range of interest rates by type of product:

	December 31,
	2007		2006
	Amount	Interest Rates	Amount	Interest Rates
	($ In Millions)
Individual life	$30,316	2.5% - 6.0%	$29,023	2.5% - 6.0%
Group life	9,400	2.5% - 4.5%	8,871	2.5% - 4.5%
Group annuities	8,638	2.3% - 11.3%	8,893	2.3% - 11.3%
Individual annuities	3,306	2.3% - 11.3%	3,151	2.3% - 11.3%
Individual universal and variable life	2,231	3.5% - 6.0%	1,863	3.5% - 6.0%
Disabled life claim reserves	1,731	3.5% - 6.0%	1,703	3.5% - 6.0%
Disability active life reserves	568	3.5% - 6.0%	559	3.5% - 6.0%
Guaranteed investment contracts	473	2.5% - 13.0%	586	2.5% - 13.0%
Other	159	2.5% - 4.5%	155	2.5% - 4.5%

Total	$56,822		$54,804

Guaranteed investment contracts (“GICs”) are pension plan investment contracts that pay a specified non-participating interest rate on contributions and pay book value at a specified maturity date. In 2006, the Company exited this market and ceased issuing new contracts.

As of December 31, 2007, GIC reserves totaled $473 million, which included $118 million in contracts that can be surrendered with a market-value adjustment.

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

As of December 31, 2007, the Company’s GIC reserves by maturity year were as follows:

(In Millions)
2008	$136
2009	299
2010	7
2011	31

Total	$473

b.	Liabilities for deposit-type contracts

The following table summarizes liabilities for deposit-type contracts and the range of interest rates by type of product:

	December 31,
	2007		2006
	Amount	Interest Rates	Amount	Interest Rates
	($ In Millions)
Funding agreements	$2,999	2.0% - 10.2%	$2,280	2.6% - 10.2%
Dividend accumulations	596	4.3% - 4.7%	607	4.3% - 4.7%
Supplementary contracts	553	0.3% - 8.0%	579	0.3% - 8.0%
Other	109	4.0% - 8.0%	120	4.0% - 8.0%

Total	$4,257		$3,586

Funding agreements are investment contracts sold to domestic and international institutional investors. The terms of the funding agreements do not give the holder the right to terminate the contract prior to the contractually stated maturity date. No funding agreements in these programs have been issued with put provisions or ratings-sensitive triggers. Currency swaps are employed to eliminate foreign exchange risk from all funding agreements issued to back non-U.S. dollar denominated notes. During 2006, a foreign-denominated medium-term note contract matured and resulted in a foreign currency loss of $102 million recorded in other realized capital losses. This loss was offset by a gain on currency swaps. Assets received for funding agreements may be invested in either the Company’s general account or in a separate account. As of December 31, 2007 and 2006, respectively, general account funding agreement balances totaled $2,999 million and $2,280 million, consisting of $2,953 million and $2,227 million in note programs and $46 million and $53 million in various other agreements.

Under most of the Company’s funding agreement programs, the Company creates an investment vehicle or trust for the purpose of issuing medium-term notes to domestic and/or international investors. Proceeds from the sale of the medium-term notes issued by these unconsolidated affiliates are used to purchase funding agreements from the Company. The payment terms of any particular series of notes are matched by the payment terms of the funding agreement securing the series. Notes were initially issued

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

from the Company’s $2 billion European Medium-Term Note Program, now in run-off, and are now issued from its $8 billion Global Medium-Term Note Program (“GMTN”). In 2006, the Company added a new contractual separate account for the benefit of the GMTN. Separate account assets and liabilities represent segregated funds administered and invested by the Company.

As of December 31, 2007, the Company’s general account funding agreement balances by maturity year were as follows:

(In Millions)
2008	$610
2009	780
2010	506
2011	4
2012	314
Thereafter	785

Total	$2,999

c.	Unpaid claims and claim expense reserves

The Company establishes unpaid claims and claim expense reserves to provide for the estimated costs of paying claims made under individual disability and long-term care policies written by the Company. These reserves include estimates for both claims that have been reported and those that have been incurred but not reported, and include estimates of all future expenses associated with the processing and settling of these claims. This estimation process is primarily based on the assumption that past experience is an appropriate indicator of future events, and involves a variety of actuarial techniques that analyze experience, trends and other relevant factors. The amounts recorded for unpaid claim and claim expense reserves represent the Company’s best estimate based upon currently known facts and actuarial guidelines. Accordingly, actual claim payouts may vary from these estimates.

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following table summarizes the disabled life unpaid claims and claim expense reserves:

	December 31,
	2007	2006
	(In Millions)
Claim reserves, beginning of year	$1,835	$1,792
Less reinsurance recoverables	(107)	(88)

Net claim reserves, beginning of year	1,728	1,704

Claims paid related to:
Current year	(19)	(21)
Prior years	(266)	(265)

Total claims paid	(285)	(286)

Incurred related to:
Current year’s incurred	221	212
Current year’s interest	5	5
Prior years’ incurred	7	14
Prior years’ interest	78	79

Total incurred	311	310

Net claim reserves, end of year	1,754	1,728
Plus reinsurance recoverables	99	107

Claim reserves, end of year	$1,853	$1,835

The changes in reserves for incurred claims related to prior years are generally the result of ongoing analysis of recent loss development trends. In 2007, the $7 million increase in the prior years’ incurred claims was due to actual claim terminations being less than those anticipated by the morbidity table. Disability claims terminate when the recipient reaches the end of the contracted benefit period, they die, or they return to work full-time. The prior years’ incurred claims in 2006 included a $4 million decrease related to prior year corrections. The prior year corrections were recorded as change in surplus.

The following table reconciles disabled life claim reserves to the net claim reserves at the end of the years presented in the previous table. Disabled life claim reserves are recorded in policyholders’ reserves. Accrued claim liabilities are recorded in other liabilities.

	December 31,
	2007	2006
	(In Millions)
Disabled life claim reserves	$1,731	$1,703
Accrued claim liabilities	23	25

Net claim reserves, end of year	$1,754	$1,728

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

d.	Secondary guarantees

The following table shows the liabilities for guaranteed minimum death, accumulation and income benefits on annuity and variable universal life contracts:

	Annuity			Life
	GMDB	GMAB	GMIB	GMDB	Total
	(In Millions)
December 31, 2007	$3	$9	$22	$111	$145
December 31, 2006	3	6	13	66	88

The following table summarizes the account values, net amount at risk and weighted average attained age for annuity contracts with guaranteed minimum death, accumulation and income benefits classified as policyholders’ reserves and separate account liabilities. The net amount at risk is defined as the minimum guarantee less the account value calculated on a policy-by-policy basis, but not less than zero.

	December 31, 2007			December 31, 2006
	Account Value	Net Amount at Risk	Weighted Average Attained Age	Account Value	Net Amount at Risk	Weighted Average Attained Age
	($ In Millions)
GMDB	$7,697	$46	59	$6,945	$38	59
GMAB	944	2	57	754	—	56
GMIB	2,135	31	60	1,519	1	59

Account balances of annuity contracts with GMDB guarantees invested in separate accounts were $6,979 million and $6,134 million as of December 31, 2007 and 2006, respectively. In addition to the amount invested in separate account options, $718 million and $811 million of account balances of annuity contracts with GMDB guarantees were invested in general account options as of December 31, 2007 and 2006, respectively.

The Company sells universal life and variable universal life type contracts, a portion of which offer secondary guarantees, such as a guarantee that the policy will not lapse, even if the account value is reduced to zero, as long as the policyholder makes scheduled premium payments. As of December 31, 2007 and 2006, the net liability for contracts with secondary guarantees on universal life and variable universal life type contracts including GMDB reserves was $800 million and $598 million, respectively.

The determination of GMDB, GMAB, and GMIB reserves is based on actuarial guidelines. Reserve assumptions for GMDB benefits generally anticipate payout between ages 60 and 90. GMAB benefits will be paid either ten or 20 years from their election, depending on the terms of the benefit. GMIB benefits are generally expected to be initiated between ages 60 and 80; the Company does not expect significant elections after age 80, as the benefit accumulation ceases at that time.

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

14.	Debt

The Company began issuing debt in the form of commercial paper in July 2007. Previously, the commercial paper was issued out of MassMutual Funding, LLC, an indirect subsidiary of the Company. Commercial paper with a carrying value and face amount of $250 million as of December 31, 2007 had interest rates ranging from 4.30% to 5.55%. The commercial paper issued had maturity dates ranging from 1 day to 36 days. Interest expense for this commercial paper for the year ended December 31, 2007 was $6 million.

The Company and MassMutual Funding, LLC had a $500 million 5-year credit facility with a syndicate of lenders that could be used for general corporate purposes and to support the commercial paper borrowings. In 2007, the credit facility agreement was amended to remove MassMutual Funding, LLC as a borrower. For the years ended December 31, 2007 and 2006, there were no draws on the credit facility.

15.	Employee benefit plans

The Company provides multiple benefit plans including retirement plans and life and health benefits to employees, certain employees of unconsolidated subsidiaries, agents and retirees.

a.	Pension and savings plans

The Company has funded and unfunded non-contributory defined benefit pension plans that cover substantially all employees and agents. For some participants, benefits are calculated as the greater of a formula based on either final average earnings and length of service or a cash balance formula which calculates benefits based on amounts allocated to participants that take into consideration age, service and salary during their careers.

The Company’s policy is to fund qualified pension costs in accordance with the Employee Retirement Income Security Act of 1974. The Company contributed $90 million in 2006 to its qualified defined benefit plan and did not contribute in 2007.

The Company sponsors funded (qualified 401(k) thrift savings) and unfunded (non-qualified deferred compensation thrift savings) defined contribution plans for substantially all of its employees and agents. A change was made to the Company’s 401(k) thrift savings plan, effective on March 1, 2007, from a variable matching contribution that ranged from 1.5% to 5% of participant’s pay, to a 100% (dollar-for-dollar) match on the first 4% of earnings contributed each pay period.

In October 2007, the Board of the Company approved changes to the defined benefit pension plan cash balance formula for Home Office employees and certain domestic subsidiaries, and increased the matching contribution to the Company’s 401(k) thrift savings plan from 4% to 5%. All changes are to be effective January 1, 2010. The changes to the defined benefit pension plan cash balance formula were reviewed by the independent actuary and determined to have no impact on the projected benefit obligation of the plan.

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The total matching thrift savings contributions by the Company were $20 million, $18 million and $20 million for the years ended December 31, 2007, 2006 and 2005, respectively, and were included in general insurance expenses.

The Company also maintains a money purchase pension plan for agents, which was frozen in 2001.

b.	Other postretirement and postemployment benefits

The Company provides certain life insurance and health care benefits (“other postretirement benefits”) for its retired employees and agents, and their beneficiaries and covered dependents. MassMutual Benefits Management, Inc., (“MMBMI”), a wholly owned subsidiary of MassMutual Holding Limited Liability Company (“MMHLLC”) has the obligation to pay the Company’s other postretirement benefits. MMBMI was set up to design, administer, account for, and report on the benefits and wellness programs for the active and retired domestic employees and agents of the Company, which continues to be the Plan Sponsor. As the benefit plan sponsor, the Company continues to record the liability with a corresponding receivable from MMBMI; as such, these allocations do not relieve the Company of its primary liability.

MMBMI is primarily allocated other postretirement expenses related to interest cost, amortization of actuarial gains and losses and expected return on plan assets, whereas service cost and amortization of the transition obligation are primarily recorded by the Company.

The health care plan is contributory; a portion of the basic life insurance plan is non-contributory. Substantially all of the U.S. Company’s employees and agents may become eligible to receive other postretirement benefits. These benefits are funded as considered necessary by the Company’s management. The postretirement health care plans include a limit on the Company’s share of costs for recent and future retirees.

The initial transition obligation of $138 million is being amortized over 20 years through 2012. The initial transition obligation represents the phased recognition on the income statement of the differences between the plan’s funded status and the accrued cost on the Company’s balance sheet when the Company first transitioned to SSAP No. 14. See section e. of this note Amounts recognized in the Consolidated Statutory Statements of Financial Position for details on the plan’s funded status.

Projected benefit obligations for other postretirement benefits represent the present value of postretirement medical and life insurance benefits deemed earned as of a September 30 measurement date projected for estimated salary and medical claim rate increases to an assumed date with respect to retirement, termination, disability, or death and are detailed in section c. of this note Benefit obligations.

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The Company provides postemployment benefits for home office employees. As discussed in note 2b, Corrections of errors and reclassifications, the Company accrued postemployment benefits for home office employees’ severance plans in the fourth quarter of 2006. The net accumulated liability recorded for these benefits as of December 31, 2007 and 2006 was $21 million and $23 million, respectively.

The Company accrues postemployment benefits for agents health benefits for those agents that qualify for long-term disability and are not retired. The net accumulated liability for these benefits was $10 million as of December 31, 2007 and 2006.

c.	Benefit obligations

Accumulated benefit obligations represent the present value of pension benefits earned as of a September 30 measurement date based on service and compensation and do not take into consideration future salary.

Projected benefit obligations for defined benefit plans represent the present value of pension benefits earned as of a September 30 measurement date projected for estimated salary increases to an assumed date with respect to retirement, termination, disability or death.

The following table sets forth the change in the projected benefit obligation of the defined benefit pension and other postretirement plans as of December 31, 2007 and 2006 using a September 30 measurement date:

	Pension Benefits		Other Postretirement Benefits
	2007	2006	2007	2006
	(In Millions)
Change in projected benefit obligation:
Projected benefit obligation, beginning of period	$1,404	$1,383	$274	$288
Service cost	45	44	8	7
Interest cost	79	74	15	15
Actuarial (gains)	(107)	(12)	(10)	(20)
Benefits paid	(80)	(85)	(26)	(25)
Contributions by plan participants	—	—	8	8
Medicare prescription drug direct subsidy	—	—	2	1

Projected benefit obligation, end of period	$1,341	$1,404	$271	$274

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

	Pension Benefits		Other Postretirement Benefits
	2007	2006	2007	2006
	(In Millions)
Projected benefit obligation for:
Vested employees	$1,341	$1,404	$271	$274
Non-vested employees	20	28	44	36

	$1,361	$1,432	$315	$310

Accumulated benefit obligation for:
Vested employees	$1,263	$1,320	$271	$274
Non-vested employees	14	19	44	36

	$1,277	$1,339	$315	$310

Actuarial (gains) losses represent the difference between the expected results and the actual results used to determine the projected benefit obligation and current year expense. A few of the major assumptions used include: expected return on assets, discount rate, expected future compensation levels, healthcare cost trend, mortality and expected retirement age.

The annual change in the discount rate is correlated to the change in the Citigroup Pension Discount curve rate as of a measurement date of September 30, 2007. In prior years, the discount rate was based on the change in the Moody’s Aa Corporate bond rate. Each 25 basis point change in the discount rate results in an approximately $43 million change in the projected pension benefit obligation.

d.	Plan assets

The change in plan assets represents a reconciliation of beginning and ending balances of the fair value of the plan assets used to fund future benefit payments. The following table sets forth the change in plan assets as of December 31, 2007 and 2006 using a September 30 measurement date:

	Pension Benefits		Other Postretirement Benefits
	2007	2006	2007	2006
	(In Millions)
Change in plan assets:
Fair value of plan assets, beginning of period	$1,364	$1,228	$9	$10
Actual return on plan assets	185	113	—	—
Employer contributions	17	108	17	15
Benefits paid	(80)	(85)	(26)	(25)
Contributions by plan participants	—	—	8	9

Fair value of plan assets, end of period	$1,486	$1,364	$8	$9

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The Company’s pension plan weighted-average asset allocations by asset category are as follows:

	Plan Assets as of September 30,
Asset Category	Actual 2007	Target Ranges	Actual 2006
Domestic equity	58%	45.0% - 55.0%	56%
International equity	12	7.5% - 12.5%	11
Domestic fixed-income	25	25.0% - 35.0%	28
Alternative investments	5	7.5% - 12.5%	5

Total	100%		100%

As of December 31, 2007 and 2006, the fair value of the pension plan assets of $1,439 million and $1,424 million, respectively, were invested in group annuity contracts, which invest in the Company’s general and separate accounts.

The Company employs a total return investment approach whereby a mix of equities, fixed-income investments and securities lending are used to maximize the long-term return of plan assets for a prudent level of risk. Risk tolerance is established through careful consideration of plan liabilities, plan funded status, and corporate financial condition. The investment portfolio contains a diversified blend of equity and fixed-income investments. Alternative assets such as real estate, private equity and hedge funds are used to improve portfolio diversification. Investment risk is measured and monitored on an ongoing basis through quarterly investment portfolio reviews, annual liability measurements, and periodic asset/liability studies.

Plan assets and the related assumptions used to calculate expense are immaterially affected by the current credit market environment.

The Company’s other postretirement benefit plans’ weighted-average asset allocations by asset category are as follows:

	Plan Assets as of September 30,
Asset Category	2007	2006
Domestic fixed-income	39%	41%
Cash and cash equivalents	61	59

Total	100%	100%

The Company invests in highly liquid money market investments and other fixed-income investments to the extent necessary to satisfy reasonably anticipated routine current benefit liability amounts, with additional amounts sufficient to satisfy reasonably anticipated spikes in such liability amounts.

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

e.	Amounts recognized in the Consolidated Statutory Statements of Financial Position

The funded status of the defined benefit plans is a comparison of the projected benefit obligations to the assets related to the respective plan, if any. The difference between the two represents amounts that have been appropriately recognized as expenses in prior periods which appear as the net amount recognized or represent amounts that will be recognized as expenses in the future through the amortization of the unrecognized net actuarial loss, unrecognized prior service costs, and remaining initial transition. The following table sets forth the funded status of the plans as of December 31, 2007 and 2006 using a September 30 measurement date, and then shows how the funded status is reconciled to the net asset and/or liability recognized in the Statements of Financial Position.

	Pension Benefits		Other Postretirement Benefits
	2007	2006	2007	2006
	(In Millions)
Fair value of plan assets, end of period	$1,486	$1,364	$8	$9
Less projected benefit obligations, end of period	1,341	1,404	271	274

Funded status	$145	$(40)	$(263)	$(265)

Funded status	$145	$(40)	$(263)	$(265)
Unrecognized net actuarial loss	224	436	27	38
Unrecognized prior service cost	—	1	2	2
Remaining net obligation at initial date of application	5	6	26	31
Effect of fourth quarter activity	4	6	5	6

Subtotal net amount recognized	378	409	(203)	(188)
Less assets nonadmitted	529	558	—	—

Net amount recognized	$(151)	$(149)	$(203)	$(188)

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The qualified pension plan was over funded by $336 million and $165 million and the non-qualified pension plans are not funded and have total projected benefit obligations of $191 million and $205 million for the periods ended December 31, 2007 and 2006, respectively.

f.	Prepaid and accrued benefit costs

The net pension amount recognized is broken into its respective prepaid and accrued benefit costs which are included in other than invested assets and other liabilities, respectively, in the Company’s Consolidated Statutory Statements of Financial Position. The Company continues to record the liability with a corresponding receivable from MMBMI.

The status of these plans as of December 31, 2007 and 2006, using a September 30 measurement date, adjusted for fourth quarter activity, is summarized below:

	Pension Benefits		Other Postretirement Benefits
	2007	2006	2007	2006
	(In Millions)
Amounts recognized in the Consolidated Statutory
Statements of Financial Position:
Prepaid benefit cost	$524	$552	$—	$—
Intangible assets	5	6	—	—
Less assets nonadmitted	(529)	(558)	—	—

Net prepaid pension plan asset	—	—	—	—
Accrued benefit cost	(178)	(192)	(203)	(188)
Surplus	27	43	—	—

Net amount recognized	$(151)	$(149)	$(203)	$(188)

The change in net amount recognized for net pension benefits is as follows:

	Pension Benefits
	2007	2006
	(In Millions)
Subtotal net amount recognized, beginning of year	$409	$361
Employer contributions	17	108
Periodic cost	(47)	(61)
Other	(1)	1

Subtotal net amount recognized	378	409
Nonadmitted asset	(529)	(558)

Net amount recognized, end of year	$(151)	$(149)

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

g.	Net periodic (benefit) cost

The net periodic (benefit) cost is the annual accounting expense or income that the Company recognized and included in general insurance expenses in the Consolidated Statutory Statements of Income for the years ended December 31, 2007 and 2006 is as follows.

	Pension Benefits		Other Postretirement Benefits
	2007	2006	2007	2006
	(In Millions)
Components of net periodic (benefit) cost:
Service cost	$45	$44	$8	$7
Interest cost	79	74	15	15
Expected return on plan assets	(101)	(90)	—	—
Amortization of unrecognized transition obligation	—	1	5	5
Amount of recognized net actuarial and other losses	24	32	1	1

Total net periodic cost	$47	$61	$29	$28

Decrease in minimum liability included in surplus	$(16)	$(4)	$—	$—

The Company expects to spend $38 million to meet its expected obligations under its nonqualified pension plans and other postretirement benefit plans in 2008.

The expected future pension and other postretirement benefit payments and Medicare prescription drug direct government subsidy receipts, which reflect expected future service, are as follows:

	Pension Benefits	Other Postretirement Benefits	Medicare Prescription Direct Subsidy
	(In Millions)
2008	$66	$23	$2
2009	69	23	2
2010	73	24	2
2011	77	25	3
2012	82	25	3
2013-2017	488	136	14

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The net expense charged to operations for all employee and agent benefit plans for the years ended December 31, 2007, 2006 and 2005 is as follows:

	2007	2006	2005
	(In Millions)
Life	$2	$2	$2
Health	39	43	45
Postretirement	29	28	26
Postemployment	(2)	23	—
Disability	2	2	2
Pension	47	61	58
Thrift	20	18	20
Other benefits	10	15	12

Total	$147	$192	$165

h.	Assumptions

The assumptions as of December 31, 2007 and 2006 using a September 30 measurement date used by the Company to calculate the benefit obligations and to determine the benefit costs in the year are as follows:

	Pension Benefits		Other Postretirement Benefits
	2007	2006	2007	2006
Weighted-average assumptions used to determine:
Benefit obligations:
Discount rate	6.25%	5.75%	6.25%	5.75%
Rate of increase in future compensation levels	4.00%	4.00%	4.00%	4.00%
Net periodic benefit cost:
Discount rate	5.75%	5.50%	5.75%	5.50%
Long-term expected rate of return on plan assets	7.75%	7.75%	3.00%	3.00%
Rate of increase in future compensation levels	4.00%	4.00%	4.00%	4.00%
Assumed health care cost trend rates:
Health care cost trend rate	—	—	7.00%	8.00%
Ultimate health care cost trend rate after gradual decrease until 2013 for both years 2007 and 2006, respectively	—	—	5.00%	5.00%

The long-term rate of return for the qualified pension plan is established using a building block approach with proper consideration for diversification and rebalancing. Historical markets are studied and long-term historical relationships between equities and fixed-income

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

are preserved consistent with the widely accepted capital market principle that assets with higher volatility generate a greater return over the long term. Current market factors such as inflation and interest rates are evaluated before long-term capital market assumptions are determined.

Assumed health care cost trend rates have an effect on the amounts reported for the health care plans. A one percentage point change in the assumed health care cost trend rate would have the following effects in 2007:

	One Percentage Point Increase	One Percentage Point Decrease
	(In Millions)
Effect on total service and interest cost	$2	$(2)
Effect on other postretirement benefit obligation	23	(20)

i.	Employee compensation plans

A short-term incentive compensation plan exists that is offered to substantially all employees not covered by another incentive plan. Employees are eligible for an annual bonus based on individual and company performance. The costs associated with the short-term incentive compensation plan were recorded by the Company.

Non-qualified deferred compensation plans are offered allowing certain employees and agents to elect to defer a portion of their compensation. Several shadow investment options are available under these plans. The costs associated with the nonqualified deferred compensation plans were recorded by the Company with less than $1 million being allocated to affiliated unconsolidated subsidiaries, including MMHLLC.

Key employees of the Company have been granted performance units in a long-term incentive compensation plan. Under this plan, performance units are granted at the start of each three year performance period. An individual employee’s participation and/or the number of units granted may vary from one cycle to the next based on performance, impact on organization and relative contribution. Each unit’s value is based on the three year consolidated results for the total enterprise on pre-established goals and measures for each year within each performance cycle. Awards are paid at the completion of each three year performance period and are subject to forfeiture if separation from service occurs for reasons other than retirement, death, disability, divestiture or position elimination. In 2007, all of the costs were recorded by the Company.

In October 2007, the Board of the Company approved a new long-term incentive compensation plan. It is intended that this new plan be utilized for all long-term awards granted beginning in 2008, and that no new awards be granted under the former long-term performance unit plan. Awards under this new plan may be granted to key employees of the Company or its subsidiaries and take the form of phantom stock appreciation rights (“PSAR”) and phantom restricted shares (“PRS”). The phantom stock utilized under the plan is intended to be a measure of earnings for the purposes of this long-term incentive plan. These awards do not convey any ownership rights and will be

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

settled in cash only. PSAR vest in full three years after the grant date, followed by a two year exercise period. PRS vest in one-third increments following 3, 4, and 5 years from the grant date. PRS awards are settled in cash following vesting. Awards are subject to forfeiture in the event of termination prior to vesting (other than retirement, death, disability or job elimination).

Several key employees of the Company and MMHLLC were granted deferred compensation agreements which provide fixed amounts that vest and become payable at retirement. These fixed amounts are invested in several shadow investment options specified by each agreement that allow for additional earnings to be credited based on market performance or at a stated interest rate. All employees who were granted these agreements have left the company and only two are currently receiving quarterly payments over a number of years. During 2007, less than $1 million of costs related to the deferred compensation agreements were recorded by the Company.

16.	Federal income taxes

Total federal income taxes are based upon the Company’s best estimate of its current and deferred tax liabilities. Current tax expense is reported on the income statement as federal income tax expense if resulting from operations, and within net realized capital gains (losses) if resulting from capital transactions. Deferred income taxes, which provide for book versus tax temporary differences, are subject to limitations and are reported within surplus. Changes to deferred income taxes are reported on various lines within surplus. Limitations of deferred income taxes are recorded on the change in nonadmitted assets line, whereas, deferred taxes associated with net unrealized capital gains (losses) are shown within that caption on a net basis. Accordingly, the reporting of statutory to tax temporary differences, such as reserves and policy acquisition costs, and of statutory to tax permanent differences, such as policyholder dividends and tax credits, results in effective tax rates that differ from the federal statutory tax rate.

The components of the net deferred tax asset recognized in the Company’s assets, liabilities and surplus are as follows:

	December 31,
	2007	2006
	(In Millions)
Total deferred tax assets	$2,550	$2,396
Total deferred tax liabilities	(1,290)	(1,196)

Net deferred tax asset	1,260	1,200
Deferred tax assets nonadmitted	(711)	(711)

Net admitted deferred tax asset	$549	$489

Increase in nonadmitted asset	$—	$(11)

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The provision for current tax expense on earnings is as follows:

	Years Ended December 31,
	2007	2006	2005
	(In Millions)
Federal income tax expense (benefit) on operating earnings	$108	$(60)	$63
Foreign income tax expense on operating earnings	11	10	10

	119	(50)	73
Federal income tax expense (benefit) on net realized capital gains (losses)	45	51	(1)

Total federal and foreign income tax expense	$164	$1	$72

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities are as follows:

	December 31,
	2007	2006
	(In Millions)
Deferred tax assets:
Reserve items	$637	$635
Policy acquisition costs	477	455
Nonadmitted assets	332	304
Investment items	325	310
Policyholders’ dividend related items	301	261
Pension and compensation related items	201	188
Expense items	142	127
Unrealized investment losses	116	90
Other	19	26

Total deferred tax assets	2,550	2,396
Nonadmitted deferred tax assets	(711)	(711)

Admitted deferred tax assets	1,839	1,685

Deferred tax liabilities:
Unrealized investment gains	701	411
Deferred and uncollected premium	186	182
Pension items	184	194
Investment items	136	343
Other	83	66

Total deferred tax liabilities	1,290	1,196

Net admitted deferred tax asset	$549	$489

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The change in net deferred income taxes, excluding amounts nonadmitted, is comprised of the following and is presented as a change to net unrealized capital gains (losses) and net deferred income taxes within the Statutory Statements of Changes in Surplus:

	Years Ended December 31,
	2007	2006
	(In Millions)
Change in deferred tax assets	$154	$81
Change in deferred tax liabilities	(94)	14

Increase in deferred tax asset	60	95
Less items not recorded in the change in net deferred income taxes:
Tax effect of unrealized gains excluding cumulative effect of adoption of accounting principles in 2006	290	(128)
Cumulative effect of adoption of accounting principles	—	(7)
Balance transferred from subsidiary	—	(13)
Tax effect of unrealized losses	(26)	52
Prior year correction	(5)	(41)

Increase (decrease) in net deferred income taxes	$319	$(42)

As of December 31, 2007, the Company had no net operating or capital loss carryforwards to include in deferred income taxes.

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The components of federal and foreign income tax on operating items is recorded on the Statutory Statements of Income and Statutory Statements of Changes in Surplus and is different from that which would be obtained by applying the statutory federal income tax rate to operating income before taxes. The significant items causing this difference are as follows:

	Years Ended December 31,
	2007		2006		2005
	Amount	Effective Tax Rate	Amount	Effective Tax Rate	Amount	Effective Tax Rate
	($ In Millions)
Provision computed at statutory rate	$93	35%	$229	35%	$220	35%
Change in reserve valuation basis	2	1	(3)	—	(22)	(4)
Policyholders’ dividends	—	—	(5)	(2)	(47)	(8)
Investment items	(170)	(64)	(54)	(8)	(64)	(10)
Tax credits	(53)	(20)	(53)	(8)	(50)	(8)
Nonadmitted assets	(27)	(10)	(49)	(7)	(6)	—
Other	—	—	(22)	(3)	12	2

Total statutory income tax (benefit) expense	$(155)	(58)%	$43	7%	$43	7%

Federal and foreign income tax expense	$164		$1		$72
Change in net deferred income taxes	(319)		42		(29)

Total statutory income tax (benefit) expense	$(155)		$43		$43

During the year ended December 31, 2007, the Company paid federal income taxes in the amount of $205 million. In 2006, the Company received federal income tax payments in the amount of $6 million. In 2005, the Company paid federal income taxes in the amount of $340 million. As of December 31, 2007, federal income taxes paid in the current and prior years that will be available for recovery in the event of future net losses are as follows: $151 million in 2007, $69 million in 2006 and $18 million in 2005.

The Company and its eligible U.S. subsidiaries are included in a consolidated U.S. federal income tax return. The Company and its subsidiaries and affiliates also file income tax returns in various states and foreign jurisdictions. The Company and its eligible subsidiaries and certain affiliates (the “Parties”) have executed and are subject to a written tax allocation agreement (the “Agreement”). The Agreement sets forth the manner in which the total combined federal income tax is allocated among the Parties. The Agreement provides the Company with the enforceable right to recoup federal income taxes paid in prior years in the event of future net losses, which it may incur. Further, the Agreement provides the Company with the enforceable right to utilize its net losses carried forward as an offset to future net income subject to federal income taxes.

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The Job Creation and Worker Assistance Act of 2002 suspended the limitation on the deductibility of the Company’s dividends paid to policyholders for 2001 through 2003. The Pension Funding Equity Act of 2004 repealed that limitation for 2005 and later years. Based on data released by the United States Internal Revenue Service (“IRS”) during 2006 and 2005, the Company revised its estimate used at year end 2005 and 2004, respectively, of the financial statement effect of the limitation.

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. (“FIN”) 48, “Accounting for Uncertainty in Income Taxes.” The NAIC is still evaluating the applicability of FIN 48 to statutory financial reporting. Because statutory guidance has not been issued, the Company has not yet determined the statutory impact of adoption on its statutory financial statements. The Company continues to recognize tax benefits and related reserves in accordance with SSAP No. 5, “Liabilities, Contingencies and Impairments of Assets”.

The following is a reconciliation of the beginning and ending liability for unrecognized tax benefits:

(In Millions)
Balance, January 1, 2007	$178
Gross increase related to positions taken in prior years	5
Gross increase related to positions taken in current year	14
Gross decrease related to settlements	(28)
Gross increase (decrease) related to lapse of statutes of limitations	—

Balance, December 31, 2007	$169

Included in the liability for unrecognized tax benefits at December 31, 2007, are $150 million of tax positions for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of such deductibility. The liability for unrecognized tax benefit balance as of December 31, 2007 includes $19 million of unrecognized tax benefits that, if recognized, would impact the Company’s effective tax rate. It is reasonably possible that the total amount of unrecognized tax benefits will decrease within the next 12 months by approximately $6 million as a result of the settlement of certain tax audits.

The Company recognizes accrued interest and penalties related to the liability for unrecognized tax benefits as a component of the provision for income taxes. The amount of interest and penalties recognized in the Company’s financial statements as of December 31, 2007 was $36 million.

The IRS recently completed its examination of the Company’s income tax returns for the tax years 2001 through 2003. The IRS issued a Revenue Agent’s Report proposing to assess the Company additional income taxes for the years 2001 through 2003. In 2007, the Company made additional payments of $54 million with respect to tax years 2001 through 2003. In 2007, the Company filed a Letter of Protest with IRS Appeals contesting some of the proposed adjustments. Even if the Company were not to prevail on these contested proposed adjustments, the Company would not suffer a material change to its financial position or liquidity. Settlement has been reached with the IRS for tax years prior to 2001, although the

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Company has reserved the right to pursue refunds for certain pre-2001 contested issues. In 2006, the Company settled with the federal government tax refund disputes on issues for the years 1984 through 1987, and 1998 through 2000. As a result of these settlements, the Company’s tax liability was reduced by $61 million in 2006. As of December 31, 2007 and 2006, the Company has no protective deposits recognized as admitted assets.

17.	Business risks, commitments and contingencies

a.	Risks and uncertainties

The Company operates in a business environment subject to various risks and uncertainties. Such risks and uncertainties include, but are not limited to, interest rate risk and credit risk. Interest rate risk is the potential for interest rates to change, which can cause fluctuations in the value of investments and amounts due to policyholders. To the extent that fluctuations in interest rates cause the duration of assets and liabilities to differ, the Company controls its exposure to this risk by, among other things, asset/liability management techniques that account for the cash flow characteristics of the assets and liabilities.

The Company’s currency exchange risk is related to non-U.S. dollar denominated investments, its medium-term note programs and international operations. The Company mitigates its currency exposures related to its investments and medium-term note programs through the use of derivatives.

Asset based fees calculated as a percentage of the separate account assets are a source of revenue to the Company. Gains and losses in the equity markets may result in corresponding increases and decreases in the Company’s separate account assets and related revenue.

Risks related to credit markets

Credit risk is the risk that issuers of investments owned by the Company may default or that other parties may not be able to pay amounts due to the Company. The Company attempts to manage its investments to limit credit risk by diversifying its portfolio among various security types and industry sectors. Management did not believe that significant concentrations of credit risk existed as of and for the year ended December 31, 2006.

In 2007, the slowing of the U.S housing market, rising residential mortgage rates, and relaxed underwriting standards by residential mortgage loan originators have led to higher delinquency and loss rates, reduced credit availability and liquidity in the residential loan market. The Company has implemented a stringent review process for determining the fair value of securities containing these risk characteristics. Cash flows were modeled for every bond using prepayment and default assumptions that varied according to collateral attributes. Bonds with nontrivial credit exposure were modeled across a variety of prepayment and default scenarios, spanning the range of possible outcomes specific to each individual security. Resulting cash flows were discounted at spreads consistent with the residential mortgage market’s weakness and the uncertainty around the magnitude and timing of cash flows. This review process provided a

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

framework for deriving other-than-temporary impairment losses. In these analyses, data quality of loan vintage, collateral type, and investment structure are critical elements of determining fair values.

The fair value of subprime and Alt-A investments are highly sensitive to evolving conditions that can impair the cash flows realized by investors. Determining fair value is made more difficult by the lack of observable prices, uncertainty of credit ratings, and the current liquidity crisis which may continue into the foreseeable future. The ultimate emergence of losses is subject to uncertainty. A significant, unexpected credit event could change management’s view of these assets. If defaults were to increase significantly above the stresses imposed in our analysis or collateral performance was much worse than expected, management would need to reassess whether such credit events have changed the underlying dynamics of the market and the expected performance of these assets.

b.	Leases

The Company leases office space and equipment in the normal course of business under various non-cancelable operating lease agreements. Additionally, the Company, as lessee, has entered into various sublease agreements with affiliates for office space, such as OppenheimerFunds, Inc. and Babson Capital. Total rental expense on net operating leases was $41 million, $35 million and $34 million, which was net of $22 million, $19 million and $16 million of sublease receipts, for the years ended December 31, 2007, 2006 and 2005, respectively.

Future minimum commitments for all net operating lease contractual obligations as of December 31, 2007 were as follows:

	Leases	Subleases	Net Operating Leases
	(In Millions)
2008	$60	$22	$38
2009	54	22	32
2010	51	24	27
2011	45	22	23
2012	34	17	17
Thereafter	101	56	45

Total	$345	$163	$182

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

c.	Guaranty funds

The Company is subject to insurance guaranty fund laws in the states in which it does business. These laws assess insurance companies amounts to be used to pay benefits to policyholders and policy claimants of insolvent insurance companies. Many states allow these assessments to be credited against future premium taxes. The Company believes such assessments in excess of amounts accrued will not materially impact its financial position, results of operations, or liquidity.

d.	Litigation

The Company is involved in litigation arising in and out of the normal course of business, which seek both compensatory and punitive damages. While the Company is not aware of any actions or allegations that should reasonably give rise to a material adverse impact to the Company’s financial position or liquidity, the outcome of litigation cannot be foreseen with certainty.

The Company, together with numerous other defendants, has been named in an adversary proceeding in the Enron bankruptcy. In addition, in June 2005, the Company’s former Chief Executive Officer (“former CEO”) filed a demand for arbitration contesting his termination “for cause” from the Company. In 2006, the arbitration panel ruled that the former CEO’s conduct did not satisfy his Employment Contract’s requirement of a “for cause” termination and awarded him a portion of the compensation and severance benefits specified in the contract. The Company has appealed this ruling to the Massachusetts state court. In 2007, the Company accrued an additional $9 million in expense, including $6 million of interest, bringing the total accrual for this matter to approximately $80 million as of December 31, 2007.

In 2005, the Company received final approval of a nationwide class action settlement involving alleged insurance sales practices claims. In 2006, all appeals to this settlement were resolved. The settlement class includes all policyholders, with certain limited exceptions, who have or had an ownership interest in permanent life policies, term life policies or disability income policies issued between January 1, 1983 and December 31, 2003. Through December 31, 2007, the Company has paid $118 million of the original $268 million accrual. Additionally in 2007, the Company revised this estimate and reduced the liability by $21 million.

It is the opinion of management that the ultimate resolution of these matters will not materially impact the Company’s financial position or liquidity. However, the outcome of a particular proceeding may be material to the Company’s operating results for a particular period depending upon, among other factors, the size of the loss or liability and the level of the Company’s income for the period.

e.	Regulatory inquiries

The Company is subject to governmental and administrative proceedings and regulatory examinations and investigations in the ordinary course of its business. The Company has cooperated fully with these regulatory agencies with regard to their examinations and investigations and has responded to information requests and comments.

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

These examinations and investigations include industry-wide investigations of issues such as (a) late trading and market timing in connection with mutual funds and variable insurance contracts, (b) revenue sharing, (c) compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and (d) marketing, pricing and sales of retirement products. In connection with examinations and investigations, the Company has been contacted by various regulatory agencies and state attorneys general including the Securities and Exchange Commission, U.S. Department of Labor, Financial Industry Regulatory Authority, Commonwealth of Massachusetts Division of Insurance, the State of Connecticut Insurance Department, and the Attorneys General of Connecticut, Massachusetts and New York.

The Company believes that it is reasonable to expect that regulatory inquiries, examinations and investigations into the financial services industry will continue for the foreseeable future and may result in new industry-wide legislation, rules, and regulations that could significantly affect the financial services industry as a whole. It is the opinion of management that the ultimate resolution of these matters will not materially impact the Company’s financial position or liquidity. The outcome of a particular matter may be material to the Company’s operating results for a particular period depending upon, among other factors, the size of the matter and the level of the Company’s income for the period.

f.	Commitments

In the normal course of business, the Company provides specified guarantees and funding to MMHLLC and certain of its subsidiaries. As of December 31, 2007 and 2006, the Company had approximately $50 million and $130 million, respectively, of outstanding unsecured funding commitments. As of December 31, 2007 and 2006, the Company had no liability attributable to the funding commitments.

In the normal course of business, the Company enters into letter of credit arrangements. As of December 31, 2007 and 2006, the Company had approximately $27 million and $87 million of outstanding letters of credit, respectively. As of December 31, 2007, the Company had a $1 million funding request attributable to these letter of credit arrangements. As of December 31, 2006, the Company had no funding requests attributable to the letter of credit arrangements.

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

In the normal course of business, the Company enters into commitments to purchase certain investments. The majority of these commitments have funding periods that extend between one and eight years. The Company is not required to fund commitments once the commitment period expires. As of December 31, 2007, the Company had the following commitments:

	2008	2009	2010	2011	There after	Total
	(In Millions)
Private placements	$596	$208	$104	$36	$244	$1,188
Mortgage loans	219	289	196	36	12	752
Real estate	56	—	—	—	—	56
Partnerships and LLCs	388	327	155	323	1,346	2,539
LIHTC investments (including equity contributions)	8	47	5	—	3	63

Total	$1,267	$871	$460	$395	$1,605	$4,598

In connection with acquisitions and dispositions, the Company had commitments related to property lease arrangements, certain indemnities, investments and other business obligations, in the normal course of business. As of December 31, 2007 and 2006, the Company had no outstanding obligations attributable to these commitments.

Certain commitments and guarantees of the Company provide for the maintenance of subsidiary regulatory capital and surplus levels and liquidity sufficient to meet certain obligations. These commitments and guarantees are not limited. As of December 31, 2007 and 2006, the Company had no outstanding obligations attributable to these commitments and guarantees.

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

18.	Withdrawal characteristics

a.	Annuity actuarial reserves and liabilities for deposit-type contracts

The withdrawal characteristics of the Company’s annuity actuarial reserves and deposit-type contracts as of December 31, 2007 are illustrated below:

	Amount	% of Total
	(In Millions)
Subject to discretionary withdrawal -
With fair value adjustment	$7,475	13%
At book value less current surrender charge of 5% or more	430	1
At fair value	36,679	66

Subtotal	44,584	80%
Subject to discretionary withdrawal -
At book value without fair value adjustment	2,283	4
Not subject to discretionary withdrawal	8,629	16

Total	$55,496	100%

The following is the reconciliation of total annuity actuarial reserves and liabilities for deposit-type contracts as of December 31, 2007:

(In Millions)
Statutory Statements of Financial Position:
Policyholders’ reserves – group annuities	$8,638
Policyholders’ reserves – individual annuities	3,306
Policyholders’ reserves – guaranteed investment contracts	473
Liabilities for deposit-type contracts	4,257

Subtotal	16,674

Separate Account Annual Statement:
Annuities	36,675
Other annuity contract deposit-funds and guaranteed interest contracts	2,147

Subtotal	38,822

Total	$55,496

b.	Separate accounts

The Company has separate accounts classified as the following: (1) indexed, which are invested to mirror an established index based on the guarantee; (2) non-indexed, which have reserve interest rates at no greater than 4% and/or to fund a long-term interest guarantee in excess of a year that does not exceed 4%; and (3) non-guaranteed, which are variable accounts where the benefit is determined by the performance and/or market value of the investment held in the separate account with incidental risk, notional expense, and minimum death benefit guarantees.

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Information regarding the separate accounts of the Company as of and for the year ended December 31, 2007 is as follows:

	Indexed	Non- Indexed	Non- Guaranteed	Total
	(In Millions)
Net premium, considerations or deposits	$500	$—	$6,744	$7,244

Reserves:
For accounts with assets at:
Fair value	$2,141	$1,433	$38,188	$41,762
Amortized cost	—	—	—	—

Total reserves	2,141	1,433	38,188	41,762
Other liabilities	—	—	767	767

Total	$2,141	$1,433	$38,955	$42,529

By withdrawal characteristics:
Subject to withdrawal:
With fair value adjustment	$1,135	$—	$—	$1,135
At book value without fair value adjustment and current surrender charge of 5% or more	—	—	463	463
At fair value, which may or may not have a surrender charge	—	1,433	37,553	38,986
At book value without fair value adjustment and with current surrender charge less than 5%	—	—	172	172

Subtotal	1,135	1,433	38,188	40,756
Other liabilities	1,006	—	767	1,773

Total	$2,141	$1,433	$38,955	$42,529

For the year ended December 31, 2007, net transfers to separate accounts of $1,549 million, included in change in policyholders’ reserves on the Statutory Statements of Income, included transfers to separate accounts of $6,744 million and transfers from separate accounts of $5,195 million. In addition, $463 million of net deposits on deposit-type liabilities related to the Global Medium-Term Note Program were also transferred to separate accounts; these deposits are not considered premium and therefore, were excluded from the Statutory Statements of Income.

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

19.	Presentation of the Statutory Statements of Cash Flows

As required by SSAP No. 69 “Statement of Cash Flows,” the Company has included in the Statutory Statements of Cash Flows, non-cash transactions primarily related to the following:

	Years Ended December 31,
	2007	2006	2005
	(In Millions)
Exchange of bonds for bonds	$2,812	$1,698	$3,245
Stock conversion to other invested assets	263	71	—
Bond transfers to other invested assets	120	47	—
Stock distributions from other invested assets	41	111	7
Dividend reinvestment	35	20	17
Derivatives to long-term debt	26	—	—
Stock conversions to bonds	25	32	—
Stock to stock conversions	19	314	123
Reclassification of short-term investments to bonds	13	906	—
Interest capitalization for long-term debt	13	—	—
Net investment income payment in-kind bonds	7	11	5
Transfer of real estate from separate accounts to partnerships and limited liability companies	—	398	—
Bonds conversion to stocks	—	1	9

Included in the exchange of bonds for bonds are $1,774 million, $1,277 million and $569 million of purchases and sales that are the result of rate resets on existing bank loans for the years ended December 31, 2007, 2006 and 2005, respectively. The Company’s systems record these rate resets as rollover transactions.

As of December 31, 2007, the cash, cash equivalents and short-term investments of $2,558 million on the Statutory Statements of Cash Flows excluded $8 million in nonadmitted assets related to securities purchased under agreements to resell. The uncollateralized portion of the contract was nonadmitted when the fair value of the collateral fell below the contract value.

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

20.	Subsidiaries and affiliated companies

A summary of ownership and relationship of the Company and its subsidiaries and affiliated companies as of December 31, 2007 is illustrated below. Subsidiaries are wholly-owned, except as noted.

Subsidiaries of Massachusetts Mutual Life Insurance Company

C.M. Life Insurance Company

MassMutual Holding LLC

The MassMutual Trust Company

MML Distributors, LLC – 99% (remaining 1% owned by MassMutual Holding LLC)

MML Private Placement Investment Company I, LLC

MML Mezzanine Investor, LLC

MML Private Equity Fund Investor, LLC

MMC Equipment Finance LLC

Subsidiaries of C.M. Life Insurance Company

MML Bay State Life Insurance Company

CML Mezzanine Investor, LLC

Subsidiary of MMC Equipment Finance LLC

MassMutual Asset Finance LLC

Subsidiaries of MassMutual Holding LLC

HYP Management LLC

MassMutual Assignment Company

MassMutual Benefits Management, Inc.

MassMutual Holding MSC, Inc.

MassMutual International LLC

MMHC Investment LLC

MML Investors Services, Inc.

MML Realty Management Corporation

Cornerstone Real Estate Advisers LLC

Babson Capital Management LLC

Oppenheimer Acquisition Corporation – 97.7%

MassMutual Baring Holding, LLC

MML Financial, LLC

MassMutual Capital Partners LLC

Affiliates of Massachusetts Mutual Life Insurance Company

MML Series Investment Fund

MML Series Investment Fund II

MassMutual Select Funds

MassMutual Premier Funds

PART C

OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) Financial Statements

Financial Statements included in Part A

Condensed Financial Information

Financial Statements included in Part B

The Registrant

Report of Independent Registered Public Accounting Firm

Statement of Assets and Liabilities as of December 31, 2007

Statements of Operations and Changes in Net Assets for the years ended December 31, 2007 and 2006

Notes to Financial Statements

The Depositor

Independent Auditors’ Report

Statutory Statements of Financial Position as of December 31, 2007 and 2006

Statutory Statements of Income for the years ended December 31, 2007, 2006, and 2005

Statutory Statements of Changes in Surplus for the years ended December 31, 2007, 2006, and 2005

Statutory Statements of Cash Flows for the years ended December 31, 2007, 2006, and 2005

Notes to Statutory Financial Statements

(b) Exhibits

Exhibit 1	Resolution of Board of Directors of the Company authorizing the establishment of the Separate Account.(1)

Exhibit 2	Not Applicable.

Exhibit 3	(i) Principal Underwriting Agreement.(3)

(ii) Underwriting and Servicing Agreement.(3)

Exhibit 4	Form of Individual Annuity Contract.(9)

Exhibit 5	Form of Individual Annuity Application.(9)

Exhibit 6	(i) Copy of Articles of Incorporation of the Company.(1)

(ii) Copy of the Bylaws of the Company.(1)

1

Exhibit 7	Not Applicable.

Exhibit 8	(a) Fund Participation Agreements

Form of Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer, Inc.(6)

Form of Participation Agreement with Panorama Series Fund, Inc.(2)

Form of Participation Agreement with Fidelity Variable Products Fund, Fidelity Variable Insurance Products Fund II, and Fidelity Variable Insurance Products Fund III.(4)

Form of Participation Agreement with AIM Variable Insurance Funds, Inc.(8)

Form of Participation Agreement with MML Series Investment Fund.(5)

Form of Participation Agreement with MML Series Investment Fund II.(5)

Form of Participation Agreement with PIMCO Variable Insurance Trust and Allianz Global Investors Distributors LLC.(6)

Form of Participation Agreement with ING Variable Products Trust.(6)

(b) Rule 22c-2 Agreements(10)

AIM Variable Insurance Funds

Fidelity Variable Insurance Products Fund

ING Variable Products Trust

MML Series Investment Fund

MML Series Investment Fund II

Oppenheimer Variable Account Funds

Panorama Series Fund, Inc.

PIMCO Variable Insurance Trust

Exhibit 9	Opinion and Consent of Counsel.*

Exhibit 10	(i) Consent of Independent Registered Public Accounting Firm, KPMG LLP*

(ii) Powers of Attorney(7):

Roger G. Ackerman

Thomas C. Barry

Kathleen A. Corbet

James H. DeGraffenreidt, Jr.

Patricia Diaz Dennis

William B. Ellis

Robert A. Essner

Robert M. Furek

Raymond W. LeBoueuf

William B. Marx, Jr.

John F. Maypole

Marc Racicot

Stuart H. Reese

Michael T. Rollings

Norman A. Smith

William T. Spitz

Exhibit 11	Not Applicable.

Exhibit 12	Not Applicable.

Exhibit 14	None.

(1)	Incorporated by reference to initial Registration Statement (No. 333-45039) filed on January 28, 1998.
(2)	Incorporated by reference to Registration Statement No. 333-22557, filed on February 28, 1997.

2

(3)	Incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to Registration Statement No. 333-45039, filed on June 4, 1998.
(4)	Incorporated by reference to Initial Registration Statement No. 333-65887 filed on Form S-6 on October 20, 1998.
(5)	Incorporated by reference to the Initial Registration Statement No. 333-130156 filed on Form N-4 on December 6, 2005.
(6)	Incorporated by reference to Post-Effective Amendment No. 9 to Registration Statement No. 333-80991, filed on Form N-4 in April 2006.
(7)	Incorporated by reference to Post-Effective Amendment No. 12 to Registration No. 333-81015, filed on Form N-4 in April 2008.
(8)	Incorporated by reference to the Initial Registration Statement No. 333-131007 filed on Form N-4 on January 13, 2006.
(9)	Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement No. 333-131007 on Form N-4/A, filed with the Commission as an exhibit on November 3, 2006.
(10)	Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement No. 333-80991, filed in April 2007.
*	Filed herewith.

Item 25. Directors and Officers of the Depositor

3

Directors of Massachusetts Mutual Life Insurance Company

Roger G. Ackerman, Lead Director P.O. Box 45 Phoenix, NY 13135	Robert M. Furek, Director 1370 Cutler Court Marco Island, FL 34145

Thomas C. Barry, Director 320 Park Avenue, 28th Floor New York, NY 10022	Raymond W. LeBoeuf, Director 1590 Galleon Drive Naples, FL 34101-7716

Kathleen A. Corbet, Director 49 Cross Ridge Road New Caanan, CT 06840	William B. Marx, Jr., Director 5 Peacock Lane Village of Golf, FL 33436-5299

James H. DeGraffenreidt, Jr., Director 101 Constitution Avenue, NW Washington, DC 20080	John F. Maypole, Director 55 Sandy Hook Road - North Sarasota, FL 34242

Patricia Diaz Dennis, Director 175 East Houston, Room 11-A-50 San Antonio, TX 78205	Marc Racicot, Director 1130 Connecticut Ave., NW, Suite 1000 Washington, DC 20036

William B. Ellis, Director 31 Pound Foolish Lane Glastonbury, CT 06033 Robert A. Essner, Director 5 Giralda Farms Madison, NJ 07940 Officers of Massachusetts Mutual Life Insurance Company

Stuart H. Reese, Director, Chairman, President and
Chief Executive Officer (Principal Executive Officer)

1295 State Street

Springfield, MA 01111

William T. Spitz, Director

16 Wynstone

Nashville, TN 37215

Stephen L. Kuhn, Senior Vice President and Secretary 1295 State Street Springfield, MA 01111

Edward M. Kline, Corporate Vice President and Treasurer 1295 State Street Springfield, MA 01111

Roger W. Crandall, Executive Vice President 1295 State Street Springfield, MA 01111

William F. Glavin, Jr., Executive Vice President 1295 State Street Springfield, MA 01111

John V. Murphy, Executive Vice President 1295 State Street Springfield, MA 01111 Mark Roellig, Executive Vice President 1295 State Street Springfield, MA 01111

Michael T. Rollings, Executive Vice President 1295 State Street Springfield, MA 01111

Elaine A. Sarsynski, Executive Vice President 1295 State Street Springfield, MA 01111

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

The assets of the Registrant, under state law, are assets of MassMutual.

The registrant may also be deemed to be under common control with other separate accounts established by MassMutual and its life insurance subsidiaries, C.M. Life Insurance Company and MML Bay State Life Insurance Company, which are registered as unit investment trusts under the Investment Company Act of 1940.

The discussion that follows indicates those entities owned directly or indirectly by Massachusetts Mutual Life Insurance Company:

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MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

ORGANIZATIONAL SUMMARY

I.	DIRECT SUBSIDIARIES OF MASSMUTUAL - MassMutual is the sole owner of each subsidiary unless otherwise indicated.

A.	C.M. Life Insurance Company (May 11, 1981), a Connecticut corporation which operates as a life and health insurance company.

1.	MML Bay State Life Insurance Company (April 1, 1935), a Connecticut corporation which operates as a life and health insurance company.

2.	CML Mezzanine Investor, LLC (October 18, 2005), a Delaware limited liability company that acts as a blocker entity for C.M. Life Insurance Company.

B.	MML Distributors, LLC (Nov. 10, 1994), a Connecticut limited liability company which operates as a securities broker-dealer. (MassMutual Holding LLC – 1%.)

C.	MassMutual Holding LLC (Nov. 30, 1984), a Delaware limited liability company which operates as a holding company for certain MassMutual entities.

MassMutual Holding LLC is the sole owner of each subsidiary or affiliate unless otherwise indicated.

1.	MML Investors Services, Inc. (Dec. 31, 1981), a Massachusetts corporation which operates as a securities broker-dealer.

a.	MML Insurance Agency, Inc. (Nov. 16, 1990), a Massachusetts corporation which operates as an insurance broker.

b.	MMLISI Financial Alliances, LLC, a Delaware limited liability company which operates as a broker-dealer. (MML Investors Services, Inc. – 51% and Series Members – 49%)

2.	MassMutual Holding MSC, Inc. (Dec. 26, 1996), a Massachusetts corporation which operates as a holding company for MassMutual positions in investment entities organized outside of the United States. This subsidiary qualifies as a “Massachusetts Security Corporation” under Chapter 63 of the Massachusetts General Laws. MassMutual Holding MSC, Inc. is the sole owner of each subsidiary or affiliate unless otherwise indicated.

1

a.	MassMutual Corporate Value Limited (Aug. 24, 1994), a Cayman Islands corporation which holds a 88.4% ownership interest in MassMutual Corporate Value Partners Limited, another Cayman Islands corporation operating as a high-yield bond fund. (MassMutual Holding MSC, Inc.—46%)

1)	MassMutual Corporate Value Partners Ltd. (Aug. 24, 1994), owned 88.4% by MassMutual Corporate Value Limited.

b.	9048-5434 Quebec, Inc. (April 4, 1997), a Canadian corporation, which used to operate as the owner of Hotel du Parc in Montreal, Quebec, Canada. Inactive.

c.	1279342 Ontario Limited (Jan. 29, 1998), a Canadian corporation which operates as the owner of Deerhurst Resort in Huntsville, Ontario, Canada.

3.	Cornerstone Real Estate Advisers, LLC (Jan. 20, 1994), a Delaware limited liability company which operates as an investment adviser.

4.	Babson Capital Management LLC (July 5, 1940), a Delaware limited liability company which operates as an investment adviser.

a.	Babson Capital Securities Inc (July 1, 1994), a Massachusetts corporation which operates as a securities broker-dealer.

b.	Babson Capital Management Inc., a Delaware corporation that holds a “corporation” real estate license.

c.	FITech Asset Management, L.P. (“AM”) (June 9, 1999) is a Delaware Limited Partnership, formed to manage FITech Domestic Value, L.P. (“the Fund”), a “fund-of-funds” that invests in hedge funds. (Babson Capital Management LLC is a limited partner in AM with a controlling interest – 58%)

d.	FITech Domestic Partners, LLC (“DP”) (January 26, 2000) is a Delaware LLC that is the general partner of AM. (Babson Capital Management LLC owns a controlling interest –58%—of DP.)

2

e.	Babson Capital Japan KK, formerly known as MassMutual Investment Management Company (May 28, 2004), a Japanese registered investment adviser.

f.	Babson Capital Guernsey Limited, an investment management company organized under the laws of Isle of Guernsey.

1.)	Babson Capital Europe Limited, an institutional debt-fund manager organized under the laws of England and Wales.

a.)	Almack Holding Partnership GP Limited, an English company and wholly-owned subsidiary of Babson Capital Europe Limited, will serve as a general partner of each of Almack Leveraged 1 LP, Almack Unleveraged 1 LP, Almack Leveraged 2 LP and Almack Unleveraged 2 LP.

b.)	Almack Mezzanine Fund Limited, an English company and wholly-owned subsidiary of Babson Capital Europe Limited, will serve as general partner of Almack Mezzanine Founder LP and Almack Mezzanine I LP.

c.)	Almack Mezzanine Fund II Limited, an English company and wholly-owned subsidiary of Babson Capital Europe Limited, will serve as general partner of Almack Mezzanine II Leveraged LP and Almack Mezzanine II Unleveraged LP.

5.	Oppenheimer Acquisition Corp. (June 21, 1990), a Delaware corporation which operates as a holding company for the Oppenheimer companies. (MassMutual Holding LLC – 97.7%).

a.	OppenheimerFunds, Inc. (Oct. 23, 1987), a Colorado corporation which operates as the investment adviser to the Oppenheimer Funds.

1.)	Centennial Asset Management Corporation (May 8, 1987), a Delaware corporation which operates as investment adviser and general distributor of the Centennial Funds.

3

2.)	OppenheimerFunds Distributor, Inc. (July 3, 1978), a New York corporation which operates as a securities broker-dealer.

3.)	Oppenheimer Real Asset Management, Inc. (Dec. 22, 1988), a Delaware corporation which is the sub-adviser to a mutual fund investing in the commodities markets.

4.)	Shareholder Financial Services, Inc. (Nov. 1, 1989), a Colorado corporation which operates as a transfer agent for mutual funds.

5.)	Shareholder Services, Inc. (Sept. 16, 1987), a Colorado corporation which operates as a transfer agent for various Oppenheimer and MassMutual funds.

6.)	OFI Private Investments, Inc. (March 20, 2000) is a New York based registered investment adviser which manages smaller separate accounts, commonly known as wrap-fee accounts, which are introduced by unaffiliated broker-dealers, on a subadvisory basis for a stated fee.

7.)	OFI Institutional Asset Management. Inc. (Nov. 20, 2000) is a New York based registered investment advisor which provides investment supervisory services on a discretionary basis to individual accounts, pension plans, insurance company separate accounts, public funds and corporations for a stated fee.

a.)	Trinity Investment Management Corporation (Nov. 1, 1974), a Pennsylvania corporation and registered investment adviser which provides portfolio management and equity research services primarily to institutional clients.

b.)	OFI Trust Company (1988), a New York corporation which conducts the business of a trust company.

c.)	HarbourView Asset Management Corporation (April 17, 1986), a New York corporation which operates as an investment adviser.

d.)	OppenheimerFunds International Distributor Limited (formerly known as OppenheimerFunds (Asia) Limited), a Hong Kong mutual fund marketing company. (Owned 95% by OFI Institutional Asset Management, Inc. and 5% by OppenheimerFunds, Inc.)

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8.)	OppenheimerFunds International, Ltd. (July 9, 1997), a wholly-owned subsidiary of OppenheimerFunds, Inc., is the manager of OppenheimerFunds Real Asset Futures plc and OppenheimerFunds plc, each a Dublin-based investment company, for which OppenheimerFunds, Inc. provides portfolio management services as an investment adviser.

a.)	OFI Institutional Asset Management, Ltd., (February 6, 2007), a limited liability company formed in England.

b.	Tremont Group Holdings, Inc. (previously, Tremont Capital Management, Inc.) (June 28, 2001), a New York-based investment services provider which specializes in hedge funds.

1.)	Tremont (Bermuda), Limited, a Bermuda-based investment adviser.

2.)	Tremont Partners, Inc., (1984) a Connecticut corporation that is a registered investment adviser.

3.)	Tremont Capital Management Limited, a company based in the United Kingdom.

4.)	Tremont Securities, Inc., a New York company that acts as a registered broker dealer.

5.)	Tremont Capital Management, Corp. (owned 77% by Tremont Capital Management, Inc.), a New York company.

6.)	Tremont Capital Management (Asia) Limited, a Hong Kong company.

7.)	Tremont Capital Management (Ireland) Limited, the manager of an Irish umbrella trust that manages a series of non-US strategy based funds.

8.)	Tremont GP, Inc., a Delaware corporation.

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6.	HYP Management LLC (July 24, 1996), a Delaware limited liability company which operates as the “LLC Manager” of MassMutual High Yield Partners II LLC, a high yield bond fund.

7.	MassMutual Benefits Management, Inc. (March 20, 1991), a Delaware corporation which supports MassMutual with benefit plan administration and planning services.

8.	MMHC Investment LLC (July 24, 1996), a Delaware limited liability company which is a passive investor in MassMutual investments.

9.	MML Realty Management Corporation (Oct. 14, 1968), a Massachusetts corporation which formerly operated as a manager of properties owned by MassMutual.

10.	MassMutual International LLC (Feb. 19, 1996), a Delaware corporation which operates as a holding company for those entities constituting MassMutual’s international insurance operations. MassMutual International LLC is the sole owner of each of the subsidiaries or affiliates listed below unless otherwise indicated.

a.	MassMutual Asia Limited, a corporation organized in Hong Kong which operates as a life insurance company. (Owned 99.99% by MassMutual International LLC and .01% by MassMutual Holding LLC.

1.)	MassMutual Insurance Consultants Limited, a corporation organized in Hong Kong which operates as a general insurance agent. (MassMutual Asia Limited owns 99.99% and MassMutual Services Limited owns .01%.

2.)	MassMutual Trustees Limited, a corporation organized in Hong Kong which operates as an approved trustee for the mandatory provident funds. (Owned 20% each by MassMutual Asia Limited, MassMutual Services Limited (in trust for MassMutual Asia Ltd.), MassMutual Guardian Limited (in trust for MassMutual Asia Ltd.), Protective Capital (International) Limited and Kenneth Yu (in trust for MassMutual Asia Ltd.)).

3.)	Protective Capital (International) Limited, a corporation organized in Hong Kong which is a dormant investment company currently holding 6.38% of MassMutual Life Insurance Company in Japan. (Owned 99.98% by MassMutual Asia Limited, 01% by Ling Sau Lei and .01% by Jones Leung.)

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4.)	MassMutual Services Limited, a corporation organized in Hong Kong which provided policyholders with estate planning services. This company is now inactive. (MassMutual Asia Ltd. – 50%, Protective Capital (International) Limited – 50%.)

5.)	MassMutual Guardian Limited, a corporation organized in Hong Kong which provided policyholders with estate planning services. This company is now inactive. (MassMutual Asia Ltd. – 50%, Protective Capital (International) Limited—50%.)

6.)	MassMutual Asia Investors Limited, a Hong Kong company that provides investment advisory services.

b.	MassMutual Internacional (Chile) Limitada, a corporation organized in the Republic of Chile which operates as a holding company. (MassMutual International LLC – 79.43%; MassMutual Holding LLC—.07%; 1279342 Ontario Limited – 20.5%)

1.)	MassMutual (Chile) Limitada (September 13, 2006), a limited liability company organized in the Republic of Chile. (MassMutual Internacional (Chile) Limitada – 99.99 % and MassMutual International LLC .01%).

a.)	Compañia de Seguros CorpVida S.A., corporation organized in the Republic of Chile which operates as an insurance company. (MassMutual (Chile) Limitada – 33.49%)

c.	MassMutual Europe S.A., a corporation organized in the Grand Duchy of Luxembourg which operates as a life insurance company.

d.	MassMutual International Holding MSC, Inc., a Massachusetts corporation which currently acts as a holding company for MMI’s interest in Taiwan.

1.)	MassMutual Mercuries Life Insurance Company, a Taiwan corporation which operates as a life insurance company. (MassMutual International Holding MSC, Inc. 39.01%)

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e.	MassMutual Life Insurance Company, a Japanese corporation which operates as a life insurance company. (MassMutual International LLC – 80.03%; MM Real Estate GK – 7.64%; Protective Capital (International) Ltd. – 6.38%; MassMutual Asia Limited – 5.93%; and MassMutual Life Insurance Company—.02%).

1.)	Hakone Fund LLC, a Delaware limited liability company authorized to purchase, borrow, sell and otherwise trade in securities, shares and other financial instruments and contracts of U.S. and non-U.S. entities.

2.)	Hakone Fund II LLC, a Delaware limited liability company authorized to purchase, borrow, sell and otherwise trade in securities, shares and other financial instruments and contracts of U.S. and non-U.S. entities.

f.	MM Real Estate GK, a Japanese entity which holds and manages real estate. (MassMutual Life Insurance Company – 1%; MassMutual International LLC – 99%)

g.	MassMutual Global Wealth Management Limited, a Guernsey company that is the fund manager for its two subsidiary companies.

11.	MassMutual Assignment Company (Oct. 4 2000), a North Carolina corporation which operated a structured settlement business.

12.	MML Financial, LLC (May 7, 2004), a Delaware limited liability company which operates as a holding company.

a.	MML Investment Products, LLC, (November 9, 2004) a Delaware limited liability company licensed to carry on any lawful business purpose or activity not restricted by the Delaware Limited Liability Company Act. This company primarily makes investments.

b.	MML Assurance, Inc. (November 29, 2004), a New York insurance company.

c.	Invicta Holdings LLC (April 12, 2006), a Delaware limited liability company that acts as a holding company.

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1.)	Invicta Advisors LLC (April 12, 2006), a Delaware limited liability company that will serve as the management entity of Invicta Credit LLC.

2.)	Invicta Capital LLC (April 12, 2006), a Delaware limited liability company that will guarantee the obligations of Invicta Credit LLC.

a.)	Invicta Credit LLC (April 12, 2006). a Delaware limited liability company that will operate as a credit derivative product company selling credit protection using credit default swaps.

13.	MassMutual Baring Holding, LLC (October 14, 2005), a Delaware limited liability company that will act as a holding company for certain MassMutual subsidiaries.

a.	MassMutual Holdings (Bermuda) Ltd., a Bermuda company that acts as a holding company for certain MassMutual subsidiaries.

1.)	Baring Asset Management Limited (April 6, 1994), a company incorporated under the laws of England and Wales that acts an investment manager/adviser.

a.)	Baring Fund Managers Limited (October 29, 1968), a company incorporated under the laws of England and Wales that acts as a manager of BAM UK Collective Investment Schemes.

b.)	Baring International Investment Limited (June 7, 1979), a company incorporated under the laws of England and Wales that acts as an investment manager/adviser.

c.)	Baring Pension Trustees Limited, a company organized under the laws of England and Wales that acts as a trustee for the pension scheme covering UK-based employees of Baring Asset Management Limited.

d.)	Baring Investment Services Limited (May 18, 1988), a company incorporated under the laws of England and Wales that acts as a service company which supports all the BAM Group operating companies within the UK.

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e.)	Baring International Investment Management Holdings (November 12, 1985), a company incorporated under the laws of England and Wales that acts as an intermediate holding company.

i.	Baring Asset Management GmbH (February 21, 2000), a company incorporated under the laws of Germany that provides marketing and client services regarding investment funds and other asset management products of the BAM group.

ii.	Baring France S.A.S. (July 24, 1997), a company incorporated under the laws of France that handles distribution and client services for qualified investors.

iii.	Baring Investment Administrative Services (South Africa) Limited (September 4, 1998), a company incorporated under the laws of South Africa. The company was incorporated to serve as the South African Representative Office for selected collective investment schemes as contemplated in the Regulations made pursuant to Section 37A(1) of the Units Trusts Control Act, 1981 as amended.

iv.	Baring International Investment Management Limited (October 26, 1973), an intermediate holding company organized in Hong Kong.

aa. Baring Asset Management UK Holdings Limited (October 25, 1983), a company incorporated under the laws of England and Wales that acts as and intermediate holding company.

i. Baring Asset Management (CI) Limited (July 18, 1990), an investment management company organized under the laws of the Isle of Guernsey.

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ii. Baring International Fund Managers (Ireland) Limited (July 16, 1990), a company incorporated under the laws of Ireland that acts as a manager of BAM Irish Collective Investment Schemes and Funds.

iii. Baring Mutual Fund Management (Ireland) Limited (November 29, 1991), a company incorporated under the laws of Ireland that acts as an investment adviser.

iv. Baring Sice (Taiwan) Limited (March 15, 1990), a regulated company organized in Taiwan.

v. Baring Asset Management (Asia) Holdings Limited (June 7, 1985), an intermediate holding company organized in Hong Kong.

aa.) Baring Asset Management (Asia) Limited (March 15, 1985), a company organized in Hong Kong that acts as an investment adviser.

bb.) Baring International Fund Managers (Bermuda) Limited (September 13, 1988), a company incorporated under the laws of Bermuda that acts as a trustee of Baring Korea Trust Fund Ltd.’s undistributed funds.

cc.) Baring Asset Management (Japan) Limited (January 13, 1986), a company organized in Japan that acts as an investment adviser.

dd.) Baring Asset Management (Australia) Pty Limited (June 6, 1986), an investment adviser incorporated under the laws of Australia.

b.	Baring Asset Management, Inc. (September 28, 1967), a Massachusetts corporation that acts as an investment adviser.

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14.	MassMutual Capital Partners LLC (September 20, 2006), a Delaware single-member limited liability company. MassMutual Holding LLC is the sole member.

D.	The MassMutual Trust Company (Jan. 12, 2000), a federally chartered stock savings bank which performs trust services.

E.	MML Private Placement Investment Company I, LLC (May 15, 2007), a Delaware limited liability.

F.	MML Private Equity Fund Investor LLC (December 6, 2006), a Delaware limited liability company that acts as a blocker entity for MassMutual and holds private equity fund investments.

G.	MML Mezzanine Investor, LLC (October 18, 2005), a Delaware limited liability company that acts as a blocker entity for MassMutual.

H.	MML Mezzanine Investor II, LLC (March 13, 2008), a Delaware limited liability company that acts as a blocker entity for MassMutual.

I.	MMC Equipment Finance LLC (January 27, 2007), a Delaware limited liability company established to engage primarily in equipment finance and leasing activities.

1.	MassMutual Asset Finance LLC (formerly known as Winmark Equipment Finance, LLC) is an equipment financing company which provides collateralized lending, financing and leasing services nationwide.

a.	Winmark Special Finance LLC (May 18, 2004), a Delaware limited liability company that acquires equipment loans and leases and the related equipment, participation and other interests in such assets.

b.	Winmark Limited Funding LLC (June 3, 2004), a Delaware limited liability company that acquires equipment loans and leases and the related equipment, participation and other interests in such assets, and then issues non-recourse promissory notes which are secured by such assets (excluding residual interests).

c.	WEF Seller LLC 2006-A (January 26, 2007), a Delaware limited liability company that previously held a portfolio of rights in equipment loans, equipment leases, related equipment and related rights.

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1.)	WEF Issuer LLC 2006-A (October 17, 2005), a Delaware limited liability company that holds and manages equipment-related assets and makes payments on certain notes.

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II. REGISTERED INVESTMENT COMPANY AFFILIATES

Each of the following entities is a registered investment company sponsored by MassMutual or one of its affiliates.

•	MassMutual Premier Funds, a Massachusetts business trust that operates as an open-end investment company. The majority of shares are owned by MassMutual.

•	MML Series Investment Fund, a Massachusetts business trust that operates as an open-end investment company. All shares issued by the Trust are owned by MassMutual and certain of its affiliates.

•	MassMutual Corporate Investors, a Massachusetts business trust which operates as a closed-end investment company.

•	MassMutual Select Funds, a Massachusetts business trust that operates as an open-end investment company. The majority of shares are owned by MassMutual.

•	MassMutual Participation Investors, a Massachusetts business trust which operates as a closed-end investment company.

•

MML Series Investment Fund II, a Massachusetts business trust that operates as an open-end investment company. All shares issued by MML Series Investment Fund II are owned by MassMutual and certain of its affiliates.

•	The Greater China Fund, Inc and The Asia Pacific Fund, Inc: closed-end registered investment companies to which Baring Asset Management (Asia) Limited is the investment adviser.

•	Bond Fund Series

•	Centennial California Tax-Exempt Trust

•	Centennial Government Trust

•	Centennial Money Market Trust

•	Centennial New York Tax Exempt Trust

•	Centennial Tax Exempt Trust

•	OFI Tremont Core Strategies Hedge Fund

•	OFI Tremont Market Neutral Hedge Fund

•	Oppenheimer Absolute Return Fund

•	Oppenheimer AMT-Free Municipals

•	Oppenheimer AMT-Free New York Municipals

•	Oppenheimer Balanced Fund

•	Oppenheimer Baring China Fund

•	Oppenheimer Baring Japan Fund

•	Oppenheimer Baring SMA International Fund

•	Oppenheimer California Municipal Fund

•	Oppenheimer Capital Appreciation Fund

•	Oppenheimer Capital Income Fund

•	Oppenheimer Cash Reserves

•	Oppenheimer Champion Income Fund

•	Oppenheimer Commodity Strategy Total Return Fund

•	Oppenheimer Developing Markets Fund

•	Oppenheimer Discovery Fund

•	Oppenheimer Dividend Growth Fund

•	Oppenheimer Emerging Growth Fund

•	Oppenheimer Emerging Technologies Fund (in the process of de-registering)

•	Oppenheimer Enterprise Fund (in the process of de-registering)

•	Oppenheimer Equity Fund, Inc.

•	Oppenheimer Equity Income Fund, Inc.

•	Oppenheimer Global Fund

•	Oppenheimer Global Opportunities Fund

•	Oppenheimer Global Value Fund

•	Oppenheimer Gold & Special Minerals Fund

•	Oppenheimer Growth Fund (in the process of de-registering)

•	Oppenheimer Institutional Money Market Fund

•	Oppenheimer Integrity Funds

•	Oppenheimer International Bond Fund

•	Oppenheimer International Diversified Fund

•	Oppenheimer International Growth Fund

•	Oppenheimer International Small Company Fund

•	Oppenheimer International Value Trust

•	Oppenheimer Limited Term California Municipal Fund

•	Oppenheimer Limited-Term Government Fund

•	Oppenheimer Main Street Funds, Inc.®

•	Oppenheimer Main Street Opportunity Fund®

•	Oppenheimer Main Street Small Cap Fund®

•	Oppenheimer Master International Value Fund, LLC

•	Oppenheimer Master Loan Fund, LLC

•	Oppenheimer MidCap Fund

•	Oppenheimer Money Market Fund, Inc.

•	Oppenheimer Multi-State Municipal Trust

•	Oppenheimer Municipal Fund

•	Oppenheimer Portfolio Series

•	Oppenheimer Portfolio Series Fixed Income Active Allocation Fund

•	Oppenheimer Principal Protected Trust II®

•	Oppenheimer Principal Protected Trust III®

•	Oppenheimer Principal Protected Trust®

•	Oppenheimer Quest For Value Funds

•	Oppenheimer Quest International Value Fund, Inc.

•	Oppenheimer Real Estate Fund

•	Oppenheimer Rising Dividends Fund, Inc.

•	Oppenheimer Rochester Arizona Municipal Fund

•	Oppenheimer Rochester Maryland Municipal Fund

•	Oppenheimer Rochester Massachusetts Municipal Fund

•	Oppenheimer Rochester Michigan Municipal Fund

•	Oppenheimer Rochester Minnesota Municipal Fund

•	Oppenheimer Rochester North Carolina Municipal Fund

•	Oppenheimer Rochester Ohio Municipal Fund

•	Oppenheimer Rochester Virginia Municipal Fund

•	Oppenheimer Select Value Fund

•	Oppenheimer Senior Floating Rate Fund

•	Oppenheimer Series Fund, Inc.

•	Oppenheimer SMA Core Bond Fund

•	Oppenheimer SMA International Bond Fund

•	Oppenheimer Strategic Trust

•	Oppenheimer Transition 2010 Fund

•	Oppenheimer Transition 2015 Fund

•	Oppenheimer Transition 2020 Fund

•	Oppenheimer Transition 2025 Fund

•	Oppenheimer Transition 2030 Fund

•	Oppenheimer Transition 2040 Fund

•	Oppenheimer Transition 2050 Fund

•	Oppenheimer Tremont Market Neutral Fund, LLC

•	Oppenheimer Tremont Opportunity Fund, LLC

•	Oppenheimer U.S. Government Trust

•	Oppenheimer Variable Account Funds

•	Panorama Series Fund, Inc.

•	Rochester Fund Municipals

•	Rochester Portfolio Series

•	Tennenbaum Opportunities Fund V, LLC (a nondiversified closed-end management investment company co-managed by Babson Capital Management LLC)

•	Special Value Opportunities Fund, LLC (a nondiversified closed-end management investment company co-managed by Babson Capital Management LLC)

•	Special Value Continuation Fund, LLC (a nondiversified closed-end management investment company co-managed by Babson Capital Management LLC)

•	Special Value Continuation Partners, LP (a nondiversified closed-end management investment company co-managed by Babson Capital Management LLC)

•	Tennenbaum Opportunities Partners V, LP (a nondiversified closed-end management investment company co-managed by Babson Capital Management LLC)

Item 27. Number Of Contract Owners

As of February 6, 2008, there were 96 Contract Owners in the Separate Account.

Item 28. Indemnification

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RULE 484 UNDERTAKING

MassMutual directors and officers are indemnified under Article V of the by-laws of Massachusetts Mutual Life Insurance Company, as set forth below.

Article	V. of the Bylaws of MassMutual provides for indemnification of directors and officers as follows:

Article	V. Subject to limitations of law, the Company shall indemnify:

(a)	each director, officer or employee;

(b)	any individual who serves at the request of the Company as a director, board member, committee member, officer or employee of any organization or any separate investment account; or

(c)	any individual who serves in any capacity with respect to any employee benefit plan,

from and against all loss, liability and expense imposed upon or incurred by such person in connection with any action, claim or proceeding of any nature whatsoever, in which such person may be involved or with which he or she may be threatened, by reason of any alleged act, omission or otherwise while serving in any such capacity. Indemnification shall be provided although the person no longer serves in such capacity and shall include protection for the person’s heirs and legal representatives.

Indemnities hereunder shall include, but not be limited to, all costs and reasonable counsel fees, fines, penalties, judgments or awards of any kind, and the amount of reasonable settlements, whether or not payable to the Company or to any of the other entities described in the preceding paragraph, or to the policyholders or security holders thereof.

Notwithstanding the foregoing, no indemnification shall be provided with respect to:

(1)	any matter as to which the person shall have been adjudicated in any proceeding not to have acted in good faith in the reasonable belief that his or her action was in the best interests of the Company or, to the extent that such matter relates to service with respect to any employee benefit plan, in the best interests of the participants or beneficiaries of such employee benefit plan;

(2)	any liability to any entity which is registered as an investment company under the Federal Investment Company Act of 1940 or to the security holders thereof, where the basis for such liability is willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of office; and

(3)	any action, claim or proceeding voluntarily initiated by any person seeking indemnification, unless such action, claim or proceeding had been authorized by the Board of Directors or unless such person’s indemnification is awarded by vote of the Board of Directors.

In any matter disposed of by settlement or in the event of an adjudication which in the opinion of General Counsel or his delegate does not make a sufficient determination of conduct which could preclude or permit indemnification in accordance with the preceding paragraphs (1), (2) and (3), the person shall be entitled to indemnification unless, as determined by the majority of the disinterested directors or in the opinion of counsel (who may be an officer of the Company or outside counsel employed by the Company), such person’s conduct was such as precludes indemnification under any of such paragraph.

The Company may at its option indemnify for expenses incurred in connection with any action or proceeding in advance of its final disposition, upon receipt of a satisfactory undertaking for repayment if it be subsequently determined that the person thus indemnified is not entitled to indemnification under this Article V.

Item 29. Principal Underwriters

(a) MML Distributors, LLC, a controlled subsidiary of MassMutual, acts as principal underwriter for registered separate accounts of MassMutual, C.M. Life and MML Bay State and for the MML Series Investment Fund and the MML Series Investment Fund II.

(b) MML Distributors, LLC, is the principal underwriter for the contracts. The following people are officers and member representatives of the principal underwriter.

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OFFICERS AND MEMBER REPRESENTATIVES MML DISTRIBUTORS, LLC

Name	Officer	Business Address
William F. Glavin	Chief Executive Officer, President and Springfield OSJ Supervisor	1295 State Street Springfield, MA 01111-0001

Peter G. Lahaie	Chief Financial Officer, Vice President and Treasurer

Andrew Dickey	Member Representative Massachusetts Mutual Life Insurance Co. Member Representative MassMutual Holding L.L.C.	1295 State Street Springfield, MA 01111-0001

Robert S. Rosenthal	Vice President Chief Legal Officer Secretary	1295 State Street Springfield, MA 01111-0001

Kevin LaComb	Assistant Treasurer	1295 State Street Springfield, MA 01111-0001

Edward K. Duch, III	Assistant Secretary	1295 State Street Springfield, MA 01111-0001

Jennifer Dupuis-Krause	Assistant Secretary	1295 State Street Springfield, MA 01111-0001

Susan Scanlon	Chief Compliance Officer and Enfield OSJ Supervisor	100 Bright Meadow Blvd. Enfield, CT 06082

Marilyn Edstrom	Entity Contracting Officer	1295 State Street Springfield, MA 01111-0001

Kathy Rogers	Continuing Education Officer	1295 State Street Springfield, MA 01111-0001

Donald Towse	Registration Manager	1295 State Street Springfield, MA 01111-0001

Donna Watson	Cash and Trading Supervisor Assistant Treasurer	1295 State Street Springfield, MA 01111-0001

Bruce C. Frisbie	Assistant Treasurer	1295 State Street Springfield, MA 01111-0001

Robert Wittneben	Chief Information Officer	1295 State Street Springfield, MA 01111-0001

Jennifer L. Lake	Assistant Treasurer	1295 State Street Springfield, MA 01111-0001

Lenore MacWade	Assistant Treasurer	1295 State Street Springfield, MA 01111-0001

Denise Kresock	Assistant Treasurer	1295 State Street Springfield, MA 01111-0001

Cade Cherry	Assistant Treasurer	1295 State Street Springfield, MA 01111-0001

Eric Wietsma	Retirement Services Supervisor and Fund Product Distribution Officer	1295 State Street Springfield, MA 01111-0001

Camille Donald	Assistant Secretary	1295 State Street Springfield, MA 01111-0001

Michael R. Fanning	U.S. Insurance Group Supervisor	1295 State Street Springfield, MA 01111-0001

Ellen Dziura	Retirement Income Supervisor	100 Bright Meadow Blvd. Enfield, CT 06082

William McCauley	Assistant Vice President and Assistant Treasurer	1295 State Street Springfield, MA 01111-0001

Douglas Russell	Variable Annuity Product Distribution Officer	100 Bright Meadow Blvd. Enfield, CT 06082

Jo-Anne Rankin	Variable Life Product Distribution Officer	100 Bright Meadow Blvd. Enfield, CT 06082

Item 30. Location of Accounts and Records

All accounts, books, or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the Registrant at 100 Bright Meadow Boulevard, Enfield, CT 06082.

Item 31. Management Services

Not Applicable.

Item 32. Undertakings

(a)	Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

(b)	Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)	Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

(d)	Massachusetts Mutual Life Insurance Company hereby represents that the fees and charges deducted under the individual deferred variable annuity contract described in this Registration Statement in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Massachusetts Mutual Life Insurance Company.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Massachusetts Mutual Variable Annuity Separate Account 4 certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment No. 2 to Registration Statement 333-131007 pursuant to Rule 485(b) under the Securities Act of 1933 and has caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, all in the city of Springfield and the Commonwealth of Massachusetts, on the 24th day of April, 2008.

MASSACHUSETTS MUTUAL VARIABLE ANNUITY SEPARATE ACCOUNT 4 MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY (Depositor)

By:	/s/ STUART H. REESE*
President and Chief Executive Officer Massachusetts Mutual Life Insurance Company

/S/ PATRICIA J. WALSH
*Patricia J. Walsh On April 24, 2008, as Attorney-in-Fact pursuant to power of attorney.

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

8

Signature	Title	Date

/s/ STUART H. REESE* Stuart H. Reese	President and Chief Executive Officer (Principal Executive Officer)	April 24, 2008

/s/ MICHAEL T. ROLLINGS* Michael T. Rollings	Executive Vice President and Chief Financial Officer (Principal Financial Officer)	April 24, 2008

/s/ NORMAN A. SMITH* Norman A. Smith	Corporate Vice President and Controller (Principal Accounting Officer)	April 24, 2008

/S/ ROGER G. ACKERMAN* Roger G. Ackerman	Director	April 24, 2008

/s/ THOMAS C. BARRY* Thomas C. Barry	Director	April 24, 2008

/s/ KATHLEEN A. CORBET* Kathleen Corbet	Director	April 24, 2008

/s/ JAMES H. DEGRAFFENREIDT, JR.* James H. DeGraffenreidt, Jr.	Director	April 24, 2008

/S/ PATRICIA DIAZ DENNIS* Patricia Diaz Dennis	Director	April 24, 2008

/s/ WILLIAM B. ELLIS* William B. Ellis	Director	April 24, 2008

/S/ ROBERT ESSNER* Robert Essner	Director	April 24, 2008

/s/ ROBERT M. FUREK* Robert M. Furek	Director	April 24, 2008

/s/ RAYMOND W. LEBOEUF* Raymond W. LeBoeuf	Director	April 24, 2008

/s/ WILLIAM B. MARX, JR.* William B. Marx, Jr.	Director	April 24, 2008

/s/ JOHN F. MAYPOLE* John F. Maypole	Director	April 24, 2008

/s/ MARC RACICOT* Marc Racicot	Director	April 24, 2008

/S/ WILLIAM T. SPITZ* William T. Spitz	Director	April 24, 2008

/s/ Patricia J. Walsh *Patricia J. Walsh	On April 24, 2008, as Attorney-in-Fact pursuant to powers of attorney

REPRESENTATION BY REGISTRANT’S COUNSEL

As attorney to the Registrant, I, Edwin L. Kerr, have reviewed this Post-Effective Amendment No. 2 to Registration Statement No. 333-131007, and represent, pursuant to the requirement of paragraph (e) of Rule 485 under the Securities Act of 1933, that this Amendment does not contain disclosures which would render it ineligible to become effective pursuant to paragraph (b) of said Rule 485.

/s/    EDWIN L. KERR

Edwin L. Kerr

Assistant Vice President and Counsel

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INDEX TO EXHIBITS

Exhibit 9	Opinion and Consent of Counsel

Exhibit 10(i)	Consent of Independent Registered Public Accounting Firm, KPMG LLP